Federated Investors
World-Class Investment Manager

Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Cash Management Trust. This report covers the first half of the fund's fiscal year, which is the six-month reporting period ended January 31, 2001. It begins with an investment review on the short-term market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and its financial statements.

In Automated Cash Management Trust, your ready cash is at work pursuing daily income, along with a high level of liquidity and a stable net asset value of $1.00 per share.1 At the end of the six-month reporting period, the fund's $4.7 billion in net assets were invested in variable rate instruments (29.4%), commercial paper (27.3%), corporate notes (13.8%), certificates of deposit (11.2%), time deposits (4.9%), collateralized loan obligations (4.3%), loan participation securities (4.0%), repurchase agreements (4.0%), and a corporate bond (0.6%).

Over the six-month reporting period, dividends paid to shareholders of Institutional Service Shares and Cash II Shares totaled $0.031 and $0.030 per share, respectively. The 30-day net yields on the last day of the reporting period for Institutional Service Shares and Cash II Shares were 5.80% and 5.63%, respectively.2

Thank you for participating in the daily earning power of this high-quality money market mutual fund. As always, we welcome your questions, comments, or suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
March 15, 2001

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

2 The 30-day net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. Current performance information is available by calling 1-800-341-7400.

Investment Review

Automated Cash Management Trust invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or if unrated be of comparable quality to securities having such ratings. Typical security types include, but are not limited to commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the six-month reporting period ended January 31, 2001 the U.S. economy began to slow. Third quarter 2000 Gross Domestic Product declined to 2.20%, while the fourth quarter decreased even further to 1.40%. The National Association of Purchasing Managers report declined to its lowest level since the 1990-1991 recession. Consumer confidence rates fell precipitously, and retail sales were much lower than expectations. Inflation remained in check in both the consumer price index and the producer price index.

In light of the economic weakness and rising concerns about recession, the Federal Reserve Board (the "Fed") announced a surprise intermeeting 50 basis point rate reduction in the federal funds target rate on January 3, 2001. The Fed cited further weakening of sales and production, tight conditions in some segments of the financial markets and higher energy prices. They also maintained a bias towards easing monetary policy, thus leaving the door open to additional rate cuts in 2001. This occurred in the form of another 50 basis point reduction on January 31, 2001.

Thirty-day commercial paper started the six-month reporting period at 6.55% on July 31, 2000, and then hovered around the 6.50% federal funds target rate level throughout 2000. The rate plummeted throughout January in reaction to the Fed rate cut and anticipation of more, ending the reporting period at 5.50%.

The target average maturity range for the fund began the six-month reporting period at 40-50 days, but was increased to 45-55 days on November 6, 2000, in anticipation of a declining rate environment. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six-month reporting period ended January 31, 2001, the net assets of the fund increased from $3,781.8 to $4,692.8 million. The seven-day net yield for the fund's Institutional Service Shares decreased from 6.09% to 5.65%, while the seven-day net yield for the Cash II Shares decreased from 5.92% to 5.48% during the six-month reporting period. The effective average maturity of the fund on January 31, 2001 was 46 days.

Portfolio of Investments

January 31, 2001 (unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS--4.3%
$100,000,000	Goldman Sachs Group, LP, 5.800%, dated 1/31/2001, due 2/1/2001	$100,000,000
100,000,000	Morgan Stanley Group, Inc., 5.840%, dated 1/31/2001, due 2/1/2001	100,000,000

	TOTAL COLLATERALIZED LOAN OBLIGATIONS	200,000,000

	COMMERCIAL PAPER--27.3%[1]
	Banking--10.9%
10,000,000	Banco Santander Central Hispano, SA, 5.230%, 7/23/2001	9,750,122
75,000,000	Deutsche Bank Financial, Inc. (Deutsche Bank AG GTD), 6.510%, 2/12/2001	74,850,813
10,288,000	Fountain Square Commercial Funding Corp. (Fifth Third Bank, Cincinnati SA), 5.430%, 4/23/2001	10,162,306
145,253,000	Market Street Funding Corp. (PNC Bank, N.A. LOC), 5.800% - 6.410%, 2/9/2001 - 2/15/2001	144,988,400
32,726,000	Old Slip Funding Corp. (Bank of New York Swap Agreement), 6.410%, 2/6/2001	32,696,865
32,695,000	Park Avenue Receivables Corp., 5.830%, 2/9/2001	32,652,642
40,000,000	Royal Bank of Canada, Montreal, 6.290%, 3/1/2001	39,804,311
109,500,000	Societe Generale North America, Inc. (Societe Generale, Paris GTD), 5.140% - 5.210%, 7/9/2001 - 7/10/2001	107,005,945
25,000,000	Toronto Dominion Holdings (USA), Inc. (Toronto Dominion Bank GTD), 6.490%, 2/9/2001	24,963,944
28,000,000	UBS Finance (Delaware), Inc. (UBS AG LOC), 6.500%, 2/9/2001	27,959,556
5,000,000	Wells Fargo & Co., 6.500%, 2/2/2001	4,999,097

	TOTAL	509,834,001

	Brokerage--0.6%
20,000,000	Credit Suisse First Boston, Inc., 6.480%, 3/20/2001	19,830,800
10,000,000	Goldman Sachs Group, Inc., 6.500%, 2/20/2001	9,965,694

	TOTAL	29,796,494

	Finance - Commercial--4.1%
75,000,000	Compass Securitization LLC, 5.320% - 6.540%, 2/9/2001 - 7/12/2001	73,774,056
87,306,000	Falcon Asset Securitization Corp., 5.750% - 5.830%, 2/7/2001 - 2/20/2001	87,118,015
30,000,000	General Electric Capital Corp., 6.500%, 3/2/2001	29,842,917

	TOTAL	190,734,988

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance - Retail--6.8%
$175,000,000	Amsterdam Funding Corp., 5.750% - 5.830%, 2/5/2001 - 2/20/2001	$174,759,264
60,000,000	Associates Corp. of North America (Citicorp GTD), 6.470% - 6.545%, 2/14/2001 - 3/2/2001	59,652,215
27,750,000	Sheffield Receivables Corp., 6.550%, 2/2/2001	27,744,951
34,000,000	Wells Fargo Financial, Inc., 6.340%, 8/10/2001	32,862,322
25,000,000	Windmill Funding Corp., 5.820%, 2/9/2001	24,967,667

	TOTAL	319,986,419

	Finance - Securities--2.2%
105,000,000	Galaxy Funding, Inc., 6.440% - 6.550%, 2/22/2001 - 4/9/2001	103,959,513

	Insurance--2.0%
50,000,000	Aspen Funding Corp. (MBIA INS), 5.460%, 4/10/2001	49,484,333
45,000,000	CXC, Inc., 5.450%, 4/9/2001	44,543,563

	TOTAL	94,027,896

	Transportation--0.7%
35,288,000	BAA PLC, 5.650%, 4/5/2001	34,939,090

	TOTAL COMMERCIAL PAPER	1,283,278,401

	CERTIFICATES OF DEPOSIT--11.2%
	Banking--11.2%
28,000,000	ABN AMRO Bank N.V., Amsterdam, 6.720% - 6.780%, 3/2/2001 - 3/20/2001	27,995,516
10,000,000	Abbey National Bank PLC, London, 5.390%, 1/16/2002	10,000,919
42,000,000	Bank of Nova Scotia, Toronto, 6.880%, 4/3/2001 - 4/30/2001	41,998,014
50,000,000	Barclays Bank PLC, 5.530%, 4/10/2001	50,000,466
50,000,000	Bayerische Hypotheken-und Vereinsbank AG, 6.760%, 4/6/2001	49,989,042
50,000,000	Bayerische Landesbank Girozentrale, 5.400%, 1/16/2002	50,004,596
8,800,000	Commerzbank AG, Frankfurt, 7.150%, 6/29/2001	8,798,314
45,000,000	Credit Agricole Indosuez, 6.870%, 3/28/2001	44,998,072
10,000,000	Deutsche Bank AG, 6.700%, 2/5/2001	9,999,948
24,000,000	Michigan National Bank, Farmington Hills, 6.900%, 4/3/2001	23,999,240
50,000,000	National Australia Bank, Ltd., Melbourne, 5.410%, 7/9/2001	50,002,136
61,700,000	Svenska Handelsbanken, Stockholm, 6.765% - 7.120%, 3/22/2001 - 5/4/2001	61,695,213
50,000,000	Toronto Dominion Bank, 5.800%, 4/5/2001	50,000,863
31,000,000	U.S. Bank, N.A., Minneapolis, 6.750%, 4/12/2001	30,993,054
17,000,000	Westpac Banking Corp. Ltd., Sydney, 6.750%, 4/17/2001	16,999,343

	TOTAL CERTIFICATES OF DEPOSIT	527,474,736

Principal Amount		Value
	CORPORATE BOND--0.6%
	Finance - Commercial--0.6%
$30,000,000	CIT Group, Inc., 6.750%, 5/14/2001	$30,004,884

	CORPORATE NOTES--13.8%
	Banking--5.0%
90,600,000	Bank One, Illinois, N.A., 5.580% - 6.790%, 2/1/2001 - 7/9/2001	90,600,000
142,000,000	Bank of America, N.A., 5.380% - 6.820%, 2/1/2001 - 7/18/2001	142,000,000

	TOTAL	232,600,000

	Brokerage--1.8%
84,000,000	Goldman Sachs Group, Inc., 6.660%, 2/5/2001	84,000,000

	Finance - Automotive--0.7%
1,806,128	Chevy Chase Auto Receivables Trust 2000-1, Class A1, 6.870%, 7/12/2001	1,806,128
15,000,000	Ford Credit Auto Owner Trust 2000-G, Class A2, 6.688%, 8/15/2001	15,000,000
6,845,816	Honda Auto Receivables 2000-1 Owner Trust, Class A1, 6.711%, 11/15/2001	6,845,816
7,862,530	Nissan Auto Receivables 2000-C Owner Trust, Class A1, 6.700%, 11/15/2001	7,862,530

	TOTAL	31,514,474

	Finance - Commercial--0.1%
4,500,000	General Electric Capital Corp., 5.180%, 2/1/2002	4,498,429

	Finance - Equipment--0.2%
1,732,132	CIT Equipment Collateral 2000-1, Class A1, 6.723%, 5/21/2001	1,732,153
1,616,694	Copelco Capital Receivables LLC (Series 2000-A), Class A-1, 6.507%, 5/14/2001	1,616,694
7,783,307	First Sierra Equipment Contract Trust (Series 2000-2), Class A-1, 6.937%, 6/18/2001	7,783,307

	TOTAL	11,132,154

	Finance - Securities--5.8%
53,000,000	Beta Finance, Inc., 6.500% - 7.220%, 2/13/2001 -- 11/15/2001	92,817,344
72,600,000	Sigma Finance, Inc., 5.730% - 7.050%, 2/22/2001 - 11/13/2001	177,612,616

	TOTAL	270,429,960

	Insurance--0.2%
11,508,404	WFS Financial 2000-C Owner Trust, Class A1 (FSA INS), 6.841%, 8/20/2001	11,508,404

	TOTAL CORPORATE NOTES	645,683,421

Principal Amount		Value
	LOAN PARTICIPATION--4.0%
	Chemicals--0.7%
$33,000,000	DuPont Teijin Films U.K. Ltd. (Du Pont (E.I.) de Nemours & Co. GTD), 5.760% - 6.390%, 2/28/2001 - 3/30/2001	$33,000,000

	Electrical Equipment--0.3%
13,000,000	Mt. Vernon Phenol Plant Partnership (General Electric Co. LOC), 6.807%, 5/17/2001	13,000,000

	Finance - Automotive--2.2%
80,000,000	General Motors Acceptance Corp., Mortgage of PA (General Motors Acceptance Corp. GTD), 5.780% - 6.660%, 2/9/2001 - 2/22/2001	80,000,000
25,000,000	General Motors Acceptance Corp., Mortgage of PA (General Motors Acceptance Corp. GTD), 6.100%, 7/3/2001	25,000,000

	TOTAL	105,000,000

	Oil & Oil Finance--0.8%
37,000,000	Amoco Energy Company of Trinidad and Tobago (BP Amoco Corp. GTD), 5.400%, 7/18/2001	37,000,000

	TOTAL LOAN PARTICIPATION	188,000,000

	VARIABLE RATE INSTRUMENTS--29.4%[2]
	Banking--12.3%
5,440,000	AGE, Inc. (Series 2000) (Regions Bank, Alabama LOC), 5.770%, 2/1/2001	5,440,000
3,500,000	Abbott Foods, Inc. (Series 2000) (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	3,500,000
9,710,000	Bethesda Healthcare, Inc. (Series 1999) (Firstar Bank, N.A. LOC), 5.820%, 2/1/2001	9,710,000
4,880,000	Bethesda Properties, Inc. (Series 2000) (Firstar Bank, N.A. LOC), 5.820%, 2/1/2001	4,880,000
6,000,000	Beverly California Corp. (PNC Bank, N.A. LOC), 5.560%, 2/5/2001	6,000,000
5,000,000	C. J. Krehbiel Co. (Series 2000) (Fifth Third Bank, Cincinnati LOC), 5.780%, 2/1/2001	5,000,000
7,200,000	CNOS Building Co., LLC (Series 2000) (Firstar Bank, N.A. LOC), 5.750%, 2/7/2001	7,200,000
50,000,000	Comerica Bank, 6.030%, 2/7/2001	50,000,000
4,000,000	David Lipscomb University (Series 1999) (SunTrust Bank LOC), 6.000%, 2/1/2001	4,000,000
9,225,000	E & J Investments, LLC, Bradner Village Health Care (Series 1999) (Lasalle Bank, N.A. LOC), 5.840%, 2/1/2001	9,225,000
4,800,000	Economic Development Partnership of Alabama, Inc. (Series 1998) (Amsouth Bank N.A., Birmingham LOC), 5.740%, 2/1/2001	4,800,000
9,600,000	Erwin Marine Sales, Inc. (Series 2000) (Amsouth Bank N.A., Birmingham LOC), 5.948%, 2/18/2001	9,600,000
Principal Amount		Value
	VARIABLE RATE INSTRUMENTS--continued[2]
	Banking--continued
$3,000,000	Gainesville and Hall County, GA Development Authority, Woozer Project (Series 2000) (SunTrust Bank LOC), 6.650%, 2/28/2001	$3,000,000
6,700,000	Grand Chute, WI (Firstar Bank, N.A. LOC), 5.750%, 2/7/2001	6,700,000
3,000,000	HYCO Alabama LLC (Series 2000) (Regions Bank, Alabama LOC), 5.790%, 2/1/2001	3,000,000
5,000,000	Houston, TX Higher Education Finance Corp., University Courtyard Project (Series 2000-A) (First Union National Bank, Charlotte, NC LOC), 5.891%, 2/1/2001	5,000,000
8,300,000	Infirmary Health Systems, Inc. (Regions Bank, Alabama LOC), 5.770%, 2/1/2001	8,300,000
2,460,000	Joe A. Waggoner (Series 2000) (Amsouth Bank N.A., Birmingham LOC), 5.791%, 2/1/2001	2,460,000
5,480,000	K & K Management Co. (Series 2000) (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	5,480,000
6,400,000	K-O-I Warehouse, Inc.; Hamlet Auto Parts, Inc.; Kentucky Motor Services, Inc.; Mad River Auto Parts, Inc.; Ezzel Parts Exchange, Inc. (Series 1998) (Firstar Bank, N.A. LOC), 5.820%, 2/1/2001	6,400,000
7,746,290	Katie Realty, LLC (Series 2000) (Allfirst Bank LOC), 5.790%, 2/26/2001	7,746,290
6,810,000	Kent Capital LLC (Series 1999) (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	6,810,000
3,785,000	L. B. Industries Inc. (Series 1999) (Firstar Bank, N.A. LOC), 5.820%, 2/1/2001	3,785,000
3,385,000	Lincoln Park (Bank One, N.A. LOC), 5.780%, 2/1/2001	3,385,000
60,000,000	Liquid Asset Backed Securities Trust (Series 1996-3) (Westdeutsche Landesbank Girozentrale Swap Agreement), 5.902%, 2/15/2001	60,000,000
13,671,456	Liquid Asset Backed Securities Trust (Series 1997-1) (Westdeutsche Landesbank Girozentrale Swap Agreement), 5.898%, 2/19/2001	13,671,456
5,000,000	Los Angeles, CA, MERLOTS (Series 2000-A) (H&H Theatre) (First Union National Bank, Charlotte, NC GTD), 5.670%, 2/7/2001	5,000,000
4,000,000	MBE Investment Co. LLC, EH Investment Company (Series 2000 A) (Michigan National Bank, Farmington Hills LOC), 5.800%, 3/1/2001	4,000,000
25,000,000	MONET Trust (Series 2000-1) (Dresdner Bank AG, Frankfurt Swap Agreement), 6.533%, 3/27/2001	25,000,000
1,800,000	Manatee County, FL, CFI Manufacturing, Inc. Project (Series 1998) (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	1,800,000
6,500,000	Maryland Economic Development Corp., Atlantic Pharmaceutical Services (Series 2000A) (Allfirst Bank LOC), 5.790%, 2/26/2001	6,500,000
18,000,000	Mississippi Business Finance Corp., Howard Industries, Inc. (Series 1999) (Bank One, Louisiana LOC), 5.740%, 2/1/2001	18,000,000
14,500,000	New Keibler-Thompson Co. (Series 2000) (Allfirst Bank LOC), 5.790%, 2/2/2001	14,500,000
Principal Amount		Value
	VARIABLE RATE INSTRUMENTS--continued[2]
	Banking--continued
$4,250,000	Oceana County Freezer Storage, Inc. (Series 1999) (Huntington National Bank, Columbus, OH LOC), 5.780%, 2/1/2001	$4,250,000
4,271,978	Rabobank Optional Redemption Trust (Series 1997-101), 5.741%, 2/28/2001	4,271,978
14,000,000	Racetrac Capital LLC (Series 2000) (Regions Bank, Alabama LOC), 5.770%, 2/1/2001	14,000,000
6,400,000	Rollins College (Series 1998) (SunTrust Bank LOC), 6.000%, 2/7/2001	6,400,000
50,000,000	SMM Trust (Series 2000-E), Class A-1 (Morgan Guaranty Trust Co., New York Swap Agreement), 5.902%, 2/14/2001	50,000,000
15,000,000	SMM Trust (Series 2000-M) (Morgan Guaranty Trust Co., New York Swap Agreement), 6.580%, 3/13/2001	15,000,000
6,961,000	Sandridge Food Corp. (Bank One, Ohio N.A. LOC), 5.900%, 2/1/2001	6,961,000
5,000,000	Seven Hills School (Series 2000) (Fifth Third Bank, Cincinnati LOC), 5.820%, 2/1/2001	5,000,000
5,900,000	South Pittsburg, TN, IDB, Lodge Manufacturing Co. Project (Series 1999) (SunTrust Bank LOC), 6.000%, 2/1/2001	5,900,000
3,000,000	Swiger Coil Systems, Inc. (Series 2000) (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	3,000,000
15,000,000	URI Trust (Series 2000-1) (UBS AG Swap Agreement), 6.597%, 3/18/2001	15,000,000
2,514,000	Vista Funding Corp. (Series 1996-A) (Bank One, Ohio N.A. LOC), 5.900%, 2/1/2001	2,514,000
10,000,000	WCN Properties, Inc. (Series 2000) (Allfirst Bank LOC), 5.790%, 2/2/2001	10,000,000
35,000,000	Wells Fargo & Co., 5.850%, 2/14/2001	35,000,000
5,250,000	Wendys of Las Vegas and San Antonio (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	5,250,000
10,000,000	West Memphis, IDRB, S-B Power Tool Project (Series 2000 A) (Chase Manhattan Bank, New York LOC), 5.790%, 2/1/2001	10,000,000
50,000,000	Westdeutsche Landesbank Girozentrale, 5.830%, 2/17/2001	49,996,287
2,700,000	White Hydraulics, Inc. (Series 1999) (Amsouth Bank N.A., Birmingham LOC), 5.791%, 2/1/2001	2,700,000
1,000,000	York County, PA, IDA, UL Holdings, LLC (Series 2000B) (Allfirst Bank LOC), 5.790%, 2/26/2001	1,000,000

	TOTAL	576,136,011

	Brokerage--4.2%
60,000,000	Merrill Lynch & Co., Inc., 5.846%, 2/12/2001	59,998,697
20,000,000	Merrill Lynch & Co., Inc., 6.820%, 2/21/2001	20,005,348
25,000,000	Morgan Stanley, Dean Witter & Co., 6.050%, 2/1/2001	25,000,023
90,000,000	Morgan Stanley, Dean Witter & Co., 6.050%, 2/1/2001	90,000,000

	TOTAL	195,004,068

Principal Amount		Value
	VARIABLE RATE INSTRUMENTS--continued[2]
	Electric Power--0.5%
$25,000,000	Peoples Gas Light & Coke Co., 6.730%, 3/19/2001	$25,000,000

	Electrical Equipment--1.5%
35,000,000	CIT Equipment Collateral 2000-1, Class A2A, 5.826%, 3/20/2001	35,000,000
14,500,000	Copelco Capital Receivables LLC (Series 2000-A), Class A2A, 5.901%, 3/19/2001	14,500,000
20,181,046	Northwest Airlines, Inc. (General Electric Co. GTD), 5.706%, 2/5/2001	20,181,046

	TOTAL	69,681,046

	Finance - Automotive--0.7%
20,000,000	General Motors Acceptance Corp., 6.420%, 2/1/2001	20,028,727
15,000,000	General Motors Acceptance Corp., Mortgage of PA (General Motors Acceptance Corp. GTD), 6.411%, 4/2/2001	14,842,247

	TOTAL	34,870,974

	Finance - Commercial--2.3%
110,000,000	CIT Group, Inc., 5.622%, 2/2/2001	110,000,000

	Finance - Securities--1.6%
24,500,000	Beta Finance, Inc., 6.100%, 2/1/2001	24,500,000
9,900,000	Sigma Finance, Inc., 5.716% - 6.789%, 2/15/2001 - 4/15/2001	49,904,104

	TOTAL	74,404,104

	Government Agency--0.3%
6,000,000	Acton Assisted Living, LLC (Series 2000) (Federal Home Loan Bank of Pittsburgh LOC), 5.730%, 2/1/2001	6,000,000
1,080,000	Alabama Housing Finance Authority, Turtle Lake Project (Series 2000-B) (FNMA LOC), 5.740%, 2/25/2001	1,080,000
7,000,000	Direct One Funding Corp. (FNMA LOC), 5.810%, 2/1/2001	7,000,000

	TOTAL	14,080,000

	Insurance--4.9%
25,000,000	Allstate Life Insurance Co., 6.899%, 3/7/2001	25,000,000
20,000,000	Anchor National Life Insurance Co. (American International Group, Inc. GTD), 6.905%, 2/2/2001	20,000,000
12,000,000	GE Life and Annuity Assurance Co., 6.836%, 3/1/2001	12,000,000
30,000,000	Jackson National Life Insurance Co., 6.945%, 2/2/2001	30,000,000
43,000,000	Monumental Life Insurance Co., 6.730%, 2/1/2001	43,000,000
10,000,000	Monumental Life Insurance Co., 6.888%, 2/28/2001	10,000,000
35,000,000	New York Life Insurance Co., 6.856%, 2/1/2001	35,000,000
10,000,000	Security Life of Denver Insurance Co., 5.710%, 4/26/2001	10,000,000
44,000,000	Travelers Insurance Co., 6.501%, 3/1/2001	44,000,000

	TOTAL	229,000,000

Principal Amount		Value
	VARIABLE RATE INSTRUMENTS--continued[2]
	Telecommunications--1.1%
$50,000,000	BellSouth Telecommunications, Inc., 6.557%, 2/14/2001	$50,000,000

	TOTAL VARIABLE RATE INSTRUMENTS	1,378,176,203

	TIME DEPOSITS--4.9%[1]
	Banking--4.9%
100,000,000	Bayerische Hypotheken-und Vereinsbank AG, 5.687%, 2/1/2001	100,000,000
35,000,000	Mellon Bank N.A., Pittsburgh, 5.750%, 2/1/2001	35,000,000
50,000,000	Toronto Dominion Bank, 5.750%, 2/1/2001	50,000,000
45,000,000	Westdeutsche Landesbank Girozentrale, 5.750%, 2/1/2001	45,000,000

	TOTAL TIME DEPOSITS	230,000,000

	REPURCHASE AGREEMENTS--4.0%[3]
50,272,000	Credit Suisse First Boston, Inc., 5.760%, dated 1/31/2001, due 2/1/2001	50,272,000
25,000,000	Goldman Sachs Group, LP, 5.650%, dated 1/31/2001, due 2/1/2001	25,000,000
80,085,000	Morgan Stanley Group, Inc., 5.650%, dated 1/31/2001, due 2/1/2001	80,085,000
30,000,000	Warburg Dillon Reed LLC, 5.770%, dated 1/31/2001, due 2/1/2001	30,000,000

	TOTAL REPURCHASE AGREEMENTS	185,357,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$4,667,974,645

1 Each issue shows the rate of discount at the time of purchase.

2 Variable rate securities with current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($4,692,773,503) at January 31, 2001.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$4,667,974,645
Cash		92,975
Income receivable		41,789,308
Receivable for shares sold		397,892

TOTAL ASSETS		4,710,254,820

Liabilities:
Income distribution payable	$16,269,510
Accrued expenses	1,211,807

TOTAL LIABILITIES		17,481,317

Net assets for 4,692,773,503 shares outstanding		$4,692,773,503

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$2,336,757,621÷ 2,336,757,621 shares outstanding		$1.00

Cash II Shares:
$2,356,015,882 ÷ 2,356,015,882 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2001 (unaudited)

Investment Income:
Interest			$146,504,898

Expenses:
Investment adviser fee		$11,026,831
Administrative personnel and services fee		1,660,641
Custodian fees		118,461
Transfer and dividend disbursing agent fees and expenses		791,245
Directors'/Trustees' fees		13,856
Auditing fees		6,616
Legal fees		13,232
Portfolio accounting fees		88,670
Distribution services fee--Cash II Shares		2,451,394
Shareholder services fee--Institutional Service Shares		3,061,917
Shareholder services fee--Cash II Shares		2,451,394
Share registration costs		92,154
Printing and postage		61,495
Insurance premiums		87,091
Miscellaneous		13,691

TOTAL EXPENSES		21,938,688

Waivers:
Waiver of investment adviser fee	$(6,224,363)
Waiver of distribution services fee--Cash II Shares	(853,085)
Waiver of shareholder services fee--Institutional Service Shares	(85,734)

TOTAL WAIVERS		(7,163,182)

Net expenses			14,775,506

Net investment income			$131,729,392

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2001	Year Ended 7/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$131,729,392	$163,259,002

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(74,011,994)	(107,152,653)
Cash II Shares	(57,717,398)	(56,106,349)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(131,729,392)	(163,259,002)

Share Transactions:
Proceeds from sale of shares	12,299,299,917	19,064,721,625
Proceeds from shares issued in connection with tax-free acquisition of assets from the IAI Money Market Fund	15,239,805	--
Net asset value of shares issued to shareholders in payment of distributions declared	95,346,750	124,309,614
Cost of shares redeemed	(11,498,918,496)	(17,729,160,867)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	910,967,976	1,459,870,372

Change in net assets	910,967,976	1,459,870,372

Net Assets:
Beginning of period	3,781,805,527	2,321,935,155

End of period	$4,692,773,503	$3,781,805,527

See Notes which are an integral part of the Financial Statements

Financial Highlights-- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2001	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	3.09%	5.50%	4.76%	5.25%	5.09%	5.20%

Ratios to Average Net Assets:

Expenses	0.59%[3]	0.59%	0.59%	0.59%	0.58%	0.57%

Net investment income	6.04%[3]	5.40%	4.66%	5.13%	4.97%	5.08%

Expense waiver/reimbursement[4]	0.29%[3]	0.30%	0.32%	0.30%	0.33%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,336,758	$2,330,894	$1,623,816	$1,734,061	$1,378,982	$1,274,419

1 For the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,			Period Ended
	1/31/2001	2000 [1]	1999	1998	7/31/1997 [2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.05	0.05	0.04
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.05)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	3.00%	5.32%	4.58%	5.07%	4.14%

Ratios to Average Net Assets:

Expenses	0.76%[4]	0.76%	0.76%	0.76%	0.75%[4]

Net investment income	5.89%[4]	5.32%	4.49%	4.94%	4.84%[4]

Expense waiver/reimbursement[5]	0.37%[4]	0.38%	0.40%	0.38%	0.41%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$2,356,016	$1,450,912	$698,119	$703,755	$725,267

1 For the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from September 27, 1996 (date of initial public investment) to July 31, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

On September 15, 2000, the Fund acquired all the net assets of Investment Advisers Inc. (IAI) Money Market Fund in a tax-free reorganization as follows:

Class A Shares of the Fund Issued		IAI Money Market Fund Net Assets Received
$15,239,805		$15,239,805

Net Assets of the Fund Prior to Combination	Net Assets of IAI Money Market Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
$4,058,504,416	$15,239,805	$4,073,744,221

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for the fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 2001, capital paid in aggregated $4,692,773,503.

Transactions in shares were as follows:

	Six Months Ended 1/31/2001	Year Ended 7/31/2000
Institutional Service Shares:
Shares sold	6,692,949,032	11,954,893,180
Shares issued in connection with the tax-free acquisition of assets from the IAI Money Market Fund	15,239,805	--
Shares issued to shareholders in payment of distributions declared	43,568,978	74,386,984
Shares redeemed	(6,745,894,050)	(11,322,202,110)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	5,863,765	707,078,054

	Six Months Ended 1/31/2001	Year Ended 7/31/2000
Cash II Shares:
Shares sold	5,606,350,885	7,109,828,445
Shares issued to shareholders in payment of distributions declared	51,777,772	49,922,630
Shares redeemed	(4,753,024,446)	(6,406,958,757)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	905,104,211	752,792,318

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	910,967,976	1,459,870,372

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Automated Cash Management Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N864
Cusip 60934N831

8112802 (3/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Government Money Trust. This report covers the first half of the fund's fiscal year, which is the six-month reporting period ended January 31, 2001. It begins with an investment review of the short-term government market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and its financial statements.

Over the six-month reporting period, dividends paid to shareholders totaled $0.029 per share. The fund's 30-day net yield on the last day of the reporting period was 5.49%.1

This high-quality money market fund keeps investor cash at work pursuing daily income, along with a high level of liquidity and a stable net asset value of $1.00.2 The fund's portfolio maintained its AAAm rating by Standard & Poor's and Aaa rating by Moody's Investor's Service--the highest ratings possible for a money market mutual fund.3 At the end of the reporting period, more than 90% of the fund's $1.8 billion in net assets were heavily invested in repurchase agreements backed by U.S. Treasury obligations because of their yield advantage. The remainder of the portfolio was invested in direct U.S. Treasury Obligations.

Thank you for participating in the daily earning power of Automated Government Money Trust. As always, we welcome your questions, comments, or suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
March 15, 2001

1 The 30-day net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. Past performance is no guarantee of future results. Yield will vary. Current performance information is available by calling 1-800-341-7400.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

3 These ratings are obtained after Standard & Poor's and Moody's evaluate a number of factors, including credit quality, market price exposure and management. Standard & Poor's monitors the portfolio weekly for developments that could cause changes in ratings. Money market funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, which means they are of the best quality. Ratings are subject to change and do not remove market risks.

Investment Review

Automated Government Money Trust, which is rated AAAm by Standard & Poor's (S&P) and Aaa by Moody's Investors Service, is invested in direct obligations of the U.S. Treasury either in the form of notes and bills or as collateral for repurchase agreements.

The semi-annual reporting period ended January 31, 2001, was characterized by an abrupt shift in both market expectations and economic reality. Early in the reporting period, economic strength was still a cause for concern, as the economy grew at 4.8% and 5.7% in the first two quarters, respectively, of 2000. As the third quarter progressed, however, a slowdown in this robust pace of growth became apparent, and by the end of the year, it was clear that the economy was unraveling. Higher energy prices and turbulent equity markets took their toll on the industrial and consumer sectors of the economy. Manufacturing was especially hard hit, as the National Association of Purchasing Manager's survey dipped below 50% in August--readings above 50% are associated with an expanding manufacturing sector--and continued to decline dramatically to end the reporting period at 41.2%, the lowest survey reading since March 1991. Retail sales began to soften in late summer and resulted in a disappointing holiday season for retailers, as the year-over-year change in sales fell from a robust 8.3% in July to 3.5% by the end of January. Perhaps most telling of the economic deterioration and most worrisome to the Federal Reserve Board (the "Fed"), consumer confidence--as measured by the Consumer Confidence Index prepared by the Conference Board--plummeted from 143.0 in July to 114.4 in January, the lowest reading since December 1996. Against this backdrop, inflation at the consumer level for the most part remained benign, in spite of the run up in energy prices.

While monetary policy remained on hold throughout the third and fourth quarters, the Fed responded aggressively to the shifting economic conditions with a surprise 50 basis point ease on January 3, 2001, lowering the federal funds target rate from 6.5% to 6.0%. The Fed then followed up this uncharacteristic move with yet another 50 basis point cut in the federal funds target rate on January 31, 2001. Unlike the initial intermeeting move, the decision to lower the target rate again came at a regularly scheduled Federal Open Market Committee meeting. Although 100 basis points in easing within a month's time period was highly unusual, the market by and large had anticipated the "frontloading" of monetary policy response by the Fed to the rapidly changing economic picture.

Short term interest rates declined significantly over the reporting period, with the yields on Treasury bills declining by as many as 150 basis points over the reporting period. This area of the yield curve is also viewed as a safe haven for investors, and the decline in yields over the reporting period was exacerbated by a flight to quality by investors fleeing the turmoil of the equity markets. As a result, the yield on Treasury securities traded well below where the fund's overnight investments were offered, reflecting often an even more aggressive Fed scenario than had actually materialized. The fund remained heavily barbelled as a result, with the average maturity targeted between 20 to 30 days and a significant portion of the fund's assets invested in repurchase agreements. We maximized performance through ongoing relative value analysis, preferring Treasury notes to Treasury bills, because of the very expensive nature of the Treasury bill market.

Portfolio of Investments

January 31, 2001 (unaudited)

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--6.2%
		U.S. TREASURY BILL--0.4%[1]
$6,000,000		6.065%, 4/26/2001	$5,915,090

		U.S. TREASURY NOTES--5.8%
103,000,000		5.000% - 6.500%, 4/30/2001 -- 11/30/2001	102,764,101

		TOTAL U.S. TREASURY OBLIGATIONS	108,679,191

		REPURCHASE AGREEMENTS--93.9%[2]
160,000,000		Barclays Capital, Inc., 5.680%, dated 1/31/2001, due 2/1/2001	160,000,000
80,000,000		Bear, Stearns Companies, Inc., 5.690%, dated 1/31/2001, due 2/1/2001	80,000,000
80,000,000		CIBC World Markets, 5.680%, dated 1/31/2001, due 2/1/2001	80,000,000
80,000,000		Credit Suisse First Boston, Inc., 5.700%, dated 1/31/2001, due 2/1/2001	80,000,000
160,000,000		Deutsche Bank AG, 5.680%, dated 1/31/2001, due 2/1/2001	160,000,000
160,000,000		Dresdner Securities (USA), Inc., 5.650%, dated 1/31/2001, due 2/1/2001	160,000,000
20,000,000		Goldman Sachs Group, LP, 5.650%, dated 1/31/2001, due 2/1/2001	20,000,000
60,000,000	[3]	Goldman Sachs Group, LP, 6.180%, dated 12/21/2000, due 3/21/2001	60,000,000
80,000,000		J.P. Morgan & Co., Inc., 5.700%, dated 1/31/2001, due 2/1/2001	80,000,000
18,000,000	[3]	Lehman Brothers, Inc., 6.400%, dated 11/28/2000, due 2/28/2001	18,000,000
50,000,000		Merrill Lynch Government Securities, 5.650%, dated 1/31/2001, due 2/1/2001	50,000,000
30,000,000	[3]	Merrill Lynch Government Securities, 5.750%, dated 1/3/2001, due 4/4/2001	30,000,000
9,750,000	[3]	Morgan Stanley Group, Inc., 5.580%, dated 1/12/2001, due 3/30/2001	9,750,000
150,000,000		Morgan Stanley Group, Inc., 5.650%, dated 1/31/2001, due 2/1/2001	150,000,000
80,000,000		Paribas Corp., 5.700%, dated 1/31/2001, due 2/1/2001	80,000,000
80,000,000		Salomon Smith Barney, 5.700%, dated 1/31/2001, due 2/1/2001	80,000,000
34,273,000		Scotia Bank, 5.660%, dated 1/31/2001, due 2/1/2001	34,273,000
80,000,000		Societe Generale Securities Corp., 5.700%, dated 1/31/2001, due 2/1/2001	80,000,000
80,000,000		State Street Corp., 5.680%, dated 1/31/2001, due 2/1/2001	80,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[2]
$80,000,000		Toronto Dominion Securities (USA), Inc., 5.720%, dated 1/31/2001, due 2/1/2001	$80,000,000
35,000,000		Warburg Dillon Read LLC, 5.700%, dated 1/31/2001, due 2/1/2001	35,000,000
45,000,000	[3]	Warburg Dillon Read LLC, 6.500%, dated 9/7/2000, due 3/7/2001	45,000,000

		TOTAL REPURCHASE AGREEMENTS	1,652,023,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$1,760,702,191

1 The issue shows the rate of discount at the time of purchase.

2 The repurchase agreements are fully collateralized by U.S. Treasury and/or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,758,858,188) at January 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2001 (unaudited)

Assets:
Investments in repurchase agreements	$1,652,023,000
Investments in securities	108,679,191

Total investments in securities, at amortized cost and value		$1,760,702,191
Cash		2,779,570
Income receivable		3,358,171
Receivable for shares sold		614,028

TOTAL ASSETS		1,767,453,960

Liabilities:
Income distribution payable	8,175,184
Accrued expenses	420,588

TOTAL LIABILITIES		8,595,772

Net assets for 1,758,858,188 shares outstanding		$1,758,858,188

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

$1,758,858,188 ÷ 1,758,858,188 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2001 (unaudited)

Investment Income:
Interest			$60,849,312

Expenses:
Investment adviser fee		$4,736,562
Administrative personnel and services fee		713,326
Custodian fees		61,975
Transfer and dividend disbursing agent fees and expenses		58,444
Directors'/Trustees' fees		7,141
Auditing fees		5,246
Legal fees		4,044
Portfolio accounting fees		66,783
Shareholder services fee		2,368,281
Share registration costs		12,132
Printing and postage		8,272
Insurance premiums		1,895
Miscellaneous		10,858

TOTAL EXPENSES		8,054,959

Waivers:
Waiver of investment adviser fee	$(2,329,403)
Waiver of shareholder services fee	(94,731)

TOTAL WAIVERS		(2,424,134)

Net expenses			5,630,825

Net investment income			$55,218,487

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2001	Year Ended 7/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$55,218,487	$100,972,392

Distributions to Shareholders:
Distributions from net investment income	(55,218,487)	(100,972,392)

Share Transactions:
Proceeds from sale of shares	5,114,876,412	11,104,806,352
Net asset value of shares issued to shareholders in payment of distributions declared	19,062,540	42,485,886
Cost of shares redeemed	(5,388,754,589)	(11,186,990,032)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(254,815,637)	(39,697,794)

Change in net assets	(254,815,637)	(39,697,794)

Net Assets:
Beginning of period	2,013,673,825	2,053,371,619

End of period	$1,758,858,188	$2,013,673,825

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2001	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.04	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.98%	5.17%	4.50%	5.13%	4.97%	5.15%

Ratios to Average Net Assets:

Expenses	0.59%[3]	0.59%	0.59%	0.59%	0.59%	0.57%

Net investment income	5.83%[3]	5.07%	4.41%	5.00%	4.86%	5.03%

Expense waiver/reimbursement[4]	0.26%[3]	0.26%	0.26%	0.26%	0.27%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,758,858	$2,013,674	$2,053,372	$2,367,313	$2,412,656	$2,478,477

1 For the year ended July 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for the fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2001, capital paid in aggregated $1,758,858,188. Transactions in shares were as follows:

	Six Months Ended 1/31/2001	Year Ended 7/31/2000
Shares sold	5,114,876,412	11,104,806,352
Shares issued to shareholders in payment of distributions declared	19,062,540	42,485,886
Shares redeemed	(5,388,754,589)	(11,186,990,032)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(254,815,637)	(39,697,794)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Automated Government Money Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N815

8022501 (3/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Master Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Master Trust, a portfolio of Money Market Obligations Trust, which covers the six-month reporting period ended January 31, 2001. The report contains commentary by the fund's portfolio manager, followed by a complete list of the fund's investments on the last day of the reporting period and the fund's financial statements.

The fund pursues competitive daily income along with daily liquidity and stability of principal through a diversified portfolio of money market securities.1 At the end of the reporting period, the portfolio was diversified among commercial paper (34.5%), repurchase agreements (13.7%), variable rate instruments (30.1%), short-term notes (6.1%), loan participation (4.9%), bank notes (4.9%) and certificates of deposit (5.5%).

Dividends paid monthly to shareholders during the reporting period totaled $0.031 per share. At the end of the reporting period, the fund's net assets totaled $407.9 million.

Thank you for selecting Federated Master Trust as a daily cash investment. As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
March 15, 2001

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Investment Review

Federated Master Trust invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, variable rate instruments and repurchase agreements.

During the six-month reporting period ended January 31, 2001, the U.S. economy began to slow. Third quarter 2000 Gross Domestic Product declined to 2.2% while fourth quarter decreased even further to 1.4%. The National Association of Purchasing Managers report declined to its lowest level since the 1990-1991 recession. Consumer confidence rates fell precipitously and retail sales were much lower than expectations. Inflation remained in check in both the consumer price index and the producer price index.

In light of the economic weakness and rising concerns about a recession, the Federal Reserve Board (the "Fed") announced a surprise intermeeting 50 basis point rate reduction in the federal funds target rate on January 3, 2001. The Fed cited further weakening of sales and production, tight conditions in some segments of the financial markets and higher energy prices. They also maintained a bias toward easing monetary policy, thus leaving the door open to additional rate cuts in 2001. This occurred in the form of another 50 basis points reduction on January 31, 2001.

Thirty-day commercial paper started the reporting period at 6.55% on August 1, 2000 and then hovered around the 6.50% federal funds target level throughout 2000. The rate plummeted throughout January in reaction to the Fed rate cut and anticipation of more, ending the reporting period at 5.50%.

The target average maturity range for the fund began the reporting period at 40-50 days, but was increased to 45-55 days on November 6, 2000, in anticipation of a declining rate environment. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six-month reporting period ended January 31, 2001, the net assets of the fund decreased from $414.6 to $407.9 million while the 7-day net yield decreased from 6.26% to 5.82%.1 The effective average maturity of the fund on January 31, 2001 was 50 days.

1 Past performance is no guarantee of future results. Yield will vary. Current performance information is available by calling 1-800-341-7400.

Portfolio of Investments

January 31, 2001 (unaudited)

Principal Amount			Value
		BANK NOTES--4.9%
		Banking--4.9%
$10,000,000		Bank of America, N.A., 6.750% - 6.820%, 2/1/2001 - 2/5/2001	$10,000,000
10,000,000		Bank One, Illinois, N.A., 6.100% - 6.790%, 2/1/2001 - 6/25/2001	10,000,000

		TOTAL BANK NOTES	20,000,000

		CERTIFICATES OF DEPOSIT--5.5%
		Banking--5.5%
1,000,000		ABN AMRO Bank NV, Amsterdam, 6.780%, 3/20/2001	999,951
3,600,000		Bank of Nova Scotia, Toronto, 6.880%, 4/3/2001	3,599,829
1,700,000		Commerzbank AG, Frankfurt, 7.150%, 6/29/2001	1,699,674
1,000,000		Credit Agricole Indosuez, 6.870%, 3/28/2001	999,957
13,100,000		Svenska Handelsbanken, Stockholm, 6.765% - 6.940%, 3/22/2001 - 5/2/2001	13,099,311
2,000,000		Westpac Banking Corp. Ltd., Sydney, 6.750%, 4/17/2001	1,999,923

		TOTAL CERTIFICATE OF DEPOSITS	22,398,645

		COMMERCIAL PAPER--34.5%[1]
		Banking--13.1%
15,000,000		ABN AMRO Bank NV, Amsterdam, 5.330%, 7/18/2001	14,629,121
2,000,000		Banco Santander Central Hispano, SA, 5.230%, 7/23/2001	1,950,024
5,000,000		Den Danske Corp., Inc., (Guaranteed by Den Danske Bank AS), 5.140%, 7/31/2001	4,871,500
4,000,000		Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank AG), 6.510%, 2/12/2001	3,992,043
20,235,000		Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 5.260% - 5.930%, 4/27/2001 - 7/17/2001	19,930,454
4,000,000		Royal Bank of Canada, Montreal, 6.290%, 3/1/2001	3,980,431
2,000,000		Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 5.210%, 7/9/2001	1,954,268
2,000,000		UBS Finance (Delaware), Inc., (UBS AG LOC), 6.500%, 2/9/2001	1,997,111

		TOTAL	53,304,952

		Finance - Commercial--10.5%
10,000,000		Asset Securitization Cooperative Corp., 5.420%, 4/27/2001	9,872,028
2,000,000		CIT Group, Inc., 6.470%, 2/12/2001	1,996,046
12,677,000		Compass Securitization LLC, 5.270% - 6.000%, 2/5/2001 - 7/11/2001	12,449,993
18,794,000		Falcon Asset Securitization Corp., 5.750% - 5.900%, 2/16/2001 - 3/2/2001	18,726,062

		TOTAL	43,044,129

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Retail--1.6%
$5,000,000		Sheffield Receivables Corp., 6.550%, 2/2/2001	$4,999,090
1,500,000		Wells Fargo Financial, Inc., 6.340%, 8/10/2001	1,449,808

		TOTAL	6,448,898

		Finance -- Securities--7.1%
4,300,000		Beta Finance, Inc., 6.490% - 6.520%, 2/13/2001 - 3/12/2001	4,272,741
21,000,000		Galaxy Funding, Inc., 6.430% - 6.550%, 2/22/2001 - 4/27/2001	20,845,758
4,000,000		Sigma Finance, Inc., 6.180% - 6.430%, 5/7/2001 - 6/5/2001	3,923,491

		TOTAL	29,041,990

		Insurance--2.2%
9,000,000		CXC, Inc., 5.450%, 4/9/2001	8,908,713

		TOTAL COMMERCIAL PAPER	140,748,682

		LOAN PARTICIPATION--4.9%
		Electrical Equipment--0.7%
3,100,000		Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 6.807%, 5/17/2001	3,100,000

		Finance - Automotive--1.5%
6,000,000		General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.100% - 6.665%, 3/6/2001 - 7/3/2001	6,000,000

		Oil & Oil Finance--2.7%
11,000,000		Amoco Energy Company of Trinidad and Tobago, (Guaranteed by BP Amoco Corp.), 6.685%, 2/8/2001	11,000,000

		TOTAL LOAN PARTICIPATION	20,100,000

		SHORT-TERM NOTES--6.1%
		Brokerage--0.5%
2,000,000		Goldman Sachs Group, Inc., 6.660%, 2/5/2001	2,000,000

		Finance - Equipment--1.2%
346,426		CIT Equipment Collateral 2000-1, Class A1, 6.723%, 5/21/2001	346,431
2,900,000		CIT Group, Inc., 5.500%, 10/15/2001	2,877,898
173,217		Copelco Capital Receivables LLC (Series 2000-A), Class A1, 6.507%, 5/14/2001	173,217
1,500,000		Copelco Capital Receivables LLC (Series 2000-A), Class A2A, 5.901%, 3/19/2001	1,500,000

		TOTAL	4,897,546

		Finance - Securities--3.5%
7,500,000		Beta Finance, Inc., 6.660% - 7.240%, 5/10/2001 - 11/15/2001	7,499,843
6,700,000		Sigma Finance, Inc., 6.675% - 7.050%, 3/30/2001 -- 11/13/2001	6,700,000

		TOTAL	14,199,843

Principal Amount			Value
		SHORT-TERM NOTES--continued
		Insurance--0.9%
$2,604,875		Americredit Automobile Receivables Trust (Series 2000-C), Class A1, (FSA INS), 6.732%, 9/7/2001	$2,604,875
1,150,840		WFS Financial 2000-C Owner Trust, Class A1, (FSA INS), 6.841%, 8/20/2001	1,150,840

		TOTAL	3,755,715

		TOTAL SHORT-TERM NOTES	24,853,104

		VARIABLE RATE OBLIGATIONS--30.1%[2]
		Banking--8.6%
605,000		Dave White Chevrolet, Inc., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	605,000
25,000,000		Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 5.902%, 2/15/2001	25,000,000
2,093,046		Rabobank Optional Redemption Trust, (Series 1997-101), 5.741%, 4/17/2001	2,093,046
1,000,000		SMM Trust, (Series 2000-M), (Morgan Guaranty Trust Co., New York Swap Agreement), 6.580%, 3/13/2001	1,000,000
1,000,000		URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 6.597%, 3/18/2001	1,000,000
3,000,000		Wells Fargo & Co., 5.850%, 2/14/2001	3,000,000
1,395,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	1,395,000
1,005,000		Winona Lake, IN, (Series 1999 B), Grace Villiage, (Firstar Bank, Milwaukee LOC), 5.840%, 2/1/2001	1,005,000

		TOTAL	35,098,046

		Brokerage--5.4%
9,000,000		Merrill Lynch & Co., Inc., 5.846%, 2/12/2001	8,999,805
13,000,000		Morgan Stanley, Dean Witter & Co., 6.050%, 8/1/2001	13,000,001

		TOTAL	21,999,806

		Finance - Commercial--2.0%
8,000,000		CIT Group, Inc., 5.622%, 2/31/2001	8,000,000

		Government Agency--3.7%
14,965,000		Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA LOC), 5.810%, 2/1/2001	14,965,000

		Insurance--9.7%
16,000,000		Anchor National Life Insurance Co., 6.905%, 3/30/2001	16,000,000
2,000,000		GE Life and Annuity Assurance Co., 6.836%, 3/1/2001	2,000,000
4,420,271	[3]	Liquid Asset Backed Securities Trust, (Series 1997-3), Sr. Notes, (AMBAC INS), 6.630%, 3/27/2001	4,420,271
15,000,000		Monumental Life Insurance Co., 6.540%, 2/1/2001	15,000,000
2,000,000		Travelers Insurance Co., 6.836%, 3/1/2001	2,000,000

		TOTAL	39,420,271

Principal Amount			Value
		VARIABLE RATE OBLIGATIONS--continued[2]
		Telecommunications--0.7%
$3,000,000		BellSouth Telecommunications, Inc., 6.558%, 3/14/2001	$3,000,000

		TOTAL VARIABLE RATE OBLIGATIONS	122,483,123

		REPURCHASE AGREEMENTS--13.7%[4]
10,000,000		Credit Suisse First Boston, Inc., 5.760%, dated 1/31/2001, due 2/1/2001	10,000,000
15,000,000		Goldman Sachs Group, LP, 5.650%, dated 1/31/2001, due 2/1/2001	15,000,000
16,047,000		Morgan Stanley Group, Inc., 5.650%, dated 1/31/2001, due 2/1/2001	16,047,000
15,000,000		Salomon Brothers, Inc., 5.800%, dated 1/31/2001, due 2/1/2001	15,000,000

		TOTAL REPURCHASE AGREEMENTS	56,047,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$406,630,554

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Floating rate note with current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the fund's Board of Trustees. At January 31, 2001, this security amounted to $4,420,271 which represents 1.1% of net assets.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($407,894,933) at January 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
INS	--Insured
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2001 (unaudited)

Assets:
Investments in securities	$350,583,554
Investments in repurchase agreements	56,047,000

Total investments in securities, at amortized cost and value		$406,630,554
Cash		5,515
Income receivable		3,311,752

TOTAL ASSETS		409,947,821

Liabilities:
Income distribution payable	2,032,247
Accrued expenses	20,641

TOTAL LIABILITIES		2,052,888

Net assets for 407,894,933 shares outstanding		$407,894,933

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$407,894,933 ÷ 407,894,933 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2001 (unaudited)

Investment Income:
Interest			$13,306,598

Expenses:
Investment adviser fee		$796,154
Administrative personnel and services fee		149,876
Custodian fees		13,761
Transfer and dividend disbursing agent fees and expenses		22,371
Directors'/Trustees' fees		1,592
Auditing fees		5,887
Legal fees		4,379
Portfolio accounting fees		42,800
Shareholder services fee		497,597
Share registration costs		22,549
Printing and postage		10,985
Insurance premiums		9,867
Miscellaneous		1,592

TOTAL EXPENSES		1,579,410

Waivers:
Waiver of investment adviser fee	$(263,109)
Waiver of shareholder services fee	(398,077)

TOTAL WAIVERS		(661,186)

Net expenses			918,224

Net investment income			$12,388,374

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2001	Period Ended 7/31/2000 [1]	Year Ended 11/30/1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,388,374	$13,532,462	$19,946,642

Distributions to Shareholders:
Distributions from net investment income	(12,388,374)	(13,532,462)	(19,946,642)

Share Transactions:
Proceeds from sale of shares	1,150,172,694	1,284,574,836	1,876,762,299
Net asset value of shares issued to shareholders in payment of distributions declared	3,578,576	3,963,286	4,945,762
Cost of shares redeemed	(1,160,415,315)	(1,232,649,551)	(1,988,171,549)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,664,045)	55,888,571	(106,463,488)

Change in net assets	(6,664,045)	55,888,571	(106,463,488)

Net Assets:
Beginning of period	414,558,978	358,670,407	465,133,895

End of period	$407,894,933	$414,558,978	$358,670,407

1 The fund has changed its fiscal year-end from November 30 to July 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended	Year Ended November 30,
	1/31/2001	7/31/2000 [1]	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$ 1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.03	0.04	0.05	0.05	0.05	0.05	0.06
Less Distributions:
Distributions from net investment income	(0.03)	(0.04)	(0.05)	(0.05)	(0.05)	(0.05)	(0.06)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$ 1.00	$1.00	$1.00

Total Return[2]	3.18%	3.90%	4.86%	5.33%	5.27%	5.18%	5.73%

Ratios to Average Net Assets:

Expenses	0.46%[3]	0.46%[3]	0.45%	0.45%	0.45%	0.45%	0.46%

Net investment income	6.22%[3]	5.76%[3]	4.73%	5.22%	5.16%	5.04%	5.59%

Supplemental Data:

Net assets, end of period (000 omitted)	$407,895	$414,559	$358,670	$465,134	$494,399	$626,764	$729,144

1 The fund has changed its fiscal year-end from November 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Master Trust ("the Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with the other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Change in Fiscal Year

The Fund has changed its fiscal year from November 30 to July 31.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2001, capital paid-in aggregated $407,894,933.

Transactions in shares were as follows:

	Six Months Ended 1/31/2001	Period Ended 7/31/2000	[1]	Year Ended 11/30/1999
Shares sold	1,150,172,694	1,284,574,836		1,876,762,299
Shares issued to shareholders in payment of distributions declared	3,578,576	3,963,286		4,945,762
Shares redeemed	(1,160,415,315)	(1,232,649,551)		(1,988,171,549)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(6,664,045)	55,888,571		(106,463,488)

1 The Fund has changed its fiscal year-end from November 30 to July 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its Adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N740

8070106 (3/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2001

INSTITUTIONAL CAPITAL SHARES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Money Market Obligations Trust--Institutional Capital Shares. This report combines the information for three money market mutual funds that are part of the Trust. The report covers the six-month reporting period ended January 31, 2001. It begins with investment reviews by the funds' portfolio managers on each of the fund's markets. Following the investment reviews are the funds' portfolios of investments and financial statements.

As money market funds, each of these funds gives you the opportunity to put your cash to work pursuing daily dividends while giving you the comfort of a high level of liquidity and a stable net asset value of $1.00 per share.1 The following are fund-by-fund performance highlights:

Municipal Obligations Fund pursues tax-free income by investing in a portfolio of short-term securities issued by municipalities across the United States.2 During the six-month reporting period, the fund paid tax-free dividends totaling $0.021 per share to shareholders of Institutional Capital Shares. At the end of the six-month reporting period, the fund's net assets totaled $551.4 million.

Prime Cash Obligations Fund invests in a well-diversified portfolio of high quality money market securities. During the six-month reporting period, the fund paid dividends totaling $0.032 per share to shareholders of Institutional Capital Shares. At the end of the six-month reporting period, the fund's net assets totaled $6.2 billion.

Prime Value Obligations Fund invests in a well-diversified portfolio of high quality money market securities. During the six-month reporting period, the fund paid dividends totaling $0.032 per share to shareholders of Institutional Capital Shares. At the end of the six-month reporting period, the fund's net assets totaled $5.3 billion.

Thank you for selecting one or more of these funds as a convenient way to help your ready cash earn daily income. As always, we welcome your questions, comments or suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
March 15, 2001

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

2 Income may be subject to the federal alternative minimum tax and state and local taxes. Unless otherwise exempt, shareholders are required to pay federal income tax on dividends.

Investment Review

MUNICIPAL OBLIGATIONS FUND

Municipal Obligations Fund invests in high-quality, short-term, tax-exempt securities maturing in 397 days or less. The average maturity of the portfolio, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. Typical investments include, but are not limited to, variable rate demand notes ("VRDNs"), commercial paper equivalents, tender option bonds and fixed-rate notes.

For the majority of the six-month reporting period, in response to signs of a moderating economic environment, the Federal Reserve Board (the "Fed") kept the federal funds target rate steady at 6.50%. This was welcome relief to the bond markets after 150 basis points of federal funds target rate increases in 1999 and 2000. In late December however, the Fed acknowledged that the risks of a recession were now greater than the risks of inflation. A surprise intermeeting rate cut of 50 basis points on January 3, 2001 shocked the market as the Fed moved actively to signal to the market that it was prepared to aggressively fight the slowdown. At the end of the six-month reporting period, the Fed cut interest rates again, moving the federal funds target rate target to 5.50%.

Interest rates in the tax-exempt money markets over the reporting period were influenced by the Fed's actions as well as the market's expectations of future actions. Supply and demand (cash inflows/outflows) imbalances also played a large role in the absolute level of municipal interest rates, as demand was rather strong early in the reporting period but weaker at the end of 2000. In early January, massive cash inflows into the market caused strong demand and moved tax-exempt rates lower in conjunction with the Fed ease early in the year. Over the period, new supply of fixed-rate notes was low relative to demand as municipalities continued to benefit from a strong economy and record tax collections.

Yields on seven-day VRDNs, which comprise over 60% of the Fund's net assets, started the six-month reporting period at 4.00% and traded in a range between 4.00% and 4.50% for much of the reporting period. In late December, rates moved up sharply to close to 5.00% before falling below 2.50% for two weeks in early January. Redemptions (cash outflows in the market) moved rates back to 4.00% by the end of the reporting period.

One-year fixed-rate note yield levels hovered around 4.25% over most of the six-month reporting period, but beginning in December, the yield started to fall rapidly in anticipation of Fed interest rate cuts. By the end of the six-month reporting period, the yield level for one-year notes was 100 basis points lower, ending the period at 3.25%. Recognizing that yields were falling and the need to lock-in higher yields before they fell, we extended the average maturity of the fund from 35 days in November to 54 days by the end of the six-month reporting period.

Going forward, the average maturity of the fund will continue to be managed in accordance with our expectations of Fed policy. We plan to be selective in our buying of fixed-rate notes and maintain the average maturity of the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

PRIME CASH OBLIGATIONS FUND AND PRIME VALUE OBLIGATIONS FUND

During the six-month reporting period, we have seen the U.S. economy begin to slow. Third quarter 2000 gross domestic product declined to 2.20% while fourth quarter decreased even further to 1.40%. The National Association of Purchasing Managers report declined to its lowest level since the 1990-1991 recession. Consumer confidence rates fell precipitously and retail sales were much lower than expectations. Inflation remained in check in both the consumer price index and the producer price index.

In light of the economic weakness and rising concerns about recession, the Fed announced a surprise intermeeting 50 basis point rate reduction in the federal funds target rate on January 3, 2001. The Fed cited further weakening of sales and production, tight conditions in some segments of the financial markets and higher energy prices. It also maintained the bias toward easier monetary policy, thus leaving the door open for additional rate cuts in 2001. This occurred in the form of another 50 basis points ease on January 31, 2001.

Thirty-day commercial paper started the six-month reporting period at 6.55% on July 31, 2000, and then hovered around the 6.50% federal funds target level throughout 2000. The rate plummeted throughout January in reaction to the Fed rate cut and anticipation of others, ending the six-month reporting period at 5.48%.

The target average maturity range for both funds began the period at 40-50 days but was increased to 45-55 days on November 6, 2000, in anticipation of a declining rate environment. In structuring the funds, there is continued emphasis placed on positioning 30-35% of the funds' assets in VRDNs and accomplishing a modest barbell structure.

Prime Cash Obligations Fund Overview

The fund invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the NRSROs or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, VRDNs and repurchase agreements.

During the six-month reporting period ended January 31, 2001, the net assets of the fund increased from $3.7 billion to $6.2 billion, while the seven-day net yield for Institutional Capital Shares decreased from 6.39% to 5.88%.1 The effective average maturity of the fund on January 31, 2001, was 48 days.

Prime Value Obligations Fund Overview

The fund invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the NRSROs or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, VRDNs and repurchase agreements.

During the six months ended January 31, 2001, the net assets of the fund increased from $3.0 billion to $5.3 billion, while the seven-day net yield for Institutional Capital Shares decreased from 6.42% to 5.95%.1 The effective average maturity of the fund on January 31, 2001, was 35 days.

1 Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the funds' current earnings. Current performance is available by calling 1-800-341-7400.

Portfolio of Investments
Municipal Obligations Fund

January 31, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5%[1]
		Alabama--4.0%
$3,050,000		Alabama State IDA, IDRBs (Series 1996), Weekly VRDNs (IMI Cash Valve Project)/(Regions Bank, Alabama LOC)	$3,050,000
3,350,000		Alabama State IDA, Industrial Revenue Bonds Weekly VRDNs (Kappler USA, Inc. Project)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,350,000
2,530,000		Calhoun County, AL Economic Development Council, Variable/Fixed Rate IDRBs, Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	2,530,000
4,510,000		Geneva County, AL, IDB, Adjustable Fixed Rate IDRBs (Series 1996), Weekly VRDNs (Brooks AG Co., Inc.)/(Regions Bank, Alabama LOC)	4,510,000
1,000,000		Hoover, AL Board of Education, (Series 2000A), 4.45% BANs, 8/1/2001	1,000,000
2,000,000		Hoover, AL Board of Education, (Series 2000C), 4.45% BANs, 8/1/2001	2,000,000
3,000,000		Selma, AL, IDB, Annual Tender PCR Refunding Bonds (Series 1993 B), 5.50% TOBs (International Paper Co.) 7/15/2001	3,003,170
2,450,000		Shelby County, AL, EDA, (Series 1999), Weekly VRDNs (Alabama Dry Felt LLC)/(Regions Bank, Alabama LOC)	2,450,000

		TOTAL	21,893,170

		Arizona--0.3%
1,800,000		Yuma County, AZ Airport Authority, Inc., (Series 1997A), Weekly VRDNs (Bank One, Arizona N.A. LOC)	1,800,000

		Arkansas--1.2%
1,000,000		Arkadelphia, AR, IDRB (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Den Danske Bank AS LOC)	1,000,000
4,000,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corporation Project)/(Union Bank of California LOC)	4,000,000
1,600,000		Hope, AR Solid Waste Disposal Revenue Bonds (Series 1994), 4.75% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 2/15/2001	1,600,000

		TOTAL	6,600,000

		Colorado--1.0%
3,215,000		Denver, CO City & County Airport Authority, (Series C), 6.35% Bonds, 11/15/2001	3,262,609
2,500,000		Denver, CO City & County Airport Authority, Trust Receipts (Series 2000 FR/RI-L27), Weekly VRDNs (MBIA INS)/(Lehman Brothers, Inc. LIQ)	2,500,000

		TOTAL	5,762,609

		District of Columbia--0.5%
3,000,000		District of Columbia Housing Finance Agency, (Series 2000 E), 4.60% TOBs (Trinity Funding Co.), Mandatory Tender 7/10/2001	3,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--1.2%
$6,786,000		Orange County, FL, HFA, (Series 1997A), Weekly VRDNs (Regal Pointe Apartments Project)/(Bank of America, N.A. LOC)	$6,786,000

		Georgia--1.8%
7,190,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	7,190,000
2,800,000		McDuffie County, GA Development Authority, (Series 1998), 4.70% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 3/5/2001	2,800,000

		TOTAL	9,990,000

		Illinois--8.1%
4,000,000	[2]	Chicago, IL SFM, (PT-290), 4.45% TOBs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ), Optional Tender 4/19/2001	4,000,000
3,000,000		Chicago, IL (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/(American National Bank & Trust Co., Chicago LOC)	3,000,000
10,500,000		Chicago, IL Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 4.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2001	10,500,000
2,000,000		Chicago, IL Gas Supply Revenue Bonds (1993 Series B), Weekly VRDNs (Peoples Gas Light & Coke Co.)	2,000,000
1,150,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,150,000
6,000,000		Illinois Development Finance Authority, (Series 1997), Weekly VRDNs (Toyal America, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	6,000,000
3,000,000		Illinois Development Finance Authority, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(Firstar Bank, N.A. LOC)	3,000,000
2,000,000		Illinois Development Finance Authority, EDRB (Series 1995), Weekly VRDNs (Evapco, Inc. Project)/(Bank of America, N.A. LOC)	2,000,000
3,000,000		Illinois Development Finance Authority, IDRB (Series 1995), Weekly VRDNs (Dickson Weatherproof Nail Co.)/(Bank of America, N.A. LOC)	3,000,000
4,245,000	[2]	Illinois Housing Development Authority, (PT-7), 4.40% TOBs (AMBAC INS)/(Commerzbank AG, Frankfurt LIQ), Optional Tender 3/22/2001	4,245,000
1,475,000		Martinsville, IL, IDRB (Series 1995), Weekly VRDNs (PAP-R Products Company Project)/(Bank One, Illinois, N.A. LOC)	1,475,000
2,250,000		Peoria, IL (Series 1995), Weekly VRDNs (Praise and Leadership Elementary School)/(Bank One, Illinois, N.A. LOC)	2,250,000
2,100,000		Rockford, IL, EDRB, 4.50% TOBs (Independence Village of Rockford)/(U.S. Bank, N.A., Minneapolis LOC), Optional Tender 12/1/2001	2,100,000

		TOTAL	44,720,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--4.9%
$1,750,000		Clarksville, IN (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(Firstar Bank, N.A. LOC)	$1,750,000
3,230,000		Elkhart County, IN (Series 1997), Weekly VRDNs (Hart Housing Group, Inc.)/(KeyBank, N.A. LOC)	3,230,000
1,500,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,500,000
2,500,000		Indiana State Educational Faciilities Authority, (Series 2000A), 4.90% BANs (Wabash College), 5/3/2001	2,502,081
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(PNC Bank, Delaware LOC)	3,400,000
2,055,000		Kendallville, IN, IDRB (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd. Project)/(National City Bank, Ohio LOC)	2,055,000
1,170,000		Richmond, IN, EDRBs (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc. Project)/(Bank One, Indiana, N.A. LOC)	1,170,000
4,000,000		Rushville, IN (Series 1996), Weekly VRDNs (Fujitsu Ten Corp. of America)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	4,000,000
4,000,000		Westfield, IN, IDRB (Series 1998), Weekly VRDNs (Standard Locknut, Inc.)/(Bank One, Indiana, N.A. LOC)	4,000,000
3,200,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,200,000

		TOTAL	26,807,081

		Kansas--1.5%
6,500,000		Burlington, KS (Series B), Weekly VRDNs (Kansas City Power And Light Co.)	6,500,000
1,900,000		Olathe, KS, IDRB (Series 1995), Weekly VRDNs (Garmin International, Inc. Project)/(Bank of America, N.A. LOC)	1,900,000

		TOTAL	8,400,000

		Kentucky--1.7%
1,610,000		Jefferson County, KY Industrial Building Revenue Bonds (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Bank One, Kentucky LOC)	1,610,000
4,000,000	[2]	Kentucky Housing Corp., Variable Rate Certificates (Series 1998 O), 4.50% TOBs (Bank of America, N.A. LIQ), Optional Tender 4/12/2001	4,000,000
3,810,000		Paris, KY Weekly VRDNs (Monessen Holdings, LLC)/(Bank One, Kentucky LOC)	3,810,000

		TOTAL	9,420,000

		Louisiana--3.2%
3,500,000		Jefferson Parish, LA Home Mortgage Authority, (Series 2000 D-2), 4.65% BANs (Caisse des Depots et Consignations (CDC), Paris INV), 6/28/2001	3,500,000
3,995,000	[2]	Jefferson Parish, LA Home Mortgage Authority, (PT-492), 4.30% TOBs (GNMA COL)/(Banco Santander Central Hispano, S.A. LIQ), Optional Tender 9/20/2001	3,995,000
5,000,000		Lake Charles, LA Harbor & Terminal District Revenue Bonds (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City, Pennsylvania LOC)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Louisiana--continued
$3,400,000		Louisiana HFA, Trust Receipts (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	$3,400,000
1,600,000		Ouachita Parish, LA, IDB, (Series 1998), Weekly VRDNs (Dixie Carbonic, Inc.)/(Bank One, Illinois, N.A. LOC)	1,600,000

		TOTAL	17,495,000

		Maine--2.1%
4,600,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Fleet Bank of Maine LOC)	4,600,000
3,000,000		Biddeford, ME (Series 2000), Weekly VRDNs (Volk Packaging)/(Fleet Bank of Maine LOC)	3,000,000
1,760,000		Trenton, ME (Series 1998), Weekly VRDNs (Hinckley Co.)/(KeyBank, N.A. LOC)	1,760,000
2,465,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet Bank of Maine LOC)	2,465,000

		TOTAL	11,825,000

		Maryland--7.2%
2,448,000		Frederick County, MD (Series 1998A), Weekly VRDNs (Thogar, LLC)/(Allfirst Bank LOC)	2,448,000
1,386,000		Harford County, MD, Variable Rate Demand/Fixed Rate Refunding Bond (Series 1989), Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst Bank LOC)	1,386,000
26,200,000		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Series 1985A), Weekly VRDNs (Bank One, N.A. LOC)	26,200,000
4,375,000		Maryland Industrial Development Financing Authority, (Series 1999), 4.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2001	4,375,000
2,520,000		Maryland State Community Development Administration, (Series 1990 A), Weekly VRDNs (College Estates)/(Allfirst LOC)	2,520,000
2,950,000		Maryland State Community Development Administration, (Series 1990 B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Bank of America, N.A. LOC)	2,950,000

		TOTAL	39,879,000

		Massachusetts--0.9%
4,850,000		Fall River, MA, 5.25% BANs, 6/1/2001	4,855,322

		Minnesota--7.1%
10,000,000		Becker, MN, PCR (Series 1993-A), 3.80% CP (Northern States Power Co., Minnesota), Mandatory Tender 2/28/2001	10,000,000
9,000,000		Becker, MN, PCR (Series 1993-B), 4.70% CP (Northern States Power Co., Minnesota), Mandatory Tender 2/9/2001	9,000,000
1,300,000		Blaine, MN (Series 1997), Weekly VRDNs (Plastic Enterprises, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,300,000
3,600,000		Brooklyn Center, MN, Shingle Creek Tower (Series 1999), 5.51% TOBs (Bank of America, N.A.), Optional Tender 5/1/2001	3,600,000
4,000,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$2,500,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	$2,500,000
2,560,000		Savage, MN (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,560,000
1,740,000		Springfield, MN (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,740,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,250,000
2,000,000		White Bear Lake, MN, Century Townhomes (Series 1997), 5.79% TOBs (Westdeutsche Landesbank Girozentrale), Optional Tender 6/1/2001	2,000,000

		TOTAL	38,950,000

		Mississippi--3.5%
5,400,000		Mississippi Business Finance Corp., (Series 1995), Weekly VRDNs (Schuller International, Inc.)/(Bank of New York LOC)	5,400,000
9,790,000		Mississippi Regional Housing Authorithy No. II, (Series 1998), 4.70% TOBs (Bradford Park Apartments)/(AmSouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2001	9,790,000
4,000,000		Warren County, MS IDA, Weekly VRDNs (Vesper Corp.)/(PNC Bank, N.A. LOC)	4,000,000

		TOTAL	19,190,000

		Missouri--2.7%
1,750,000		Kansas City, MO, IDA (Series 1999), Weekly VRDNs (B&B Investments, LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,750,000
7,245,000	[2]	Missouri State Housing Development Commission, (PT-495), 4.30% TOBs (GNMA COL)/(Banco Santander Central Hispano, S.A. LIQ), Optional Tender 9/20/2001	7,245,000
1,000,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, Kansas City, N.A. LOC)	1,000,000
5,000,000		St. Louis, MO, IDA Homer G. Phillips Dignity House (Series 1999), 5.40% TOBs (Bayerische Landesbank Girozentrale) 8/1/2001	5,000,000

		TOTAL	14,995,000

		Multi State--3.2%
17,500,000		Charter Mac Floater Certificates Trust I, National-1 (Series 2000), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	17,500,000

		Nebraska--2.1%
3,000,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,000,000
4,400,000		Douglas County, NE, IDRB (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,400,000
3,965,000		Nebraska Investment Finance Authority, MERLOTS (Series 2000-O), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	3,965,000

		TOTAL	11,365,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Nevada--0.2%
$500,000		Nevada State Department of Community & Industrial Development Weekly VRDNs (Kinplex Company)/(Credit Commercial De France, Paris LOC)	$500,000
855,000		Sparks, NV, IDRBs (Series 1996), Weekly VRDNs (The Antioch Publishing Co.)/(National City Bank, Ohio LOC)	855,000

		TOTAL	1,355,000

		New Hampshire--0.6%
3,260,000		New Hampshire Business Finance Authority, IDRB (Series A) Weekly VRDNs (Upper Valley Press)/(KeyBank, N.A. LOC)	3,260,000

		New Jersey--4.8%
2,500,000		Egg Harbor Township, NJ Board of Education, 5.50% BANs, 6/1/2001	2,505,088
3,560,150		Haddonfield, NJ, 5.370% BANs, 5/31/2001	3,564,852
3,000,000		Livingston Township, NJ Board of Education, 5.00% BANs, 3/7/2001	3,000,811
6,160,000		New Jersey Housing & Mortgage Financing Authority, CDC Municipal Products Class A Certificates (Series 1996B), Weekly VRDNs (MBIA INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	6,160,000
1,658,722		Phillipsburg, NJ, 5.125% BANs, 8/17/2001	1,664,076
6,000,000		Trenton, NJ, 5.375% BANs, 5/18/2001	6,007,876
3,816,000		Vineland, NJ, 4.50% BANs, 12/13/2001	3,822,290

		TOTAL	26,724,993

		New Mexico--1.6%
4,165,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,165,000
4,650,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Michigan National Bank, Farmington Hills LOC)	4,650,000

		TOTAL	8,815,000

		North Carolina--4.0%
1,345,000		Brunswick County, NC Industrial Facilities and PCFA, (Series 1998), Weekly VRDNs (Turnage Properties LLC)/(Centura Bank, Rocky Mount, NC LOC)	1,345,000
10,000,000		Montgomery County, NC Industrial Facilities and PCFA, (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	10,000,000
10,995,000	[2]	North Carolina State, (PT-413), 4.55% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/14/2001	10,995,000

		TOTAL	22,340,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--1.1%
$2,735,000		Cuyahoga County, OH, IDA (Series 1997), Weekly VRDNs (Northstar Plastics, Inc.)/(Bank One, N.A. (Ohio) LOC)	$2,735,000
2,000,000		Huber Heights, OH, IDR (Series 1999), Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC)	2,000,000
1,500,000		Mahoning County, OH, IDA (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC)	1,500,000

		TOTAL	6,235,000

		Oklahoma--1.1%
3,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(BNP Paribas LOC)	3,000,000
3,000,000		Cleveland County, OK Home Loan Authority, Tecumseh Pointe Apartments, 5.40% TOBs (HSBC Bank USA), Mandatory Tender 3/1/2001	3,000,000

		TOTAL	6,000,000

		Oregon--0.1%
330,000		Oregon State, EDRBs (Series 1988B), Weekly VRDNs (Domaine Drouhin Oregon, Inc.)/(Wells Fargo Bank, N.A. LOC)	330,000

		Rhode Island--0.5%
2,600,000		Rhode Island Housing & Mortgage Finance Corp., PUTTERs (Series 156), Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	2,600,000

		South Carolina--3.0%
1,535,000		Berkeley County, SC, IDB (Series 1989), Weekly VRDNs (W.W. Williams Co. Project)/(Bank One, N.A. (Ohio) LOC)	1,535,000
3,000,000		Lexington, SC Water & Sewage, (Series 2000), 5.00% BANs, 10/11/2001	3,005,746
3,380,000		South Carolina Job Development Authority Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,380,000
400,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank of NC, N.A. LOC)	400,000
750,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank of NC, N.A. LOC)	750,000
450,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank of NC, N.A. LOC)	450,000
3,700,000		South Carolina Job Development Authority, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(Fleet Bank N.A. LOC)	3,700,000
3,600,000		York County, SC, IDA (Series1989), Weekly VRDNs (Sediver Inc.)/(BNP Paribas LOC)	3,600,000

		TOTAL	16,820,746

		South Dakota--0.4%
2,000,000		South Dakota Housing Development Authority, (Series G), 4.60% BANs, 6/28/2001	2,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--3.2%
$4,000,000		Carter County, TN, IDB (Series 1983), Monthly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	$4,000,000
1,500,000		Cheatham County, TN, IDB, (Series 1997B), Weekly VRDNs (Triton Boat Co.)/(First American National Bank, Nashville, TN LOC)	1,500,000
2,000,000		Covington, TN, IDB (Series 1992), Weekly VRDNs (Wallace Computer Services, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,000,000
3,905,000		Hawkins County, TN, IDB (Series 1995), Weekly VRDNs (Sekisui Ta Industries, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	3,905,000
1,750,000		Knox County, TN, IDB (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	1,750,000
3,600,000		Morristown, TN, IDB (Series 1999), Weekly VRDNs (Tuff Torq Corp.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	3,600,000
700,000		South Pittsburg, TN, IDB (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	700,000

		TOTAL	17,455,000

		Texas--7.2%
4,200,000		Angelina and Neches River Authority, Texas, Waste Disposal Revenue Bonds (Series 1998), 4.70% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 3/5/2001	4,200,000
12,000,000		Austin, TX Airport System, MERLOTS (Series 2000 J), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	12,000,000
7,000,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	7,000,000
8,000,000		McAllen, TX, IDA (Series 1998), Weekly VRDNs (NiTek McAllen, LLC)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	8,000,000
4,545,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners, Ltd.)/(Bank One, Texas N.A. LOC)	4,545,000
3,850,000		Waxahachie, TX, IDA (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000

		TOTAL	39,595,000

		Virginia--2.8%
800,000		Campbell County, VA, IDA, Weekly VRDNs (Georgia-Pacific Corp.)/(SunTrust Bank LOC)	800,000
4,700,000		Dinwiddie County, VA, IDA (Series 1999A), Daily VRDNs (Chaparral Steel Co.)/(Bank of America, N.A. LOC)	4,700,000
4,000,000		Fairfax County, VA, EDA (Series A), 5.55% Bonds (Ogden Martin Systems of Fairfax, Inc.)/(AMBAC INS), 2/1/2001	4,000,000
6,000,000		Halifax, VA, IDA, MMMs, PCR, 4.40% CP (Virginia Electric Power Co.), Mandatory Tender 2/9/2001	6,000,000

		TOTAL	15,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--1.3%
$4,000,000	[2]	Washington State, (PT-1187), 4.40% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/19/2001	$4,000,000
3,000,000		Yakima County, WA Public Corp., (Series 1999), Weekly VRDNs (John I. Haas, Inc.)/(Bayerische Hypotheken-und Vereinsbank AG and Deutsche Bank AG LOCs)	3,000,000

		TOTAL	7,000,000

		West Virginia--2.5%
2,140,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(First Union National Bank, Charlotte, NC LOC)	2,140,000
10,000,000		West Virginia Public Energy Authority, Energy Revenue Bonds (Series 1989 A), 4.30% CP (Morgantown Energy Associates)/(Dexia Credit Local de France LOC), Mandatory Tender 2/21/2001	10,000,000
1,750,000		West Virginia Public Energy Authority, Energy Revenue Bonds (Series 1989A), 4.35% CP (Morgantown Energy Associates)/(Dexia Credit Local de France LOC), Mandatory Tender 2/9/2001	1,750,000

		TOTAL	13,890,000

		Wisconsin--5.5%
4,900,000		East Troy Community School District, WI, 4.75% TRANs, 10/30/2001	4,908,207
1,000,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(Firstar Bank, N.A. LOC)	1,000,000
3,350,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,350,000
3,000,000		La Crosse, WI IDA (Series 2000), Weekly VRDNs (Pacal Industries)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,000,000
1,600,000		Lake Geneva-Genoa, WI Union High School District, 4.75% TRANs, 10/1/2001	1,602,535
2,300,000		Milwaukee, WI (Series 1997), 4.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2001	2,300,000
1,000,000		New Berlin, WI (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,000,000
1,400,000		Omro, WI School District, 4.875% TRANs, 9/28/2001	1,402,409
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$4,080,000		Sussex, WI IDB, (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	$4,080,000
4,800,000		Village of Deforest, 4.85% BANs, 12/1/2001	4,803,463
2,800,000		Westby, WI Area School District, 5.00% TRANs, 11/1/2001	2,805,933

		TOTAL	30,252,547

		Wyoming--1.4%
7,500,000		Campbell County, WY, Two Elk Power Generation Station (Series 2000), 4.60% TOBs (Bayerische Landesbank Girozentrale) 12/3/2001	7,500,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$548,906,468

Securities that are subject to alternative minimum tax represent 76.6% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service Inc., or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
94.8%	5.2%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At January 31, 2001, these securities amounted to $38,480,000 which represents 7.0% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($551,446,520) at January 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDRB(s)	--Economic Development Revenue Bond(s)
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCFA	--Pollution Control Financing Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax Exempt Receipts
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Prime Cash Obligations Fund

January 31, 2001 (unaudited)

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--8.5%
	Banking--8.5%
$1,000,000	ABN AMRO Bank N.V., Amsterdam, 6.780%, 3/20/2001	$999,951
125,000,000	Abbey National Bank PLC, London, 5.390%, 1/16/2002	125,011,491
50,000,000	Bank of Nova Scotia, Toronto, 6.880%, 4/3/2001	49,997,625
50,000,000	Bank of Scotland, Edinburgh, 5.340%, 7/11/2001	50,000,000
50,000,000	Barclays Bank PLC, 5.530%, 4/10/2001	50,000,466
6,000,000	Bayerische Landesbank Girozentrale, 6.870%, 4/3/2001	5,999,719
3,000,000	Commerzbank AG, Frankfurt, 7.150%, 6/29/2001	2,999,425
10,000,000	Credit Agricole Indosuez, 6.870%, 3/28/2001	9,999,572
10,000,000	Deutsche Bank AG, 6.700%, 2/5/2001	9,999,948
20,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 5.450%, 7/9/2001	20,000,000
10,000,000	Michigan National Bank, Farmington Hills, 6.900%, 4/3/2001	9,999,683
60,200,000	Svenska Handelsbanken, Stockholm, 6.765% - 7.120%, 3/22/2001 - 5/4/2001	60,196,498
50,000,000	Toronto Dominion Bank, 5.800%, 4/5/2001	50,001,294
10,000,000	UBS AG, 6.950%, 5/2/2001	9,999,767
75,000,000	Westdeutsche Landesbank Girozentrale, 5.600%, 4/9/2001	75,005,959

	TOTAL CERTIFICATES OF DEPOSIT	530,211,398

	TIME DEPOSIT--1.6%
	Banking--1.6%
100,000,000	Bayerische Hypotheken-und Vereinsbank AG, 5.687%, 2/1/2001	100,000,000

	COLLATERALIZED LOANS--2.4%
	Brokerage--2.4%
150,000,000	Salomon Brothers, Inc., 5.810%--5.910%, 2/1/2001	150,000,000

	COMMERCIAL PAPER--44.5%[1]
	Banking--16.2%
85,000,000	ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank N.V., Amsterdam), 5.330%, 7/18/2001	82,898,351
108,522,000	Barton Capital Corp., 5.910%, 2/14/2001	108,290,396
41,000,000	Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank AG), 5.200% - 6.510%, 2/12/2001 - 7/9/2001	40,397,618
17,612,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati SA), 5.680% - 6.000%, 4/4/2001 - 6/15/2001	17,250,043
180,000,000	Greenwich Funding Corp., (Credit Suisse First Boston SA), 5.820% - 5.900%, 2/5/2001 - 2/22/2001	179,729,875
148,308,000	Market Street Funding Corp., (PNC Bank, N.A. SA), 5.750%, 2/21/2001	147,834,238
125,000,000	Park Avenue Receivables Corp., 5.830% - 5.880%, 2/9/2001	124,837,500
Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Banking--continued
$48,000,000	Royal Bank of Canada, Montreal, 6.290%, 3/1/2001	$47,765,173
48,000,000	Svenska Handelsbanken, Inc., (Guaranteed by Svenska Handelsbanken, Stockholm), 5.180%, 7/9/2001	46,908,747
75,000,000	Toronto Dominion Holdings (USA), Inc., (Guaranteed by Toronto Dominion Bank), 6.490%, 2/9/2001	74,891,833
42,000,000	UBS Finance (Delaware), Inc., (UBS AG LOC), 6.500%, 2/9/2001	41,939,333
100,000,000	Variable Funding Capital Corp., 5.430% - 5.910%, 2/22/2001 - 4/20/2001	99,239,375

	TOTAL	1,011,982,482

	Brokerage--2.3%
125,000,000	Credit Suisse First Boston, Inc., 5.450% - 6.480%, 3/20/2001 - 4/9/2001	123,858,347
20,000,000	Goldman Sachs Group, Inc., 6.500%, 2/20/2001	19,931,389

	TOTAL	143,789,736

	Consumer Products--0.8%
50,000,000	Diageo Capital PLC, (Guaranteed by Diageo PLC), 5.790%, 6/20/2001	48,882,208

	Electric Power--0.0%
3,045,000	Southern Electric Generating Co., 5.620%, 4/10/2001	3,012,676

	Finance - Commercial--6.3%
30,000,000	Asset Securitization Cooperative Corp., 5.420%, 4/27/2001	29,616,083
85,000,000	Compass Securitization LLC, 5.500% - 6.550%, 2/2/2001 - 4/10/2001	84,661,033
272,725,000	Falcon Asset Securitization Corp., 5.750% - 6.490%, 2/7/2001 - 3/2/2001	271,977,706
10,000,000	General Electric Capital Corp., 6.500%, 3/2/2001	9,947,639

	TOTAL	396,202,461

	Finance - Retail--7.2%
165,000,000	Amsterdam Funding Corp., 5.820% - 5.830%, 2/6/2001 - 2/9/2001	164,842,236
64,000,000	Associates Corp. of North America, 6.525% - 6.545%, 2/2/2001 - 2/16/2001	63,889,113
50,000,000	Edison Asset Securitization LLC, 5.510%, 4/12/2001	49,464,306
20,000,000	Norwest Financial, Inc., 6.335%, 8/13/2001	19,320,747
75,000,000	Receivables Capital Corp., 5.930%, 2/15/2001	74,827,042
75,000,000	Windmill Funding Corp., 5.830%, 2/8/2001	74,914,979

	TOTAL	447,258,423

	Finance - Securities--6.5%
49,500,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 5.350% - 6.500%, 3/12/2001 - 7/17/2001	48,543,279
220,000,000	Galaxy Funding, Inc., 5.820% - 6.560%, 2/16/2001 - 5/7/2001	217,492,980
140,226,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.940% - 6.500%, 3/8/2001 - 6/29/2001	138,092,339

	TOTAL	404,128,598

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Insurance--5.2%
$75,000,000	Aspen Funding Corp., 5.460%, 4/10/2001	$74,226,500
98,800,000	CXC, Inc., 5.500% - 5.830%, 2/6/2001 - 4/6/2001	98,271,597
150,000,000	Sheffield Receivables Corp., 5.900% - 6.540%, 2/2/2001 - 2/13/2001	149,794,250

	TOTAL	322,292,347

	TOTAL COMMERCIAL PAPER	2,777,548,931

	CORPORATE BONDS--0.3%
	Finance - Commercial--0.3%
20,000,000	CIT Group, Inc., 6.750%, 5/14/2001	20,049,355

	SHORT-TERM NOTES--7.7%
	Banking--0.1%
10,000,000	Huntington National Bank, Columbus, OH, 6.891%, 2/4/2002	10,005,723

	Brokerage--2.5%
155,000,000	Goldman Sachs Group, Inc., 5.594% - 6.660%, 2/5/2001 - 8/17/2001	155,000,000

	Finance - Automotive--0.7%
45,000,000	Ford Credit Auto Owner Trust 2000-A, Class A2, 6.688%, 8/15/2001	45,000,000

	Finance - Equipment--0.3%
3,464,264	CIT Equipment Collateral 2000-1, Class A1, 6.723%, 5/21/2001	3,464,307
1,732,172	Copelco Capital Funding LLC, (Series 2000-A), Class A-1, 6.507%, 5/14/2001	1,732,173
11,257,750	Navistar Financial Corp. Owner Trust 2000-B, Class A-1, 6.730%, 11/15/2001	11,257,751

	TOTAL	16,454,231

	Finance - Retail--0.6%
36,000,000	Associates Corp. of North America, (Guaranteed by Citicorp), 6.680%, 6/14/2001	36,016,540

	Finance - Securities--3.2%
65,100,000	Beta Finance, Inc., 6.930% - 7.240%, 5/8/2001 - 9/8/2001	65,100,000
134,900,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.400% - 7.125%, 2/28/2001 - 1/17/2002	134,900,000

	TOTAL	200,000,000

	Insurance--0.3%
7,814,625	Americredit Automobile Receivables Trust 2000-C, Class A-1, (Insured by FSA), 6.728%, 9/7/2001	7,814,625
11,508,404	WFS Financial Owner Trust 2000-C, Class A-1, (Insured by FSA), 6.841%, 8/20/2001	11,508,404

	TOTAL	19,323,029

	TOTAL SHORT-TERM NOTES	481,799,523

Principal Amount		Value
	BANK NOTES--1.6%
	Banking--1.6%
$19,000,000	Bank One, Illinois, N.A., 6.700% - 6.790%, 2/1/2001 - 3/12/2001	$19,000,000
79,000,000	Bank of America, N.A., 6.750% - 6.820%, 2/1/2001 - 2/5/2001	79,000,000

	TOTAL BANK NOTES	98,000,000

	LOAN PARTICIPATION--5.5%
	Chemicals--0.6%
36,000,000	DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 6.150% - 6.390%, 3/30/2001 - 6/29/2001	36,000,000

	Electrical Equipment--0.3%
16,700,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 6.807%, 5/17/2001	16,700,000

	Finance - Automotive--3.5%
220,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.100% - 6.665%, 2/1/2001 - 7/3/2001	220,000,000

	Oil & Oil Finance--1.1%
67,000,000	Amoco Energy Company of Trinidad and Tobago, (Guaranteed by BP Amoco Corp.), 5.400% - 6.650%, 5/17/2001 - 7/18/2001	67,000,000

	TOTAL LOAN PARTICIPATION	339,700,000

	NOTES - VARIABLE--22.4%[2]
	Banking--10.1%
3,000,000	6380 Brackbill Associates, LP, (Series 2000), (Allfirst LOC), 5.790%, 2/2/2001	3,000,000
25,000,000	Abbey National Treasury Services PLC, (Guaranteed by Abbey National Bank PLC, London), 5.862%, 2/15/2001	24,992,850
2,000,000	Albuquerque, NM, (Series 1997), El Canto, Inc., (Norwest Bank, Minnesota, N.A. LOC), 5.990%, 2/1/2001	2,000,000
50,000,000	Bayerische Landesbank Girozentrale, 6.488%, 2/2/2001	49,990,860
1,275,000	Beech Grove, IN, (Series 1997), Poster Display Co. Project, (Bank One, Indiana, N.A. LOC), 5.900%, 2/1/2001	1,275,000
6,000,000	Bing Steel Management, Inc., (Series 2000), (Michigan National Bank, Farmington Hills LOC), 5.725%, 2/7/2001	6,000,000
1,745,000	C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	1,745,000
4,700,000	Capital One Funding Corp., (Series 1993-A), (Bank One, N.A. (Ohio) LOC), 5.850%, 2/1/2001	4,700,000
2,795,000	Casna LP, (Series 1997), (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	2,795,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$9,360,000	Cedarville College Ohio, (Series 1998), (KeyBank, N.A. LOC), 5.800%, 2/1/2001	$9,360,000
4,250,000	Charapp Family LP, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	4,250,000
10,215,000	Charlotte Christian School, (Series 1999), (Wachovia Bank of NC, N.A. LOC), 5.630%, 2/7/2001	10,215,000
4,490,000	Chartiers Valley, PA, Industrial & Commercial Development Authority, Woodhaven Convalescent Center, (Series 1997-B), (Bank One, N.A. (Ohio) LOC), 5.730%, 2/1/2001	4,490,000
1,410,000	Children's Defense Fund, (Allfirst LOC), 5.790%, 2/6/2001	1,410,000
30,000,000	Comerica Bank, 6.030%, 2/7/2001	30,000,000
39,000,000	Commerzbank AG, Frankfurt, 5.676%, 2/24/2001	38,995,820
5,000,000	Destin Water Users, Inc., (AmSouth Bank N.A., Birmingham LOC), 5.735%, 2/1/2001	5,000,000
1,000,000	Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.780%, 2/1/2001	1,000,000
4,000,000	Excel Mining Systems, Inc., (Series 2001), (Australia & New Zealand Banking Group, Melbourne LOC), 6.010%, 2/1/2001	4,000,000
47,000,000	First Union National Bank, Charlotte, NC, 6.050% - 6.180%, 2/1/2001	47,012,811
850,000	Flowform, Inc., (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	850,000
3,847,000	Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst LOC), 5.790%, 2/2/2001	3,847,000
6,360,000	Franklin County, OH, Edison Welding, (Series 1995), (Huntington National Bank, Columbus, OH LOC), 5.730%, 2/1/2001	6,360,000
1,200,000	Fredricksburg, VA IDA, (SunTrust Bank LOC), 6.050%, 2/7/2001	1,200,000
1,715,000	Galasso Materials, LLC and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 5.800%, 2/1/2001	1,715,000
8,000,000	Gannett Fleming, Inc., (Series 2001), (Allfirst LOC), 5.790%, 2/2/2001	8,000,000
3,930,000	Georgia Ports Authority, Colonel's Island Terminal Project, (Series 1996-A), Revenue Bonds, (SunTrust Bank, Atlanta LOC), 6.000%, 2/7/2001	3,930,000
1,345,000	Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	1,345,000
1,355,000	Gettysburg Area IDA, Hanover Lantern, Inc. Project, (Series 1998-B), (Allfirst LOC), 5.790%, 2/7/2001	1,355,000
10,400,000	Home City Ice Co. & H.C. Transport, (Series 2000), (Firstar Bank, N.A. LOC), 5.820%, 2/1/2001	10,400,000
7,350,000	IT Spring Wire LLC, (Series 1997), (Fifth Third Bank, Cincinnati LOC), 5.790%, 2/1/2001	7,350,000
3,393,000	International Processing Corp., (Bank One, Kentucky LOC), 5.900%, 2/1/2001	3,393,000
8,500,000	KinderCare Learning Centers, Inc., (Series B), (Chase Manhattan Bank N.A., New York LOC), 5.450%, 2/7/2001	8,500,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$1,870,000	Kit Carson County, CO, Midwest Farms LLC Project, (Norwest Bank Minnesota, N.A. LOC), 5.850%, 2/7/2001	$1,870,000
6,000,000	La Verne CA, IDA, Mobile Tool International, Inc. Project, (Series 1998-B), (Fleet Bank N.A. LOC), 5.870%, 2/1/2001	6,000,000
2,950,000	Lincoln Park Associates LP, (Bank One, N.A. LOC), 5.780%, 2/1/2001	2,950,000
46,594,120	Liquid Asset Backed Securities Trust, (Series 1997-1), (Westdeutsche Landesbank Girozentrale Swap Agreement), 5.899%, 2/19/2001	46,594,120
5,000,000	Los Angeles, CA, MERLOTS, (Series 2000A), (H&H Theatre), (Guaranteed by First Union National Bank, Charlotte, NC), 5.670%, 2/7/2001	5,000,000
32,145,000	M/S Land, LLC, (Bank One, Illinois, N.A. LOC), 5.950%, 2/1/2001	32,145,000
4,000,000	MBE Investment Co. LLC, EH Investment Company, (Series 2000 A), (Michigan National Bank, Farmington Hills LOC), 5.800%, 2/1/2001	4,000,000
5,900,000	MMR Funding I, (Series A), (Bayerische Hypotheken-und Vereinsbank AG LOC), 5.850%, 2/1/2001	5,900,000
30,000,000	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 6.534%, 3/27/2001	30,000,000
4,375,000	Maryland EDC, Human Genome Sciences, (Series 1999A), (Allfirst LOC), 5.790%, 2/6/2001	4,375,000
13,125,000	Maryland EDC, Human Genome Sciences, (Series 1999B), (First Union National Bank, Charlotte, NC LOC), 5.790%, 2/6/2001	13,125,000
4,640,000	Medilodge Group, Meadowbrook Project, (KeyBank, N.A. LOC), 5.764%, 2/1/2001	4,640,000
1,280,000	Michigan State Housing Development Authority, (Series 1999B), Lexington Place Apartments, (Bank of America, N.A. LOC), 6.000%, 2/1/2001	1,280,000
2,870,000	New Berlin, WI, Sunraider LLC, (Series 1997B), (Bank One, Wisconsin, N.A. LOC), 5.730%, 2/1/2001	2,870,000
3,900,000	New Jersey EDA, Morey Organization, Inc. Project, (Series 1997), (First Union National Bank, Charlotte, NC LOC), 5.730%, 2/7/2001	3,900,000
2,565,000	New Jersey EDA, Pheonix Realty Partners, (First Union National Bank, Charlotte, NC LOC), 5.730%, 2/7/2001	2,565,000
8,380,000	O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.780%, 2/1/2001	8,380,000
3,280,000	Oakwoods Master LP, (Series 1997), (AmSouth Bank N.A., Birmingham LOC), 5.740%, 2/1/2001	3,280,000
4,750,000	P.C.I. Paper Conversions, Inc., (Series 2000), (KeyBank, N.A. LOC), 5.800%, 2/1/2001	4,750,000
925,000	Poseyville, IN, North American Green, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 5.740%, 2/1/2001	925,000
3,567,000	Primex Funding Corp., (Series 1997-A), (Bank One, Indiana, N.A. LOC), 5.850%, 2/1/2001	3,567,000
854,396	Rabobank Optional Redemption Trust, (Series 1997-101), 5.741%, 4/19/2001	854,396
15,000,000	SMM Trust, (Series 2000-B), Class A-1, (Morgan Guaranty Trust Co., New York Swap Agreement), 6.580%, 3/13/2001	15,000,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$1,699,000	Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 5.900%, 2/1/2001	$1,699,000
8,500,000	Seeber USA, LLP, (Series 2000), (Commerzbank AG, Frankfurt LOC), 5.680%, 2/7/2001	8,500,000
3,630,000	Solon Properties, LLC, (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	3,630,000
2,030,000	Spitzer Group, (Series 1998-C), (Bank One, N.A. (Ohio) LOC), 5.730%, 2/1/2001	2,030,000
1,045,000	TDB Realty, Ltd., (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	1,045,000
1,800,000	Tallahassee-Leon County Civic Center Authority, (Series 1998-C), (SunTrust Bank LOC), 6.000%, 2/7/2001	1,800,000
3,195,000	Team Rahal of Pittsburgh, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	3,195,000
1,855,000	Trap Rock Industries, Inc., (Series 1997), (First Union National Bank, Charlotte, NC LOC), 5.730%, 2/7/2001	1,855,000
865,000	Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.764%, 2/1/2001	865,000
4,970,000	VLF, LLC, The Village of Lovejoy, Fountain Project, (KeyBank, N.A. LOC), 5.850%, 2/1/2001	4,970,000
2,070,000	Van Wyk Enterprises, Inc., (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	2,070,000
10,000,000	WCN Properties, Inc., (Series 2000), (Allfirst LOC), 5.790%, 2/2/2001	10,000,000
25,000,000	Wells Fargo & Co., 5.850%, 2/14/2001	25,000,000
35,000,000	Westdeutsche Landesbank Girozentrale, 5.831%, 2/17/2001	34,997,401
10,215,000	Wildcat Management Ltd., Inc., (Series 1999), (Firstar Bank, Cincinnati N.A. LOC), 5.820%, 2/1/2001	10,215,000
3,525,000	YMCA of Greater Cleveland, (Series 2000), (Fifth Third Bank of Northwestern OH LOC), 5.820%, 2/1/2001	3,525,000

	TOTAL	629,844,258

	Brokerage--3.0%
70,000,000	Merrill Lynch & Co., Inc., 5.846%, 2/12/2001	69,998,480
115,000,000	Morgan Stanley, Dean Witter & Co., 6.050%, 2/1/2001	115,000,018

	TOTAL	184,998,498

	Finance - Automotive--0.8%
53,000,000	General Motors Acceptance Corp., 6.411%, 4/2/2001	52,442,607

	Finance - Commercial--1.4%
90,000,000	CIT Group, Inc., 5.623% - 5.865%, 2/28/2001 -- 4/9/2001	90,002,596

	Finance - Equipment--0.6%
25,000,000	CIT Equipment Collateral Trust 2000-1, Class A2A, 5.826%, 2/19/2001	25,000,000
15,000,000	Copelco Capital Receivables LLC, (Series 2000-A), Class A2A, 5.901%, 2/19/2001	15,000,000

	TOTAL	40,000,000

Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Finance -- Securities--0.5%
$1,700,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.883%, 2/15/2001	$1,700,000
26,000,000	Sigma Finance, Inc., 6.789%, 2/15/2001	26,005,628

	TOTAL	27,705,628

	Government Agency--0.0%
1,000,000	Direct One Funding Corp., (Series 2000), (Sexton Properties), (Insured by FNMA), 5.810%, 2/1/2001	1,000,000

	Insurance--5.4%
24,000,000	Allstate Life Insurance Co., 6.768% - 6.961%, 2/1/2001	24,000,000
20,000,000	Anchor National Life Insurance Co., 6.905%, 3/30/2001	20,000,000
27,000,000	First Allmerica Financial Life Insurance Co., 6.904%, 2/3/2001	27,000,000
40,000,000	GE Life and Annuity Assurance Co., 6.563% - 6.836%, 2/1/2001 - 3/1/2001	40,000,000
62,400,000	Jackson National Life Insurance Co., 5.930% - 6.980%, 2/1/2001 - 4/1/2001	62,400,000
11,050,691	Liquid Asset Backed Securities Trust, (Series 1997-3), (Guaranteed by AMBAC), 6.630%, 3/27/2001	11,050,691
20,000,000	Monumental Life Insurance Co., 6.889%, 2/1/2001	20,000,000
30,000,000	New York Life Insurance Co., 6.856%, 3/1/2001	30,000,000
24,000,000	People's Security Life Insurance Co., 6.770%, 2/2/2001	24,000,000
20,000,000	Principal Life Insurance Co., 6.886%, 3/1/2001	20,000,000
15,000,000	Protective Life Insurance Co., 6.861%, 2/1/2001	15,000,000
10,000,000	Security Life of Denver Insurance Co., 5.710%, 4/26/2001	10,000,000
25,000,000	Transamerica Occidental Life Insurance Co., 6.955%, 2/2/2001	25,000,000
10,000,000	Travelers Insurance Co., 6.836%, 3/1/2001	10,000,000

	TOTAL	338,450,691

	Telecommunications--0.6%
36,000,000	BellSouth Telecommunications, Inc., 6.558%, 2/4/2001	36,000,000

	TOTAL NOTES - VARIABLE	1,400,444,278

Principal Amount		Value
	REPURCHASE AGREEMENTS--5.5%[3]
	Brokerage--5.5%
$34,997,000	First Boston, Inc., 5.760%, dated 1/31/2001, due 2/1/2001	$34,997,000
75,000,000	Goldman Sachs Group, LP, 5.650%, dated 1/31/2001, due 2/1/2001	75,000,000
100,000,000	Goldman Sachs Group, LP, 5.800%, dated 1/31/2001, due 2/1/2001	100,000,000
56,883,000	Morgan Stanley Group, Inc., 5.650%, dated 1/31/2001, due 2/1/2001	56,883,000
75,000,000	Warburg Dillon Reed LLC, 5.770%, dated 1/31/2001, due 2/1/2001	75,000,000

	TOTAL REPURCHASE AGREEMENTS	341,880,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$6,239,633,485

1 Each issue shows the rate of discount at the time of purchase for discount issues or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($6,242,523,488) at January 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
EDC	--Economic Development Commission
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts-Liquidity Optional Tender Series
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Prime Value Obligations Fund

January 31, 2001 (unaudited)

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--8.0%
	Banking--8.0%
$20,000,000	ABN AMRO Bank N.V., Amsterdam, 6.780%, 3/20/2001	$19,999,028
6,000,000	Bank of Nova Scotia, Toronto, 6.880%, 4/30/2001	5,999,726
50,000,000	Barclays Bank PLC, 5.530%, 4/10/2001	50,000,466
29,000,000	Bayerische Landesbank Girozentrale, 5.400%, 1/16/2002	29,002,666
1,300,000	Commerzbank AG, Frankfurt, 7.150%, 6/29/2001	1,299,751
88,800,000	Svenska Handelsbanken, Stockholm, 6.765% - 6.940%, 3/22/2001 - 5/2/2001	88,796,272
150,000,000	Toronto Dominion Bank, 5.610% - 5.800%, 4/5/2001 - 4/9/2001	150,000,863
5,000,000	UBS AG, 6.950%, 5/2/2001	4,999,883
50,000,000	Westdeutsche Landesbank Girozentrale, 7.160% - 7.260%, 5/8/2001 - 5/9/2001	50,021,633
22,000,000	Westpac Banking Corp. Ltd., Sydney, 6.750%, 4/17/2001	21,999,150

	TOTAL CERTIFICATES OF DEPOSIT	422,119,438

	COLLATERALIZED LOANS--5.3%
	Brokerage--5.3%
130,000,000	Goldman Sachs Group, LP, 5.830% - 5.910%, 2/1/2001	130,000,000
150,000,000	Salomon Brothers, Inc., 5.910%, 2/1/2001	150,000,000

	TOTAL COLLATERALIZED LOANS	280,000,000

	COMMERCIAL PAPER--40.4%[1]
	Aerospace/Auto--0.0%
1,226,000	Visteon Corp., 7.400%, 2/1/2001	1,226,000

	Banking--8.9%
25,000,000	Banco Santander Central Hispano, S.A., 5.230%, 7/23/2001	24,375,306
25,000,000	Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank AG), 5.200%, 7/9/2001	24,429,444
64,642,000	Gotham Funding Corp., 5.800% - 6.470%, 2/5/2001 - 2/22/2001	64,530,248
125,000,000	Greenwich Funding Corp., 5.820%, 2/5/2001	124,919,167
132,814,000	Market Street Funding Corp., (PNC Bank, N.A. LOC), 5.750%, 2/21/2001	132,389,733
18,833,000	Old Slip Funding Corp., 5.550%, 3/1/2001	18,751,704
25,000,000	Park Avenue Receivables Corp., 5.830%, 2/9/2001	24,967,611
52,000,000	Royal Bank of Canada, Montreal, 6.290%, 3/1/2001	51,745,604

	TOTAL	466,108,817

	Brokerage--1.3%
65,000,000	Credit Suisse First Boston, Inc., 5.450% - 6.480%, 3/20/2001 - 4/9/2001	64,374,362
5,000,000	Goldman Sachs Group, Inc., 6.500%, 2/20/2001	4,982,847

	TOTAL	69,357,209

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Electric Power--1.0%
$54,280,000	Southern Electric Generating Co. (SEGCO), 5.580% - 6.560%, 2/9/2001 - 4/10/2001	$54,121,169

	Finance -- Commercial--5.7%
20,000,000	Asset Securitization Cooperative Corp., 5.420%, 4/27/2001	19,744,056
50,000,000	CIT Group, Inc., 6.520%, 2/6/2001	49,954,722
125,305,000	Compass Securitization LLC, 5.820% - 6.550%, 2/6/2001 - 2/22/2001	125,077,460
106,277,000	Falcon Asset Securitization Corp., 5.750% - 5.820%, 2/15/2001 - 2/20/2001	106,005,900

	TOTAL	300,782,138

	Finance - Retail--10.1%
135,000,000	Amsterdam Funding Corp., 5.820% - 6.420%, 2/2/2001 - 2/7/2001	134,936,342
25,000,000	Associates Corp. of North America, 6.470%, 2/14/2001	24,941,590
56,885,000	Edison Asset Securitization LLC, 5.510%, 4/12/2001	56,275,540
45,000,000	NORWEST Financial, Inc., 6.335%, 8/13/2001	43,471,681
50,000,000	Sheffield Receivables Corp., 5.820%, 2/5/2001	49,967,667
225,000,000	Windmill Funding Corp., 5.820% - 5.830%, 2/5/2001 - 2/8/2001	224,769,285

	TOTAL	534,362,105

	Finance -- Securities--7.3%
247,000,000	Galaxy Funding, Inc., 5.820% - 6.550%, 2/16/2001 - 4/27/2001	244,920,455
141,890,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.730% - 6.500%, 3/8/2001 - 7/13/2001	139,555,208

	TOTAL	384,475,663

	Food & Beverage--0.1%
5,000,000	General Mills, Inc., 6.250%, 2/8/2001	4,993,924

	Forest Products--1.9%
53,135,000	International Paper Co., 6.200% - 7.020%, 2/5/2001 - 2/23/2001	52,988,244
1,200,000	Temple-Inland, Inc., 7.000%, 2/6/2001	1,198,833
46,053,000	Westvaco Corp., 6.000% - 7.350%, 2/7/2001 - 3/12/2001	45,797,373

	TOTAL	99,984,450

	Homebuilding--0.4%
20,000,000	Centex Corp., 6.150%, 2/5/2001 - 2/8/2001	19,983,258

	Industrial Products--0.2%
12,000,000	Praxair, Inc., 5.950%, 2/8/2001	11,986,117

	Insurance--1.7%
40,000,000	Aspen Funding Corp., 5.460%, 4/10/2001	39,587,467
50,000,000	CXC, Inc., 5.500%, 4/6/2001	49,511,111

	TOTAL	89,098,578

	Retail--0.5%
27,382,000	Safeway, Inc., 6.000% - 7.050%, 2/1/2001 - 2/21/2001	27,347,707

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Telecommunications--0.4%
$20,200,000	MCI Worldcom, Inc., 6.950%, 2/13/2001	$20,153,203

	Transportation--0.9%
46,353,000	FDX Corp., 6.050% - 6.440%, 2/8/2001 - 2/21/2001	46,260,573

	TOTAL COMMERCIAL PAPER	2,130,240,911

	SHORT-TERM NOTES--8.7%
	Banking--2.0%
5,800,000	Bank One, Illinois, N.A., 6.700% - 6.790%, 2/1/2001 - 3/13/2001	5,800,000
98,100,000	Bank of America, N.A., 6.710% - 6.820%, 2/1/2001 - 4/2/2001	98,100,000

	TOTAL	103,900,000

	Brokerage--1.2%
65,000,000	Goldman Sachs Group, Inc., 5.594% - 6.660%, 2/5/2001 - 8/17/2001	65,000,000

	Finance - Automotive--1.6%
11,645,574	AmSouth Auto Trust 2000-1, Class A-1, 6.745%, 11/15/2001	11,645,574
7,794,193	Associates Automobile Receivables Trust 2000-1, Class A-1, 6.854%, 6/15/2001	7,794,193
2,257,660	Chevy Chase Auto Receivables Trust 2000-1, Class A-1, 6.870%, 7/12/2001	2,257,660
40,000,000	Ford Credit Auto Owner Trust 2000-G, Class A-2, 6.688%, 8/15/2001	40,000,000
13,691,632	Honda Auto Receivables 2000-1 Owner Trust, Class A-1, 6.711%, 11/15/2001	13,691,632
7,862,530	Nissan Auto Receivables 2000-C Owner Trust, Class A-1, 6.700%, 11/15/2001	7,862,530

	TOTAL	83,251,589

	Finance - Equipment--0.0%
1,732,132	CIT Equipment Collateral Trust, (Series 2000-1), Class A-1, 6.723%, 5/21/2001	1,732,156

	Finance -- Securities--2.2%
55,900,000	Beta Finance, Inc., 6.660% -- 7.200%, 6/28/2001 -- 11/15/2001	55,899,135
59,000,000	Sigma Finance, Inc., 6.780% - 7.125%, 2/28/2001 -- 8/10/2001	59,000,000

	TOTAL	114,899,135

	Insurance--1.7%
50,000,000	Americredit Automobile Receivables Trust, (Series 2001-A), Class A1, (Insured by FSA), 5.532%, 2/12/2002	50,000,000
9,724,370	Continental Auto Receivables Owner Trust, (Series 2000-B), Class A, (Insured by MBIA), 6.720%, 11/15/2001	9,724,370
7,681,167	Long Beach Acceptance Auto Receivables Trust, (Series 2000-2), Class A-1, (Insured by FSA), 6.780%, 12/13/2001	7,681,167
Principal Amount		Value
	SHORT-TERM NOTES--continued
	Insurance--continued
$2,834,480	WFS Financial Owner Trust, (Series 2000-B), Class A-1, (Insured by FSA), 6.910%, 5/21/2001	$2,834,479
8,631,303	WFS Financial Owner Trust, (Series 2000-C), Class A-1, (Insured by FSA), 6.841%, 8/20/2001	8,631,303
11,017,447	WFS Financial Owner Trust, (Series 2000-D), Class A-1, (Insured by FSA), 6.698%, 10/20/2001	11,017,447

	TOTAL	89,888,766

	TOTAL SHORT-TERM NOTES	458,671,646

	LOAN PARTICIPATION--4.3%
	Chemicals--0.5%
24,000,000	DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 6.150%, 6/29/2001	24,000,000

	Electrical Equipment--0.2%
12,100,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 6.807%, 5/17/2001	12,100,000

	Finance - Automotive--3.3%
75,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 5.780% - 6.551%, 2/1/2001 - 2/22/2001	75,000,000
100,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.100%, 7/3/2001	100,000,000

	TOTAL	175,000,000

	Oil & Oil Finance--0.3%
13,000,000	Amoco Energy Company of Trinidad and Tobago, (Guaranteed by BP Amoco Corp.), 5.400%, 7/18/2001	13,000,000

	TOTAL LOAN PARTICIPATION	224,100,000

	NOTES - VARIABLE--27.3%[2]
	Banking--14.5%
5,500,000	35 North Fourth St. Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	5,500,000
25,000,000	Abbey National Treasury Services PLC, (Guaranteed by Abbey National Bank PLC, London), 5.862%, 2/15/2001	24,992,850
890,000	Alabama State IDA, Nichols Research Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 5.770%, 2/2/2001	890,000
1,185,000	American Health Care Centers Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 5.870%, 2/1/2001	1,185,000
8,800,000	Anchor Holdings LLC, (Series 2000), (Firstar Bank, N.A. LOC), 5.820%, 2/1/2001	8,800,000
12,360,000	Bartlett, IL, Bartlett Quarry Redevelopment Project, (Series 2000), (Lasalle Bank, N.A. LOC), 5.540%, 2/7/2001	12,360,000
25,000,000	Bayerische Landesbank Girozentrale, 6.488%, 2/2/2001	24,995,430
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$15,875,000	Beverly Hills Nursing Center, Inc., Medilodge Project, (Series 1996), (KeyBank, N.A. LOC), 5.764%, 2/1/2001	$15,875,000
1,490,000	Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	1,490,000
7,850,000	Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 5.820%, 2/2/2001	7,850,000
6,535,000	Briarwood LP, (Series 1999), (Bank One, N.A. (Ohio) LOC), 5.840%, 2/1/2001	6,535,000
1,570,000	Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 5.764%, 2/1/2001	1,570,000
9,134,000	Capital One Funding Corp., (Series 1999-B), (Bank One, N.A. (Ohio) LOC), 5.850%, 2/1/2001	9,134,000
320,000	Carmel, IN, Telamon Corp., (Series 1996-C), (Huntington National Bank, Columbus, OH LOC), 5.814%, 2/1/2001	320,000
890,000	Carmel, IN, Telamon Corp., (Series A), (Huntington National Bank, Columbus, OH LOC), 5.814%, 2/1/2001	890,000
950,000	Carmel, IN, Telamon Corp., (Series B), (Huntington National Bank, Columbus, OH LOC), 5.814%, 2/1/2001	950,000
865,000	Colorado Health Facilities Authority, (Series B), (Bank One, Colorado LOC), 5.780%, 2/1/2001	865,000
5,000,000	Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 5.815%, 2/1/2001	5,000,000
130,000,000	Comerica Bank, 5.859% - 6.030%, 2/7/2001 - 2/19/2001	129,991,686
36,000,000	Commerzbank AG, Frankfurt, 5.676%, 2/24/2001	35,996,141
1,785,000	Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	1,785,000
7,300,000	Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	7,300,000
4,925,000	DLR Investments, Inc., (Series 2000), Ripley Crossing Project, (Bank One, Indiana, N.A. LOC), 5.840%, 2/1/2001	4,925,000
4,875,000	Damascus-Bishop Tube Co., (Series 1998 A), (National City, Pennsylvania LOC), 5.790%, 2/1/2001	4,875,000
5,685,000	Dellridge Care Center LP, (Series 1997), (Allfirst LOC), 5.790%, 2/6/2001	5,685,000
8,450,000	Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.780%, 2/1/2001	8,450,000
9,035,000	ERC Real Estate LLC, (KeyBank, N.A. LOC), 5.800%, 2/1/2001	9,035,000
31,000,000	First Union National Bank, Charlotte, NC, 6.050% - 6.180%, 2/1/2001	31,007,687
3,847,000	Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst LOC), 5.790%, 2/2/2001	3,847,000
10,805,000	Georgetown, KY Educational Institution, (Series 1997-A), (Bank One, Kentucky LOC), 5.900%, 2/1/2001	10,805,000
5,595,000	Gesmundo & Associates, Inc., (Series A), (National City Bank, Michigan/Illinois LOC), 5.760%, 2/1/2001	5,595,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$5,000,000	Greene County Development Authority, Reynolds Lodge, LLC, (Series 2000A), (Firstar Bank, N.A. LOC), 6.050%, 2/7/2001	$5,000,000
5,000,000	Gulf Coast, TX IDA, Nisseki Chemical Texas, Inc., (Series 1998), (Bank of Tokyo-Mitsubishi Ltd. LOC), 6.200%, 2/1/2001	5,000,000
9,975,000	Healthcare Funding LLC, (Series 1999 A), (National City Bank, Michigan/Illinois LOC), 5.760%, 2/1/2001	9,975,000
9,830,000	Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 5.760%, 2/1/2001	9,830,000
3,800,000	Indian Hills Country Club, (Series 2000), (AmSouth Bank N.A., Birmingham LOC), 5.831%, 2/1/2001	3,800,000
3,300,000	Industrial Dimensions, Inc., (Series 1999), (Fifth Third Bank of Northwestern OH LOC), 5.780%, 2/1/2001	3,300,000
7,107,000	International Processing Corp., (Bank One, Kentucky LOC), 5.900%, 2/1/2001	7,107,000
1,475,000	J. W. Harris, Inc., (Series 1999), (Fifth Third Bank, Cincinnati LOC), 5.780%, 2/1/2001	1,475,000
975,000	James F. Taylor, (Series 1999), (SouthTrust Bank of Alabama, Birmingham LOC), 5.770%, 2/2/2001	975,000
1,500,000	Jeffersonville, IN, (Series 1997-B), Wayne Steel, Inc., (Bank One, N.A. (Ohio) LOC), 5.900%, 2/1/2001	1,500,000
5,500,000	Kenwood Country Club, Inc., (Series 1999), (Firstar Bank, N.A. LOC), 5.820%, 2/1/2001	5,500,000
360,000	La-Man Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 5.770%, 2/2/2001	360,000
4,000,000	Lake Sherwood Senior Living Center LLC, (Union Planters National Bank Memphis, TN LOC), 5.990%, 2/1/2001	4,000,000
6,900,000	Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 5.720%, 2/2/2001	6,900,000
3,115,000	Lincoln Park Associates LP, (Bank One, N.A. LOC), 5.780%, 2/1/2001	3,115,000
2,000,000	Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 5.903%, 2/15/2001	2,000,000
8,091,705	Liquid Asset Backed Securities Trust, (Series 1997-1), (Westdeutsche Landesbank Girozentrale Swap Agreement), 5.899%, 2/19/2001	8,091,705
20,000,000	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 6.534%, 3/27/2001	20,000,000
10,000,000	Maples Industries, Inc., (Regions Bank, Alabama LOC), 5.770%, 2/1/2001	10,000,000
5,000,000	Maryland IDFA, Gen-Vee, Inc. Facility, (Series 1999), (Allfirst LOC), 5.790%, 2/2/2001	5,000,000
7,850,000	McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 5.770%, 2/2/2001	7,850,000
3,200,000	Melberger, Clifford K. and Ruth B., (PNC Bank, N.A. LOC), 5.810%, 2/5/2001	3,200,000
6,110,000	Oaklawn Hospital, (Series 2000 A), (Michigan National Bank, Farmington Hills LOC), 5.725%, 2/7/2001	6,110,000
Principal Amount		Value
	NOTES-VARIABLE--continued[2]
	Banking--continued
$6,860,000	Pine Ridge Associates, Ltd., (Mellon Bank N.A., Pittsburgh LOC), 5.650%, 2/7/2001	$6,860,000
5,500,000	Quality Synthetic Rubber Co., (Series 2000), (Firstar Bank, N.A. LOC), 5.820%, 2/1/2001	5,500,000
9,245,000	Royal Wine Corp. and KFP International Ltd., (Series 1998), (KeyBank, N.A. LOC), 5.800%, 2/1/2001	9,245,000
6,805,000	Rubloff-Rockford LLC, (Series 1997), (National City Bank, Michigan/Illinois LOC), 5.820%, 2/1/2001	6,805,000
10,000,000	SMM Trust, (Series 2000-M), (Morgan Guaranty Trust Co., New York Swap Agreement), 6.580%, 3/13/2001	10,000,000
50,000,000	SMM Trust, (Series 2000-E), Class A-1, (Morgan Guaranty Trust Co., New York Swap Agreement), 5.903%, 2/14/2001	50,000,000
930,000	Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 5.900%, 2/1/2001	930,000
14,815,000	Scranton Times LP, (Series 1997), (PNC Bank, N.A. LOC), 5.560%, 2/5/2001	14,815,000
2,595,000	Solon, OH, Schneps Family LP, (Bank One, Ohio N.A. LOC), 5.850%, 2/1/2001	2,595,000
6,480,000	Southern Coil Processing, Inc., (Series 1996-A), (AmSouth Bank N.A., Birmingham LOC), 5.820%, 2/1/2001	6,480,000
1,750,000	Team Rahal, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	1,750,000
1,600,000	Team Rahal of Mechanicsburg, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	1,600,000
7,300,000	Tift County, GA Development Authority, Chickasha of Georgia Project, (Series 1997), (Bank of Tokyo-Mitsubishi Ltd. LOC), 6.000%, 2/7/2001	7,300,000
15,000,000	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 6.598%, 3/18/2001	15,000,000
1,700,000	Village Green Finance Co., LLC, (Series 1997), (Wachovia Bank of NC, N.A. LOC), 5.630%, 2/7/2001	1,700,000
1,086,000	Vista Funding Corp., (Series 1995-A), (Firstar Bank, N.A. LOC), 5.850%, 2/1/2001	1,086,000
25,000,000	Wells Fargo & Co., 5.850%, 2/14/2001	25,000,000
7,000,000	West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (Chase Manhattan Bank, New York LOC), 5.790%, 2/1/2001	7,000,000
68,800,000	Westdeutsche Landesbank Girozentrale, 5.831%, 2/17/2001	68,794,891

	TOTAL	761,049,390

	Brokerage--2.8%
44,400,000	Merrill Lynch & Co., Inc., 5.846%, 2/12/2001	44,399,036
105,000,000	Morgan Stanley, Dean Witter & Co., 6.050%, 2/1/2001	105,000,023

	TOTAL	149,399,059

	Finance - Automotive--0.9%
50,000,000	General Motors Acceptance Corp., 6.411% - 6.420%, 2/1/2001 -- 4/2/2001	49,713,221

Principal Amount or Shares		Value
	NOTES - VARIABLE--continued[2]
	Finance - Commercial--1.2%
$65,000,000	CIT Group, Inc., 5.623% - 5.865%, 2/28/2001 - 4/9/2001	$65,032,917

	Finance - Retail--0.2%
8,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 6.439%, 2/15/2001	8,000,000

	Finance - Securities--0.9%
24,000,000	Beta Finance, Inc., 6.100%, 2/1/2001	24,000,000
24,000,000	Sigma Finance, Inc., 5.716%, 4/15/2001	23,998,363

	TOTAL	47,998,363

	Government Agency--0.1%
5,120,000	Acton Assisited Living, LLC, (Series 2000), (Federal Home Loan Bank of Pittsburgh LOC), 5.730%, 2/1/2001	5,120,000

	Insurance--6.1%
12,000,000	Allstate Life Insurance Co., 6.961%, 2/1/2001	12,000,000
22,500,000	First Allmerica Financial Life Insurance Co., 6.904%, 2/3/2001	22,500,000
80,000,000	GE Life and Annuity Assurance Co., 6.140% - 6.836%, 2/1/2001 -- 3/1/2001	80,000,000
30,000,000	Jackson National Life Insurance Co., 5.930% - 6.945%, 2/1/2001 -- 4/2/2001	30,000,000
6,630,415	Liquid Asset Backed Securities Trust, (Series 1997-3), (Guaranteed by AMBAC), 6.630%, 3/27/2001	6,630,415
10,000,000	Monumental Life Insurance Co., 6.889%, 2/28/2001	10,000,000
15,000,000	New York Life Insurance Co., 6.856%, 3/1/2001	15,000,000
25,000,000	People's Securities Life Insurance Co., 6.770%, 2/2/2001	25,000,000
15,000,000	Principal Life Insurance Co., 6.886%, 3/1/2001	15,000,000
13,000,000	Protective Life Insurance Co., 6.861%, 2/1/2001	13,000,000
15,000,000	Security Life of Denver Insurance Co., 5.710%, 4/26/2001	15,000,000
25,000,000	Transamerica Occidental Life Insurance Co., 6.955%, 2/2/2001	25,000,000
50,000,000	Travelers Insurance Co., 6.836%, 3/1/2001	50,000,000

	TOTAL	319,130,415

	Telecommunications--0.6%
32,000,000	BellSouth Telecommunications, Inc., 6.558%, 2/14/2001	32,000,000

	TOTAL NOTES - VARIABLE	1,437,443,365

	INVESTMENT COMPANY--4.5%
	Asset Management--4.5%
240,000,000	Nations Cash Reserves, 2/1/2001	240,000,000

Principal Amount		Value
	REPURCHASE AGREEMENTS--2.7%[3]
$32,500,000	First Boston, Inc., 5.760%, dated 1/31/2001, due 2/1/2001	$32,500,000
30,697,000	Morgan Stanley Group, Inc., 5.650%, dated 1/31/2001, due 2/1/2001	30,697,000
78,000,000	Salomon Brothers, Inc., 5.800%, dated 1/31/2001, due 2/1/2001	78,000,000

	TOTAL REPURCHASE AGREEMENTS	141,197,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$5,333,772,360

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($5,268,702,453) at January 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2001 (unaudited)

	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Value Obligations Fund
Assets:
Investments in repurchase agreements	$--	$341,880,000	$141,197,000
Investments in securities	548,906,468	5,897,753,485	5,192,575,360

Total investments in securities, at amortized cost and value	548,906,468	6,239,633,485	5,333,772,360
Cash	73,541	167,392	559,340
Income receivable	4,178,879	33,996,316	29,532,970
Receivable for shares sold	--	--	37,860

TOTAL ASSETS	553,158,888	6,273,797,193	5,363,902,530

Liabilities:
Payable for investments purchased	--	--	68,751,704
Income distribution payable	1,632,786	30,841,320	26,132,612
Accrued expenses	79,582	432,385	315,761

TOTAL LIABILITIES	1,712,368	31,273,705	95,200,077

TOTAL NET ASSETS	$551,446,520	$6,242,523,488	$5,268,702,453

Net Assets:
Institutional Shares	$237,373,903	$4,482,627,852	$4,066,110,829
Institutional Service Shares	215,418,705	1,474,263,677	844,346,001
Institutional Capital Shares	98,653,912	285,631,959	358,245,623

TOTAL NET ASSETS	$551,446,520	$6,242,523,488	$5,268,702,453

Shares Outstanding:
Institutional Shares	237,373,903	4,482,627,852	4,066,110,829
Institutional Service Shares	215,418,705	1,474,263,677	844,346,001
Institutional Capital Shares	98,653,912	285,631,959	358,245,623
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	$1.00	$1.00	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended January 31, 2001 (unaudited)

	Municipal Obligations Fund	Prime Cash Obligations Fund	Prime Value Obligations Fund
Investment Income:
Interest	$16,444,064	$154,590,959	$137,266,765

Expenses:
Investment adviser fee	752,050	4,664,412	4,110,403
Administrative personnel and services fee	283,147	1,756,151	1,547,567
Custodian fees	18,802	135,133	75,628
Transfer and dividend disbursing agent fees and expenses	31,046	63,910	84,806
Directors'/Trustees' fees	2,256	15,434	10,276
Auditing fees	5,640	6,997	6,166
Legal fees	11,281	13,993	11,627
Portfolio accounting fees	62,420	188,017	171,932
Shareholder services fee-Institutional Service Shares	327,441	1,577,548	981,351
Shareholder services fee-Institutional Capital Shares	96,655	329,849	384,051
Share registration costs	39,482	51,714	31,475
Printing and postage	7,520	11,661	14,386
Insurance premiums	17,673	108,380	68,468
Miscellaneous	2,632	18,315	11,627

TOTAL EXPENSES	1,658,045	8,941,514	7,509,763

Waivers:
Waiver of investment adviser fee	(532,827)	(2,707,142)	(2,734,885)
Waiver of shareholder services fee-Institutional Capital Shares	(57,993)	(197,909)	(230,431)

TOTAL WAIVERS	(590,820)	(2,905,051)	(2,965,316)

Net expenses	1,067,225	6,036,463	4,544,447

Net investment income	$15,376,839	$148,554,496	$132,722,318

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Municipal Obligations Fund
	Six Months Ended (unaudited) 1/31/2001	Year Ended 7/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,376,839	$24,431,758

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,606,065)	(14,946,883)
Institutional Service Shares	(5,153,257)	(6,115,738)
Institutional Capital Shares	(1,617,517)	(3,369,137)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,376,839)	(24,431,758)

Share Transactions:
Proceeds from sale of shares	3,851,095,952	7,539,409,734
Net asset value of shares issued to shareholders in payment of distribution declared	6,024,876	10,150,680
Cost of shares redeemed	(4,090,150,090)	(7,300,410,711)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	(233,029,262)	249,149,703

Change in net assets	(233,029,262)	249,149,703

Net Assets:
Beginning of Period	784,475,782	535,326,079

End of Period	$551,446,520	$784,475,782

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Prime Cash Obligations Fund
	Six Months Ended (unaudited) 1/31/2001	Year Ended 7/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$148,554,496	$222,055,062

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(101,031,780)	(151,779,545)
Institutional Service Shares	(39,122,157)	(56,953,675)
Institutional Capital Shares	(8,400,559)	(13,321,842)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(148,554,496)	(222,055,062)

Share Transactions:
Proceeds from sale of shares	27,638,712,161	54,690,380,490
Net asset value of shares issued to shareholders in payment of distribution declared	68,355,533	130,063,721
Cost of shares redeemed	(25,194,243,022)	(54,224,446,043)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	2,512,824,672	595,998,168

Change in net assets	2,512,824,672	595,998,168

Net Assets:
Beginning of Period	3,729,698,816	3,133,700,648

End of Period	$6,242,523,488	$3,729,698,816

See Notes which are an integral part of the financial statements

Statement of Changes in Net Assets

	Prime Value Obligations Fund
	Six Months Ended (unaudited) 1/31/2001	Year Ended 7/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$132,722,318	$145,198,409

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(98,301,650)	(93,855,530)
Institutional Service Shares	(24,588,047)	(35,790,514)
Institutional Capital Shares	(9,832,621)	(15,552,365)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(132,722,318)	(145,198,409)

Share Transactions:
Proceeds from sale of shares	34,932,650,137	39,573,731,184
Net asset value of shares issued to shareholders in payment of distribution declared	76,012,093	95,258,257
Cost of shares redeemed	(32,737,207,732)	(38,802,951,219)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	2,271,454,498	866,038,222

Change in net assets	2,271,454,498	866,038,222

Net Assets:
Beginning of period	2,997,247,955	2,131,209,733

End of period	$5,268,702,453	$2,997,247,955

See Notes which are an integral part of the financial statements

Financial Highlights

(For a share outstanding throughout each period)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income
Municipal Obligations Fund
January 31,1997[3,4]	$1.00	0.03	(0.03)
January 31, 1998	$1.00	0.04	(0.04)
January 31, 1999	$1.00	0.03	(0.03)
July 31, 1999[5]	$1.00	0.02	(0.02)
July 31, 2000[7]	$1.00	0.04	(0.04)
January 31, 2001[8]	$1.00	0.02	(0.02)

Prime Cash Obligations Fund
January 31, 1996	$1.00	0.06	(0.06)
January 31,1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[5]	$1.00	0.02	(0.02)
July 31, 2000[7]	$1.00	0.06	(0.06)
January 31, 2001[8]	$1.00	0.03	(0.03)

Prime Value Obligations Fund
January 31,1997[3,4]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[5]	$1.00	0.02	(0.02)
July 31, 2000[7]	$1.00	0.06	(0.06)
January 31, 2001[8]	$1.00	0.03	(0.03)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

4 Reflects operations for the period from February 1, 1996 (date of initial public offering) to January 31, 1997.

5 The fund changed its fiscal year-end from January 31 to July 31.

6 Computed on an annualized basis.

7 For the year ended July 31,2000 the Fund was audited by Deloitte and Touche LLP. Each of the previous years was audited by other auditors.

8 For the six months ended January 31, 2001 (unaudited).

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 omitted)

$1.00	3.42%		0.30%		2.90%		0.35%		$0.30
$1.00	3.56%		0.30%		3.53%		0.38%		$17,701
$1.00	3.40%		0.30%		3.40%		0.31%		$114,535
$1.00	1.53%		0.30%	[6]	3.00%	[6]	0.33%	[6]	$74,609
$1.00	3.79%		0.30%		3.65%		0.30%		$72,714
$1.00	2.08%		0.30%	[6]	4.18%	[6]	0.29%	[6]	$98,654

$1.00	5.94%		0.32%		5.75%		0.08%		$11,811
$1.00	5.23%		0.32%		5.00%		0.18%		$48,910
$1.00	5.48%		0.30%		5.46%		0.26%		$391,159
$1.00	5.37%		0.30%		5.18%		0.27%		$230,193
$1.00	2.36%		0.30%	[6]	4.64%	[6]	0.28%	[6]	$245,815
$1.00	5.78%		0.30%		5.58%		0.27%		$163,282
$1.00	3.24%		0.30%	[6]	6.37%	[6]	0.27%	[6]	$285,632

$1.00	5.26%		0.28%		5.17%		0.31%		$20,006
$1.00	5.55%		0.27%		5.61%		0.32%		$67,064
$1.00	5.40%		0.28%		5.23%		0.30%		$200,098
$1.00	2.38%		0.28%	[6]	4.76%	[6]	0.30%	[6]	$275,756
$1.00	5.80%		0.28%		5.66%		0.30%		$236,780
$1.00	3.27%		0.28%	[6]	6.40%	[6]	0.28%	[6]	$358,246

Notes to Financial Statements

January 31, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; difference in per share dividend rates are generally due to differences in separate class expenses.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Municipal Obligations Fund	Six Months Ended 1/31/2001	Year Ended 7/31/2000
Institutional Shares:
Shares sold	2,909,740,773	6,101,965,080
Shares issued to shareholders in payment of distributions declared	1,906,925	3,137,331
Shares redeemed	(3,119,932,546)	(6,013,477,287)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSCATIONS	(208,284,848)	91,625,124

Institutional Service Shares:
Shares sold	509,430,984	766,373,008
Shares issued to shareholders in payment of distributions declared	3,399,211	5,225,410
Shares redeemed	(563,514,427)	(612,179,039)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(50,684,232)	159,419,379

Institutional Capital Shares:
Shares sold	431,924,195	671,071,646
Shares issued to shareholders in payment of distributions declared	718,740	1,787,939
Shares redeemed	(406,703,117)	(674,754,385)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	25,939,818	(1,894,800)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(233,029,262)	249,149,703

Prime Cash Obligations Fund	Six Months Ended 1/31/2001	Year Ended 7/31/2000
Institutional Shares:
Shares sold	21,811,134,959	43,306,204,878
Shares issued to shareholders in payment of distributions declared	57,176,891	107,697,226
Shares redeemed	(19,857,067,014)	(42,872,406,455)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,011,244,836	541,495,649

Institutional Service Shares:
Shares sold	4,316,933,923	9,407,726,653
Shares issued to shareholders in payment of distributions declared	7,729,282	16,605,386
Shares redeemed	(3,945,433,514)	(9,287,296,105)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	379,229,691	137,035,934

Institutional Capital Shares:
Shares sold	1,510,643,279	1,976,448,959
Shares issued to shareholders in payment of distributions declared	3,449,360	5,761,109
Shares redeemed	(1,391,742,494)	(2,064,743,483)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	122,350,145	(82,533,415)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,512,824,672	595,998,168

Prime Value Obligations Fund	Six Months Ended 1/31/2001	Year Ended 7/31/2000
Institutional Shares:
Shares sold	27,925,737,000	26,890,024,779
Shares issued to shareholders in payment of distributions declared	57,731,330	63,502,442
Shares redeemed	(25,969,023,976)	(26,049,577,802)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,014,444,354	903,949,419

Institutional Service Shares:
Shares sold	5,885,443,946	10,601,515,629
Shares issued to shareholders in payment of distributions declared	13,561,738	22,846,623
Shares redeemed	(5,763,461,033)	(10,623,297,952)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	135,544,651	1,064,300

Institutional Capital Shares:
Shares sold	1,121,469,191	2,082,190,776
Shares issued to shareholders in payment of distributions declared	4,719,025	8,909,192
Shares redeemed	(1,004,722,723)	(2,130,075,465)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	121,465,493	(38,975,497)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,271,454,498	866,038,222

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows.

Fund	Investment Adviser Fee Percentage
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Funds for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2001, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee. The Institutional Shares of these funds have no present intention of accruing a shareholder services fee in the year ending July 31, 2001.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INTERFUND TRANSACTIONS

During the period ended January 31, 2001, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchase	Sales
Municipal Obligations Fund	$845,295,388	$1,593,524,000

Prime Cash Obligations Fund	$386,884,125	$353,693,249

Prime Value Obligations Fund	$384,648,802	$312,253,548

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N633
Cusip 60934N591
Cusip 60934N567

25245 (3/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2001

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Money Market Obligations Trust--Institutional Shares and Institutional Service Shares. This report combines the information for six money market mutual funds that are part of the trust. The report covers the six-month reporting period ended January 31, 2001. It begins with investment reviews by the funds' portfolio managers on each of the fund's markets. Following the investment reviews are the funds' portfolios of investments and financial statements.

As money market funds, each of these funds gives you the opportunity to put your cash to work pursuing daily dividends while giving you the comfort of a high level of liquidity and a stable net asset value of $1.00 per share.1 The following are fund-by-fund performance highlights:

Government Obligations Fund invests in short-term U.S. government obligations and repurchase agreements fully collateralized by U.S. government securities. During the six-month reporting period, the fund paid dividends totaling $0.032 per share for Institutional Shares and $0.031 per share for Institutional Service Shares. At the end of the six-month reporting period, the fund's net assets totaled $9.2 billion.

Government Obligations Tax-Managed Fund invests in U.S. government securities. The fund's portfolio is managed so that dividends are exempt from state and local income taxes.2 During the six-month reporting period, the fund paid dividends totaling $0.032 per share for Institutional Shares and $0.031 per share for Institutional Service Shares. At the end of the six-month reporting period, the fund's net assets totaled $3.9 billion.

Municipal Obligations Fund pursues tax-free income by investing in a portfolio of short-term securities issued by municipalities across the United States.2 During the six-month reporting period, the fund paid dividends totaling $0.021 per share for Institutional Shares and $0.020 per share for Institutional Service Shares. At the end of the six-month reporting period, the fund's net assets totaled $551.4 million.

Prime Cash Obligations Fund invests in a well-diversified portfolio of high-quality money market securities. During the six-month reporting period, the fund paid dividends totaling $0.033 per share for Institutional Shares and $0.031 per share for Institutional Service Shares. At the end of the six-month reporting period, the fund's net assets totaled $6.2 billion.

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

2 Income may be subject to the federal alternative minimum tax and state and local taxes. Unless otherwise exempt, shareholders are required to pay federal income tax on dividends.

Prime Value Obligations Fund invests in a well-diversified portfolio of high quality money market securities. During the six-month reporting period, the fund paid dividends totaling $0.033 per share to shareholders of Institutional Shares and $0.032 per share for Institutional Service Shares. At the end of the six-month reporting period, the fund's net assets totaled $5.3 billion.

Tax-Free Obligations Fund pursues tax-free income by investing in a portfolio of short-term securities issued by municipalities across the United States.2 During the six-month reporting period, the fund paid dividends totaling $0.020 per share for Institutional Shares and $0.019 per share for Institutional Service Shares. At the end of the six-month reporting period, the fund's net assets totaled $4.2 billion.

Thank you for selecting one or more of these funds as a convenient way to help your ready cash earn daily income. As always, we welcome your questions, comments or suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
March 15, 2001

INVESTMENT REVIEW

GOVERNMENT OBLIGATIONS FUND

Government Obligations Fund, which is rated AAAm by Standard & Poor's ("S&P"), Aaa by Moody's Investors Service ("Moody's") and AAA by Fitch IBCA, Inc. ("Fitch").1 The fund is invested in direct U.S. Treasury and agency obligations and in repurchase agreements which have these securities as collateral. The fund at times maintains a small Treasury position for liquidity purposes.

The six-month reporting period was characterized by an abrupt shift in both market expectations and economic reality. Early in the six-month reporting period, economic strength was still a cause for concern, as the economy grew at 4.8% and 5.7% in the first two quarters, respectively, of 2000. As the third quarter progressed, however, a slowdown in this robust pace of growth became apparent, and by the end of the year, it was clear that the economy was unraveling. Higher energy prices and turbulent equity markets took their toll on the industrial and consumer sectors of the economy. Manufacturing was especially hard hit, as the National Association of Purchasing Manager's survey dipped below 50 in August (readings above 50 are associated with an expanding manufacturing sector) and continued to decline dramatically ending the six-month reporting period at 41.2, the lowest survey reading since March 1991. Retail sales began to soften in late summer and resulted in a disappointing holiday season for retailers, as the year-over-year change in sales fell from a robust 8.3% in July to 3.5% by the end of January. Perhaps most telling of the economic deterioration and most worrisome to the Federal Reserve Board (the "Fed"), consumer confidence--as measured by the Consumer Confidence Index prepared by the Conference Board--plummeted from 143.0 in July to 114.4 in January, the lowest reading since December 1996. Gross domestic product ("GDP") grew at 2.2% in the third quarter and 1.4% in the fourth quarter. Against this backdrop, inflation at the consumer level for the most part remained benign, in spite of the run up in energy prices.

1 An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of investment quality similar to Aaa-rated fixed income obligations; that is, they are judged to be of the best quality. Fitch's money market fund ratings are an assessment of the safety of invested principal and the ability to maintain a stable market value of the fund's shares. Ratings are based on an evaluation of several factors, including credit quality, diversification, and maturity of assets in the portfolio, as well as managed strength and operational capabilities. Ratings are subject to change and do not remove interest rate risk.

While monetary policy remained on hold throughout the third and fourth quarters, the Fed responded aggressively to the shifting economic conditions with a surprise 50 basis point ease on January 3, 2001, lowering the federal funds target rate from 6.50% to 6.00%. The Fed then followed up this uncharacteristic move with yet another 50 basis point cut in the federal funds target rate on January 31, 2001. Unlike the initial intermeeting move, the decision to lower the target rate again came at a regularly scheduled Federal Open Market Committee ("FOMC") meeting. Although 100 basis points in easing within a month's time period was highly unusual, the market by and large had anticipated the "frontloading" of monetary policy response by the Fed to the rapidly changing economic picture.

Short-term interest rates declined significantly over the six-month reporting period, with the yields on shorter-term agency securities declining by as many as 186 basis points over the six-month reporting period. One-year agency discount notes began the reporting period at 6.79% and traded within a relatively narrow range through November. The yield on this security fell precipitously in December, however, to 5.50%, and then declined even further in January to close the six-month reporting period at 4.93%.

We maintained an average maturity target range of 35 to 45 days over the reporting period, maximizing performance through ongoing relative value analysis. The fund remained barbelled in structure, combining a significant portion of its assets in repurchase agreements and floating rate securities with purchases of fixed rate agency securities farther out the money market yield curve. Although this portfolio can buy Treasury securities, we concentrated our direct security purchases in the agency market due to the expensive nature of the Treasury yield curve.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

Government Obligations Tax-Managed Fund, which is rated AAAm by S&P and Aaa by Moody's, invests only in U.S. Treasury and U.S. Government agency obligations. The fund invests in issues of the Student Loan Marketing Association, the Federal Farm Credit Bank System, Federal Home Loan Bank System, and Tennessee Valley Authority, and maintains a small Treasury position for liquidity purposes. The fund does not invest in repurchase agreements and is managed to provide distributions which may be exempt from state and local taxes.

The six-month reporting period was characterized by an abrupt shift in both market expectations and economic reality. Early in the six-month reporting period, economic strength was still a cause for concern as the economy grew at 4.80% and 5.70% in the first two quarters, respectively, of 2000. As the third quarter progressed, however, a slowdown in this robust pace of growth became apparent, and by the end of the year, it was clear that the economy was unraveling. Higher energy prices and turbulent equity markets took their toll on the industrial and consumer sectors of the economy. Manufacturing was especially hard hit, as the National Association of Purchasing Manager's survey dipped below 50 in August (readings above 50 are associated with an expanding manufacturing sector) and continued to decline dramatically to end the six-month reporting period at 41.2, the lowest survey reading since March 1991. Retail sales began to soften in late summer and resulted in a disappointing holiday season for retailers, as the year-over-year change in sales fell from a robust 8.30% in July to 3.50% by the end of January. Perhaps most telling of the economic deterioration and most worrisome to the Fed, consumer confidence--as measured by the Consumer Confidence Index prepared by the Conference Board--plummeted from 143.0 in July to 114.40 in January, the lowest reading since December 1996. GDP grew at 2.20% in the third quarter and 1.10% in the fourth quarter. Against this backdrop, inflation at the consumer level for the most part remained benign, in spite of the run up in energy prices.

While monetary policy remained on hold throughout the third and fourth quarters, the Fed responded aggressively to the shifting economic conditions with a surprise 50 basis point ease on January 3, 2001, lowering the federal funds target rate from 6.50% to 6.00%. The Fed then followed up this uncharacteristic move with yet another 50 basis point cut in the federal funds target rate on January 31, 2001. Unlike the initial intermeeting move, the decision to lower the target rate again came at a regularly scheduled FOMC meeting. Although 100 basis points in easing within a month's time period was highly unusual, the market by and large had anticipated the "frontloading" of monetary policy response by the Fed to the rapidly changing economic picture.

Short-term interest rates declined significantly over the six-month reporting period, with the yields on shorter-term agency securities declining by as many as 186 basis points over the reporting period. One-year agency discount notes began the reporting period at 6.79% and traded within a relatively narrow range through November. The yield on this security fell precipitously in December, however, to 5.50%, and then declined even further in January to close the six-month reporting period at 4.93%.

We maintained an average maturity target range of 35 to 45 days over the reporting period, maximizing performance through ongoing relative value analysis. The fund is barbelled in structure, with a significant position in short-term fixed rate agency securities and floating rate securities, combined with purchases of Treasury and agency securities with 6 to 13 months in maturity. In the absence of repurchase agreements, the fund uses a Student Loan Marketing Association floating rate master note agreement and a grouping of short-term agency securities to facilitate liquidity. Although this portfolio can buy Treasury securities, we concentrated our direct security purchases in the agency market due to the expensive nature of the Treasury yield curve.

MUNICIPAL OBLIGATIONS FUND

Municipal Obligations Fund invests in high-quality, short-term tax-exempt securities maturing in 397 days or less. The average maturity of the portfolio, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. Typical investments include, but are not limited to, variable rate demand notes ("VRDNs"), commercial paper equivalents, tender option bonds and fixed-rate notes.

For the majority of the six-month reporting period, in response to signs of a moderating economic environment, the Fed kept the federal funds target rate steady at 6.50%. This was welcome relief to the bond markets after the experience of 150 basis points of federal funds target rate increases in 1999 and 2000. In late December however, the Fed acknowledged that the risks of a recession were now greater than the risks of inflation. A surprise intermeeting rate cut of 50 basis points on January 3, 2001 shocked the market as the Fed moved actively to signal to the market that it was prepared to aggressively fight the slowdown. At the end of the six-month reporting period, the Fed cut interest rates again, moving the federal funds target rate target to 5.50%.

Interest rates in the tax-exempt money markets over the reporting period were influenced by the Fed's actions as well as the market's expectations of future actions. Supply and demand (cash inflows/outflows) imbalances also played a large role in the absolute level of municipal interest rates, as demand was rather strong early in the reporting period but weaker at the end of 2000. In early January, massive cash inflows into the market caused strong demand and moved tax-exempt rates lower in conjunction with the Fed ease early in the year. Over the six-month reporting period, new supply of fixed-rate notes was low relative to demand as municipalities continued to benefit from a strong economy and record tax collections.

Yields on 7-day VRDNs, which comprise over 60% of the fund's net assets, started the reporting period at 4.00% and traded in a range between 4.00% and 4.50% for much of the reporting period. In late December, rates moved up sharply to close to 5.00% before falling below 2.00% for two weeks in early January. Redemptions (cash outflows in the market) moved rates back to 4.00% by the end of the six-month reporting period.

One-year fixed-rate note yield levels hovered around 4.25% over most of the six-month reporting period, but beginning in December, the yield started to fall rapidly in anticipation of Fed interest rate cuts. By the end of the six-month reporting period, the yield level for one-year notes was 100 basis points lower, ending the reporting period at 3.25%. Recognizing that yields were falling and the need to lock-in higher yields before they fell, we extended the average maturity of the fund from 35 days in November to 54 days by the end of the six-month reporting period.

Going forward, the average maturity of the fund will continue to be managed in accordance with our expectations of Fed policy. We plan to be selective in our buying of fixed-rate notes and maintain the average maturity of the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

PRIME CASH OBLIGATIONS FUND AND PRIME VALUE OBLIGATIONS FUND

During the six-month reporting period, we have seen the U.S. economy begin to slow. Third quarter 2000 GDP declined to 2.20% while fourth quarter decreased even further to 1.40%. The National Association of Purchasing Managers report declined to its lowest level since the 1990-1991 recession. Consumer confidence rates fell precipitously, and retail sales were much lower than expectations. Inflation remained in check in both the consumer price index and the producer price index.

In light of the economic weakness and rising concerns about recession, the Fed announced a surprise intermeeting 50 basis point rate reduction in the federal funds target rate on January 3, 2001. The Fed cited further weakening of sales and production, tight conditions in some segments of the financial markets and higher energy prices. It also maintained the bias toward an easing of monetary policy, thus leaving the door open for additional rate cuts in 2001. This occurred in the form of another 50 basis points ease on January 31, 2001.

Thirty-day commercial paper started the six-month reporting period at 6.55% on July 31, 2000, and then hovered around the 6.50% federal funds target level throughout 2000. The rate plummeted throughout January in reaction to the Fed rate cut and anticipation of others, ending the six-month reporting period at 5.48%.

The target average maturity range for both funds began the period at 40-50 days but was increased to 45-55 days on November 6, 2000, in anticipation of a declining rate environment. In structuring the funds, there is continued emphasis placed on positioning 30-35% of the funds' assets in VRDNs and accomplishing a modest barbell structure.

Prime Cash Obligations Fund Overview

The fund invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more NRSROs or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, VRDNs and repurchase agreements.

During the six-month reporting period ended January 31, 2001, the net assets of the fund increased from $3.7 billion to $6.2 billion, while the seven-day net yield decreased from 6.51% to 6.00% for the fund's Institutional Shares and the seven-day net yield of the fund's Institutional Service Shares decreased from 6.26% to 5.75%.2 The effective average maturity of the fund on January 31, 2001, was 48 days.

Prime Value Obligations Fund Overview

The fund invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the NRSROs or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, VRDNs and repurchase agreements.

During the six months ended January 31, 2001, the net assets of the fund increased from $3.0 billion to $5.3 billion, while the seven-day net yield decreased from 6.54% to 6.07% for the fund's Institutional Shares and the seven-day net yield of the fund's Institutional Service Shares decreased from 6.29% to 5.82%.2 The effective average maturity of the fund on January 31, 2001, was 35 days.

2 Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the funds' current earnings. Current performance is available by calling 1-800-341-7400.

TAX-FREE OBLIGATION FUND

Tax-Free Obligation Fund invests in high quality, short-term tax-exempt securities maturing in 397 days or less. The average maturity of the portfolio, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the NRSROs or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, VRDNs, fixed rate notes, tender option bonds, and tax-exempt commercial paper.

The Fed kept the federal funds target rate steady at 6.50% for the majority of the six-month reporting period, which began on August 1, 2000. This was in response to several economic reports that suggested growth might finally be moderating from earlier in the year. In late December, the Fed acknowledged that the risks of a slowing economy were greater than the risks of inflation. Although the markets expected the Fed to lower rates in the first quarter of 2001, they did not expect the Fed to cut them before the FOMC meeting on January 30, 2001. The Fed, however, surprised the market by lowering the federal funds rate by 50 basis points to 6.00% on January 3, 2001. At the end of the six-month reporting period, the Fed cut interest rates again, moving the federal funds target rate to 5.50%.

The Bond Buyer One Year Note Index ("Index"), a proxy for short-term municipal fixed rates, hovered around the 4.25% range for most of the reporting period. By late December, the Index started to fall as the market began to price in an easing move by the Fed. By the end of January, the Index fell by 100 basis points to 3.25%.

The target average maturity for the fund started the reporting period at 45 days. We increased our exposure in one-year securities in October, believing that the Fed tightening cycle was over. We wanted to lock in the higher yields before the Fed shifted its policy from tightening to an easing. We continued to lengthen our average maturity to 52 days in late January. We feel it is likely that the Fed will continue to reduce rates over the next three to six months to keep the economy from falling into a recession.

During the six months ended January 31, 2001, the net assets of the fund increased from $3.6 billion to $4.2 billion while the seven-day net yield decreased from 4.09% to 4.04% for Institutional Shares and from 3.84% to 3.79% for Institutional Service Shares.2 The effective average maturity of the fund on January 31, 2001 was 46 days.

Government Obligations Fund
Portfolio of Investments

January 31, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM OBLIGATIONS--37.7%
$74,000,000	[1]	Federal Home Loan Bank, Discount Notes, 5.420% - 6.420%, 2/21/2001 - 3/30/2001	$73,615,707
498,000,000	[1]	Federal Home Loan Bank, Floating Rate Notes, 5.656% - 6.539%, 2/1/2001 - 3/17/2001	497,853,477
501,500,000		Federal Home Loan Bank, Notes, 6.360% - 7.125%, 2/7/2001 - 2/1/2002	503,213,245
385,021,000	[1]	Federal Home Loan Mortgage Corp., Discount Notes, 5.125% - 6.485%, 2/13/2001 - 10/11/2001	377,683,796
88,000,000	[2]	Federal Home Loan Mortgage Corp., Floating Rate Notes, 5.616%, 2/21/2001	87,962,169
64,390,000		Federal Home Loan Mortgage Corp., Notes, 5.140% - 5.525%, 2/8/2001 - 12/28/2001	64,100,602
413,500,000	[1]	Federal National Mortgage Association, Discount Notes, 5.250% - 6.415%, 2/7/2001 - 11/30/2001	406,707,989
560,000,000	[2]	Federal National Mortgage Association, Floating Rate Notes, 5.646% - 6.530%, 2/3/2001 - 3/3/2001	559,816,860
238,300,000		Federal National Mortgage Association, Notes, 5.310% - 7.250%, 2/23/2001 - 1/16/2002	238,276,418
273,529,000		Housing and Urban Development, Notes, 6.601%, 5/1/2001	273,529,000
387,000,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 5.544% - 6.637%, 2/6/2001	386,903,228

		TOTAL SHORT-TERM OBLIGATIONS	3,469,662,491

		REPURCHASE AGREEMENTS--62.3%[3]
225,000,000		ABN AMRO Bank, NV, New York, 5.730%, dated 1/31/2001, due 2/1/2001	225,000,000
150,000,000		Banc One Capital Markets, 5.750%, dated 1/31/2001, due 2/1/2001	150,000,000
220,000,000		Bank of America, 5.760%, dated 1/31/2001, due 2/1/2001	220,000,000
225,000,000		Barclays Capital, Inc., 5.750%, dated 1/31/2001, due 2/1/2001	225,000,000
70,000,000		Bear, Stearns and Co., 5.750%, dated 1/31/2001, due 2/1/2001	70,000,000
430,000,000		Chase Government Securities, Inc., 5.780%, dated 1/31/2001, due 2/1/2001	430,000,000
100,000,000		Countrywide Securities Corp., 5.760%, dated 1/31/2001, due 2/1/2001	100,000,000
250,000,000	[4]	Credit Suisse First Boston, Inc., 5.670%, dated 1/10/2001, due 3/12/2001	250,000,000
140,000,000		Credit Suisse First Boston, Inc., 5.760%, dated 1/31/2001, due 2/1/2001	140,000,000
220,000,000		Credit Suisse First Boston, Inc., 5.920%, dated 1/11/2001, due 2/1/2001	220,000,000
103,000,000	[4]	Credit Suisse First Boston, Inc., 6.570%, dated 9/14/2000, due 3/14/2001	103,000,000
100,000,000		Deutsche Bank AG, 5.750%, dated 1/31/2001, due 2/1/2001	100,000,000
111,000,000	[4]	Goldman Sachs Group, LP, 5.700%, dated 1/24/2001, due 3/1/2001	111,000,000
100,000,000		Goldman Sachs Group, LP, 5.770%, dated 1/31/2001, due 2/1/2001	100,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$54,000,000	[4]	Goldman Sachs Group, LP, 6.160%, dated 1/3/2001, due 4/4/2001	$54,000,000
110,000,000	[4]	Goldman Sachs Group, LP, 6.280%, dated 12/14/2000, due 6/13/2001	110,000,000
150,000,000		Greenwich Capital Markets, Inc., 5.750%, dated 1/31/2001, due 2/1/2001	150,000,000
100,000,000		J.P. Morgan & Co., Inc., 5.750%, dated 1/31/2001, due 2/1/2001	100,000,000
100,000,000		Paribas Corp., 5.700%, dated 1/31/2001, due 2/1/2001	100,000,000
300,000,000		Paribas Corp., 5.750%, dated 1/31/2001, due 2/1/2001	300,000,000
1,000,000,000		Salomon Smith Barney, Inc., 5.800%, dated 1/31/2001, due 2/1/2001	1,000,000,000
486,574,000		Scotia Bank, 5.660%, dated 1/31/2001, due 2/1/2001	486,574,000
226,000,000	[4]	Warburg Dillon Reed LLC, 5.540%, dated 1/30/2001, due 2/20/2001	226,000,000
25,000,000		Warburg Dillon Reed LLC, 5.650%, dated 1/31/2001, due 2/1/2001	25,000,000
200,000,000		Warburg Dillon Reed LLC, 5.760%, dated 1/31/2001, due 2/1/2001	200,000,000
360,000,000		Warburg Dillon Reed LLC, 5.770%, dated 1/31/2001, due 2/1/2001	360,000,000
77,000,000	[4]	Warburg Dillon Reed LLC, 5.800%, dated 1/18/2001, due 2/20/2001	77,000,000
95,000,000	[4]	Warburg Dillon Reed LLC, 6.160%, dated 1/3/2001, due 4/4/2001	95,000,000

		TOTAL REPURCHASE AGREEMENTS	5,727,574,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$9,197,236,491

1 Each issue shows the rate of discount at the time of purchase.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($9,192,732,394) at January 31, 2001.

See Notes which are an integral part of the Financial Statements

Government Obligations Tax-Managed Fund
Portfolio of Investments

January 31, 2001 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--100.1%
$34,185,000		Federal Farm Credit Bank, Notes, 5.520% - 6.350%, 2/1/2001 - 12/21/2001	$34,169,191
603,136,000	[1]	Federal Farm Credit Bank, Discount Notes, 5.440% - 6.710%, 2/1/2001 - 12/7/2001	599,532,001
158,000,000	[2]	Federal Farm Credit Bank, Floating Rate Notes, 5.540% - 6.403%, 2/1/2001	157,957,817
380,000,000		Federal Home Loan Bank, Notes, 4.875% - 7.125%, 2/7/2001 - 2/1/2002	380,116,114
1,397,524,000	[1]	Federal Home Loan Bank, Discount Notes, 5.120% - 6.410%, 2/1/2001 - 7/25/2001	1,388,287,289
403,500,000	[2]	Federal Home Loan Bank, Floating Rate Notes, 5.140% - 6.539%, 2/1/2001 - 4/19/2001	403,363,859
18,000,000		Student Loan Marketing Association, Note, 6.470%, 9/5/2001	18,050,698
113,000,000	[1]	Student Loan Marketing Association, Discount Notes, 5.720%, 2/14/2001	112,766,592
286,200,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 5.529% - 5.634%, 2/6/2001	286,135,509
135,000,000		Student Loan Marketing Association, Master Note, 5.514%, 2/6/2001	135,000,000
433,000,000	[1]	Tennessee Valley Authority, Discount Notes, 5.420% - 6.320%, 2/7/2001 - 3/7/2001	431,403,091

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$3,946,782,161

1 Each issue shows the rate of discount at the time of purchase.

2 Current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($3,944,400,551) at January 31, 2001.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Municipal Obligations Fund

January 31, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5%[1]
		Alabama--4.0%
$3,050,000		Alabama State IDA, IDRBs (Series 1996), Weekly VRDNs (IMI Cash Valve Project)/(Regions Bank, Alabama LOC)	$3,050,000
3,350,000		Alabama State IDA, Industrial Revenue Bonds Weekly VRDNs (Kappler USA, Inc. Project)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,350,000
2,530,000		Calhoun County, AL Economic Development Council, Variable/Fixed Rate IDRBs, Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC)	2,530,000
4,510,000		Geneva County, AL, IDB, Adjustable Fixed Rate IDRBs (Series 1996), Weekly VRDNs (Brooks AG Co., Inc.)/(Regions Bank, Alabama LOC)	4,510,000
1,000,000		Hoover, AL Board of Education, (Series 2000A), 4.45% BANs, 8/1/2001	1,000,000
2,000,000		Hoover, AL Board of Education, (Series 2000C), 4.45% BANs, 8/1/2001	2,000,000
3,000,000		Selma, AL, IDB, Annual Tender PCR Refunding Bonds (Series 1993 B), 5.50% TOBs (International Paper Co.) 7/15/2001	3,003,170
2,450,000		Shelby County, AL, EDA, (Series 1999), Weekly VRDNs (Alabama Dry Felt LLC)/(Regions Bank, Alabama LOC)	2,450,000

		TOTAL	21,893,170

		Arizona--0.3%
1,800,000		Yuma County, AZ Airport Authority, Inc., (Series 1997A), Weekly VRDNs (Bank One, Arizona N.A. LOC)	1,800,000

		Arkansas--1.2%
1,000,000		Arkadelphia, AR, IDRB (Series 1996), Weekly VRDNs (Siplast, Inc.)/(Den Danske Bank AS LOC)	1,000,000
4,000,000		Arkansas Development Finance Authority, (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corporation Project)/(Union Bank of California LOC)	4,000,000
1,600,000		Hope, AR Solid Waste Disposal Revenue Bonds (Series 1994), 4.75% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 2/15/2001	1,600,000

		TOTAL	6,600,000

		Colorado--1.0%
3,215,000		Denver, CO City & County Airport Authority, (Series C), 6.35% Bonds, 11/15/2001	3,262,609
2,500,000		Denver, CO City & County Airport Authority, Trust Receipts (Series 2000 FR/RI-L27), Weekly VRDNs (MBIA INS)/(Lehman Brothers, Inc. LIQ)	2,500,000

		TOTAL	5,762,609

		District of Columbia--0.5%
3,000,000		District of Columbia Housing Finance Agency, (Series 2000 E), 4.60% TOBs (Trinity Funding Co.), Mandatory Tender 7/10/2001	3,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--1.2%
$6,786,000		Orange County, FL, HFA, (Series 1997A), Weekly VRDNs (Regal Pointe Apartments Project)/(Bank of America, N.A. LOC)	$6,786,000

		Georgia--1.8%
7,190,000		Crisp County, GA Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	7,190,000
2,800,000		McDuffie County, GA Development Authority, (Series 1998), 4.70% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 3/5/2001	2,800,000

		TOTAL	9,990,000

		Illinois--8.1%
4,000,000	[2]	Chicago, IL SFM, (PT-290), 4.45% TOBs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ), Optional Tender 4/19/2001	4,000,000
3,000,000		Chicago, IL (Series 1997), Weekly VRDNs (Trendler Components, Inc.)/(American National Bank & Trust Co., Chicago LOC)	3,000,000
10,500,000		Chicago, IL Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 4.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2001	10,500,000
2,000,000		Chicago, IL Gas Supply Revenue Bonds (1993 Series B), Weekly VRDNs (Peoples Gas Light & Coke Co.)	2,000,000
1,150,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,150,000
6,000,000		Illinois Development Finance Authority, (Series 1997), Weekly VRDNs (Toyal America, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	6,000,000
3,000,000		Illinois Development Finance Authority, (Series 2000A), Weekly VRDNs (Processing Technologies, Inc.)/(Firstar Bank, N.A. LOC)	3,000,000
2,000,000		Illinois Development Finance Authority, EDRB (Series 1995), Weekly VRDNs (Evapco, Inc. Project)/(Bank of America, N.A. LOC)	2,000,000
3,000,000		Illinois Development Finance Authority, IDRB (Series 1995), Weekly VRDNs (Dickson Weatherproof Nail Co.)/(Bank of America, N.A. LOC)	3,000,000
4,245,000	[2]	Illinois Housing Development Authority, (PT-7), 4.40% TOBs (AMBAC INS)/(Commerzbank AG, Frankfurt LIQ), Optional Tender 3/22/2001	4,245,000
1,475,000		Martinsville, IL, IDRB (Series 1995), Weekly VRDNs (PAP-R Products Company Project)/(Bank One, Illinois, N.A. LOC)	1,475,000
2,250,000		Peoria, IL (Series 1995), Weekly VRDNs (Praise and Leadership Elementary School)/(Bank One, Illinois, N.A. LOC)	2,250,000
2,100,000		Rockford, IL, EDRB, 4.50% TOBs (Independence Village of Rockford)/(U.S. Bank, N.A., Minneapolis LOC), Optional Tender 12/1/2001	2,100,000

		TOTAL	44,720,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--4.9%
$1,750,000		Clarksville, IN (Series 1997), Weekly VRDNs (Metal Sales Manufacturing Corp.)/(Firstar Bank, N.A. LOC)	$1,750,000
3,230,000		Elkhart County, IN (Series 1997), Weekly VRDNs (Hart Housing Group, Inc.)/(KeyBank, N.A. LOC)	3,230,000
1,500,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,500,000
2,500,000		Indiana State Educational Faciilities Authority, (Series 2000A), 4.90% BANs (Wabash College), 5/3/2001	2,502,081
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(PNC Bank, Delaware LOC)	3,400,000
2,055,000		Kendallville, IN, IDRB (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd. Project)/(National City Bank, Ohio LOC)	2,055,000
1,170,000		Richmond, IN, EDRBs (Series 1996), Weekly VRDNs (Holland Colors Americas, Inc. Project)/(Bank One, Indiana, N.A. LOC)	1,170,000
4,000,000		Rushville, IN (Series 1996), Weekly VRDNs (Fujitsu Ten Corp. of America)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	4,000,000
4,000,000		Westfield, IN, IDRB (Series 1998), Weekly VRDNs (Standard Locknut, Inc.)/(Bank One, Indiana, N.A. LOC)	4,000,000
3,200,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,200,000

		TOTAL	26,807,081

		Kansas--1.5%
6,500,000		Burlington, KS (Series B), Weekly VRDNs (Kansas City Power And Light Co.)	6,500,000
1,900,000		Olathe, KS, IDRB (Series 1995), Weekly VRDNs (Garmin International, Inc. Project)/(Bank of America, N.A. LOC)	1,900,000

		TOTAL	8,400,000

		Kentucky--1.7%
1,610,000		Jefferson County, KY Industrial Building Revenue Bonds (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Bank One, Kentucky LOC)	1,610,000
4,000,000	[2]	Kentucky Housing Corp., Variable Rate Certificates (Series 1998 O), 4.50% TOBs (Bank of America, N.A. LIQ), Optional Tender 4/12/2001	4,000,000
3,810,000		Paris, KY Weekly VRDNs (Monessen Holdings, LLC)/(Bank One, Kentucky LOC)	3,810,000

		TOTAL	9,420,000

		Louisiana--3.2%
3,500,000		Jefferson Parish, LA Home Mortgage Authority, (Series 2000 D-2), 4.65% BANs (Caisse des Depots et Consignations (CDC), Paris INV), 6/28/2001	3,500,000
3,995,000	[2]	Jefferson Parish, LA Home Mortgage Authority, (PT-492), 4.30% TOBs (GNMA COL)/(Banco Santander Central Hispano, S.A. LIQ), Optional Tender 9/20/2001	3,995,000
5,000,000		Lake Charles, LA Harbor & Terminal District Revenue Bonds (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(National City, Pennsylvania LOC)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Louisiana--continued
$3,400,000		Louisiana HFA, Trust Receipts (Series 1999 FR/RI-52), Weekly VRDNs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	$3,400,000
1,600,000		Ouachita Parish, LA, IDB, (Series 1998), Weekly VRDNs (Dixie Carbonic, Inc.)/(Bank One, Illinois, N.A. LOC)	1,600,000

		TOTAL	17,495,000

		Maine--2.1%
4,600,000		Biddeford, ME Weekly VRDNs (DK Associates & Volk Packaging)/(Fleet Bank of Maine LOC)	4,600,000
3,000,000		Biddeford, ME (Series 2000), Weekly VRDNs (Volk Packaging)/(Fleet Bank of Maine LOC)	3,000,000
1,760,000		Trenton, ME (Series 1998), Weekly VRDNs (Hinckley Co.)/(KeyBank, N.A. LOC)	1,760,000
2,465,000		Westbrook, ME Weekly VRDNs (D & G Group)/(Fleet Bank of Maine LOC)	2,465,000

		TOTAL	11,825,000

		Maryland--7.2%
2,448,000		Frederick County, MD (Series 1998A), Weekly VRDNs (Thogar, LLC)/(Allfirst Bank LOC)	2,448,000
1,386,000		Harford County, MD, Variable Rate Demand/Fixed Rate Refunding Bond (Series 1989), Weekly VRDNs (Harford Commons Associates Facility)/(Allfirst Bank LOC)	1,386,000
26,200,000		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Series 1985A), Weekly VRDNs (Bank One, N.A. LOC)	26,200,000
4,375,000		Maryland Industrial Development Financing Authority, (Series 1999), 4.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2001	4,375,000
2,520,000		Maryland State Community Development Administration, (Series 1990 A), Weekly VRDNs (College Estates)/(Allfirst LOC)	2,520,000
2,950,000		Maryland State Community Development Administration, (Series 1990 B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Bank of America, N.A. LOC)	2,950,000

		TOTAL	39,879,000

		Massachusetts--0.9%
4,850,000		Fall River, MA, 5.25% BANs, 6/1/2001	4,855,322

		Minnesota--7.1%
10,000,000		Becker, MN, PCR (Series 1993-A), 3.80% CP (Northern States Power Co., Minnesota), Mandatory Tender 2/28/2001	10,000,000
9,000,000		Becker, MN, PCR (Series 1993-B), 4.70% CP (Northern States Power Co., Minnesota), Mandatory Tender 2/9/2001	9,000,000
1,300,000		Blaine, MN (Series 1997), Weekly VRDNs (Plastic Enterprises, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,300,000
3,600,000		Brooklyn Center, MN, Shingle Creek Tower (Series 1999), 5.51% TOBs (Bank of America, N.A.), Optional Tender 5/1/2001	3,600,000
4,000,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$2,500,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	$2,500,000
2,560,000		Savage, MN (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,560,000
1,740,000		Springfield, MN (Series 1998), Weekly VRDNs (Ochs Brick Co.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,740,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,250,000
2,000,000		White Bear Lake, MN, Century Townhomes (Series 1997), 5.79% TOBs (Westdeutsche Landesbank Girozentrale), Optional Tender 6/1/2001	2,000,000

		TOTAL	38,950,000

		Mississippi--3.5%
5,400,000		Mississippi Business Finance Corp., (Series 1995), Weekly VRDNs (Schuller International, Inc.)/(Bank of New York LOC)	5,400,000
9,790,000		Mississippi Regional Housing Authority No. II, (Series 1998), 4.70% TOBs (Bradford Park Apartments)/(AmSouth Bank N.A., Birmingham LOC), Mandatory Tender 10/1/2001	9,790,000
4,000,000		Warren County, MS IDA, Weekly VRDNs (Vesper Corp.)/(PNC Bank, N.A. LOC)	4,000,000

		TOTAL	19,190,000

		Missouri--2.7%
1,750,000		Kansas City, MO, IDA (Series 1999), Weekly VRDNs (B&B Investments, LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,750,000
7,245,000	[2]	Missouri State Housing Development Commission, (PT-495), 4.30% TOBs (GNMA COL)/(Banco Santander Central Hispano, S.A. LIQ), Optional Tender 9/20/2001	7,245,000
1,000,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, Kansas City, N.A. LOC)	1,000,000
5,000,000		St. Louis, MO, IDA Homer G. Phillips Dignity House (Series 1999), 5.40% TOBs (Bayerische Landesbank Girozentrale) 8/1/2001	5,000,000

		TOTAL	14,995,000

		Multi State--3.2%
17,500,000		Charter Mac Floater Certificates Trust I, National-1 (Series 2000), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	17,500,000

		Nebraska--2.1%
3,000,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,000,000
4,400,000		Douglas County, NE, IDRB (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,400,000
3,965,000		Nebraska Investment Finance Authority, MERLOTS (Series 2000-O), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	3,965,000

		TOTAL	11,365,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Nevada--0.2%
$500,000		Nevada State Department of Community & Industrial Development Weekly VRDNs (Kinplex Company)/(Credit Commercial De France, Paris LOC)	$500,000
855,000		Sparks, NV, IDRBs (Series 1996), Weekly VRDNs (The Antioch Publishing Co.)/(National City Bank, Ohio LOC)	855,000

		TOTAL	1,355,000

		New Hampshire--0.6%
3,260,000		New Hampshire Business Finance Authority, IDRB (Series A) Weekly VRDNs (Upper Valley Press)/(KeyBank, N.A. LOC)	3,260,000

		New Jersey--4.8%
2,500,000		Egg Harbor Township, NJ Board of Education, 5.50% BANs, 6/1/2001	2,505,088
3,560,150		Haddonfield, NJ, 5.370% BANs, 5/31/2001	3,564,852
3,000,000		Livingston Township, NJ Board of Education, 5.00% BANs, 3/7/2001	3,000,811
6,160,000		New Jersey Housing & Mortgage Financing Authority, CDC Municipal Products Class A Certificates (Series 1996B), Weekly VRDNs (MBIA INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	6,160,000
1,658,722		Phillipsburg, NJ, 5.125% BANs, 8/17/2001	1,664,076
6,000,000		Trenton, NJ, 5.375% BANs, 5/18/2001	6,007,876
3,816,000		Vineland, NJ, 4.50% BANs, 12/13/2001	3,822,290

		TOTAL	26,724,993

		New Mexico--1.6%
4,165,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,165,000
4,650,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(Michigan National Bank, Farmington Hills LOC)	4,650,000

		TOTAL	8,815,000

		North Carolina--4.0%
1,345,000		Brunswick County, NC Industrial Facilities and PCFA, (Series 1998), Weekly VRDNs (Turnage Properties LLC)/(Centura Bank, Rocky Mount, NC LOC)	1,345,000
10,000,000		Montgomery County, NC Industrial Facilities and PCFA, (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC)	10,000,000
10,995,000	[2]	North Carolina State, (PT-413), 4.55% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/14/2001	10,995,000

		TOTAL	22,340,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--1.1%
$2,735,000		Cuyahoga County, OH, IDA (Series 1997), Weekly VRDNs (Northstar Plastics, Inc.)/(Bank One, N.A. (Ohio) LOC)	$2,735,000
2,000,000		Huber Heights, OH, IDR (Series 1999), Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC)	2,000,000
1,500,000		Mahoning County, OH, IDA (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC)	1,500,000

		TOTAL	6,235,000

		Oklahoma--1.1%
3,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(BNP Paribas LOC)	3,000,000
3,000,000		Cleveland County, OK Home Loan Authority, Tecumseh Pointe Apartments, 5.40% TOBs (HSBC Bank USA), Mandatory Tender 3/1/2001	3,000,000

		TOTAL	6,000,000

		Oregon--0.1%
330,000		Oregon State, EDRBs (Series 1988B), Weekly VRDNs (Domaine Drouhin Oregon, Inc.)/(Wells Fargo Bank, N.A. LOC)	330,000

		Rhode Island--0.5%
2,600,000		Rhode Island Housing & Mortgage Finance Corp., PUTTERs (Series 156), Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	2,600,000

		South Carolina--3.0%
1,535,000		Berkeley County, SC, IDB (Series 1989), Weekly VRDNs (W.W. Williams Co. Project)/(Bank One, N.A. (Ohio) LOC)	1,535,000
3,000,000		Lexington, SC Water & Sewage, (Series 2000), 5.00% BANs, 10/11/2001	3,005,746
3,380,000		South Carolina Job Development Authority Weekly VRDNs (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,380,000
400,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (NMFO Associates)/(Wachovia Bank of NC, N.A. LOC)	400,000
750,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank of NC, N.A. LOC)	750,000
450,000		South Carolina Job Development Authority, (Series 1990), Weekly VRDNs (Rice Street Association)/(Wachovia Bank of NC, N.A. LOC)	450,000
3,700,000		South Carolina Job Development Authority, (Series 1996), Weekly VRDNs (PVC Container Corp. Project)/(Fleet Bank N.A. LOC)	3,700,000
3,600,000		York County, SC, IDA (Series1989), Weekly VRDNs (Sediver Inc.)/(BNP Paribas LOC)	3,600,000

		TOTAL	16,820,746

		South Dakota--0.4%
2,000,000		South Dakota Housing Development Authority, (Series G), 4.60% BANs, 6/28/2001	2,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--3.2%
$4,000,000		Carter County, TN, IDB (Series 1983), Monthly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	$4,000,000
1,500,000		Cheatham County, TN, IDB, (Series 1997B), Weekly VRDNs (Triton Boat Co.)/(First American National Bank, Nashville, TN LOC)	1,500,000
2,000,000		Covington, TN, IDB (Series 1992), Weekly VRDNs (Wallace Computer Services, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,000,000
3,905,000		Hawkins County, TN, IDB (Series 1995), Weekly VRDNs (Sekisui Ta Industries, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	3,905,000
1,750,000		Knox County, TN, IDB (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	1,750,000
3,600,000		Morristown, TN, IDB (Series 1999), Weekly VRDNs (Tuff Torq Corp.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	3,600,000
700,000		South Pittsburg, TN, IDB (Series 1996), Weekly VRDNs (Lodge Manufacturing Co.)/(SunTrust Bank LOC)	700,000

		TOTAL	17,455,000

		Texas--7.2%
4,200,000		Angelina and Neches River Authority, Texas, Waste Disposal Revenue Bonds (Series 1998), 4.70% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 3/5/2001	4,200,000
12,000,000		Austin, TX Airport System, MERLOTS (Series 2000 J), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	12,000,000
7,000,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	7,000,000
8,000,000		McAllen, TX, IDA (Series 1998), Weekly VRDNs (NiTek McAllen, LLC)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	8,000,000
4,545,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners, Ltd.)/(Bank One, Texas N.A. LOC)	4,545,000
3,850,000		Waxahachie, TX, IDA (Series 1998), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	3,850,000

		TOTAL	39,595,000

		Virginia--2.8%
800,000		Campbell County, VA, IDA, Weekly VRDNs (Georgia-Pacific Corp.)/(SunTrust Bank LOC)	800,000
4,700,000		Dinwiddie County, VA, IDA (Series 1999A), Daily VRDNs (Chaparral Steel Co.)/(Bank of America, N.A. LOC)	4,700,000
4,000,000		Fairfax County, VA, EDA (Series A), 5.55% Bonds (Ogden Martin Systems of Fairfax, Inc.)/(AMBAC INS), 2/1/2001	4,000,000
6,000,000		Halifax, VA, IDA, MMMs, PCR, 4.40% CP (Virginia Electric Power Co.), Mandatory Tender 2/9/2001	6,000,000

		TOTAL	15,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--1.3%
$4,000,000	[2]	Washington State, (PT-1187), 4.40% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/19/2001	$4,000,000
3,000,000		Yakima County, WA Public Corp., (Series 1999), Weekly VRDNs (John I. Haas, Inc.)/(Bayerische Hypotheken-und Vereinsbank AG and Deutsche Bank AG LOCs)	3,000,000

		TOTAL	7,000,000

		West Virginia--2.5%
2,140,000		Berkeley County, WV County Commission, (Series 1994), Weekly VRDNs (Brentwood Industries, Inc.)/(First Union National Bank, Charlotte, NC LOC)	2,140,000
10,000,000		West Virginia Public Energy Authority, Energy Revenue Bonds (Series 1989 A), 4.30% CP (Morgantown Energy Associates)/(Dexia Credit Local de France LOC), Mandatory Tender 2/21/2001	10,000,000
1,750,000		West Virginia Public Energy Authority, Energy Revenue Bonds (Series 1989A), 4.35% CP (Morgantown Energy Associates)/(Dexia Credit Local de France LOC), Mandatory Tender 2/9/2001	1,750,000

		TOTAL	13,890,000

		Wisconsin--5.5%
4,900,000		East Troy Community School District, WI, 4.75% TRANs, 10/30/2001	4,908,207
1,000,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(Firstar Bank, N.A. LOC)	1,000,000
3,350,000		Hartford, WI (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,350,000
3,000,000		La Crosse, WI IDA (Series 2000), Weekly VRDNs (Pacal Industries)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,000,000
1,600,000		Lake Geneva-Genoa, WI Union High School District, 4.75% TRANs, 10/1/2001	1,602,535
2,300,000		Milwaukee, WI (Series 1997), 4.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2001	2,300,000
1,000,000		New Berlin, WI (Series 1997A), Weekly VRDNs (Sunraider LLC/New Berlin Plastics, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,000,000
1,400,000		Omro, WI School District, 4.875% TRANs, 9/28/2001	1,402,409
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--continued
$4,080,000		Sussex, WI IDB, (Series 2000), Weekly VRDNs (Sharp Packaging Systems, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	$4,080,000
4,800,000		Village of Deforest, 4.85% BANs, 12/1/2001	4,803,463
2,800,000		Westby, WI Area School District, 5.00% TRANs, 11/1/2001	2,805,933

		TOTAL	30,252,547

		Wyoming--1.4%
7,500,000		Campbell County, WY, Two Elk Power Generation Station (Series 2000), 4.60% TOBs (Bayerische Landesbank Girozentrale) 12/3/2001	7,500,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$548,906,468

Securities that are subject to alternative minimum tax represent 76.6% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service Inc., or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
94.8%	5.2%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At January 31, 2001, these securities amounted to $38,480,000 which represents 7.0% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($551,446,520) at January 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDRB(s)	--Economic Development Revenue Bond(s)
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCFA	--Pollution Control Financing Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax Exempt Receipts
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Prime Cash Obligations Fund

January 31, 2001 (unaudited)

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--8.5%
	Banking--8.5%
$1,000,000	ABN AMRO Bank N.V., Amsterdam, 6.780%, 3/20/2001	$999,951
125,000,000	Abbey National Bank PLC, London, 5.390%, 1/16/2002	125,011,491
50,000,000	Bank of Nova Scotia, Toronto, 6.880%, 4/3/2001	49,997,625
50,000,000	Bank of Scotland, Edinburgh, 5.340%, 7/11/2001	50,000,000
50,000,000	Barclays Bank PLC, 5.530%, 4/10/2001	50,000,466
6,000,000	Bayerische Landesbank Girozentrale, 6.870%, 4/3/2001	5,999,719
3,000,000	Commerzbank AG, Frankfurt, 7.150%, 6/29/2001	2,999,425
10,000,000	Credit Agricole Indosuez, 6.870%, 3/28/2001	9,999,572
10,000,000	Deutsche Bank AG, 6.700%, 2/5/2001	9,999,948
20,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 5.450%, 7/9/2001	20,000,000
10,000,000	Michigan National Bank, Farmington Hills, 6.900%, 4/3/2001	9,999,683
60,200,000	Svenska Handelsbanken, Stockholm, 6.765% - 7.120%, 3/22/2001 - 5/4/2001	60,196,498
50,000,000	Toronto Dominion Bank, 5.800%, 4/5/2001	50,001,294
10,000,000	UBS AG, 6.950%, 5/2/2001	9,999,767
75,000,000	Westdeutsche Landesbank Girozentrale, 5.600%, 4/9/2001	75,005,959

	TOTAL CERTIFICATES OF DEPOSIT	530,211,398

	TIME DEPOSIT--1.6%
	Banking--1.6%
100,000,000	Bayerische Hypotheken-und Vereinsbank AG, 5.687%, 2/1/2001	100,000,000

	COLLATERALIZED LOANS--2.4%
	Brokerage--2.4%
150,000,000	Salomon Brothers, Inc., 5.810% - 5.910%, 2/1/2001	150,000,000

	COMMERCIAL PAPER--44.5%[1]
	Banking--16.2%
85,000,000	ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank N.V., Amsterdam), 5.330%, 7/18/2001	82,898,351
108,522,000	Barton Capital Corp., 5.910%, 2/14/2001	108,290,396
41,000,000	Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank AG), 5.200% - 6.510%, 2/12/2001 - 7/9/2001	40,397,618
17,612,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati SA), 5.680% - 6.000%, 4/4/2001 - 6/15/2001	17,250,043
180,000,000	Greenwich Funding Corp., (Credit Suisse First Boston SA), 5.820% - 5.900%, 2/5/2001 - 2/22/2001	179,729,875
148,308,000	Market Street Funding Corp., (PNC Bank, N.A. SA), 5.750%, 2/21/2001	147,834,238
125,000,000	Park Avenue Receivables Corp., 5.830% - 5.880%, 2/9/2001	124,837,500
Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Banking--continued
$48,000,000	Royal Bank of Canada, Montreal, 6.290%, 3/1/2001	$47,765,173
48,000,000	Svenska Handelsbanken, Inc., (Guaranteed by Svenska Handelsbanken, Stockholm), 5.180%, 7/9/2001	46,908,747
75,000,000	Toronto Dominion Holdings (USA), Inc., (Guaranteed by Toronto Dominion Bank), 6.490%, 2/9/2001	74,891,833
42,000,000	UBS Finance (Delaware), Inc., (UBS AG LOC), 6.500%, 2/9/2001	41,939,333
100,000,000	Variable Funding Capital Corp., 5.430% - 5.910%, 2/22/2001 - 4/20/2001	99,239,375

	TOTAL	1,011,982,482

	Brokerage--2.3%
125,000,000	Credit Suisse First Boston, Inc., 5.450% - 6.480%, 3/20/2001 - 4/9/2001	123,858,347
20,000,000	Goldman Sachs Group, Inc., 6.500%, 2/20/2001	19,931,389

	TOTAL	143,789,736

	Consumer Products--0.8%
50,000,000	Diageo Capital PLC, (Guaranteed by Diageo PLC), 5.790%, 6/20/2001	48,882,208

	Electric Power--0.0%
3,045,000	Southern Electric Generating Co., 5.620%, 4/10/2001	3,012,676

	Finance - Commercial--6.3%
30,000,000	Asset Securitization Cooperative Corp., 5.420%, 4/27/2001	29,616,083
85,000,000	Compass Securitization LLC, 5.500% - 6.550%, 2/2/2001 - 4/10/2001	84,661,033
272,725,000	Falcon Asset Securitization Corp., 5.750% - 6.490%, 2/7/2001 - 3/2/2001	271,977,706
10,000,000	General Electric Capital Corp., 6.500%, 3/2/2001	9,947,639

	TOTAL	396,202,461

	Finance - Retail--7.2%
165,000,000	Amsterdam Funding Corp., 5.820% - 5.830%, 2/6/2001 - 2/9/2001	164,842,236
64,000,000	Associates Corp. of North America, 6.525% - 6.545%, 2/2/2001 - 2/16/2001	63,889,113
50,000,000	Edison Asset Securitization LLC, 5.510%, 4/12/2001	49,464,306
20,000,000	Norwest Financial, Inc., 6.335%, 8/13/2001	19,320,747
75,000,000	Receivables Capital Corp., 5.930%, 2/15/2001	74,827,042
75,000,000	Windmill Funding Corp., 5.830%, 2/8/2001	74,914,979

	TOTAL	447,258,423

	Finance - Securities--6.5%
49,500,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 5.350% - 6.500%, 3/12/2001 - 7/17/2001	48,543,279
220,000,000	Galaxy Funding, Inc., 5.820% - 6.560%, 2/16/2001 - 5/7/2001	217,492,980
140,226,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.940% - 6.500%, 3/8/2001 - 6/29/2001	138,092,339

	TOTAL	404,128,598

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Insurance--5.2%
$75,000,000	Aspen Funding Corp., 5.460%, 4/10/2001	$74,226,500
98,800,000	CXC, Inc., 5.500% - 5.830%, 2/6/2001 - 4/6/2001	98,271,597
150,000,000	Sheffield Receivables Corp., 5.900% - 6.540%, 2/2/2001 - 2/13/2001	149,794,250

	TOTAL	322,292,347

	TOTAL COMMERCIAL PAPER	2,777,548,931

	CORPORATE BONDS--0.3%
	Finance - Commercial--0.3%
20,000,000	CIT Group, Inc., 6.750%, 5/14/2001	20,049,355

	SHORT-TERM NOTES--7.7%
	Banking--0.1%
10,000,000	Huntington National Bank, Columbus, OH, 6.891%, 2/4/2002	10,005,723

	Brokerage--2.5%
155,000,000	Goldman Sachs Group, Inc., 5.594% - 6.660%, 2/5/2001 - 8/17/2001	155,000,000

	Finance - Automotive--0.7%
45,000,000	Ford Credit Auto Owner Trust 2000-A, Class A2, 6.688%, 8/15/2001	45,000,000

	Finance - Equipment--0.3%
3,464,264	CIT Equipment Collateral 2000-1, Class A1, 6.723%, 5/21/2001	3,464,307
1,732,172	Copelco Capital Funding LLC, (Series 2000-A), Class A-1, 6.507%, 5/14/2001	1,732,173
11,257,750	Navistar Financial Corp. Owner Trust 2000-B, Class A-1, 6.730%, 11/15/2001	11,257,751

	TOTAL	16,454,231

	Finance - Retail--0.6%
36,000,000	Associates Corp. of North America, (Guaranteed by Citicorp), 6.680%, 6/14/2001	36,016,540

	Finance - Securities--3.2%
65,100,000	Beta Finance, Inc., 6.930% - 7.240%, 5/8/2001 - 9/8/2001	65,100,000
134,900,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.400% - 7.125%, 2/28/2001 - 1/17/2002	134,900,000

	TOTAL	200,000,000

	Insurance--0.3%
7,814,625	Americredit Automobile Receivables Trust 2000-C, Class A-1, (Insured by FSA), 6.728%, 9/7/2001	7,814,625
11,508,404	WFS Financial Owner Trust 2000-C, Class A-1, (Insured by FSA), 6.841%, 8/20/2001	11,508,404

	TOTAL	19,323,029

	TOTAL SHORT-TERM NOTES	481,799,523

Principal Amount		Value
	BANK NOTES--1.6%
	Banking--1.6%
$19,000,000	Bank One, Illinois, N.A., 6.700% - 6.790%, 2/1/2001 - 3/12/2001	$19,000,000
79,000,000	Bank of America, N.A., 6.750% - 6.820%, 2/1/2001 - 2/5/2001	79,000,000

	TOTAL BANK NOTES	98,000,000

	LOAN PARTICIPATION--5.5%
	Chemicals--0.6%
36,000,000	DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 6.150% - 6.390%, 3/30/2001 - 6/29/2001	36,000,000

	Electrical Equipment--0.3%
16,700,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 6.807%, 5/17/2001	16,700,000

	Finance - Automotive--3.5%
220,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.100% - 6.665%, 2/1/2001 - 7/3/2001	220,000,000

	Oil & Oil Finance--1.1%
67,000,000	Amoco Energy Company of Trinidad and Tobago, (Guaranteed by BP Amoco Corp.), 5.400% - 6.650%, 5/17/2001 - 7/18/2001	67,000,000

	TOTAL LOAN PARTICIPATION	339,700,000

	NOTES - VARIABLE--22.4%[2]
	Banking--10.1%
3,000,000	6380 Brackbill Associates, LP, (Series 2000), (Allfirst LOC), 5.790%, 2/2/2001	3,000,000
25,000,000	Abbey National Treasury Services PLC, (Guaranteed by Abbey National Bank PLC, London), 5.862%, 2/15/2001	24,992,850
2,000,000	Albuquerque, NM, (Series 1997), El Canto, Inc., (Norwest Bank, Minnesota, N.A. LOC), 5.990%, 2/1/2001	2,000,000
50,000,000	Bayerische Landesbank Girozentrale, 6.488%, 2/2/2001	49,990,860
1,275,000	Beech Grove, IN, (Series 1997), Poster Display Co. Project, (Bank One, Indiana, N.A. LOC), 5.900%, 2/1/2001	1,275,000
6,000,000	Bing Steel Management, Inc., (Series 2000), (Michigan National Bank, Farmington Hills LOC), 5.725%, 2/7/2001	6,000,000
1,745,000	C.W. Caldwell, Inc., Sweetbriar Assisted Living Facility, Project, (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	1,745,000
4,700,000	Capital One Funding Corp., (Series 1993-A), (Bank One, N.A. (Ohio) LOC), 5.850%, 2/1/2001	4,700,000
2,795,000	Casna LP, (Series 1997), (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	2,795,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$9,360,000	Cedarville College Ohio, (Series 1998), (KeyBank, N.A. LOC), 5.800%, 2/1/2001	$9,360,000
4,250,000	Charapp Family LP, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	4,250,000
10,215,000	Charlotte Christian School, (Series 1999), (Wachovia Bank of NC, N.A. LOC), 5.630%, 2/7/2001	10,215,000
4,490,000	Chartiers Valley, PA, Industrial & Commercial Development Authority, Woodhaven Convalescent Center, (Series 1997-B), (Bank One, N.A. (Ohio) LOC), 5.730%, 2/1/2001	4,490,000
1,410,000	Children's Defense Fund, (Allfirst LOC), 5.790%, 2/6/2001	1,410,000
30,000,000	Comerica Bank, 6.030%, 2/7/2001	30,000,000
39,000,000	Commerzbank AG, Frankfurt, 5.676%, 2/24/2001	38,995,820
5,000,000	Destin Water Users, Inc., (AmSouth Bank N.A., Birmingham LOC), 5.735%, 2/1/2001	5,000,000
1,000,000	Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.780%, 2/1/2001	1,000,000
4,000,000	Excel Mining Systems, Inc., (Series 2001), (Australia & New Zealand Banking Group, Melbourne LOC), 6.010%, 2/1/2001	4,000,000
47,000,000	First Union National Bank, Charlotte, NC, 6.050% - 6.180%, 2/1/2001	47,012,811
850,000	Flowform, Inc., (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	850,000
3,847,000	Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst LOC), 5.790%, 2/2/2001	3,847,000
6,360,000	Franklin County, OH, Edison Welding, (Series 1995), (Huntington National Bank, Columbus, OH LOC), 5.730%, 2/1/2001	6,360,000
1,200,000	Fredricksburg, VA IDA, (SunTrust Bank LOC), 6.050%, 2/7/2001	1,200,000
1,715,000	Galasso Materials, LLC and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 5.800%, 2/1/2001	1,715,000
8,000,000	Gannett Fleming, Inc., (Series 2001), (Allfirst LOC), 5.790%, 2/2/2001	8,000,000
3,930,000	Georgia Ports Authority, Colonel's Island Terminal Project, (Series 1996-A), Revenue Bonds, (SunTrust Bank, Atlanta LOC), 6.000%, 2/7/2001	3,930,000
1,345,000	Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	1,345,000
1,355,000	Gettysburg Area IDA, Hanover Lantern, Inc. Project, (Series 1998-B), (Allfirst LOC), 5.790%, 2/7/2001	1,355,000
10,400,000	Home City Ice Co. & H.C. Transport, (Series 2000), (Firstar Bank, N.A. LOC), 5.820%, 2/1/2001	10,400,000
7,350,000	IT Spring Wire LLC, (Series 1997), (Fifth Third Bank, Cincinnati LOC), 5.790%, 2/1/2001	7,350,000
3,393,000	International Processing Corp., (Bank One, Kentucky LOC), 5.900%, 2/1/2001	3,393,000
8,500,000	KinderCare Learning Centers, Inc., (Series B), (Chase Manhattan Bank N.A., New York LOC), 5.450%, 2/7/2001	8,500,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$1,870,000	Kit Carson County, CO, Midwest Farms LLC Project, (Norwest Bank Minnesota, N.A. LOC), 5.850%, 2/7/2001	$1,870,000
6,000,000	La Verne CA, IDA, Mobile Tool International, Inc. Project, (Series 1998-B), (Fleet Bank N.A. LOC), 5.870%, 2/1/2001	6,000,000
2,950,000	Lincoln Park Associates LP, (Bank One, N.A. LOC), 5.780%, 2/1/2001	2,950,000
46,594,120	Liquid Asset Backed Securities Trust, (Series 1997-1), (Westdeutsche Landesbank Girozentrale Swap Agreement), 5.899%, 2/19/2001	46,594,120
5,000,000	Los Angeles, CA, MERLOTS, (Series 2000A), (H&H Theatre), (Guaranteed by First Union National Bank, Charlotte, NC), 5.670%, 2/7/2001	5,000,000
32,145,000	M/S Land, LLC, (Bank One, Illinois, N.A. LOC), 5.950%, 2/1/2001	32,145,000
4,000,000	MBE Investment Co. LLC, EH Investment Company, (Series 2000 A), (Michigan National Bank, Farmington Hills LOC), 5.800%, 2/1/2001	4,000,000
5,900,000	MMR Funding I, (Series A), (Bayerische Hypotheken-und Vereinsbank AG LOC), 5.850%, 2/1/2001	5,900,000
30,000,000	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 6.534%, 3/27/2001	30,000,000
4,375,000	Maryland EDC, Human Genome Sciences, (Series 1999A), (Allfirst LOC), 5.790%, 2/6/2001	4,375,000
13,125,000	Maryland EDC, Human Genome Sciences, (Series 1999B), (First Union National Bank, Charlotte, NC LOC), 5.790%, 2/6/2001	13,125,000
4,640,000	Medilodge Group, Meadowbrook Project, (KeyBank, N.A. LOC), 5.764%, 2/1/2001	4,640,000
1,280,000	Michigan State Housing Development Authority, (Series 1999B), Lexington Place Apartments, (Bank of America, N.A. LOC), 6.000%, 2/1/2001	1,280,000
2,870,000	New Berlin, WI, Sunraider LLC, (Series 1997B), (Bank One, Wisconsin, N.A. LOC), 5.730%, 2/1/2001	2,870,000
3,900,000	New Jersey EDA, Morey Organization, Inc. Project, (Series 1997), (First Union National Bank, Charlotte, NC LOC), 5.730%, 2/7/2001	3,900,000
2,565,000	New Jersey EDA, Pheonix Realty Partners, (First Union National Bank, Charlotte, NC LOC), 5.730%, 2/7/2001	2,565,000
8,380,000	O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.780%, 2/1/2001	8,380,000
3,280,000	Oakwoods Master LP, (Series 1997), (AmSouth Bank N.A., Birmingham LOC), 5.740%, 2/1/2001	3,280,000
4,750,000	P.C.I. Paper Conversions, Inc., (Series 2000), (KeyBank, N.A. LOC), 5.800%, 2/1/2001	4,750,000
925,000	Poseyville, IN, North American Green, (Series 1999), (Fifth Third Bank, Cincinnati LOC), 5.740%, 2/1/2001	925,000
3,567,000	Primex Funding Corp., (Series 1997-A), (Bank One, Indiana, N.A. LOC), 5.850%, 2/1/2001	3,567,000
854,396	Rabobank Optional Redemption Trust, (Series 1997-101), 5.741%, 4/19/2001	854,396
15,000,000	SMM Trust, (Series 2000-B), Class A-1, (Morgan Guaranty Trust Co., New York Swap Agreement), 6.580%, 3/13/2001	15,000,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$1,699,000	Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 5.900%, 2/1/2001	$1,699,000
8,500,000	Seeber USA, LLP, (Series 2000), (Commerzbank AG, Frankfurt LOC), 5.680%, 2/7/2001	8,500,000
3,630,000	Solon Properties, LLC, (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	3,630,000
2,030,000	Spitzer Group, (Series 1998-C), (Bank One, N.A. (Ohio) LOC), 5.730%, 2/1/2001	2,030,000
1,045,000	TDB Realty, Ltd., (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	1,045,000
1,800,000	Tallahassee-Leon County Civic Center Authority, (Series 1998-C), (SunTrust Bank LOC), 6.000%, 2/7/2001	1,800,000
3,195,000	Team Rahal of Pittsburgh, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	3,195,000
1,855,000	Trap Rock Industries, Inc., (Series 1997), (First Union National Bank, Charlotte, NC LOC), 5.730%, 2/7/2001	1,855,000
865,000	Triple O LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.764%, 2/1/2001	865,000
4,970,000	VLF, LLC, The Village of Lovejoy, Fountain Project, (KeyBank, N.A. LOC), 5.850%, 2/1/2001	4,970,000
2,070,000	Van Wyk Enterprises, Inc., (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	2,070,000
10,000,000	WCN Properties, Inc., (Series 2000), (Allfirst LOC), 5.790%, 2/2/2001	10,000,000
25,000,000	Wells Fargo & Co., 5.850%, 2/14/2001	25,000,000
35,000,000	Westdeutsche Landesbank Girozentrale, 5.831%, 2/17/2001	34,997,401
10,215,000	Wildcat Management Ltd., Inc., (Series 1999), (Firstar Bank, Cincinnati N.A. LOC), 5.820%, 2/1/2001	10,215,000
3,525,000	YMCA of Greater Cleveland, (Series 2000), (Fifth Third Bank of Northwestern OH LOC), 5.820%, 2/1/2001	3,525,000

	TOTAL	629,844,258

	Brokerage--3.0%
70,000,000	Merrill Lynch & Co., Inc., 5.846%, 2/12/2001	69,998,480
115,000,000	Morgan Stanley, Dean Witter & Co., 6.050%, 2/1/2001	115,000,018

	TOTAL	184,998,498

	Finance - Automotive--0.8%
53,000,000	General Motors Acceptance Corp., 6.411%, 4/2/2001	52,442,607

	Finance - Commercial--1.4%
90,000,000	CIT Group, Inc., 5.623% - 5.865%, 2/28/2001 -- 4/9/2001	90,002,596

	Finance - Equipment--0.6%
25,000,000	CIT Equipment Collateral Trust 2000-1, Class A2A, 5.826%, 2/19/2001	25,000,000
15,000,000	Copelco Capital Receivables LLC, (Series 2000-A), Class A2A, 5.901%, 2/19/2001	15,000,000

	TOTAL	40,000,000

Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Finance -- Securities--0.5%
$1,700,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.883%, 2/15/2001	$1,700,000
26,000,000	Sigma Finance, Inc., 6.789%, 2/15/2001	26,005,628

	TOTAL	27,705,628

	Government Agency--0.0%
1,000,000	Direct One Funding Corp., (Series 2000), (Sexton Properties), (Insured by FNMA), 5.810%, 2/1/2001	1,000,000

	Insurance--5.4%
24,000,000	Allstate Life Insurance Co., 6.768% - 6.961%, 2/1/2001	24,000,000
20,000,000	Anchor National Life Insurance Co., 6.905%, 3/30/2001	20,000,000
27,000,000	First Allmerica Financial Life Insurance Co., 6.904%, 2/3/2001	27,000,000
40,000,000	GE Life and Annuity Assurance Co., 6.563% - 6.836%, 2/1/2001 - 3/1/2001	40,000,000
62,400,000	Jackson National Life Insurance Co., 5.930% - 6.980%, 2/1/2001 - 4/1/2001	62,400,000
11,050,691	Liquid Asset Backed Securities Trust, (Series 1997-3), (Insured by AMBAC), 6.630%, 3/27/2001	11,050,691
20,000,000	Monumental Life Insurance Co., 6.889%, 2/1/2001	20,000,000
30,000,000	New York Life Insurance Co., 6.856%, 3/1/2001	30,000,000
24,000,000	People's Security Life Insurance Co., 6.770%, 2/2/2001	24,000,000
20,000,000	Principal Life Insurance Co., 6.886%, 3/1/2001	20,000,000
15,000,000	Protective Life Insurance Co., 6.861%, 2/1/2001	15,000,000
10,000,000	Security Life of Denver Insurance Co., 5.710%, 4/26/2001	10,000,000
25,000,000	Transamerica Occidental Life Insurance Co., 6.955%, 2/2/2001	25,000,000
10,000,000	Travelers Insurance Co., 6.836%, 3/1/2001	10,000,000

	TOTAL	338,450,691

	Telecommunications--0.6%
36,000,000	BellSouth Telecommunications, Inc., 6.558%, 2/4/2001	36,000,000

	TOTAL NOTES - VARIABLE	1,400,444,278

Principal Amount		Value
	REPURCHASE AGREEMENTS--5.5%[3]
	Brokerage--5.5%
$34,997,000	First Boston, Inc., 5.760%, dated 1/31/2001, due 2/1/2001	$34,997,000
75,000,000	Goldman Sachs Group, LP, 5.650%, dated 1/31/2001, due 2/1/2001	75,000,000
100,000,000	Goldman Sachs Group, LP, 5.800%, dated 1/31/2001, due 2/1/2001	100,000,000
56,883,000	Morgan Stanley Group, Inc., 5.650%, dated 1/31/2001, due 2/1/2001	56,883,000
75,000,000	Warburg Dillon Reed LLC, 5.770%, dated 1/31/2001, due 2/1/2001	75,000,000

	TOTAL REPURCHASE AGREEMENTS	341,880,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$6,239,633,485

1 Each issue shows the rate of discount at the time of purchase for discount issues or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($6,242,523,488) at January 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
EDC	--Economic Development Commission
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts-Liquidity Optional Tender Series
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Portfolio of Investments
Prime Value Obligations Fund

January 31, 2001 (unaudited)

Principal Amount		Value
	CERTIFICATES OF DEPOSIT--8.0%
	Banking--8.0%
$20,000,000	ABN AMRO Bank N.V., Amsterdam, 6.780%, 3/20/2001	$19,999,028
6,000,000	Bank of Nova Scotia, Toronto, 6.880%, 4/30/2001	5,999,726
50,000,000	Barclays Bank PLC, 5.530%, 4/10/2001	50,000,466
29,000,000	Bayerische Landesbank Girozentrale, 5.400%, 1/16/2002	29,002,666
1,300,000	Commerzbank AG, Frankfurt, 7.150%, 6/29/2001	1,299,751
88,800,000	Svenska Handelsbanken, Stockholm, 6.765% - 6.940%, 3/22/2001 - 5/2/2001	88,796,272
150,000,000	Toronto Dominion Bank, 5.610% - 5.800%, 4/5/2001 - 4/9/2001	150,000,863
5,000,000	UBS AG, 6.950%, 5/2/2001	4,999,883
50,000,000	Westdeutsche Landesbank Girozentrale, 7.160% - 7.260%, 5/8/2001 - 5/9/2001	50,021,633
22,000,000	Westpac Banking Corp. Ltd., Sydney, 6.750%, 4/17/2001	21,999,150

	TOTAL CERTIFICATES OF DEPOSIT	422,119,438

	COLLATERALIZED LOANS--5.3%
	Brokerage--5.3%
130,000,000	Goldman Sachs Group, LP, 5.830% - 5.910%, 2/1/2001	130,000,000
150,000,000	Salomon Brothers, Inc., 5.910%, 2/1/2001	150,000,000

	TOTAL COLLATERALIZED LOANS	280,000,000

	COMMERCIAL PAPER--40.4%[1]
	Aerospace/Auto--0.0%
1,226,000	Visteon Corp., 7.400%, 2/1/2001	1,226,000

	Banking--8.9%
25,000,000	Banco Santander Central Hispano, S.A., 5.230%, 7/23/2001	24,375,306
25,000,000	Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank AG), 5.200%, 7/9/2001	24,429,444
64,642,000	Gotham Funding Corp., 5.800% - 6.470%, 2/5/2001 - 2/22/2001	64,530,248
125,000,000	Greenwich Funding Corp., 5.820%, 2/5/2001	124,919,167
132,814,000	Market Street Funding Corp., (PNC Bank, N.A. LOC), 5.750%, 2/21/2001	132,389,733
18,833,000	Old Slip Funding Corp., 5.550%, 3/1/2001	18,751,704
25,000,000	Park Avenue Receivables Corp., 5.830%, 2/9/2001	24,967,611
52,000,000	Royal Bank of Canada, Montreal, 6.290%, 3/1/2001	51,745,604

	TOTAL	466,108,817

	Brokerage--1.3%
65,000,000	Credit Suisse First Boston, Inc., 5.450% - 6.480%, 3/20/2001 - 4/9/2001	64,374,362
5,000,000	Goldman Sachs Group, Inc., 6.500%, 2/20/2001	4,982,847

	TOTAL	69,357,209

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Electric Power--1.0%
$54,280,000	Southern Electric Generating Co. (SEGCO), 5.580% - 6.560%, 2/9/2001 - 4/10/2001	$54,121,169

	Finance -- Commercial--5.7%
20,000,000	Asset Securitization Cooperative Corp., 5.420%, 4/27/2001	19,744,056
50,000,000	CIT Group, Inc., 6.520%, 2/6/2001	49,954,722
125,305,000	Compass Securitization LLC, 5.820% - 6.550%, 2/6/2001 - 2/22/2001	125,077,460
106,277,000	Falcon Asset Securitization Corp., 5.750% - 5.820%, 2/15/2001 - 2/20/2001	106,005,900

	TOTAL	300,782,138

	Finance - Retail--10.1%
135,000,000	Amsterdam Funding Corp., 5.820% - 6.420%, 2/2/2001 - 2/7/2001	134,936,342
25,000,000	Associates Corp. of North America, 6.470%, 2/14/2001	24,941,590
56,885,000	Edison Asset Securitization LLC, 5.510%, 4/12/2001	56,275,540
45,000,000	NORWEST Financial, Inc., 6.335%, 8/13/2001	43,471,681
50,000,000	Sheffield Receivables Corp., 5.820%, 2/5/2001	49,967,667
225,000,000	Windmill Funding Corp., 5.820% - 5.830%, 2/5/2001 - 2/8/2001	224,769,285

	TOTAL	534,362,105

	Finance -- Securities--7.3%
247,000,000	Galaxy Funding, Inc., 5.820% - 6.550%, 2/16/2001 - 4/27/2001	244,920,455
141,890,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 5.730% - 6.500%, 3/8/2001 - 7/13/2001	139,555,208

	TOTAL	384,475,663

	Food & Beverage--0.1%
5,000,000	General Mills, Inc., 6.250%, 2/8/2001	4,993,924

	Forest Products--1.9%
53,135,000	International Paper Co., 6.200% - 7.020%, 2/5/2001 - 2/23/2001	52,988,244
1,200,000	Temple-Inland, Inc., 7.000%, 2/6/2001	1,198,833
46,053,000	Westvaco Corp., 6.000% - 7.350%, 2/7/2001 - 3/12/2001	45,797,373

	TOTAL	99,984,450

	Homebuilding--0.4%
20,000,000	Centex Corp., 6.150%, 2/5/2001 - 2/8/2001	19,983,258

	Industrial Products--0.2%
12,000,000	Praxair, Inc., 5.950%, 2/8/2001	11,986,117

	Insurance--1.7%
40,000,000	Aspen Funding Corp., 5.460%, 4/10/2001	39,587,467
50,000,000	CXC, Inc., 5.500%, 4/6/2001	49,511,111

	TOTAL	89,098,578

	Retail--0.5%
27,382,000	Safeway, Inc., 6.000% - 7.050%, 2/1/2001 - 2/21/2001	27,347,707

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Telecommunications--0.4%
$20,200,000	MCI Worldcom, Inc., 6.950%, 2/13/2001	$20,153,203

	Transportation--0.9%
46,353,000	FDX Corp., 6.050% - 6.440%, 2/8/2001 - 2/21/2001	46,260,573

	TOTAL COMMERCIAL PAPER	2,130,240,911

	SHORT-TERM NOTES--8.7%
	Banking--2.0%
5,800,000	Bank One, Illinois, N.A., 6.700% - 6.790%, 2/1/2001 - 3/13/2001	5,800,000
98,100,000	Bank of America, N.A., 6.710% - 6.820%, 2/1/2001 - 4/2/2001	98,100,000

	TOTAL	103,900,000

	Brokerage--1.2%
65,000,000	Goldman Sachs Group, Inc., 5.594% - 6.660%, 2/5/2001 - 8/17/2001	65,000,000

	Finance - Automotive--1.6%
11,645,574	AmSouth Auto Trust 2000-1, Class A-1, 6.745%, 11/15/2001	11,645,574
7,794,193	Associates Automobile Receivables Trust 2000-1, Class A-1, 6.854%, 6/15/2001	7,794,193
2,257,660	Chevy Chase Auto Receivables Trust 2000-1, Class A-1, 6.870%, 7/12/2001	2,257,660
40,000,000	Ford Credit Auto Owner Trust 2000-G, Class A-2, 6.688%, 8/15/2001	40,000,000
13,691,632	Honda Auto Receivables 2000-1 Owner Trust, Class A-1, 6.711%, 11/15/2001	13,691,632
7,862,530	Nissan Auto Receivables 2000-C Owner Trust, Class A-1, 6.700%, 11/15/2001	7,862,530

	TOTAL	83,251,589

	Finance - Equipment--0.0%
1,732,132	CIT Equipment Collateral Trust, (Series 2000-1), Class A-1, 6.723%, 5/21/2001	1,732,156

	Finance - Securities--2.2%
55,900,000	Beta Finance, Inc., 6.660% -- 7.200%, 6/28/2001 -- 11/15/2001	55,899,135
59,000,000	Sigma Finance, Inc., 6.780% - 7.125%, 2/28/2001 -- 8/10/2001	59,000,000

	TOTAL	114,899,135

	Insurance--1.7%
50,000,000	Americredit Automobile Receivables Trust, (Series 2001-A), Class A1, (Insured by FSA), 5.532%, 2/12/2002	50,000,000
9,724,370	Continental Auto Receivables Owner Trust, (Series 2000-B), Class A, (Insured by MBIA), 6.720%, 11/15/2001	9,724,370
7,681,167	Long Beach Acceptance Auto Receivables Trust, (Series 2000-2), Class A-1, (Insured by FSA), 6.780%, 12/13/2001	7,681,167
Principal Amount		Value
	SHORT-TERM NOTES--continued
	Insurance--continued
$2,834,480	WFS Financial Owner Trust, (Series 2000-B), Class A-1, (Insured by FSA), 6.910%, 5/21/2001	$2,834,479
8,631,303	WFS Financial Owner Trust, (Series 2000-C), Class A-1, (Insured by FSA), 6.841%, 8/20/2001	8,631,303
11,017,447	WFS Financial Owner Trust, (Series 2000-D), Class A-1, (Insured by FSA), 6.698%, 10/20/2001	11,017,447

	TOTAL	89,888,766

	TOTAL SHORT-TERM NOTES	458,671,646

	LOAN PARTICIPATION--4.3%
	Chemicals--0.5%
24,000,000	DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 6.150%, 6/29/2001	24,000,000

	Electrical Equipment--0.2%
12,100,000	Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 6.807%, 5/17/2001	12,100,000

	Finance - Automotive--3.3%
75,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 5.780% - 6.551%, 2/1/2001 - 2/22/2001	75,000,000
100,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.100%, 7/3/2001	100,000,000

	TOTAL	175,000,000

	Oil & Oil Finance--0.3%
13,000,000	Amoco Energy Company of Trinidad and Tobago, (Guaranteed by BP Amoco Corp.), 5.400%, 7/18/2001	13,000,000

	TOTAL LOAN PARTICIPATION	224,100,000

	NOTES - VARIABLE--27.3%[2]
	Banking--14.5%
5,500,000	35 North Fourth St. Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	5,500,000
25,000,000	Abbey National Treasury Services PLC, (Guaranteed by Abbey National Bank PLC, London), 5.862%, 2/15/2001	24,992,850
890,000	Alabama State IDA, Nichols Research Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 5.770%, 2/2/2001	890,000
1,185,000	American Health Care Centers Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 5.870%, 2/1/2001	1,185,000
8,800,000	Anchor Holdings LLC, (Series 2000), (Firstar Bank, N.A. LOC), 5.820%, 2/1/2001	8,800,000
12,360,000	Bartlett, IL, Bartlett Quarry Redevelopment Project, (Series 2000), (Lasalle Bank, N.A. LOC), 5.540%, 2/7/2001	12,360,000
25,000,000	Bayerische Landesbank Girozentrale, 6.488%, 2/2/2001	24,995,430
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$15,875,000	Beverly Hills Nursing Center, Inc., Medilodge Project, (Series 1996), (KeyBank, N.A. LOC), 5.764%, 2/1/2001	$15,875,000
1,490,000	Bissett,William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	1,490,000
7,850,000	Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 5.820%, 2/2/2001	7,850,000
6,535,000	Briarwood LP, (Series 1999), (Bank One, N.A. (Ohio) LOC), 5.840%, 2/1/2001	6,535,000
1,570,000	Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 5.764%, 2/1/2001	1,570,000
9,134,000	Capital One Funding Corp., (Series 1999-B), (Bank One, N.A. (Ohio) LOC), 5.850%, 2/1/2001	9,134,000
320,000	Carmel, IN, Telamon Corp., (Series 1996-C), (Huntington National Bank, Columbus, OH LOC), 5.814%, 2/1/2001	320,000
890,000	Carmel, IN, Telamon Corp., (Series A), (Huntington National Bank, Columbus, OH LOC), 5.814%, 2/1/2001	890,000
950,000	Carmel, IN, Telamon Corp., (Series B), (Huntington National Bank, Columbus, OH LOC), 5.814%, 2/1/2001	950,000
865,000	Colorado Health Facilities Authority, (Series B), (Bank One, Colorado LOC), 5.780%, 2/1/2001	865,000
5,000,000	Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 5.815%, 2/1/2001	5,000,000
130,000,000	Comerica Bank, 5.859% - 6.030%, 2/7/2001 - 2/19/2001	129,991,686
36,000,000	Commerzbank AG, Frankfurt, 5.676%, 2/24/2001	35,996,141
1,785,000	Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	1,785,000
7,300,000	Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	7,300,000
4,925,000	DLR Investments, Inc., (Series 2000), Ripley Crossing Project, (Bank One, Indiana, N.A. LOC), 5.840%, 2/1/2001	4,925,000
4,875,000	Damascus-Bishop Tube Co., (Series 1998 A), (National City, Pennsylvania LOC), 5.790%, 2/1/2001	4,875,000
5,685,000	Dellridge Care Center LP, (Series 1997), (Allfirst LOC), 5.790%, 2/6/2001	5,685,000
8,450,000	Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.780%, 2/1/2001	8,450,000
9,035,000	ERC Real Estate LLC, (KeyBank, N.A. LOC), 5.800%, 2/1/2001	9,035,000
31,000,000	First Union National Bank, Charlotte, NC, 6.050% - 6.180%, 2/1/2001	31,007,687
3,847,000	Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst LOC), 5.790%, 2/2/2001	3,847,000
10,805,000	Georgetown, KY Educational Institution, (Series 1997-A), (Bank One, Kentucky LOC), 5.900%, 2/1/2001	10,805,000
5,595,000	Gesmundo & Associates, Inc., (Series A), (National City Bank, Michigan/Illinois LOC), 5.760%, 2/1/2001	5,595,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$5,000,000	Greene County Development Authority, Reynolds Lodge, LLC, (Series 2000A), (Firstar Bank, N.A. LOC), 6.050%, 2/7/2001	$5,000,000
5,000,000	Gulf Coast, TX IDA, Nisseki Chemical Texas, Inc., (Series 1998), (Bank of Tokyo-Mitsubishi Ltd. LOC), 6.200%, 2/1/2001	5,000,000
9,975,000	Healthcare Funding LLC, (Series 1999 A), (National City Bank, Michigan/Illinois LOC), 5.760%, 2/1/2001	9,975,000
9,830,000	Healthcare Network Properties LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 5.760%, 2/1/2001	9,830,000
3,800,000	Indian Hills Country Club, (Series 2000), (AmSouth Bank N.A., Birmingham LOC), 5.831%, 2/1/2001	3,800,000
3,300,000	Industrial Dimensions, Inc., (Series 1999), (Fifth Third Bank of Northwestern OH LOC), 5.780%, 2/1/2001	3,300,000
7,107,000	International Processing Corp., (Bank One, Kentucky LOC), 5.900%, 2/1/2001	7,107,000
1,475,000	J. W. Harris, Inc., (Series 1999), (Fifth Third Bank, Cincinnati LOC), 5.780%, 2/1/2001	1,475,000
975,000	James F. Taylor, (Series 1999), (SouthTrust Bank of Alabama, Birmingham LOC), 5.770%, 2/2/2001	975,000
1,500,000	Jeffersonville, IN, (Series 1997-B), Wayne Steel, Inc., (Bank One, N.A. (Ohio) LOC), 5.900%, 2/1/2001	1,500,000
5,500,000	Kenwood Country Club, Inc., (Series 1999), (Firstar Bank, N.A. LOC), 5.820%, 2/1/2001	5,500,000
360,000	La-Man Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 5.770%, 2/2/2001	360,000
4,000,000	Lake Sherwood Senior Living Center LLC, (Union Planters National Bank Memphis, TN LOC), 5.990%, 2/1/2001	4,000,000
6,900,000	Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 5.720%, 2/2/2001	6,900,000
3,115,000	Lincoln Park Associates LP, (Bank One, N.A. LOC), 5.780%, 2/1/2001	3,115,000
2,000,000	Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 5.903%, 2/15/2001	2,000,000
8,091,705	Liquid Asset Backed Securities Trust, (Series 1997-1), (Westdeutsche Landesbank Girozentrale Swap Agreement), 5.899%, 2/19/2001	8,091,705
20,000,000	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 6.534%, 3/27/2001	20,000,000
10,000,000	Maples Industries, Inc., (Regions Bank, Alabama LOC), 5.770%, 2/1/2001	10,000,000
5,000,000	Maryland IDFA, Gen-Vee, Inc. Facility, (Series 1999), (Allfirst LOC), 5.790%, 2/2/2001	5,000,000
7,850,000	McCullough Snappy Service Oil Co., Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 5.770%, 2/2/2001	7,850,000
3,200,000	Melberger, Clifford K. and Ruth B., (PNC Bank, N.A. LOC), 5.810%, 2/5/2001	3,200,000
6,110,000	Oaklawn Hospital, (Series 2000 A), (Michigan National Bank, Farmington Hills LOC), 5.725%, 2/7/2001	6,110,000
Principal Amount		Value
	NOTES-VARIABLE--continued[2]
	Banking--continued
$6,860,000	Pine Ridge Associates, Ltd., (Mellon Bank N.A., Pittsburgh LOC), 5.650%, 2/7/2001	$6,860,000
5,500,000	Quality Synthetic Rubber Co., (Series 2000), (Firstar Bank, N.A. LOC), 5.820%, 2/1/2001	5,500,000
9,245,000	Royal Wine Corp. and KFP International Ltd., (Series 1998), (KeyBank, N.A. LOC), 5.800%, 2/1/2001	9,245,000
6,805,000	Rubloff-Rockford LLC, (Series 1997), (National City Bank, Michigan/Illinois LOC), 5.820%, 2/1/2001	6,805,000
10,000,000	SMM Trust, (Series 2000-M), (Morgan Guaranty Trust Co., New York Swap Agreement), 6.580%, 3/13/2001	10,000,000
50,000,000	SMM Trust, (Series 2000-E), Class A-1, (Morgan Guaranty Trust Co., New York Swap Agreement), 5.903%, 2/14/2001	50,000,000
930,000	Sandridge Food Corp., (Bank One, N.A. (Ohio) LOC), 5.900%, 2/1/2001	930,000
14,815,000	Scranton Times LP, (Series 1997), (PNC Bank, N.A. LOC), 5.560%, 2/5/2001	14,815,000
2,595,000	Solon, OH, Schneps Family LP, (Bank One, Ohio N.A. LOC), 5.850%, 2/1/2001	2,595,000
6,480,000	Southern Coil Processing, Inc., (Series 1996-A), (AmSouth Bank N.A., Birmingham LOC), 5.820%, 2/1/2001	6,480,000
1,750,000	Team Rahal, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	1,750,000
1,600,000	Team Rahal of Mechanicsburg, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 5.714%, 2/1/2001	1,600,000
7,300,000	Tift County, GA Development Authority, Chickasha of Georgia Project, (Series 1997), (Bank of Tokyo-Mitsubishi Ltd. LOC), 6.000%, 2/7/2001	7,300,000
15,000,000	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 6.598%, 3/18/2001	15,000,000
1,700,000	Village Green Finance Co., LLC, (Series 1997), (Wachovia Bank of NC, N.A. LOC), 5.630%, 2/7/2001	1,700,000
1,086,000	Vista Funding Corp., (Series 1995-A), (Firstar Bank, N.A. LOC), 5.850%, 2/1/2001	1,086,000
25,000,000	Wells Fargo & Co., 5.850%, 2/14/2001	25,000,000
7,000,000	West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (Chase Manhattan Bank, New York LOC), 5.790%, 2/1/2001	7,000,000
68,800,000	Westdeutsche Landesbank Girozentrale, 5.831%, 2/17/2001	68,794,891

	TOTAL	761,049,390

	Brokerage--2.8%
44,400,000	Merrill Lynch & Co., Inc., 5.846%, 2/12/2001	44,399,036
105,000,000	Morgan Stanley, Dean Witter & Co., 6.050%, 2/1/2001	105,000,023

	TOTAL	149,399,059

	Finance - Automotive--0.9%
50,000,000	General Motors Acceptance Corp., 6.411% - 6.420%, 2/1/2001 -- 4/2/2001	49,713,221

Principal Amount or Shares		Value
	NOTES - VARIABLE--continued[2]
	Finance - Commercial--1.2%
$65,000,000	CIT Group, Inc., 5.623% - 5.865%, 2/28/2001 - 4/9/2001	$65,032,917

	Finance - Retail--0.2%
8,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 6.439%, 2/15/2001	8,000,000

	Finance - Securities--0.9%
24,000,000	Beta Finance, Inc., 6.100%, 2/1/2001	24,000,000
24,000,000	Sigma Finance, Inc., 5.716%, 4/15/2001	23,998,363

	TOTAL	47,998,363

	Government Agency--0.1%
5,120,000	Acton Assisited Living, LLC, (Series 2000), (Federal Home Loan Bank of Pittsburgh LOC), 5.730%, 2/1/2001	5,120,000

	Insurance--6.1%
12,000,000	Allstate Life Insurance Co., 6.961%, 2/1/2001	12,000,000
22,500,000	First Allmerica Financial Life Insurance Co., 6.904%, 2/3/2001	22,500,000
80,000,000	GE Life and Annuity Assurance Co., 6.140% - 6.836%, 2/1/2001 -- 3/1/2001	80,000,000
30,000,000	Jackson National Life Insurance Co., 5.930% - 6.945%, 2/1/2001 -- 4/2/2001	30,000,000
6,630,415	Liquid Asset Backed Securities Trust, (Series 1997-3), (Guaranteed by AMBAC), 6.630%, 3/27/2001	6,630,415
10,000,000	Monumental Life Insurance Co., 6.889%, 2/28/2001	10,000,000
15,000,000	New York Life Insurance Co., 6.856%, 3/1/2001	15,000,000
25,000,000	People's Securities Life Insurance Co., 6.770%, 2/2/2001	25,000,000
15,000,000	Principal Life Insurance Co., 6.886%, 3/1/2001	15,000,000
13,000,000	Protective Life Insurance Co., 6.861%, 2/1/2001	13,000,000
15,000,000	Security Life of Denver Insurance Co., 5.710%, 4/26/2001	15,000,000
25,000,000	Transamerica Occidental Life Insurance Co., 6.955%, 2/2/2001	25,000,000
50,000,000	Travelers Insurance Co., 6.836%, 3/1/2001	50,000,000

	TOTAL	319,130,415

	Telecommunications--0.6%
32,000,000	BellSouth Telecommunications, Inc., 6.558%, 2/14/2001	32,000,000

	TOTAL NOTES - VARIABLE	1,437,443,365

	INVESTMENT COMPANY--4.5%
	Asset Management--4.5%
240,000,000	Nations Cash Reserves, 2/1/2001	240,000,000

Principal Amount		Value
	REPURCHASE AGREEMENTS--2.7%[3]
$32,500,000	First Boston, Inc., 5.760%, dated 1/31/2001, due 2/1/2001	$32,500,000
30,697,000	Morgan Stanley Group, Inc., 5.650%, dated 1/31/2001, due 2/1/2001	30,697,000
78,000,000	Salomon Brothers, Inc., 5.800%, dated 1/31/2001, due 2/1/2001	78,000,000

	TOTAL REPURCHASE AGREEMENTS	141,197,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$5,333,772,360

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($5,268,702,453) at January 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance

See Notes which are an integral part of the Financial Statements

Tax-Free Obligations Fund
Portfolio of Investments

January 31, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%[1]
		Alabama--3.7%
$6,000,000		Alabama HFA, (2000 Series A), Turtle Lake Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC)	$6,000,000
3,635,000		Alabama HFA, (Series 1995 E), Weekly VRDNs (Royal Gardens Apartments)/(SouthTrust Bank of Alabama, Birmingham, AL LOC)	3,635,000
9,955,000		Alabama Space Science Exhibit Finance Authority, (Series 2001), Weekly VRDNs (Alabama Space Science Exhibit Commission)/(AmSouth Bank N.A., Birmingham LOC)	9,955,000
5,000,000		Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (FGIC INS)/(J.P. Morgan & Co., Inc. LIQ)	5,000,000
2,215,000		Anniston, AL IDB, (Series 1989-A), Weekly VRDNs (Union Foundry Co.)/(AmSouth Bank N.A., Birmingham, AL LOC)	2,215,000
26,000,000		Birmingham, AL Medical Clinic Board, Weekly VRDNs (University of Alabama Health System)/(Morgan Guaranty Trust Co., New York LOC)	26,000,000
3,500,000		Birmingham, AL Medical Clinic Board, Medical Clinic Revenue Bonds, (Series 1996), Weekly VRDNs (St. Martin's In The Pines)/ Regions Bank, Alabama LOC)	3,500,000
6,500,000		Birmingham, AL, Tax Increment Financing District I, Weekly VRDNs (MBIA INS)/(SouthTrust Bank of Alabama, Birmingham, AL LIQ)	6,500,000
3,300,000		Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn, Homewood, AL)/(SouthTrust Bank of Alabama, Birmingham, AL LOC)	3,300,000
30,000,000		Hoover, AL Board of Education, (Series 2000 C), 4.45% BANs, 8/1/2001	30,000,000
5,000,000		Jefferson County, AL, (Series 1999), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	5,000,000
21,500,000		Jefferson County, AL, GO Warrants, (Series 1996), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	21,500,000
7,845,000		Marshall County, AL Special Obligation School Refunding Warrant, (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC)	7,845,000
2,500,000		Mobile, AL IDA Weekly VRDNs (McRae's Industries, Inc.)/(Bank of America, N.A. LOC)	2,500,000
10,000,000		Mobile, AL IDB, PCR, (Series 1993 B), Weekly VRDNs (Alabama Power Co.)	10,000,000
6,130,000		Port City Medical Clinic Board Mobile, Al, (Series 1998B), Weekly VRDNs (Infirmary Health System, Inc.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	6,130,000
3,000,000		Tuscaloosa County, AL Park & Recreation Authority, (Series 2000), Weekly VRDNs (AmSouth Bank N.A., Birmingham, AL LOC)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Alabama--continued
$1,130,000		Tuscaloosa County, AL Port Authority, (Series 1989 A), Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham, AL LOC)	$1,130,000
3,870,000		Vincent, AL IDB Weekly VRDNs (Headquarters Partnership Project)/(National Australia Bank Ltd., Melbourne LOC)	3,870,000

		TOTAL	157,080,000

		Alaska--0.7%
8,865,000	[2]	Alaska State Housing Finance Corp., (PT-39), 4.45% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Mandatory Tender 3/29/2001	8,865,000
21,000,000		Alaska State Housing Finance Corp., MERLOTS, (Series 1999 D), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	21,000,000

		TOTAL	29,865,000

		Arizona--2.3%
6,200,000		Apache County, AZ IDA, (Series 1983 B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	6,200,000
1,250,000		Apache County, AZ IDA, (Series 1983 A), Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	1,250,000
1,800,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(Bank One, Arizona, N.A. LOC)	1,800,000
13,300,000		Arizona Health Facilities Authority, (Series 2000 A), Weekly VRDNs (Arizona Healthcare Pooled Financing Program)/(Caisse des Depots et Consignations (CDC), Paris INV)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	13,300,000
6,700,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds, (Series 1985 B), Weekly VRDNs (FGIC INS)/(Chase Manhattan Bank N.A., New York LIQ)	6,700,000
4,725,000		Chandler, AZ IDA Weekly VRDNs (SMP II LP)/(Bank One, Arizona N.A. LOC)	4,725,000
5,925,000		Chandler, AZ IDA, (Series 2000), Weekly VRDNs (River Ranch Apartments)/(FHLMC INS)	5,925,000
3,050,000		Gila County, AZ IDA Weekly VRDNs (Cobre Valley Hospital)/(Bank One, Arizona N.A. LOC)	3,050,000
700,000		Glendale, AZ, IDA, (Series 1999), Weekly VRDNs (Friendship Retirement Corp.)/(Norwest Bank Minnesota, N.A. LOC)	700,000
5,780,000		Glendale, AZ IDA Variable Rate Senior Living Facilities Revenue Bonds Weekly VRDNs (Friendship Retirement Corp.)/(Norwest Bank Minnesota, N.A. LOC)	5,780,000
21,000,000	[2]	Maricopa County, AZ Community College District, (PT-388), 4.50% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/14/2001	21,000,000
4,000,000		Maricopa County, AZ Community College District, (Series 1994-C), 5.25% Bonds, 7/1/2001	4,017,692
4,500,000		Maricopa County, AZ, IDA, (Series 2000 A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC)	4,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--continued
$1,920,000		Phoenix, AZ Civic Improvement Corp., PA-405, (Series 1998 A), Weekly VRDNs (FSA INS)/(Merrill Lynch Capital Services, Inc. LIQ)	$1,920,000
5,550,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Toronto Dominion Bank LOC)	5,550,000
2,500,000		Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates, (Series 2000-208), Weekly VRDNs (Morgan Stanley, Dean Witter & Co. LIQ)	2,500,000
1,875,000		Scottsdale, AZ IDA Weekly VRDNs (Scottsdale (Memorial Hospitals)/(AMBAC INS)/(Dexia Public Finance Bank S.A. LIQ)	1,875,000
2,600,000		Tucson, AZ IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC)	2,600,000
3,950,000		Yavapai, AZ IDA, (Series 1997 B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local de France LIQ)	3,950,000

		TOTAL	97,342,692

		Arkansas--0.0%
2,000,000		Sheridan, AR IDA, (Series A), Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank, N.A. LOC)	2,000,000

		California--0.5%
5,281,000		Clipper Tax-Exempt Certificates Trust (California Non-AMT), (Series A), Weekly VRDNs (California HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	5,281,000
3,000,000		Encinitas, CA Community Facilities District, (Series 2000 FR/RI A5), Weekly VRDNs (Encinitas Ranch Public Improvements)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	3,000,000
10,000,000		Los Angeles, CA TRANs, Trust Receipts, (Series 2000 FR/RI-N8), Weekly VRDNs (Bank of New York LIQ)	10,000,000
3,000,000		Riverside County, CA School Financing Authority, Trust Receipts, (Series 2000 FR/RI-N9), Weekly VRDNs (Bank of New York LIQ)	3,000,000

		TOTAL	21,281,000

		Colorado--1.0%
3,670,000		Colorado Health Facilities Authority, (Series 1998C-1), Weekly VRDNs (Developmental Disabilities Center)/(Bank One, Colorado, N.A. LOC)	3,670,000
2,075,000		Denver (City & County), CO, 4.90% TOBs (Blake Street Compendium)/(Norwest Bank Minnesota, N.A. LOC), Optional Tender 12/15/2001	2,075,000
14,660,000		Denver (City & County), CO, MERLOTS, (Series 1997E), Weekly VRDNs (Department of Aviation Airport System)/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	14,660,000
9,725,000	[2]	Eagle County School District No. RE50J, CO, PT-1155, 4.65% TOBs (FGIC INS)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 6/14/2001	9,725,000
13,170,000	[2]	Westminster, CO, PT-467, 4.25% TOBs (Cascade Village Apartments)/(FHLMC GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 12/6/2001	13,170,000

		TOTAL	43,300,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Connecticut--0.1%
$4,000,000	[2]	Connecticut State HFA, Variable Rate Certificates, (Series 1998 S), 4.35% TOBs (Bank of America, N.A. LIQ), Optional Tender 3/15/2001	$4,000,000

		District of Columbia--0.9%
9,290,000		District of Columbia, (Series 1999), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Bank of America, N.A. LIQ)	9,290,000
6,175,000		District of Columbia, (Series 1999), Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Allfirst LOC)	6,175,000
11,000,000		District of Columbia, (Series 2000), Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank, LOC)	11,000,000
6,000,000		District of Columbia, PUTTERs, (Series 152), Weekly VRDNs (FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	6,000,000
3,575,000		District of Columbia, Revenue Bonds, (Series 1997 B), Weekly VRDNs (Association of American Medical Colleges)/(AMBAC INS)/(Chase Manhattan Bank N.A., New York LIQ)	3,575,000

		TOTAL	36,040,000

		Florida--7.6%
17,995,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), (Series 1998-8), Weekly VRDNs (Dade County, FL Water & Sewer System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	17,995,000
15,325,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), (Series 1998-9), Weekly VRDNs (Florida State Board of Education Capital Outlay)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	15,325,000
6,920,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT), (Series 1999-11), 4.45% TOBs (Tampa Bay Water Utility System, FL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 4/1/2001	6,920,000
6,400,000		Broward County, FL HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC)	6,400,000
4,295,000		Broward County, FL, (Series A), 3.60% CP (Dexia Public Finance Bank S.A. LIQ), Mandatory Tender 3/12/2001	4,295,000
27,500,000		Capital Projects Finance Authority, FL, (Series 2000H), Weekly VRDNs (Capital Projects Loan Program - AAAE Airport)/(Caisse des Depots et Consignations (CDC), Paris INV)/(Bank of New York, Bayerische Hypotheken-und Vereinsbank AG and Landesbank Hessen-Thueringen, Frankfurt LIQs)	27,500,000
985,000		Dade County, FL, IDA Weekly VRDNs (Futernick Associates, Inc.)/(First Union National Bank, Charlotte, NC LOC)	985,000
9,130,000		Eustis Health Facilities Authority, FL, (Series 1992), Weekly VRDNs (Florida Hospital/Waterman, Inc.)/(SunTrust Bank, Central Florida LOC)	9,130,000
500,000		Florida HFA Multifamily Housing Revenue Bonds, (Series 1985 YY), Weekly VRDNs (Monterey Meadows Apartments, FL)/(FNMA INS)	500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$9,010,000		Florida Housing Finance Corp., MERLOTS, (Series 1998 B), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	$9,010,000
5,000,000		Florida State Department of Environmental Protection, (Series 1998A)/ (PA-414), Weekly VRDNs (FSA INS)/(Merrill Lynch Capital Services., Inc. LIQ)	5,000,000
5,100,000		Gulf Breeze, FL, (Series 1985E), Weekly VRDNs (FGIC INS)/(Dexia Public Finance Bank S.A. LIQ)	5,100,000
55,600,000		Highlands County, FL Health Facilities, (Series 1996 A), Weekly VRDNs (Adventist Health System)/(MBIA INS)/(Bank One, N.A. LIQ)	55,600,000
34,765,000		Highlands County, FL Health Facilities, (Series 1996A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	34,765,000
26,215,000		Highlands County, FL Health Facilities, Variable Rate Demand Revenue Bonds, (Series 1997 A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank, Central Florida LOC)	26,215,000
10,000,000		Lee County, FL IDA, Facilities Revenue Bonds, (Series 1999 B), Weekly VRDNs (Shell Point Village, FL)/(Bank of America, N.A. LOC)	10,000,000
5,365,000		Manatee County, FL HFA, Weekly VRDNs (Carriage Club)/(Mellon Bank N.A., Pittsburgh, PA LOC)	5,365,000
2,000,000		Miami, FL Health Facilities Authority, Health Facilities Revenue Bonds, (Series 1992), Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank, Central Florida LOC)	2,000,000
8,000,000		Mount Dora, FL Health Facility Authority, (Series 1996 A), Weekly VRDNs (Waterman Village (Mount Dora, FL))/(Bank of America, N.A. LOC)	8,000,000
7,860,000		Orange County, FL HFA, Variable Rate Certificates, (Series 1997G), Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	7,860,000
26,500,000		Orange County, FL Health Facilities Authority, (2000 SeriesA), Weekly VRDNs (Florida Hospital Association Health Facilities Loan Program)/(Caisse des Depots et Consignations (CDC), Paris INV)/(BNP Paribas, Bank of New York and Bank of Nova Scotia, Toronto LIQs)	26,500,000
13,750,000		Palm Beach County, FL Airport System, FR/RI, (Series 1999 A-30), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	13,750,000
4,900,000		Sarasota, FL, Educational Facilities Revenue Bonds, (Series 2000), Weekly VRDNs (Ringling School of Art and Design, Inc.)/(SunTrust Bank, Central Florida LOC)	4,900,000
7,685,000		St. Petersburg, FL HFA, Refunding Revenue Bonds, (Series 1997), Weekly VRDNs (Manorah Manor)/(SunTrust Bank, Central Florida LOC)	7,685,000
5,790,000		Volusia County, FL HFA Weekly VRDNs (Fisherman's Landing)/(Mellon Bank N.A., Pittsburgh, PA LOC)	5,790,000

		TOTAL	316,590,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--3.4%
$3,115,000		Burke County, GA Development Authority, PCR Bonds, (Series 1993A), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Canadian Imperial Bank of Commerce LIQ)	$3,115,000
2,555,000		Cedartown, GA Development Authority, (Series 1998), Weekly VRDNs (Rome Plow Co.)/(SunTrust Bank, Atlanta, GA LOC)	2,555,000
2,000,000		Clayton County, GA Housing Authority, Revenue Refunding Bonds, (Series 1992), Weekly VRDNs (Oxford Townhomes Project)/(AmSouth Bank N.A., Birmingham, AL LOC)	2,000,000
4,100,000		Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, Junior Lien Revenue Bonds, (Series 1996 A), Weekly VRDNs (MBIA INS)/(SunTrust Bank, Atlanta, GA LIQ)	4,100,000
5,600,000		Columbus, GA Hospital Authority, (Series 2000), Weekly VRDNs (St. Francis Hospital, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	5,600,000
3,795,000		De Kalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	3,795,000
1,300,000		De Kalb County, GA Development Authority, (Series 1992), Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank, Atlanta, GA LOC)	1,300,000
2,500,000		De Kalb County, GA Development Authority, (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank, Atlanta, GA LOC)	2,500,000
1,000,000		De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates, (Series 1994B), Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	1,000,000
10,000,000		Fulco, GA Hospital Authority, (Series 1999), Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank, Atlanta, GA LOC)	10,000,000
3,400,000		Fulton County, GA Development Authority, (Series 1998), Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank, Atlanta, GA LOC)	3,400,000
6,000,000		Fulton County, GA Development Authority, (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank, Atlanta, GA LOC)	6,000,000
30,000,000	[2]	Fulton County, GA Housing Authority, PT-469, 4.25% TOBs (Cimarron & Monterey Apartments)/(FHLMC GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 12/6/2001	30,000,000
1,660,000		Fulton County, GA Housing Authority, (Series 1996), Weekly VRDNs (Champions Green Apartments Project)/(FNMA LOC)	1,660,000
2,200,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.)	2,200,000
5,000,000		Gainesville and Hall County, GA Development Authority, (Series 1999A), Weekly VRDNs (Lanier Village Estates, Inc.)/(Regions Bank, Alabama LOC)	5,000,000
11,500,000		Gainesville, GA Redevelopment Authority, (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	11,500,000
8,000,000		Gainesville, GA Redevelopment Authority, (Series 2000), Weekly VRDNs (Riverside Military Academy, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	8,000,000
1,100,000		Georgia State, PUTTERs, (Series 128), Weekly VRDNs (J.P. Morgan & Co. LIQ)	1,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$4,925,000	[2]	Gwinnett County, GA Water and Sewer Authority, (PT-1169), 4.50% TOBs (Gwinnett County, GA)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 7/26/2001	$4,925,000
10,900,000		Monroe County, GA Development Authority, (Series 2000), Weekly VRDNs (Old Tift College)/(First Union National Bank, Charlotte, NC LOC)	10,900,000
2,300,000		Monroe County, GA Development Authority, PCR Bonds, (1st Series 1997), Daily VRDNs (Georgia Power Co.)	2,300,000
12,000,000		Rabun County, GA Development Authority, (Series 1999), Weekly VRDNs (Rabun Gap-Nacoochee, Inc.)/(SunTrust Bank, Atlanta, GA LOC)	12,000,000
6,740,000		Rockdale County, GA Hospital Authority Random Anticipation Certificates, (Series 1994), Weekly VRDNs (Rockdale Hospital)/(SunTrust Bank, Atlanta, GA LOC)	6,740,000

		TOTAL	141,690,000

		Illinois--6.2%
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	10,000,000
12,500,000		Chicago, IL Board of Education, MERLOTS, (Series 1997 E), Weekly VRDNs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	12,500,000
10,000,000		Chicago, IL Board of Education, Variable Rate Certificates, (Series 1996 BB), Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	10,000,000
8,400,000		Chicago, IL Public Building Commission, (Series 1997), Lehman TR/FR-15 Weekly VRDNs (Chicago, IL Board of Education)/(MBIA INS)/(Bank of New York, NY LIQ)	8,400,000
2,610,000		Chicago, IL Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	2,610,000
19,605,000		Chicago, IL, CDC, (Series 2000M), 4.40% TOBs (FGIC INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ), Optional Tender 2/8/2001	19,605,000
20,000,000		Chicago, IL, MERLOTS, (Series 1997V), Weekly VRDNs (Chicago, IL Water Revenue)/(FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	20,000,000
4,640,000	[2]	Chicago, IL, MERLOTS, (Series 2000 WWW), 4.40% TOBs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 9/1/2001	4,640,000
20,000,000	[2]	Chicago, IL, Variable Rate Certificates, (Series 1998M), 4.45% TOBs (FGIC INS)/(Bank of America, N.A. LIQ), Optional Tender 3/22/2001	20,000,000
9,940,000	[2]	Cook County, IL, (PT-1111) 4.75% TOBs (FGIC INS)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 5/17/2001	9,940,000
3,800,000		Galesburg, IL, (Series 1996), Weekly VRDNs (Knox College, Project National Bank)/(LaSalle National Bank, Chicago, IL LOC)	3,800,000
130,000		Hopedale Village, IL, (Series 1998), Weekly VRDNs (Hopedale Medical Foundation)/(Bank One, Illinois, N.A. LOC)	130,000
3,100,000		Illinois Development Finance Authority Weekly VRDNs (Lyric Opera of Chicago)/(Bank One Michigan, N.A., Caisse Nationale De Credit Agricole, Paris, Harris Trust & Savings Bank, Chicago and Northern Trust Co., Chicago, IL LOCs)	3,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPAL --continued[1]
		Illinois--continued
$3,000,000		Illinois Development Finance Authority Weekly VRDNs (Newlywed Food)/(Mellon Bank N.A., Pittsburgh, PA LOC)	$3,000,000
10,000,000		Illinois Development Finance Authority, (Series 1996A), Weekly VRDNs (Presbyterian Home Lake)/(FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	10,000,000
2,400,000		Illinois Development Finance Authority, (Series 1997), Weekly VRDNs (Ada S. McKinley Community Services, Inc.)/(Harris Trust & Savings Bank, Chicago, IL LOC)	2,400,000
3,600,000		Illinois Development Finance Authority, Cultural Facilities Revenue Bonds Weekly VRDNs (Burpee Museum of Natural History)/(American National Bank & Trust Co., Chicago, IL LOC)	3,600,000
7,000,000		Illinois Development Finance Authority, PCR, (Series 1999), Weekly VRDNs (North Shore Senior Center)/(American National Bank & Trust Co., Chicago, IL LOC)	7,000,000
3,780,000		Illinois Development Finance Authority, PCR, (Series A), Weekly VRDNs (McCormick Theological Seminary)/(Northern Trust Co., Chicago, IL LOC)	3,780,000
21,980,000		Illinois Health Facilities Authority, Revenue Refunding Bonds, (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank One, N.A., Bank of America, N.A. and Northern Trust Co., Chicago, IL LIQs)	21,980,000
5,265,000		Illinois Health Facilities Authority, MERLOTS, (Series 2000 A28), Weekly VRDNs (Trinity Medical Center, IL)/(FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	5,265,000
19,000,000		Illinois Health Facilities Authority, Revenue Bonds, (Series 1985 B), Weekly VRDNs (OSF Health Care Systems)/(Bank of America, N.A. LOC)	19,000,000
1,000,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program, (Series 1985F), Weekly VRDNs (Bank One, Michigan, N.A. LOC)	1,000,000
9,470,000	[2]	Illinois State Toll Highway Authority, MERLOTS, (Series 2000 A22), 4.40% TOBs (First Union National Bank, Charlotte, NC LIQ)/(United States Treasury PRF), Optional Tender 11/6/2001	9,470,000
9,995,000	[2]	Illinois State, (PT-380), 4.50% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/14/2001	9,995,000
8,740,000	[2]	Lake County, IL Forest Preserve District, (PT-1171), 4.50% TOBs (Merrill Lynch Capital Services Inc. LIQ), Optional Tender 7/26/2001	8,740,000
11,915,000		Lombard, IL, (Series 2000), Weekly VRDNs (Clover Creek Apartments)/(FNMA INS)	11,915,000
8,245,000	[2]	Metropolitan Pier & Exposition Authority, IL, MERLOTS, (Series 2000V), 4.40% TOBs (McCormick Place)/(FGIC INS)/(First Union National Bank, Charlotte, NC LOC), Optional Tender 9/1/2001	8,245,000
1,725,000		Metropolitan Pier & Exposition Authority, IL (PT-1079), (McCormick Place)/(FGIC INS)/(Bank of America, N.A. LIQ)	1,725,000
8,000,000		Springfield, IL, (Series 1999), Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse First Boston LOC)	8,000,000

		TOTAL	259,840,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--2.2%
$4,465,000		Anderson, IN, (Series 2000), Weekly VRDNs (United Faith Housing Corp.)/(National City Bank, Ohio LOC)	$4,465,000
335,000		Dale, IN IDA Weekly VRDNs (Spencer Industries)/(National City Bank, Kentucky LOC)	335,000
7,500,000		Elkhart, IN, Community Schools, 3.45% TANs, 12/31/2001	7,514,605
8,800,000		Franklin, IN, EDR Bonds, (Series 1999), Weekly VRDNs (Franklin United Methodist Home, Inc.)/(Firstar Bank, Milwaukee, WI LOC)	8,800,000
1,245,000		Indiana Health Facilities Finance Authority Rehabilitation Center Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank One, Indiana, N.A. LOC)	1,245,000
10,000,000		Indiana Health Facilities Finance Authority Rehabilitation Center, (Series 2000), Weekly VRDNs (Baptist Homes of Indiana, Inc.)/(LaSalle Bank, N.A. LOC)	10,000,000
5,125,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2000 E), 4.75% TANs (Indianapolis, IN), 7/9/2001	5,135,797
4,235,000		Indianapolis, IN, Variable Rate Demand EDR Bonds, (Series 1995), Weekly VRDNs (Pleasant Run Children's Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC)	4,235,000
8,000,000		Indianapolis, IN, (Series 2000), Marquette Manor Project) Weekly VRDNs (Retirement Living, Inc.)/(Allied Irish Banks PLC LOC)	8,000,000
4,000,000		Lawrence-Fort Harrison, IN Reuse Authority, (Series 2000), Weekly VRDNs (Fort Harrison Military Reuse District)/(Fifth Third Bank, Cincinnati, OH LOC)	4,000,000
1,935,000		Linton, IN, EDR Bonds, (Series 1999), Weekly VRDNs (Franklin-Glenburn Home, Inc.)/(Firstar Bank, Milwaukee, WI LOC)	1,935,000
9,645,000		Marion County, IN Convention and Recreational Facilities Authority, (Series B), 7.00% Bonds (United States Treasury PRF), 6/1/2001 (@102)	9,910,798
13,000,000		Rockport, IN, (Series 1985 A), Weekly VRDNs (Indiana Michigan Power Company Project)/(UBS AG LOC)	13,000,000
1,995,000		St. Joseph County, IN Multimode Variable Rate EDR Bonds, (Series 1998), Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(KeyBank, N.A. LOC)	1,995,000
3,600,000		St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(KeyBank, N.A. LOC)	3,600,000
6,105,000		Winona Lake, IN, (Series 1999A), Weekly VRDNs (Grace Village Retirement Community)/(Firstar Bank, Mitwaukee, WI LOC)	6,105,000

		TOTAL	90,276,200

		Kansas--0.2%
10,405,000	[2]	Kansas State Department of Transportation, (PT-384), 4.50% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 6/14/2001	10,405,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kentucky--1.3%
$780,000		Boone County, KY, Revenue Refunding Bonds Weekly VRDNs (Spring Meadow Associates)/(Huntington National Bank, Columbus, OH LOC)	$780,000
7,000,000		Jefferson County, KY, Revenue Refunding Bonds, HFDA, (Series 2000), Weekly VRDNs (Baptist Homes, Inc.)/(Federal Home Loan Bank of Cincinnati LOC)	7,000,000
7,500,000		Jefferson County, KY, Adjustable Rate Industrial Building Revenue Refunding Bonds, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/(SunTrust Bank LOC)	7,500,000
4,520,000		Kentucky EDFA Weekly VRDNs (Henderson County Health Care, Inc.)/(Federal Home Loan Bank of Cincinnati LOC)	4,520,000
35,000,000		Owensboro, KY, (Series 1996), Weekly VRDNs (Owensboro Mercy Health System, Inc.)/(Bank of America, N.A., Illinois LOC)	35,000,000

		TOTAL	54,800,000

		Louisiana--0.5%
14,000,000		Calcasieu Parish, LA IDB, (Series 1999), Weekly VRDNs (PPG Industries, Inc.)	14,000,000
800,000		Calcasieu Parish, LA IDB, PCR Bonds Weekly VRDNs (Citgo Petroleum Corp.)/(Westdeutsche Landesbank Girozentrale LOC)	800,000
5,000,000		Louisiana State University and Agricultural and Mechanical College, (Series 2000), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	5,000,000

		TOTAL	19,800,000

		Maine--0.2%
9,145,000		Maine Health & Higher Educational Facilities Authority, (Series 2000B), Weekly VRDNs (AMBAC INS)/(Fleet National Bank, Springfield, MA LIQ)	9,145,000

		Maryland--3.6%
4,100,000		Anne Arundel County, MD, (Series 1988), Weekly VRDNs (Oakland Hills LP Facility)/(Allfirst LOC)	4,100,000
5,000,000		Anne Arundel County, MD, 4.50% TOBs (Baltimore Gas & Electric Co.), Mandatory Tender 7/1/2001	5,000,000
22,100,000		Baltimore County, MD, IDA, Variable Rate Demand Acquisition Program, (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische Landesbank Girozentrale LOC)	22,100,000
3,490,000		Baltimore County, MD, (Series 1999), Weekly VRDNs (Calvert Hall College Facility)/(Allfirst LOC)	3,490,000
12,250,000		Baltimore County, MD, (Series 2000), Weekly VRDNs (St. Paul's School for Girls)/(Allfirst LOC)	12,250,000
7,935,000		Baltimore, MD EDA, (Series 1985), Weekly VRDNs (Mt. Washington Hospital, Inc.)/(Mellon Bank N.A., Pittsburgh, PA LOC)	7,935,000
1,900,000		Baltimore, MD, Variable Rate Demand/Fixed Rate Refunding Bond, (Series 1988), Weekly VRDNs (University West LP)/(Allfirst LOC)	1,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$10,000,000		Frederick County, MD, (Series 1997), Weekly VRDNs (Homat Frederick MD, Inc. Facility)/(Allfirst LOC)	$10,000,000
7,100,000		Frederick County, MD, (Series 1997E), Weekly VRDNs (Buckinghams Choice, Inc.)/(LaSalle Bank, N.A. LOC)	7,100,000
1,750,000		Harford County, MD, (Series 1988), Weekly VRDNs (1001 Partnership Facility)/(Allfirst LOC)	1,750,000
5,395,000		Howard County, MD, (Series 1995), Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Allfirst LOC)	5,395,000
3,220,000		Howard County, MD, (Series 1999), Weekly VRDNs (Howard Development LP Facility)/(Allfirst LOC)	3,220,000
3,295,000		Maryland EDC, (Series 1997), Weekly VRDNs (Jenkins Memorial Nursing Home, Inc. Facility)/(Allfirst LOC)	3,295,000
100,000		Maryland EDC, Pooled Financing Revenue Bonds, (Series 1995), Weekly VRDNs (Maryland Municipal Bond Fund)/(Bank of America, N.A. LOC)	100,000
4,700,000		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 1985A), Weekly VRDNs (Bank One, N.A. LOC)	4,700,000
11,400,000		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 1994), Weekly VRDNs (University Physicians, Inc.)/(Allfirst LOC)	11,400,000
6,700,000		Maryland Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Boys' Latin School)/(Allfirst LOC)	6,700,000
9,000,000		Maryland Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC)	9,000,000
8,135,000		Maryland Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD., Inc.)/(Allfirst LOC)	8,135,000
17,725,000	[2]	Maryland State Community Development Administration, (PT-123), 4.35% TOBs (Commerzbank AG, Frankfurt LIQ), Optional Tender 10/4/2001	17,725,000
2,200,000		Montgomery County, MD Housing Opportunities Commission, Variable Rate Housing Revenue Bonds, (Series 1998 I), Weekly VRDNs (Byron House, Inc. Facility)/(Allfirst LOC)	2,200,000
5,000,000		Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Allfirst LOC)	5,000,000

		TOTAL	152,495,000

		Massachusetts--2.5%
22,788,795		Clipper Tax-Exempt Certificates Trust, (Series A), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	22,788,795
20,000,000		Massachusetts Water Resources Authority, (Series 1994), 3.00% CP (Morgan Guaranty Trust Co., New York LOC), Mandatory Tender 2/2/2001	20,000,000
8,422,000		Westborough, MA, 5.25% BANs, 5/25/2001	8,434,942
15,650,000		Westwood, MA, 5.25% BANs, 6/1/2001	15,675,520
28,000,000		Wilmington, MA, 4.80% BANs, 6/29/2001	28,034,741
11,250,000		Woburn, MA, 5.00% BANs, 6/15/2001	11,263,795

		TOTAL	106,197,793

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--4.9%
$8,100,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$8,100,000
6,178,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 1998-13), Weekly VRDNs (Michigan State Trunk Line)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	6,178,000
4,909,000		Battle Creek, MI EDC, (Series 1992), Weekly VRDNs (Michigan Carton & Paperboard Co.)/(American National Bank & Trust Co., Chicago LOC)	4,909,000
4,380,000	[2]	Detroit, MI City School District, MERLOTS, (Series 2000 A8), 4.40% TOBs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 10/1/2001	4,380,000
11,200,000		Detroit, MI Sewage Disposal System, MERLOTS, (Series 2000-I), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	11,200,000
800,000		Detroit, MI Water Supply System, Water Supply System Revenue and Revenue Refunding Bonds, (Series 1993), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	800,000
7,400,000	[2]	Detroit, MI Water Supply System, MERLOTS, (Series 2000 A21), 4.40% TOBs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 11/6/2001	7,400,000
3,500,000		Detroit, MI Water Supply System, MERLOTS, (Series 2000 D), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	3,500,000
1,680,000		Garden City, MI HFA, Hospital Revenue Bonds, (Series 1996 A), Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank, Michigan/Illinois LOC)	1,680,000
2,000,000		Grand Rapids, MI EDC, (Series 2000), Weekly VRDNs (Holland Home Obligated Group)/(Old Kent Bank & Trust Co., Grand Rapids LOC)	2,000,000
2,100,000		Grand Rapids, MI EDR, Floating/Fixed Rate Demand Bonds, (Series 1983B), Weekly VRDNs (Amway Grand Plaza Hotel Facilities)/(Old Kent Bank & Trust Co., Grand Rapids, MI LOC)	2,100,000
2,000,000		Grand Rapids, MI EDR Refunding Bonds, (Series 1991 A), Weekly VRDNs (Amway Hotel Corp.)/(Michigan National Bank, Farmington Hills, MI LOC)	2,000,000
3,800,000		Grand Rapids, MI Water Supply System, (Series 1993), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	3,800,000
6,800,000		Ingham County, MI Adjustable Demand LO Revenue Bonds, (Series 1995), Weekly VRDNs (Martin Luther Memorial Home, Inc.)/(Bank One, Indiana, N.A. LOC)	6,800,000
750,000		Michigan Higher Education Facilities Authority Variable Rate Demand LO Revenue Bonds, (Series 1997), Weekly VRDNs (Davenport College of Business)/(Old Kent Bank & Trust Co., Grand Rapids, MI LOC)	750,000
9,000,000		Michigan State Hospital Finance Authority, (Series 1999A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, Chicago, IL LOC)	9,000,000
7,890,000		Michigan State Hospital Finance Authority, (Series 2000), Weekly VRDNs (Oaklawn Hospital)/(Michigan National Bank, Farmington Hills LOC)	7,890,000
75,115,000		Michigan State Hospital Finance Authority, (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)	75,115,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$12,650,000		Michigan State Hospital Finance Authority, MERLOTS, (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	$12,650,000
11,000,000		Michigan State Housing Development Authority, MERLOTS, (Series G), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	11,257,180
3,500,000		Michigan State, 5.00% BANs, 4/23/2001	3,505,584
7,495,000		Michigan Strategic Fund, (PA-334), COL, (Series 1998 AA), Weekly VRDNs (Detroit Edison Co.)/(MBIA INS)/(Merrill Lynch Capital Services, Inc. LIQ)	7,495,000
3,000,000		Michigan Underground Storage Tank Financial Assurance Authority, Revenue Refunding Bonds (Series I), 5.00% Bonds (AMBAC INS), 5/1/2001	3,006,536
2,800,000		Oakland County, MI EDC, (Series 1998), Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC)	2,800,000
5,350,000		Wayne Westland Community Schools, MI, Floater Certificates, (Series 1998-67), Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	5,350,000

		TOTAL	203,666,300

		Minnesota--4.3%
20,255,000		ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT), (Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Airport Commission)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	20,255,000
22,500,000		Becker, MN, (Series 2000-A), Weekly VRDNs (Northern States Power Co., Minnesota)	22,500,000
10,400,000		Becker, MN, PCR, (Series 1992 A), 2.70% CP (Northern States Power Co., Minnesota), Mandatory Tender 4/9/2001	10,400,000
9,600,000		Becker, MN, PCR, (Series 1992 A), 4.50% CP (Northern States Power Co., Minnesota), Mandatory Tender 2/8/2001	9,600,000
16,600,000		Becker, MN, PCR, (Series 1993 A), 3.80% CP (Northern States Power Co., Minnesota), Mandatory Tender 2/28/2001	16,600,000
13,900,000		Becker, MN, PCR, (Series 1993 B), 2.70% CP (Northern States Power Co., Minnesota), Mandatory Tender 4/9/2001	13,900,000
8,200,000		Becker, MN, PCR, (Series 1993 B), 4.70% CP (Northern States Power Co., Minnesota), Mandatory Tender 2/9/2001	8,200,000
15,875,000	[2]	Dakota County, MN Community Development Agency, (PT-484), 4.25% TOBs (Southview Gables Apartments)/(FHLMC GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 12/6/2001	15,875,000
4,050,000		Little Falls, MN ISD 482, 4.52% TRANs (Minnesota State GTD), 9/23/2001	4,051,723
12,500,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds, (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC INS)	12,500,000
14,995,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, MERLOTS, (Series 2000 ZZ), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	14,995,000
30,500,000		University of Minnesota, (Series 1999 A), Weekly VRDNs	30,500,000

		TOTAL	179,376,723

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Mississippi--0.1%
$1,170,000		Hinds County, MS, (Series 1991), Weekly VRDNs (North State St. Project)/(AmSouth Bank N.A., Birmingham, AL LOC)	$1,170,000
4,000,000		Jackson County, MS Port Facility Daily VRDNs (Chevron U.S.A., Inc.)/(Chevron Corp. GTD)	4,000,000

		TOTAL	5,170,000

		Missouri--1.2%
4,000,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Dialysis Clinic, Inc.)/(SunTrust Bank LOC)	4,000,000
33,200,000		Missouri State HEFA, (Series 2000), Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	33,200,000
4,200,000		Poplar Bluff, MO IDA, (Series 1987), Weekly VRDNs (Gates Rubber Co.)/(Bank One, Michigan LOC)	4,200,000
7,000,000		St. Louis, (Series 2000), 5.25% TRANs, 6/28/2001	7,018,065

		TOTAL	48,418,065

		Multi State--2.7%
21,337,234		ABN AMRO Chicago Corp., (Series 1997-1), LeaseTOPS Trust Weekly VRDNs (LaSalle Natioanl Bank, Chicago LIQ)/(LaSalle National Bank, Chicago, IL LOC)	21,337,234
24,654,000		Clipper Tax-Exempt Trust (Non-AMT Multistate), (Series A), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	24,654,000
19,081,010		Equity Trust II, (Series 1996), Weekly VRDNs (Republic National Bank of New York LOC)	19,081,010
10,000,000		Oneida Indian Nation, NY, (Series 2000), Weekly VRDNs (KeyBank, N.A. LOC)	10,000,000
11,246,691		PBCC LeaseTOPS Trust (Multistate Non-AMT), ( Series 1998-2), Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	11,246,691
28,685,680		PBCC LeaseTOPS Trust (Multistate Non-AMT), ( Series 1999-2), Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	28,685,680

		TOTAL	115,004,615

		Nevada--0.2%
7,500,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-1), Weekly VRDNs (Nevada State)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	7,500,000
1,000,000		Clark County, NV School District, 4.25% Bonds (FGIC INS), 6/15/2001	998,240

		TOTAL	8,498,240

		New Jersey--2.2%
33,250,000		Middlesex County, NJ, 3.80% BANs, 1/17/2002	33,342,397
40,000,000		New Jersey State, (Series Fiscal 2001A), 2.95% CP, Mandatory Tender 4/2/2001	40,000,000
4,225,000		Ocean Township, NJ, (Series 2000A), 5.375% BANs, 5/25/2001	4,231,165
14,000,000		Patterson, NJ, 5.25% BANs, 6/15/2001	14,028,217

		TOTAL	91,601,779

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Mexico--0.1%
$5,300,000		Albuquerque, NM Municipal School District #12, 5.00% Bonds, 8/1/2001	$5,315,191

		New York--6.1%
4,375,000		Clarence, NY, 5.00% BANs, 8/9/2001	4,385,836
9,500,000		Gorham-Middlesex, NY Central School District, 4.50% BANs, 4/27/2001	9,503,805
3,810,000		Kinderhook, NY Central School District, 5.00% BANs, 6/18/2001	3,817,167
13,100,000		Nassau County, NY Interim Finance Authority, 5.00% BANs, 9/28/2001	13,174,694
54,800,000		New York City Municipal Water Finance Authority, (Series 1994-1), 2.00% CP (Bank of Nova Scotia, Toronto, Commerzbank AG, Frankfurt and Toronto Dominion Bank LOCs), Mandatory Tender 2/1/2001	54,800,000
27,000,000		New York City Municipal Water Finance Authority, (Series 5), 2.00% CP (Bayerische Landesbank Girozentrale, Landesbank Hessen-Thueringen, Frankfurt and Westdeutsche Landesbank Girozentrale LOCs), Mandatory Tender 2/1/2001	27,000,000
3,525,000		New York City Municipal Water Finance Authority, Trust Receipts, (Series 1997 FR/RI-6), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	3,525,000
4,135,000		New York City, NY Transitional Finance Authority, (Subseries 1998 A-1), Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	4,135,000
9,800,000		New York City, NY, (Series 1994), Daily VRDNs (Chase Manhattan Bank, New York LOC)	9,800,000
10,500,000		New York City, NY, (Series J-3), Weekly VRDNs (Morgan Guaranty Trust Co., New York LOC)	10,500,000
11,500,000		New York City, NY, UT GO Bonds, (Series B), 7.50% Bonds, 2/1/2001	11,500,000
7,370,000		New York State Dormitory Authority, (PT-130), (Series 1997), Weekly VRDNs (United Health Services Hospitals, Inc.)/(AMBAC INS)/(Merrill Lynch Capital Services, Inc. LIQ)	7,370,000
3,800,000		New York State Thruway Authority, (PA-532) Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	3,800,000
14,735,000	[2]	New York State Thruway Authority, (PT-1158), 4.60% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 2/15/2001	14,735,000
25,000,000	[2]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt, (Series FR/RI-N16), 4.00% TOBs (Bank of New York LIQ), Optional Tender 4/25/2001	25,000,000
50,000,000		Triborough Bridge & Tunnel Authority, NY, Trust Receipt, (Series FR/RI-N17), Weekly VRDNs (Bank of New York LIQ)	50,000,000
3,500,000		VRDC/IVRC Trust, (Series 1993G), Weekly VRDNs (St. Luke's Roosevelt Hospital Center)/(FHA INS)/(Chase Manhattan Bank N.A., New York LIQ)	3,500,000

		TOTAL	256,546,502

		North Carolina--0.4%
15,000,000		Martin County, NC IFA, (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	15,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--7.7%
$8,338,000		ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT), (Series 1998-18), Weekly VRDNs (Cleveland, OH Waterworks)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$8,338,000
2,420,000		Akron, Bath & Copley, OH Joint Township Weekly VRDNs (Visiting Nurses)/(National City Bank, Ohio LOC)	2,420,000
7,685,000		Ashland County, OH Health Care Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	7,685,000
6,000,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 2), Certificates of Ownership, Weekly VRDNs (Bank One, Kentucky LOC)	6,000,000
2,500,000		Bay Village, OH City School District, 4.75% BANs, 6/1/2001	2,504,846
2,900,000		Bexley, OH City School District, 4.75% BANs, 5/15/2001	2,904,460
3,300,000		Brecksville City, OH, 5.10% BANs, 6/7/2001	3,302,164
3,265,000		Butler County, OH, (Series 1999), Weekly VRDNs (Knolls of Oxford)/(Firstar Bank, N.A. LOC)	3,265,000
1,500,000		Clinton County, OH Hospital Authority Weekly VRDNs (Clinton Memorial Hospital)/(National City Bank, Ohio LOC)	1,500,000
12,800,000		Cuyahoga County, OH Hospital Authority Weekly VRDNs (Cleveland Clinic)/(Chase Manhattan Bank, New York LIQ)	12,800,000
6,900,000		Cuyahoga County, OH Hospital Authority, (Series 1998B), Weekly VRDNs (Cleveland Clinic)/(Chase Manhattan Bank, New York LIQ)	6,900,000
5,000,000		Cuyahoga County, OH Hospital Authority, (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	5,000,000
25,385,000		Cuyahoga County, OH Hospital Authority, (Series C), Weekly VRDNs (Cleveland Clinic)	25,385,000
13,865,000		Cuyahoga County, OH, (Series 1999), Weekly VRDNs (The Renaissance)/(LaSalle National Bank, Chicago, IL LOC)	13,865,000
8,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds, (Series 1997), Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	8,500,000
4,635,000		Erie County, OH, Adjustable Rate Demand Health Care Facilities Bonds, (Series 1996A), Weekly VRDNs (Providence Care Center)/(Bank One, N.A. (Ohio) LOC)	4,635,000
3,445,000		Franklin County, OH Health Care Facilities, (Series 1999A), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati, OH LOC)	3,445,000
1,555,000		Franklin County, OH Health Care Facilities, (Series 1999B), Weekly VRDNs (National Church Residences)/(Fifth Third Bank, Cincinnati, OH LOC)	1,555,000
4,500,000		Franklin County, OH IDA,Weekly VRDNs (Heekin Can, Inc.)/(Bank One, Illinois, N.A. LOC)	4,500,000
26,500,000		Franklin County, OH Mortgage Revenue, (Series 2000F), Weekly VRDNs (Trinity Healthcare Credit Group)	26,500,000
22,000,000		Franklin County, OH Hospital Revenue Bonds, (Series 1995), Weekly VRDNs (Trinity Healthcare Credit Group)	22,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$1,520,000		Genoa Village, OH, (Series 1999), Weekly VRDNs (Genoa Health Care Center)/(Fifth Third Bank of Northwestern, OH LOC)	$1,520,000
9,790,000		Hamilton County, OH, (Series 2000A), Weekly VRDNs (Deaconess Long Term Care, Inc.)/(LaSalle Bank, Chicago, IL LOC)	9,790,000
6,870,000		Henry County, OH, (Series 1996), Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank, Columbus, OH LOC)	6,870,000
2,825,000		Huron City, OH, 4.60% BANs, 11/16/2001	2,829,257
4,000,000		Independence, OH, 4.69% BANs, 5/9/2001	4,002,473
10,800,000		Lakewood, OH, (Series 2000), Weekly VRDNs (St. Edward High School)/(Allied Irish Banks PLC LOC)	10,800,000
5,550,000		Louisville City, OH, (Series 1999A), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	5,550,000
4,950,000		Louisville City, OH, (Series 1999B), Weekly VRDNs (St. Joseph Care Center)/(FirstMerit Bank, N.A. LOC)	4,950,000
7,880,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Bank One, N.A., OH LOC)	7,880,000
165,000		Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs (Sunshine Children's Home)/(National City Bank, OH LOC)	165,000
6,040,000		Mahoning County, OH HFA, Housing Revenue Bonds, (Series 1995), Weekly VRDNs (Copeland Oaks Project)/(Bank One, N.A., OH LOC)	6,040,000
1,420,000		Marion County, OH Health Care Facilities Weekly VRDNs (Marion Area Counseling Center, Inc.)/(Huntington National Bank, Columbus, OH LOC)	1,420,000
2,750,000		Mayfield Village, OH IDA Weekly VRDNs (Beta Campus Co.)/(KeyBank, N.A. LOC)	2,750,000
7,400,000		Medina County, OH, (Series 1997), Weekly VRDNs (Plaza 71 Associates Ltd.)/(Westdeutsche Landesbank Girozentrale LOC)	7,400,000
550,000		Montgomery County, OH IDA Weekly VRDNs (Center-Plex Venture)/(KeyBank, N.A. LOC)	550,000
1,445,000		Montgomery County, OH, Adjustable Rate EDR Refunding Bonds, (Series 1997), Weekly VRDNs (Cross Country Inns, Inc.)/(Bank One, OH N.A. LOC)	1,445,000
3,220,000		Montgomery, OH IDA Weekly VRDNs (Bethesda Two LP)/(Huntington National Bank, Columbus, OH LOC)	3,220,000
14,700,000		New Albany, OH Community Authority, Infrastructure Improvement, (Series B), Weekly VRDNs (Huntington National Bank, Columbus, OH LOC)	14,700,000
1,000,000		Ohio State Air Quality Development Authority Weekly VRDNs (Timken Co.)/(Credit Suisse First Boston LOC)	1,000,000
3,800,000		Ohio State Air Quality Development Authority, (Series 1988A), Weekly VRDNs (PPG Industries, Inc.)	3,800,000
9,900,000		Ohio State Higher Education Facility, (Series 1999), Weekly VRDNs (Higher Education Pooled Financing 1999 Program)/(Fifth Third Bank, Cincinnati, OH LOC)	9,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$1,220,000		Ohio State Higher Education Facility, Revenue Bonds Weekly VRDNs (Notre Dame College)/(National City Bank, OH LOC)	$1,220,000
1,575,000		Ottawa County, OH, 4.70% BANs, 12/5/2001	1,578,170
5,600,000		Rickenbacker, OH Port Authority, (Series 1992), Weekly VRDNs (Rickenbacker Holdings, Inc.)/(Bank One, OH N.A. LOC)	5,600,000
5,060,000		Ross County, OH, Hospital Facilities Revenue Bonds, (Series 1995), Weekly VRDNs (Medical Center Hospital Project)/(Fifth Third Bank, Cincinnati, OH LOC)	5,060,000
5,480,000		Ross County, OH, Hospital Revenue Bonds Weekly VRDNs (Adena Health System)/(Fifth Third Bank, Cincinnati, OH LOC)	5,480,000
5,200,000		Scioto County, OH Hospital Authority, (Series G), Weekly VRDNs (Volunteer Hospitals of America)/(AMBAC INS)/(Mellon Bank N.A., Pittsburgh, PA LIQ)	5,200,000
6,475,000		Solon, OH, (Series 2000), 5.10% BANs, 5/31/2001	6,479,022
2,990,000		Summit County, OH, Adjustable Rate Healthcare Facilities Revenue Bonds, (Series 1996), Weekly VRDNs (United Disability Services, Inc.)/(FirstMerit Bank, N.A. LOC)	2,990,000
4,640,000		Walnut Hills, OH High School Alumni Foundation, (Series 1998), Weekly VRDNs (Fifth Third Bank, Cincinnati, OH LOC)	4,640,000
1,400,000		Wayne County, OH, Health Care Facility Revenue Bonds, (Series 1995), Weekly VRDNs (D & M Realty Project)/(Bank One, OH N.A. LOC)	1,400,000
2,350,000		Wood County, OH, (Series 1998), Weekly VRDNs (IMCO Carbide Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	2,350,000

		TOTAL	321,583,392

		Oklahoma--0.7%
18,000,000		Rural Enterprises of Oklahoma, (Series 2000A), Weekly VRDNs (Oklahoma Governmental Financing Program)/(Bank of America, N.A. INV)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	18,000,000
11,640,000		Tulsa, OK International Airport, Variable Rate Certificates, (Series 1997 B-2), Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	11,640,000

		TOTAL	29,640,000

		Oregon--0.7%
25,750,000		Oregon State, Veteran's Welfare Bonds, (Series 73E), Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	25,750,000
3,305,000		Oregon State, Veteran's Welfare Bonds, (Series 73F), Weekly VRDNs (Bayerische Landesbank Girozentrale LIQ)	3,305,000

		TOTAL	29,055,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--5.3%
$6,100,000		Allegheny County, PA HDA, (Series 1990 D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA INS)/(PNC Bank, N.A. LIQ)	$6,100,000
5,000,000		Allegheny County, PA HDA, (Series 2000 A), 5.50% TOBs (South Hills Health System)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2001	5,012,214
2,400,000		Allegheny County, PA HDA, Health Center Revenue Refunding Bonds, (Series 1999A), Weekly VRDNs (Riverside Nursing Centers, Inc.)/(Bank One, N.A., OH LOC)	2,400,000
5,025,000		Allegheny County, PA HDA, Revenue Bonds, (Series B1), Daily VRDNs (Presbyterian University Hospital)/(Bank One, Michigan N.A. LOC)	5,025,000
9,600,000		Allegheny County, PA IDA, (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC)	9,600,000
4,035,000		Allegheny County, PA IDA, Commercial Development Revenue Bonds, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(Mellon Bank N.A., Pittsburgh, PA LOC)	4,035,000
4,835,000		Allegheny County, PA IDA, Variable Rate Demand Revenue Bonds, (Series 1997B), Weekly VRDNs (Jewish Community Center)/(National City, PA LOC)	4,835,000
7,470,000		Butler County, PA IDA, (Series 2000A), 5.00% TOBs (Concordia Lutheran Ministries)/(Asset Guaranty INS)/(Fleet National Bank LIQ), Mandatory Tender 4/1/2001	7,477,603
8,565,000		Butler County, PA IDA, (Series 2000B), 5.00% TOBs (Concordia Lutheran Ministries)/(Asset Guaranty INS)/(Fleet National Bank LIQ), Mandatory Tender 8/1/2001	8,589,392
4,185,000		Butler County, PA IDA, IDRBs, (Series 1997), Weekly VRDNs (Wise Business Forms, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	4,185,000
5,000,000		Central Bucks, PA School District, (Series 2000 A), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	5,000,000
4,500,000		Chartiers Valley, PA Industrial & Commercial Development Authority, (Series 2000B), Weekly VRDNs (Asbury Heights)/(LaSalle Bank, N.A. LOC)	4,500,000
2,730,000		Chartiers Valley, PA Industrial & Commercial Development Authority, Nursing Home Revenue Refunding Bonds, (Series 1997A), Weekly VRDNs (Woodhaven Convalescent Center)/(Bank One, Ohio N.A. LOC)	2,730,000
3,500,000		Cumberland County, PA, (Series 2000), Weekly VRDNs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	3,500,000
4,805,000		Dallastown Area School District, PA, GO Bonds, (Series 1998), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,805,000
4,410,000		Delaware County, PA Authority, Hospital Revenue Bonds, (Series 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC)	4,410,000
18,500,000		Doylestown Hospital Authority, PA, Doylestown Hospital Revenue Bonds, (Series 1998 B), Weekly VRDNs (AMBAC INS)/(PNC Bank, N.A. LIQ)	18,500,000
3,900,000		East Hempfield Township, PA IDA, (Series 1985), Weekly VRDNs (Yellow Freight System)/(Wachovia Bank of NC, N.A. LOC)	3,900,000
7,500,000		East Hempfield Township, PA IDA, (Series 1997), Weekly VRDNs (Mennonite Home)/(Allfirst LOC)	7,500,000
12,000,000		Easton Area School District, PA, (Series 1997), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	12,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPAL --continued[1]
		Pennsylvania--continued
$2,400,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Mary's Hospital Erie, PA)/(PNC Bank, N.A. LOC)	$2,400,000
500,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/(Mellon Bank N.A., Pittsburgh, PA LOC)	500,000
14,530,000		Lancaster County, PA Hospital Authority, Health Center Revenue Bonds, (Series 1996), Weekly VRDNs (Masonic Homes)	14,530,000
3,700,000		Lancaster, PA IDA, (Series 2000B), Weekly VRDNs (Garden Spot Village)/(SunTrust Bank LOC)	3,700,000
500,000		Lehigh County, PA General Purpose Authority, (Series 2000), Weekly VRDNs (The Good Shepherd Group)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	500,000
5,700,000		Mercersburg Borough General Purpose Authority, (Series 2000A), Weekly VRDNs (Regents of the Mercersburg College)/(First Union National Bank, Charlotte, NC LOC)	5,700,000
4,300,000		Mercersburg Borough General Purpose Authority, (Series 2000B), Weekly VRDNs (Regents of the Mercersburg College)/(First Union National Bank, Charlotte, NC LOC)	4,300,000
6,025,000		Montgomery County, PA IDA, Commercial Development Revenue Bonds, (Series 1992), Weekly VRDNs (Hickory Pointe Project)/(First Union National Bank, Charlotte, N.C. LOC)	6,025,000
3,140,000		Moon Township, PA IDA, (Series 1995A), Weekly VRDNs (One Thorn Run Center)/(National City, Pennsylvania LOC)	3,140,000
9,535,000		New Castle, PA Area Hospital Authority, (Series 1996), Weekly VRDNs (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ)	9,535,000
1,900,000		Pennsylvania EDFA, (Series 1996 E), Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC)	1,900,000
3,250,000		Philadelphia, PA IDA, Variable Rate Revenue Bonds, (Series 1998), Weekly VRDNs (Philadelphia Academy of Music)/(First Union National Bank, Charlotte, NC LOC)	3,250,000
6,415,000		Philadelphia, PA IDA, (Series 93), Weekly VRDNs (Sackett Development)/(Mellon Bank NA, Pittsburgh, PA LOC)	6,415,000
10,925,000		Philadelphia, PA Water & Sewer, Lehman Trust Receipts, (Series 2000 FR/RI-N4), Weekly VRDNs (United States Treasury COL)/(Bank of New York LIQ)	10,925,000
3,210,000		Philadelphia, PA Water & Wastewater System, (Series 1997Q), Weekly VRDNs (MBIA INS)/(Caisse des Depots et Consignations (CDC), Paris LIQ)	3,210,000
10,000,000		Sayre, PA, Health Care Facilities Authority, Weekly VRDNs (VHA of Pennsylvania)/(AMBAC INS)/(Mellon Bank NA, Pittsburgh, PA LIQ)	10,000,000
5,000,000		Southcentral Pennsylvania General Authority, (Series 2000A), Weekly VRDNs (York County, PA)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$2,700,000		Washington County, PA Authority, (Series 1985A), Weekly VRDNs (Pooled Equipment Lease Program)/(First Union National Bank, Charlotte, NC LOC)	$2,700,000
5,000,000		Washington County, PA IDA, (Series 2000), Weekly VRDNs (Presbyterian SeniorCare-Southminister Place)/(Asset Guaranty INS)/(National City, Pennsylvania LIQ)	5,000,000

		TOTAL	222,834,209

		South Carolina--1.2%
14,800,000		South Carolina State Public Service Authority, 2.20% CP (Bank of America, N.A., Bank of Nova Scotia, Toronto, Commerzbank AG, Frankfurt and Toronto Dominion Bank LIQs), Mandatory Tender 2/1/2001	14,800,000
20,000,000		South Carolina State Public Service Authority, 4.15% CP (Bank of America, N.A., Bank of Nova Scotia, Toronto, Commerzbank AG, Frankfurt and Toronto Dominion Bank LIQs), Mandatory Tender 2/13/2001	20,000,000
6,500,000		South Carolina State Public Service Authority, MERLOTS, (Series 2000 L), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	6,500,000
7,700,000		Spartanburg County, SC School District (No. 6), 4.875% BANs, 4/1/2001	7,706,261

		TOTAL	49,006,261

		South Dakota--0.1%
5,000,000		South Dakota Housing Development Authority, (Series F), 4.50% BANs, 6/28/2001	5,000,000

		Tennessee--4.7%
13,071,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1999-1), Weekly VRDNs (Metropolitan Government Nashville & Davidson County, TN)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	13,071,000
16,000,000		Chattanooga, TN HEFA Weekly VRDNs (McCallie School)/(SunTrust Bank, Nashville, TN LOC)	16,000,000
7,800,000		Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Bank of America, N.A. LOC)	7,800,000
3,200,000		Chattanooga, TN IDB, (Series 1997), Weekly VRDNs (YMCA Projects)/(SunTrust Bank, Nashville, TN LOC)	3,200,000
17,755,000		Elizabethton, TN Health & Educational Facilities Board, MERLOTS, (Series 2000G), Weekly VRDNs (Mountain States Health Alliance)/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	17,755,000
8,000,000		Hendersonville, TN IDB, (Series 2000), Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC)	8,000,000
7,500,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Episcopal School of Knoxville)/(SunTrust Bank, Nashville, TN LOC)	7,500,000
14,750,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2000), Weekly VRDNs (Johnson Bible College)/(AmSouth Bank N.A., Birmingham, AL LOC)	14,750,000
2,200,000		Knox County, TN IDB, (Series 1999), Weekly VRDNs (Educational Services of the South, Inc.)/(SunTrust Bank, Nashville TN LOC)	2,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$4,800,000		Maury County, TN HEFA, (Series 1996 E), Weekly VRDNs (Southern Healthcare Systems, Inc.)/(Bank One, Texas N.A. LOC)	$4,800,000
8,775,000		Memphis, TN Center City Revenue Finance Corp., (Series 1996A), Weekly VRDNs (South Bluffs)/(National Bank of Commerce, Memphis, TN LOC)	8,775,000
1,000,000		Memphis, TN, General Improvement Refunding Bonds, (Series 1995A), Weekly VRDNs (Westdeutsche Landesbank Girozentrale LIQ)	1,000,000
2,200,000		Memphis, TN, General Improvement Refunding Bonds, (Series 1995A), Weekly VRDNs (Westdeutsche Landesbank Girozentrale LIQ)	2,200,000
1,500,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1996), Weekly VRDNs (Dede Wallace Center)/(SunTrust Bank, Nashville, TN LOC)	1,500,000
5,800,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank, Nashville, TN LOC)	5,800,000
2,770,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 1995), Weekly VRDNs (Hickory Trace Apartments)/(National City Bank, Kentucky LOC)	2,770,000
970,000		Montgomery Co, TN Public Building Authority, Pooled Financing Revenue Bonds, (Series 1996), Weekly VRDNs (Montgomery County Loan)/(Bank of America, N.A. LOC)	970,000
4,200,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds, (Series II-B-2), Weekly VRDNs (Citizens Gas Utility District of Scott & Morgan Counties)/(AMBAC INS)/(KBC Bank N.V. LIQ)	4,200,000
3,380,000		Sevier County, TN Public Building Authority, (Series II-G-3), Weekly VRDNs (Maryville, TN)/(AMBAC INS)/(KBC Bank N.V. LIQ)	3,380,000
8,790,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds, (Series II-G-1), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	8,790,000
30,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2000), 4.45% CP (Baptist Memorial Hospital)/(Bank of America, N.A. LOC), Mandatory Tender 4/17/2001	30,000,000
15,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2000), 4.45% CP (Baptist Memorial Hospital)/(Bank of America, N.A. LOC), Mandatory Tender 5/18/2001	15,000,000
2,470,000		Tennessee State, (Series B), 5.00% Bonds, 5/1/2001	2,474,357
1,530,000		Washington County, TN IDB, Revenue Refunding Bonds, (Series 1996), Weekly VRDNs (Springbrook Properties)/(SunTrust Bank, Nashville, TN LOC)	1,530,000
12,900,000		Wilson County, TN Sports Authority, (Series 1999), Weekly VRDNs (PNC Bank, N.A. LOC)	12,900,000

		TOTAL	196,365,357

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--8.6%
$20,996,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-19), Weekly VRDNs (Dallas, TX Waterworks & Sewer System)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$20,996,000
10,890,000		Aldine, TX ISD, (Series 1997 SGB-30), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)	10,890,000
10,000,000		Austin, TX, MERLOTS, (Series 2000-A26), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	10,000,000
30,000,000		Bexar County, HFDA, Weekly VRDNs (Air Force Village)/(Bank of America, N.A. LOC)	30,000,000
9,365,000	[2]	Collin County, TX, (PT-1156), 4.65% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 6/14/2001	9,365,000
5,575,000	[2]	Conroe, TX ISD, (PT-1168), 4.50% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 7/26/2001	5,575,000
10,000,000	[2]	Dallas, TX, (PT-369), 4.50% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 6/14/2001	10,000,000
400,000		Grapevine, TX, IDC, SimuFlite Training International Project, (Series 1993), Weekly VRDNs (Southern Air Transport, Inc.)/(Bank of Montreal LOC)	400,000
5,000,000		Harris County, TX HFDC, (Series 2000), Weekly VRDNs (St. Dominic Village)/(Chase Bank of Texas LOC)	5,000,000
12,000,000		Houston, TX Airport System, MERLOTS, (Series 2000-A25), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	12,000,000
12,000,000		Houston, TX ISD, Floater Certificates, (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley, Dean Witter & Co. LIQ)	12,000,000
26,300,000		Houston, TX, (Series 1996 B), 2.05% CP, Mandatory Tender 2/8/2001	26,300,000
2,000,000		North Central Texas HFDC, Variable Rate Revenue Bonds, (Series 1999C), Weekly VRDNs (Northwest Senior Housing Corp.)/(LaSalle Bank, N.A. LOC)	2,000,000
1,370,000		North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America, N.A. LOC)	1,370,000
4,940,000	[2]	Round Rock ISD, TX, (PT-1138), 4.45% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Mandatory Tender 7/12/2001	4,940,000
10,000,000	[2]	San Antonio ISD, TX, (PT-1184), 4.40% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 9/13/2001	10,000,000
4,000,000		San Antonio, TX Electric & Gas, Municipal Securities Trust Receipts, (Series 1997 SG 101), Weekly VRDNs (Societe Generale, Paris LIQ)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$9,890,000	[2]	San Antonio, TX Electric & Gas, (PT-1110), 4.75% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 5/3/2001	$9,890,000
3,620,000		TX Pooled Tax Exempt Trust, Certificates of Participation, (Series 1996), Weekly VRDNs (Bank One, Texas N.A. LOC)	3,620,000
6,580,000	[2]	Tarrant County, TX Housing Finance Corporation, (PT-480), 4.25% TOBs (Windcastle Apartments)/(FHLMC GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 12/6/2001	6,580,000
11,510,000	[2]	Tarrant County, TX Housing Finance Corporation, (PT-482), 4.25% TOBs (Bear Creek Apartments)/(FHLMC GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 12/6/2001	11,510,000
8,625,000		Tarrant County TX, HFA, (Series A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank LOC)	8,625,000
4,995,000	[2]	Texas State Department of Housing & Community Affairs, (PT-361), 4.45% TOBs, (MBIA INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ), Optional Tender 8/9/2001	4,995,000
105,000,000		Texas State, 5.25% TRANs, 8/31/2001	105,585,172
30,500,000		Texas State, TRANs, Trust Receipts, (Series 2000 FR-RI-L18), Weekly VRDNs (Lehman Brothers, Inc. LIQ)	30,500,000
2,990,000		Texas Turnpike Authority, Trust Receipt, (Series 2000 FR/RI-N2), Weekly VRDNs (Bank of New York LIQ)/(United States Treasury PRF)	2,990,000

		TOTAL	359,131,172

		Utah--0.4%
5,000,000		Weber County, UT, (Series 2000A), Weekly VRDNs (IHC Health Services, Inc.)/(Dexia Public Finance Bank S.A. LIQ)	5,000,000
10,000,000		Weber County, UT, (Series 2000B), Weekly VRDNs (IHC Health Services, Inc.)/(Westdeutsche Landesbank Girozentrale LIQ)	10,000,000

		TOTAL	15,000,000

		Vermont--0.0%
660,000		Vermont Educational and Health Buildings Financing Agency, (Series 1995 A), Weekly VRDNs (KeyBank, N.A. LOC)	660,000

		Virginia--3.8%
21,910,000		ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT), (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	21,910,000
7,735,000		Alexandria, VA IDA, (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank, Richmond, VA LOC)	7,735,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$4,620,000		Alexandria, VA Redevelopment and Housing Authority, (Series 1996A), Weekly VRDNs (Glebe Park Apartments Project)/(KBC Bank N.V. LOC)	$4,620,000
13,000,000		Arlington County, VA, (Series 2000), 5.05% BANs, 7/1/2001	13,000,474
3,125,000		Arlington County, VA, (Series 2000A), Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank, Richmond, VA LOC)	3,125,000
10,000,000		Chesterfield County, VA IDA, (Series 1987A), 4.20% CP (Virginia Electric Power Co.), Mandatory Tender 2/5/2001	10,000,000
3,500,000		Fairfax County, VA EDA, (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(Mellon Bank NA, Pittsburgh, PA LOC)	3,500,000
11,000,000		Fairfax County, VA IDA, (Series 1998), Trust Receipts FR/RI-A35 Weekly VRDNs (Fairfax Hospital System)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	11,000,000
3,000,000		Fauquier County, VA IDA, Refunding Revenue Bonds Weekly VRDNs (Warrenton Development Co.)/(Fleet Bank N.A., LOC)	3,000,000
1,000,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998), Weekly VRDNs (Township Apartments)/(AmSouth Bank N.A., Birmingham, AL LOC)	1,000,000
6,000,000		Henrico County, VA EDA, (Series 2000), Weekly VRDNs (Westminster-Canterbury of Richmond)/(SunTrust Bank, Richmond, VA LOC)	6,000,000
17,500,000		James City County, VA IDA, (Series 1997), Weekly VRDNs (Riverside Health System-Patriots Colony)	17,500,000
1,500,000		Newport News, VA Redevelopment & Housing Authority, (Series 1999), Weekly VRDNs (River Park Towers)/(Bank One, Arizona N.A. LOC)	1,500,000
13,000,000		Norfolk, VA Water Revenue, (Series 2000), 5.30% BANs, 6/30/2001	13,001,729
7,500,000		Roanoke, VA IDA, Hospital Revenue Bonds, (Series 1995C), Weekly VRDNs (Carilion Health System Obligated Group)/(First Union National Bank, Charlotte, NC LIQ)	7,500,000
6,500,000		Spotsylvania County, VA IDA, (Series 1993), Weekly VRDNs (Carlisle Corporation)/(SunTrust Bank LOC)	6,500,000
17,700,000		York County, VA IDA, (Series 1985), 4.20% CP (Virginia Electric Power Co.), Mandatory Tender 2/1/2001	17,700,000
10,000,000		York County, VA IDA, (Series 1985), 4.20% CP (Virginia Electric Power Co.), Mandatory Tender 2/5/2001	10,000,000

		TOTAL	158,592,203

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--1.9%
$4,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 1998-16), Weekly VRDNs (Port of Seattle, WA)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$4,000,000
11,957,000		ABN AMRO MuniTops Certificates Trust (Multistate Non-AMT), (Series 1999-12), Weekly VRDNs (Washington State)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	11,957,000
5,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT), (Series 2001-1), Weekly VRDNs (King County, WA)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	5,000,000
10,000,000		King County, WA, MERLOTS, (Series 2000 E), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	10,000,000
2,200,000		Port of Seattle, WA, IDR Bonds, (Series 1985), Weekly VRDNs (Douglas Management Co.)/(Mellon Bank NA, Pittsburgh, PA LOC)	2,200,000
28,000,000		Port of Seattle, WA, (Series 1999A), Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	28,000,000
15,635,000	[2]	Washington State Public Power Supply System, MERLOTS, (Series 2000 A19), 4.40% TOBs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 11/1/2001	15,635,000
3,000,000		Washington State Public Power Supply System, Refunding Revenue Bonds (Nuclear Project No. 2), (Series 1997A), 5.00% Bonds, 7/1/2001	3,009,049

		TOTAL	79,801,049

		West Virginia--1.3%
7,005,000		Cabell County Commission, WV, Life Care Facilities Multi-Option Revenue Bonds, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	7,005,000
1,500,000		Cabell County, WV Board of Education, Refunding UT GO Bonds, 6.00% Bonds (West Virginia State GTD), 5/1/2001	1,509,293
14,500,000		Marshall County, WV, PCR, (Series 1992), Weekly VRDNs (PPG Industries, Inc.)	14,500,000
31,140,000		West Virginia State Hospital Finance Authority, (Series 2000A), Weekly VRDNs (WVHA Pooled Loan Financing Program)/(Bank of America, N.A. INV)/(BNP Paribas and Bank of Nova Scotia, Toronto LIQs)	31,140,000

		TOTAL	54,154,293

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--4.2%
$2,100,000		Cedarburg, WI School District, 4.50% BANs, 12/1/2001	$2,101,807
3,200,000		Cedarburg, WI School District, 4.625% TRANs, 9/7/2001	3,204,125
9,750,000		D.C. Everest Area School District, WI, 4.56% BANs, 8/1/2001	9,756,784
5,000,000		D.C. Everest Area School District, WI, 4.75% TRANs, 8/23/2001	5,003,960
3,250,000		Hancock, WI, IDRB, (Series 1996), Weekly VRDNs (Ore-Ida Foods, Inc.)/(Heinz (H.J.) Co. GTD)	3,250,000
18,000,000		Kenosha, WI United School District No. 1, (Series 2000B), 4.50% TRANs, 11/1/2001	18,028,368
3,200,000		La Crosse, WI School District, 4.65% TRANs, 9/27/2001	3,205,027
5,500,000		Middleton-Cross Plains Area School District, 4.75% TRANs, 8/23/2001	5,511,414
45,250,000		Milwaukee, WI, Trust Receipts, (Series 2000 FR/RI-A8), Weekly VRDNs (Bank of New York LIQ)	45,250,000
2,620,000		Nicolet, WI High School District, 4.75% TRANs, 10/23/2001	2,624,695
2,750,000		Rhinelander, WI School District, 4.625% TRANs, 9/27/2001	2,753,172
5,000,000		Sheboygan, WI Area School District, 4.75% TRANs, 8/30/2001	5,009,670
2,600,000		Slinger, WI School District, 4.75% TRANs, 9/26/2001	2,604,028
5,000,000		Stevens Point, WI Area Public School District, 4.60% TRANs, 10/12/2001	5,006,973
7,900,000		Sun Prairie, WI Area School District, 5.00% TRANs, 8/23/2001	7,925,245
3,500,000		Tomah, WI Area School District, 4.70% TRANs, 9/25/2001	3,504,746
4,700,000		Verona, WI Area School District, 4.60% TRANs, 8/27/2001	4,706,405
2,700,000		Wausau, WI School District, 4.625% TRANs, 9/24/2001	2,703,730
4,950,000		Webster School Distrist, WI, 4.76% BANs, 7/2/2001	4,951,549
1,960,000		Wisconsin HEFA, (Series 1997), Weekly VRDNs (Cedar Crest, Inc.)/(Bank One, Wisconsin, N.A. LOC)	1,960,000
6,000,000		Wisconsin HEFA, (Series 1999C), Weekly VRDNs (Aurora Health Care, Inc.)/(Bank One, Wisconsin, N.A. LOC)	6,000,000
21,590,000		Wisconsin HEFA, MERLOTS, (Series 1997 B), Weekly VRDNs (Sinai Samaritan Medical Center, Inc.)/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	21,590,000
9,030,000	[2]	Wisconsin State, (PT-1137), 4.30% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 2/15/2001	9,030,000

		TOTAL	175,681,698

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wyoming--0.1%
$1,845,000		Douglas, WY, 4.625% TOBs (Safeway, Inc.)/(Bankers Trust Co., New York LOC) 6/1/2001	$1,845,000
1,125,000		Natrona County, WY Hospital Revenue, 6.175% TOBs (Grainger (W.W.), Inc.), Optional Tender 6/1/2001	1,125,000

		TOTAL	2,970,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$4,180,219,734

1 The Fund invests in securities rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1, or VMIG-1 by Moody's Investors Service, Inc., or F-1+ or F-1 - by Fitch IBCA, Inc. are all considered rated in the highest short-term rating category. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First Tier security. At January 31, 2001, the portfolio securities were rated as follows:

Tier Rating Based On Total Market Value (Unaudited)

First Tier	Second Tier
100.0%	0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At January 31, 2001 these securities amounted to $362,675,000 which represents 8.7% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($4,188,689,412) at January 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDR	--Economic Development Revenue
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDA	--Health Facility Development Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOCs	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VHA	--Veterans Housing Administration
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2001 (unaudited)

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Assets:
Investments in repurchase agreements	$5,727,574,000	$--	$--
Investments in securities	3,469,662,491	3,946,782,161	548,906,468

Total investments in securities, at amortized cost and value	9,197,236,491	3,946,782,161	548,906,468
Cash	302,602	2,678,199	73,541
Income receivable	40,389,497	14,683,319	4,178,879
Receivable for shares sold	10,824	--	--

TOTAL ASSETS	9,237,939,414	3,964,143,679	553,158,888

Liabilities:
Payable for shares redeemed	232	--	--
Income distribution payable	44,334,104	19,180,581	1,632,786
Accrued expenses	872,684	562,547	79,582

TOTAL LIABILITIES	45,207,020	19,743,128	1,712,368

TOTAL NET ASSETS	$9,192,732,394	$3,944,400,551	$551,446,520

Net Assets:
Institutional Shares	$5,836,103,131	$1,789,648,854	$237,373,903
Institutional Service Shares	3,356,629,263	2,154,751,697	215,418,705
Institutional Capital Shares	--	--	98,653,912

TOTAL NET ASSETS	$9,192,732,394	$3,944,400,551	$551,446,520

Shares Outstanding:
Institutional Shares	5,836,103,131	1,789,648,854	237,373,903
Institutional Service Shares	3,356,629,263	2,154,751,697	215,418,705
Institutional Capital Shares	--	--	98,653,912
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

January 31, 2001 (unaudited)

	Prime Cash Obligations Fund	Prime Value Obligations Fund	Tax-Free Obligations Fund
Assets:
Investments in repurchase agreements	$341,880,000	$141,197,000	$--
Investments in securities	5,897,753,485	5,192,575,360	4,180,219,734

Total investments in securities, at amortized cost and value	6,239,633,485	5,333,772,360	4,180,219,734
Cash	167,392	559,340	477,575
Income receivable	33,996,316	29,532,970	29,218,054
Receivable for investments sold	--	--	150,000
Receivable for shares sold	--	37,860	--

TOTAL ASSETS	6,273,797,193	5,363,902,530	4,210,065,363

Liabilities:
Payable for investments purchased	--	68,751,704	9,819,159
Income distribution payable	30,841,320	26,132,612	11,019,250
Accrued expenses	432,385	315,761	537,542

TOTAL LIABILITIES	31,273,705	95,200,077	21,375,951

TOTAL NET ASSETS	$6,242,523,488	$5,268,702,453	$4,188,689,412

Net Assets Consist of:
Paid-in capital	$6,242,523,488	$5,268,702,453	$4,188,586,255
Accumulated net realized gain on investments	--	--	32,749
Undistributed net investment income	--	--	70,408

TOTAL NET ASSETS	$6,242,523,488	$5,268,702,453	$4,188,689,412

Net Assets:
Institutional Shares	$4,482,627,852	$4,066,110,829	$2,992,778,135
Institutional Service Shares	1,474,263,677	844,346,001	1,195,911,277
Institutional Capital Shares	285,631,959	358,245,623	--

TOTAL NET ASSETS	$6,242,523,488	$5,268,702,453	$4,188,689,412

Shares Outstanding:
Institutional Shares	4,482,627,852	4,066,110,829	2,992,732,536
Institutional Service Shares	1,474,263,677	844,346,001	1,195,873,132
Institutional Capital Shares	285,631,959	358,245,623	--
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Institutional Service Shares	$1.00	$1.00	$1.00

Institutional Capital Shares	$1.00	$1.00	--

See Notes which are an integral part of the Financial Statements

Statements of Operations

January 31, 2001 (unaudited)

	Government Obligations Fund	Government Obligations Tax-Managed Fund	Municipal Obligations Fund
Investment Income:
Interest	$262,824,922	$116,264,455	$16,444,064

Expenses:
Investment adviser fee	8,001,648	3,552,668	752,050
Administrative personnel and services fee	3,012,620	1,337,580	283,147
Custodian fees	207,653	70,300	18,802
Transfer and dividend disbursing agent fees and expenses	89,776	17,763	31,046
Directors'/Trustees' fees	30,543	11,923	2,256
Auditing fees	6,538	6,594	5,640
Legal fees	12,002	5,329	11,281
Portfolio accounting fees	282,595	147,677	62,420
Shareholder services fee-Institutional Shares	6,357,836	1,947,763	--
Shareholder services fee--Institutional Service Shares	3,644,224	2,493,072	327,441
Shareholder services fee--Institutional Capital Shares	--	--	96,655
Share registration costs	28,006	19,028	39,482
Printing and postage	16,003	8,370	7,520
Insurance premiums	6,538	3,553	17,673
Taxes	--	--	--
Miscellaneous	22,931	13,699	2,632

TOTAL EXPENSES	21,718,913	9,635,319	1,658,045

Waivers:
Waiver of investment adviser fee	(3,539,171)	(1,563,658)	(532,827)
Waiver of shareholder services fee--Institutional Shares	(6,357,836)	(1,947,763)	--
Waiver of shareholder services fee--Institutional Capital Shares	--	--	(57,993)

TOTAL WAIVERS	(9,897,007)	(3,511,421)	(590,820)

Net expenses	11,821,906	6,123,898	1,067,225

Net investment income	$251,003,016	$110,140,557	$15,376,839

See Notes which are an integral part of the Financial Statements

Statements of Operations

January 31, 2001 (unaudited)

	Prime Cash Obligations Fund	Prime Value Obligations Fund	Tax-Free Obligations Fund
Investment Income:
Interest	$154,590,959	$137,266,765	$84,027,030

Expenses:
Investment adviser fee	4,664,412	4,110,403	4,051,956
Administrative personnel and services fee	1,756,151	1,547,567	1,525,561
Custodian fees	135,133	75,628	60,250
Transfer and dividend disbursing agent fees and expenses	63,910	84,806	43,495
Directors'/Trustees' fees	15,434	10,276	15,678
Auditing fees	6,997	6,166	7,575
Legal fees	13,993	11,627	10,568
Portfolio accounting fees	188,017	171,932	162,516
Shareholder services fee--Institutional Shares	--	--	3,581,200
Shareholder services fee--Institutional Service Shares	1,577,548	981,351	1,483,745
Shareholder services fee--Institutional Capital Shares	329,849	384,051	--
Share registration costs	51,714	31,475	11,627
Printing and postage	11,661	14,386	10,130
Insurance premiums	108,380	68,468	59,538
Miscellaneous	18,315	11,627	5,549

TOTAL EXPENSES	8,941,514	7,509,763	11,029,388

Waivers:
Waiver of investment adviser fee	(2,707,142)	(2,734,885)	(1,823,344)
Waiver of shareholder services fee--Institutional Shares	--	--	(3,581,200)
Waiver of shareholder services fee--Institutional Capital Shares	(197,909)	(230,431)	--

TOTAL WAIVERS	(2,905,051)	(2,965,316)	(5,404,544)

Net expenses	6,036,463	4,544,447	5,624,844

Net investment income	148,554,496	132,722,318	78,402,186

Realized and Unrealized Gain on Investments:
Net realized gain on investments	--	--	42,166

Change in net assets resulting from operations	$148,554,496	$132,722,318	$78,444,352

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Government Obligations Fund
	Six Months Ended (unaudited)	Year Ended
	1/31/2001	7/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$251,003,016	$394,135,176

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(161,947,990)	(269,225,314)
Institutional Service Shares	(89,055,026)	(124,909,862)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(251,003,016)	(394,135,176)

Share Transactions:
Proceeds from sale of shares	39,165,632,341	71,999,908,474
Net asset value of shares issued to shareholders in payment of distribution declared	79,949,835	142,169,798
Cost of shares redeemed	(37,127,142,602)	(71,653,620,419)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	2,118,439,574	488,457,853

Change in net assets	2,118,439,574	488,457,853

Net Assets:
Beginning of period	7,074,292,820	6,585,834,967

End of period	$9,192,732,394	$7,074,292,820

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Government Obligations Tax-Managed Fund
	Six Months Ended (unaudited)	Year Ended
	1/31/2001	7/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$110,140,557	$152,917,904

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(49,478,216)	(71,118,765)
Institutional Service Shares	(60,662,341)	(81,799,139)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(110,140,557)	(152,917,904)

Share Transactions:
Proceeds from sale of shares	7,263,353,351	11,914,254,814
Net asset value of shares issued to shareholders in payment of distribution declared	19,119,907	30,935,152
Cost of shares redeemed	(6,577,417,924)	(11,101,812,043)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	705,055,334	843,377,923

Change in net assets	705,055,334	843,377,923

Net Assets:
Beginning of period	3,239,345,217	2,395,967,294

End of period	$3,944,400,551	$3,239,345,217

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Municipal Obligations Fund
	Six Months Ended (unaudited)	Year Ended
	1/31/2001	7/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,376,839	$24,431,758

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,606,065)	(14,946,883)
Institutional Service Shares	(5,153,257)	(6,115,738)
Institutional Capital Shares	(1,617,517)	(3,369,137)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,376,839)	(24,431,758)

Share Transactions:
Proceeds from sale of shares	3,851,095,952	7,539,409,734
Net asset value of shares issued to shareholders in payment of distribution declared	6,024,876	10,150,680
Cost of shares redeemed	(4,090,150,090)	(7,300,410,711)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	(233,029,262)	249,149,703

Change in net assets	(233,029,262)	249,149,703

Net Assets:
Beginning of period	784,475,782	535,326,079

End of period	$551,446,520	$784,475,782

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Prime Cash Obligations Fund
	Six Months Ended (unaudited)	Year Ended
	1/31/2001	7/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$148,554,496	$222,055,062

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(101,031,780)	(151,779,545)
Institutional Service Shares	(39,122,157)	(56,953,675)
Institutional Capital Shares	(8,400,559)	(13,321,842)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(148,554,496)	(222,055,062)

Share Transactions:
Proceeds from sale of shares	27,638,712,161	54,690,380,490
Net asset value of shares issued to shareholders in payment of distribution declared	68,355,533	130,063,721
Cost of shares redeemed	(25,194,243,022)	(54,224,446,043)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	2,512,824,672	595,998,168

Change in net assets	2,512,824,672	595,998,168

Net Assets:
Beginning of period	3,729,698,816	3,133,700,648

End of period	$6,242,523,488	$3,729,698,816

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Prime Value Obligations Fund
	Six Months Ended (unaudited)	Year Ended
	1/31/2001	7/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$132,722,318	$145,198,409

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(98,301,650)	(93,855,530)
Institutional Service Shares	(24,588,047)	(35,790,514)
Institutional Capital Shares	(9,832,621)	(15,552,365)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(132,722,318)	(145,198,409)

Share Transactions:
Proceeds from sale of shares	34,932,650,137	39,573,731,184
Net asset value of shares issued to shareholders in payment of distribution declared	76,012,093	95,258,257
Cost of shares redeemed	(32,737,207,732)	(38,802,951,219)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	2,271,454,498	866,038,222

Change in net assets	2,271,454,498	866,038,222

Net Assets:
Beginning of period	2,997,247,955	2,131,209,733

End of period	$5,268,702,453	$2,997,247,955

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Tax-Free Obligations Fund
	Six Months Ended (unaudited)	Year Ended
	1/31/2001	7/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$78,402,186	$124,595,075
Net realized gain on investments	42,166	38,568

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	78,444,352	124,633,643

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(56,472,799)	(89,762,257)
Institutional Service Shares	(21,929,387)	(34,832,818)

CHANGE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS	(78,402,186)	(124,595,075)

Share Transactions:
Proceeds from sale of shares	9,351,014,479	16,225,780,727
Net asset value of shares issued to shareholders in payment of distribution declared	9,063,300	12,617,904
Cost of shares redeemed	(8,727,382,456)	(16,199,832,538)

CHANGE IN NET ASSETS FROM SHARE TRANSACTIONS	632,695,323	38,566,093

Change in net assets	632,737,489	38,604,661

Net Assets:
Beginning of period	3,555,951,923	3,517,347,262

End of period	$4,188,689,412	$3,555,951,923

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income	Distributions From Net Realized Gain on Investments
Government Obligations Fund
July 31,1996	$1.00	0.05	(0.05)	--
July 31,1997	$1.00	0.05	(0.05)	--
July 31,1998	$1.00	0.05	(0.05)	--
July 31,1999	$1.00	0.05	(0.05)	--
July 31, 2000[3]	$1.00	0.06	(0.06)	--
January 31, 2001[4]	$1.00	0.03	(0.03)	--

Government Obligations Tax-Managed Fund
July 31, 1996	$1.00	0.05	(0.05)	--
July 31, 1997	$1.00	0.05	(0.05)	--
July 31, 1998	$1.00	0.05	(0.05)	--
July 31, 1999	$1.00	0.05	(0.05)	--
July 31, 2000[3]	$1.00	0.06	(0.06)	--
January 31, 2001[4]	$1.00	0.03	(0.03)	--

Municipal Obligations Fund
January 31, 1996	$1.00	0.04	(0.04)	(0.00)[6]
January 31, 1997[7]	$1.00	0.04	(0.04)	--
January 31, 1998	$1.00	0.04	(0.04)	--
January 31, 1999	$1.00	0.03	(0.03)	--
July 31, 1999[8]	$1.00	0.02	(0.02)	--
July 31, 2000[3]	$1.00	0.04	(0.04)	--
January 31, 2001[4]	$1.00	0.02	(0.02)	--

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 For the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

4 For the six months ended January 31, 2001 (unaudited).

5 Computed on an annualized basis.

6 Amount represents less than ($0.01) per share.

7 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

8 The fund changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of Financial Statements

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 omitted)

$1.00	5.55%	0.20%		5.41%		0.36%		$2,182,999
$1.00	5.43%	0.20%		5.32%		0.35%		$3,293,392
$1.00	5.59%	0.20%		5.45%		0.35%		$3,707,106
$1.00	5.04%	0.20%		4.92%		0.34%		$4,498,581
$1.00	5.80%	0.20%		5.64%		0.34%		$4,431,985
$1.00	3.25%	0.20%	[5]	6.37%	[5]	0.34%	[5]	$5,836,103

$1.00	5.50%	0.17%		5.28%		0.44%		$199,243
$1.00	5.35%	0.20%		5.26%		0.38%		$510,683
$1.00	5.49%	0.20%		5.35%		0.37%		$953,268
$1.00	5.00%	0.20%		4.88%		0.35%		$1,066,412
$1.00	5.77%	0.20%		5.65%		0.35%		$1,298,674
$1.00	3.23%	0.20%	[5]	6.35%	[5]	0.34%	[5]	$1,789,649

$1.00	4.03%	0.18%		3.95%		0.12%		$135,120
$1.00	3.56%	0.18%		3.48%		0.20%		$159,561
$1.00	3.68%	0.18%		3.57%		0.23%		$217,838
$1.00	3.53%	0.18%		3.41%		0.41%		$303,899
$1.00	1.59%	0.18%	[5]	3.17%	[5]	0.18%	[5]	$354,034
$1.00	3.92%	0.18%		3.78%		0.15%		$445,659
$1.00	2.14%	0.18%	[5]	4.17%	[5]	0.14%	[5]	$237,374

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income
Prime Cash Obligations Fund
January 31, 1996	$1.00	0.06	(0.06)
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.06	(0.06)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[4]	$1.00	0.02	(0.02)
July 31, 2000[6]	$1.00	0.06	(0.06)
January 31, 2001[7]	$1.00	0.03	(0.03)

Prime Value Obligations Fund
January 31, 1996	$1.00	0.06	(0.06)
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.06	(0.06)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[4]	$1.00	0.02	(0.02)
July 31, 2000[6]	$1.00	0.06	(0.06)
January 31, 2001[7]	$1.00	0.03	(0.03)

Tax-Free Obligations Fund
July 31, 1996	$1.00	0.03	(0.03)
July 31, 1997	$1.00	0.03	(0.03)
July 31, 1998	$1.00	0.03	(0.03)
July 31, 1999	$1.00	0.03	(0.03)
July 31, 2000[6]	$1.00	0.04	(0.04)
January 31, 2001[7]	$1.00	0.02	(0.02)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

4 The fund changed its fiscal year-end from January 31 to July 31.

5 Computed on an annualized basis.

6 For the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

7 For the six months ended January 31, 2001 (unaudited).

See Notes which are an integral part of Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 omitted)

$1.00	6.08%		0.17%		5.90%		0.08%		$3,919,186
$1.00	5.38%		0.18%		5.25%		0.14%		$1,572,912
$1.00	5.61%		0.18%		5.44%		0.12%		$1,100,620
$1.00	5.50%		0.18%		5.29%		0.37%		$1,825,266
$1.00	2.42%		0.18%	[5]	4.81%	[5]	0.13%	[5]	$1,929,887
$1.00	5.91%		0.18%		5.77%		0.12%		$2,471,383
$1.00	3.30%		0.18%	[5]	6.44%	[5]	0.12%	[5]	$4,482,628

$1.00	6.10%		0.17%		5.93%		0.08%		$2,754,390
$1.00	5.41%		0.16%		5.29%		0.15%		$387,994
$1.00	5.68%		0.14%		5.59%		0.18%		$865,742
$1.00	5.53%		0.16%		5.37%		0.40%		$1,474,123
$1.00	2.44%		0.16%	[5]	4.87%	[5]	0.15%	[5]	$1,147,717
$1.00	5.92%		0.16%		5.91%		0.15%		$2,051,666
$1.00	3.33%		0.16%	[5]	6.51%	[5]	0.13%	[5]	$4,066,111

$1.00	3.55%		0.20%		3.46%		0.36%		$1,514,979
$1.00	3.49%		0.20%		3.43%		0.35%		$1,474,180
$1.00	3.50%		0.20%		3.45%		0.35%		$2,279,770
$1.00	3.14%		0.20%		3.08%		0.35%		$2,461,697
$1.00	3.69%		0.20%		3.61%		0.35%		$2,464,779
$1.00	2.02%		0.20%	[5]	3.94%	[5]	0.34%	[5]	$2,992,778

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income
Government Obligations Fund
July 31, 1996	$1.00	0.05	(0.05)
July 31, 1997	$1.00	0.05	(0.05)
July 31, 1998	$1.00	0.05	(0.05)
July 31, 1999	$1.00	0.05	(0.05)
July 31, 2000[3]	$1.00	0.05	(0.05)
January 31, 2001[4]	$1.00	0.03	(0.03)

Government Obligations Tax-Managed Fund
July 31, 1996	$1.00	0.05	(0.05)
July 31, 1997	$1.00	0.05	(0.05)
July 31, 1998	$1.00	0.05	(0.05)
July 31, 1999	$1.00	0.05	(0.05)
July 31, 2000[3]	$1.00	0.05	(0.05)
January 31, 2001[4]	$1.00	0.03	(0.03)

Municipal Obligations Fund
January 31,1997[6,7]	$1.00	0.03	(0.03)
January 31,1998	$1.00	0.03	(0.03)
January 31, 1999	$1.00	0.03	(0.03)
July 31,1999[8]	$1.00	0.01	(0.01)
July 31, 2000[3]	$1.00	0.04	(0.04)
January 31, 2001[4]	$1.00	0.02	(0.02)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 For the year ended July 31, 2000. the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

4 For the six months ended January 31, 2001 (unaudited).

5 Computed on an annualized basis.

6 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

7 Reflects operations for the period from February 1, 1996 (date of initial public offering) to January 31, 1997.

8 The fund changed its fiscal year-end from January 31 to July 31.

See Notes which are an integral part of Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 omitted)

$1.00	5.29%		0.45%		5.14%		0.11%		$702,274
$1.00	5.16%		0.45%		5.06%		0.10%		$936,869
$1.00	5.33%		0.45%		5.23%		0.10%		$1,672,417
$1.00	4.78%		0.45%		4.67%		0.09%		$2,087,254
$1.00	5.54%		0.45%		5.44%		0.09%		$2,642,307
$1.00	3.12%		0.45%	[5]	6.11%	[5]	0.09%	[5]	$3,356,629

$1.00	5.23%		0.42%		5.00%		0.19%		$322,698
$1.00	5.09%		0.45%		4.97%		0.13%		$421,095
$1.00	5.23%		0.45%		5.11%		0.12%		$830,652
$1.00	4.74%		0.45%		4.63%		0.10%		$1,329,556
$1.00	5.50%		0.45%		5.42%		0.10%		$1,940,671
$1.00	3.10%		0.45%	[5]	6.08%	[5]	0.09%	[5]	$2,154,752

$1.00	3.31%		0.43%		3.08%		0.21%		$0.30
$1.00	3.43%		0.43%		3.48%		0.23%		$41,216
$1.00	3.27%		0.43%		3.22%		0.16%		$67,832
$1.00	1.47%		0.43%	[5]	2.98%	[5]	0.18%	[5]	$106,684
$1.00	3.66%		0.43%		3.75%		0.15%		$266,103
$1.00	2.01%		0.43%	[5]	3.93%	[5]	0.14%	[5]	$215,419

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Period Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income
Prime Cash Obligations Fund
January 31, 1996	$1.00	0.06	(0.06)
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[4]	$1.00	0.02	(0.02)
July 31, 2000[6]	$1.00	0.06	(0.06)
January 31, 2001[7]	$1.00	0.03	(0.03)

Prime Value Obligations Fund
January 31, 1996	$1.00	0.06	(0.06)
January 31, 1997[3]	$1.00	0.05	(0.05)
January 31, 1998	$1.00	0.05	(0.05)
January 31, 1999	$1.00	0.05	(0.05)
July 31, 1999[4]	$1.00	0.02	(0.02)
July 31, 2000[6]	$1.00	0.06	(0.06)
January 31, 2001[7]	$1.00	0.03	(0.03)

Tax-Free Obligations Fund
July 31, 1996	$1.00	0.03	(0.03)
July 31, 1997	$1.00	0.03	(0.03)
July 31, 1998	$1.00	0.03	(0.03)
July 31, 1999	$1.00	0.03	(0.03)
July 31, 2000[6]	$1.00	0.03	(0.03)
January 31, 2001[7]	$1.00	0.02	(0.02)

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

3 Federated Investment Management Company, formerly Federated Management, became the fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the fund's investment adviser.

4 The fund changed its fiscal year-end from January 31 to July 31.

5 Computed on an annualized basis.

6 For the year ended July 31, 2000, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

7 For the six months ended January 31, 2001 (unaudited).

See Notes which are an integral part of Financial Statements

			Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return	[1]	Expenses		Net Investment Income		Expense Waiver/ Reimbursement	[2]	Net Assets, End of Period (000 omitted)

$1.00	5.83%		0.42%		5.65%		0.08%		$324,474
$1.00	5.11%		0.43%		5.02%		0.14%		$412,762
$1.00	5.34%		0.43%		5.29%		0.12%		$668,665
$1.00	5.23%		0.43%		5.09%		0.12%		$894,851
$1.00	2.29%		0.43%	[5]	4.63%	[5]	0.13%	[5]	$957,998
$1.00	5.65%		0.43%		5.55%		0.12%		$1,095,034
$1.00	3.17%		0.43%	[5]	6.20%	[5]	0.12%	[5]	$1,474,264

$1.00	5.84%		0.42%		5.68%		0.08%		$20,372
$1.00	5.15%		0.41%		5.05%		0.16%		$18,415
$1.00	5.41%		0.39%		5.32%		0.17%		$325,390
$1.00	5.27%		0.41%		5.13%		0.15%		$495,172
$1.00	2.31%		0.41%	[5]	4.64%	[5]	0.15%	[5]	$707,737
$1.00	5.66%		0.41%		5.52%		0.15%		$708,801
$1.00	3.20%		0.41%	[5]	6.26%	[5]	0.13%	[5]	$844,346

$1.00	3.29%		0.45%		3.22%		0.11%		$406,408
$1.00	3.24%		0.45%		3.19%		0.10%		$587,983
$1.00	3.25%		0.45%		3.20%		0.10%		$940,516
$1.00	2.89%		0.45%		2.83%		0.10%		$1,055,650
$1.00	3.43%		0.45%		3.39%		0.10%		$1,091,173
$1.00	1.89%		0.45%	[5]	3.69%	[5]	0.09%	[5]	$1,195,911

Notes to Financial Statements

January 31, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Class of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal.
Government Obligations Tax-Managed Fund	non-diversified	Institutional Shares Institutional Service Shares	To provide current income consistent with stability of principal and liquidity.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Tax-Free Obligations Fund	non-diversified	Institutional Shares Institutional Service Shares	To provide dividend income exempt from federal regular income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; difference in per share dividend rates are generally due to differences in separate class expenses.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At July 31, 2000, the Tax-Free Obligations Fund for federal tax purposes, had a capital loss carryforward of $797, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Government Obligations Fund	Six Months Ended 1/31/2001	Year Ended 7/31/2000
Institutional Shares:
Shares sold	27,893,943,992	42,321,529,617
Shares issued to shareholders in payment of distributions declared	45,711,208	82,665,569
Shares redeemed	(26,535,537,429)	(42,470,790,676)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,404,117,771	(66,595,490)

Institutional Service Shares:
Shares sold	11,271,688,349	29,678,378,857
Shares issued to shareholders in payment of distributions declared	34,238,627	59,504,229
Shares redeemed	(10,591,605,173)	(29,182,829,743)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	714,321,803	555,053,343

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,118,439,574	488,457,853

Government Obligations Tax-Managed Fund
Institutional Shares:
Shares sold	3,242,158,050	4,857,084,465
Shares issued to shareholders in payment of distributions declared	3,602,378	6,602,562
Shares redeemed	(2,754,785,597)	(4,631,424,664)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	490,974,831	232,262,363

Institutional Service Shares:
Shares sold	4,021,195,301	7,057,170,349
Shares issued to shareholders in payment of distributions declared	15,517,529	24,332,590
Shares redeemed	(3,822,632,327)	(6,470,387,379)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	214,080,503	611,115,560

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	705,055,334	843,377,923

Municipal Obligations Fund	Six Months Ended 1/31/2001	Year Ended 7/31/2000
Institutional Shares:
Shares sold	2,909,740,773	6,101,965,080
Shares issued to shareholders in payment of distributions declared	1,906,925	3,137,331
Shares redeemed	(3,119,932,546)	(6,013,477,287)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSCATIONS	(208,284,848)	91,625,124

Institutional Service Shares:
Shares sold	509,430,984	766,373,008
Shares issued to shareholders in payment of distributions declared	3,399,211	5,225,410
Shares redeemed	(563,514,427)	(612,179,039)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(50,684,232)	159,419,379

Institutional Capital Shares:
Shares sold	431,924,195	671,071,646
Shares issued to shareholders in payment of distributions declared	718,740	1,787,939
Shares redeemed	(406,703,117)	(674,754,385)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	25,939,818	(1,894,800)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(233,029,262)	249,149,703

Prime Cash Obligations Fund	Six Months Ended 1/31/2001	Year Ended 7/31/2000
Institutional Shares:
Shares sold	21,811,134,959	43,306,204,878
Shares issued to shareholders in payment of distributions declared	57,176,891	107,697,226
Shares redeemed	(19,857,067,014)	(42,872,406,455)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,011,244,836	541,495,649

Institutional Service Shares:
Shares sold	4,316,933,923	9,407,726,653
Shares issued to shareholders in payment of distributions declared	7,729,282	16,605,386
Shares redeemed	(3,945,433,514)	(9,287,296,105)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	379,229,691	137,035,934

Institutional Capital Shares:
Shares sold	1,510,643,279	1,976,448,959
Shares issued to shareholders in payment of distributions declared	3,449,360	5,761,109
Shares redeemed	(1,391,742,494)	(2,064,743,483)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	122,350,145	(82,533,415)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,512,824,672	595,998,168

Prime Value Obligations Fund	Six Months Ended 1/31/2001	Year Ended 7/31/2000
Institutional Shares:
Shares sold	27,925,737,000	26,890,024,779
Shares issued to shareholders in payment of distributions declared	57,731,330	63,502,442
Shares redeemed	(25,969,023,976)	(26,049,577,802)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,014,444,354	903,949,419

Institutional Service Shares:
Shares sold	5,885,443,946	10,601,515,629
Shares issued to shareholders in payment of distributions declared	13,561,738	22,846,623
Shares redeemed	(5,763,461,033)	(10,623,297,952)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	135,544,651	1,064,300

Institutional Capital Shares:
Shares sold	1,121,469,191	2,082,190,776
Shares issued to shareholders in payment of distributions declared	4,719,025	8,909,192
Shares redeemed	(1,004,722,723)	(2,130,075,465)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	121,465,493	(38,975,497)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,271,454,498	866,038,222

Tax-Free Obligations Fund	Six Months Ended 1/31/2001	Year Ended 7/31/2000
Institutional Shares:
Shares sold	6,777,758,498	12,549,021,068
Shares issued to shareholders in payment of distributions declared	5,984,601	8,484,959
Shares redeemed	(6,255,774,770)	(12,554,449,399)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	527,968,329	3,056,628

Institutional Service Shares:
Shares sold	2,573,255,981	3,676,759,659
Shares issued to shareholders in payment of distributions declared	3,078,699	4,132,945
Shares redeemed	(2,471,607,686)	(3,645,383,139)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	104,726,994	35,509,465

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	632,695,323	38,566,093

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to the percentage of the Funds' average daily net assets as follows.

Fund	Investment Adviser Fee Percentage
Government Obligations Fund	0.20%
Government Obligations Tax-Managed Fund	0.20%
Municipal Obligations Fund	0.20%
Prime Cash Obligations Fund	0.20%
Prime Value Obligations Fund	0.20%
Tax-Free Obligations Fund	0.20%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Funds for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended January 31, 2001, Institutional Shares for the Municipal Obligations Fund, Prime Cash Obligations Fund and Prime Value Obligations Fund did not incur a shareholder services fee. The Institutional Shares of these funds have no present intention of accruing a shareholder services fee in the year ending July 31, 2001.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the period ended January 31, 2001, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$845,295,388	$1,593,524,000

Prime Cash Obligations Fund	$386,884,125	$353,693,249

Prime Value Obligations Fund	$384,648,802	$312,253,548

Tax-Free Obligations Fund	$3,093,043,616	$2,664,313,388

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N104
Cusip 60934N807
Cusip 60934N856
Cusip 60934N849
Cusip 60934N658
Cusip 60934N641
Cusip 60934N625
Cusip 60934N617
Cusip 60934N583
Cusip 60934N575
Cusip 60934N401
Cusip 60934N880

25244 (3/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Money Market Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Money Market Trust. This report covers the first half of the fund's fiscal year, which is the six-month reporting period ended January 31, 2001. It begins with an investment review on the short-term market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and its financial statements.

Over the six-month reporting period, dividends paid to shareholders totaled $0.031 per share. The fund's 30-day net yield on the last day of the reporting period was 6.02%.1

In Money Market Trust, your ready cash is at work pursuing competitive daily income along with the additional advantages of daily liquidity and stability of principal.2 At the end of the reporting period, 34.8% of the fund's $296 million portfolio was invested in high-quality commercial paper. The remainder was invested in variable-rate obligations, repurchase agreements, short-term notes, loan participation securities, bank notes, corporate notes and certificates of deposit.

Thank you for your confidence in the daily earning power of Money Market Trust. We welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
March 15, 2001

1 The 30-day net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. Current performance information is available by calling 1-800-341-7400.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Investment Review

Money Market Trust invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the six month reporting period ended January 31, 2001, the U.S. economy began to slow. Third quarter 2000 Gross Domestic Product declined to 2.20% while the fourth quarter decreased even further to 1.40%. The National Association of Purchasing Managers report declined to its lowest level since the 1990-1991 recession. Consumer confidence rates fell precipitously, and retail sales were much lower than expectations. Inflation remained in check in both the consumer price index and the producer price index.

In light of the economic weakness and rising concerns about recession, the Federal Reserve Board (the "Fed") announced a surprise intermeeting 50 basis point rate reduction in the federal funds target rate on January 3, 2001. The Fed cited further weakening of sales and production, tight conditions in some segments of the financial markets and higher energy prices. They also maintained a bias toward easing monetary policy, thus leaving the door open to additional rate cuts in 2001. This occurred in the form of another 50 basis points reduction on January 31, 2001.

Thirty-day commercial paper started the six-month reporting period at 6.55% on July 31, 2000 and then hovered around the 6.50% federal funds target level throughout 2000. The rate plummeted throughout January in reaction to the Fed rate cut and anticipation of more, ending the reporting period at 5.50%.

The target average maturity range for the fund began the period at 40-50 days but was increased to 45-55 days on November 6, 2000, in anticipation of a declining rate environment. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's net assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six-month reporting period ended January 31, 2001, the net assets of the fund decreased from $303.5 to $295.9 million while the seven-day net yield decreased from 6.19% to 5.89%. The effective average maturity of the fund on January 31, 2001 was 56 days.

Portfolio of Investments

January 31, 2001 (unaudited)

Principal Amount		Value
	BANK NOTES--6.9%
	Banking--6.9%
$5,400,000	Bank of America, N.A., 5.380% - 6.800%, 2/2/2001 -- 7/18/2001	$5,400,000
14,900,000	Bank One, Illinois, N.A., 5.580% - 6.790%, 2/1/2001 -- 7/9/2001	14,900,000

	TOTAL BANK NOTES	20,300,000

	CERTIFICATES OF DEPOSIT--5.1%
	Banking--5.1%
10,000,000	Mercantile Safe Deposit & Trust Co., Baltimore, 5.520%, 7/19/2001	10,000,000
5,000,000	Regions Bank, Alabama, 5.540%, 11/30/2001	5,023,482

	TOTAL CERTIFICATES OF DEPOSIT	15,023,482

	COMMERCIAL PAPER--34.8%[1]
	Banking--11.9%
5,000,000	Associates Corp. of North America, (Guaranteed by Citicorp), 6.515% - 6.540%, 2/2/2001 - 3/2/2001	4,990,220
17,057,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 5.300% - 6.560%, 3/5/2001 - 10/12/2001	16,737,507
12,571,000	Old Slip Funding Corp., (Bank of New York Swap Agreement), 5.860%, 2/21/2001	12,530,075
1,000,000	Wells Fargo & Co., 6.500%, 2/2/2001	999,820

	TOTAL	35,257,622

	Brokerage--2.7%
8,000,000	Goldman Sachs Group, Inc., 6.500%, 2/20/2001	7,972,556

	Finance - Commercial--6.4%
12,000,000	CIT Group, Inc., 6.470% - 6.525%, 2/12/2001 - 2/13/2001	11,974,098
7,000,000	General Electric Capital Corp., 6.500%, 3/2/2001	6,963,347

	TOTAL	18,937,445

	Finance - Retail--7.9%
10,862,000	Receivables Capital Corp., 5.820% - 6.560%, 2/6/2001 - 2/13/2001	10,844,310
13,000,000	Wells Fargo Financial, Inc., 6.579% - 6.654%, 8/10/2001 - 8/13/2001	12,562,498

	TOTAL	23,406,808

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Insurance--4.2%
$2,500,000	CXC, Inc., 5.450%, 4/9/2001	$2,474,642
4,000,000	Galaxy Funding, Inc., 6.560%, 2/22/2001	3,984,693
6,000,000	Marsh USA Inc., 6.500%, 2/13/2001	5,987,000

	TOTAL	12,446,335

	Oil & Oil Finance--1.7%
5,000,000	Chevron Transport Corp., (Guaranteed by Chevron Corp.), 6.500%, 3/8/2001	4,968,403

	TOTAL COMMERCIAL PAPER	102,989,169

	CORPORATE BOND--0.5%
	Entertainment--0.5%
1,603,000	Disney (Walt) Co., Sr. Note (Series A), 6.375%, 3/30/2001	1,604,382

	CORPORATE NOTES--5.9%
	Brokerage--3.5%
10,500,000	Goldman Sachs Group, Inc., 6.270% - 6.660%, 2/5/2001 - 8/17/2001	10,500,000

	Finance Retail--2.4%
7,000,000	Associates Corp. of North America, (Guaranteed by Citicorp), 6.680%, 6/14/2001	7,003,216

	TOTAL CORPORATE NOTES	17,503,216

	LOAN PARTICIPATION--5.4%
	Finance - Automotive--5.4%
16,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.550% - 6.660%, 2/1/2001 -- 2/9/2001	16,000,000

	SHORT-TERM NOTES--5.0%
	Finance - Equipment--0.8%
346,426	CIT Equipment Collateral 2000-1, Class A1, 6.723%, 5/21/2001	346,431
1,732,172	Copelco Capital Receivables LLC (Series 2000-A), Class A1, 6.507%, 5/14/2001	1,732,173
324,304	First Sierra Equipment Contract Trust 2000-2, Class A1, 6.937%, 6/18/2001	324,304

	TOTAL	2,402,908

	Insurance--4.2%
8,631,303	WFS Financial 2000-C Owner Trust, Class A1, (FSA INS), 6.841%, 8/20/2001	8,631,303
3,672,482	WFS Financial 2000-D Owner Trust, Class A1, (FSA INS), 6.698%, 10/20/2001	3,672,482

	TOTAL	12,303,785

	TOTAL SHORT-TERM NOTES	14,706,693

Principal Amount		Value
	VARIABLE RATE OBLIGATIONS--28.5%[2]
	Banking--10.5%
$3,600,000	Barker Property Management, LLC (Series 1998), (Wachovia Bank of NC, N.A. Winston-Salem LOC), 5.630%, 2/7/2001	$3,600,000
4,000,000	Comerica Bank, 6.050%, 2/6/2001	3,999,874
1,200,000	Economic Development Partnership of Alabama, Inc. (Series 1998), (Amsouth Bank N.A., Birmingham LOC), 5.740%, 2/1/2001	1,200,000
4,000,000	First Union National Bank, Charlotte, NC, 6.050%, 2/1/2001	4,000,000
1,945,000	Kent Capital LLC (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	1,945,000
10,000,000	U.S. Bank, N.A., Minneapolis, 6.010%, 2/16/2001	10,006,165
2,000,000	Wells Fargo & Co., 5.850%, 2/14/2001	2,000,000
4,190,000	Wildcat Management Co., Inc. (Series 1999), (Firstar Bank, N.A. Cincinnati LOC), 5.820%, 2/1/2001	4,190,000

	TOTAL	30,941,039

	Brokerage--2.2%
6,500,000	Morgan Stanley, Dean Witter & Co., 6.050%, 2/1/2001	6,500,000

	Finance -- Commercial--1.0%
3,000,000	CIT Group, Inc., 5.623%, 4/30/2001	3,000,000

	Finance -- Equipment--5.7%
15,000,000	CIT Equipment Collateral 2000-1, Class A2A, 5.826%, 3/20/2001	15,000,000
2,000,000	Copelco Capital Receivables LLC (Series 2000-A), Class A2A, 5.901%, 3/19/2001	2,000,000

	TOTAL	17,000,000

	Insurance--8.1%
4,000,000	Allstate Life Insurance Co., 6.768% - 6.961%, 2/1/2001	4,000,000
15,000,000	Anchor National Life Insurance Co., 6.905%, 3/30/2001	15,000,000
5,000,000	New York Life Insurance Co., 6.856%, 3/1/2001	5,000,000

	TOTAL	24,000,000

	Telecommunications--1.0%
3,000,000	BellSouth Telecommunications, Inc., 6.557%, 3/14/2001	3,000,000

	TOTAL VARIABLE RATE OBLIGATIONS	84,441,039

Principal Amount		Value
	REPURCHASE AGREEMENTS--8.0%[3]
$13,795,000	Morgan Stanley Group, Inc., 5.650%, dated 1/31/2001, due 2/1/2001	$13,795,000
10,000,000	Salomon Brothers, Inc., 5.800%, dated 1/31/2001, due 2/1/2001	10,000,000

	TOTAL REPURCHASE AGREEMENTS	23,795,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$296,362,981

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($295,923,208) at January 31, 2001.

The following acronyms are used throughout this portfolio:

FSA	--Financial Security Assurance
INS	--Insured
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$296,362,981
Cash		1,359
Income receivable		1,092,209
Receivable for shares sold		79,482

TOTAL ASSETS		297,536,031

Liabilities:
Income distribution payable	$1,566,039
Accrued expenses	46,784

TOTAL LIABILITIES		1,612,823

Net assets for 295,923,208 shares outstanding		$295,923,208

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$295,923,208 ÷ 295,923,208 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2001 (unaudited)

Investment Income:
Interest			$10,823,561

Expenses:
Investment adviser fee		$649,939
Administrative personnel and services fee		122,351
Custodian fees		17,200
Transfer and dividend disbursing agent fees and expenses		64,883
Directors'/Trustees' fees		1,462
Auditing fees		5,800
Legal fees		3,900
Portfolio accounting fees		38,525
Shareholder services fee		406,212
Share registration costs		14,446
Printing and postage		6,639
Insurance premiums		9,367
Miscellaneous		6,337

TOTAL EXPENSES		1,347,061

Waivers:
Waiver of investment adviser fee	$(276,767)
Waiver of shareholder services fee	(324,970)

TOTAL WAIVERS		(601,737)

Net expenses			745,324

Net investment income			$10,078,237

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2001	Year Ended 7/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,078,237	$19,919,399

Distributions to Shareholders:
Distributions from net investment income	(10,078,237)	(19,919,399)

Share Transactions:
Proceeds from sale of shares	1,271,782,864	2,451,612,329
Net asset value of shares issued to shareholders in payment of distributions declared	1,950,454	4,036,875
Cost of shares redeemed	(1,281,286,599)	(2,532,573,123)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,553,281)	(76,923,919)

Change in net assets	(7,553,281)	(76,923,919)

Net Assets:
Beginning of period	303,476,489	380,400,408

End of period	$295,923,208	$303,476,489

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2001	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	3.17%	5.61%	4.88%	5.35%	5.19%	5.31%

Ratios to Average Net Assets:

Expenses	0.46%[3]	0.46%	0.46%	0.46%	0.46%	0.46%

Net investment income	6.20%[3]	5.45%	4.81%	5.24%	5.09%	5.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$295,923	$303,476	$380,400	$412,104	$464,012	$513,687

1 For the year ended July 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

Notes to Financial Statements

January 31, 2001 (Unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Money Market Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2001, capital paid-in aggregated $295,923,208.

Transactions in shares were as follows:

	Six Months Ended 1/31/2001	Year Ended 7/31/ 2000
Shares sold	1,271,782,864	2,451,612,329
Shares issued to shareholders in payment of distributions declared	1,950,454	4,036,875
Shares redeemed	(1,281,286,599)	(2,532,573,123)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(7,553,281)	(76,923,919)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expense of registering and qualifying the Fund and its shares under federal and state law, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N229

8030103 (3/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Prime Obligations Fund. This report covers the first half of the fund's fiscal year, which is the six-month period ended January 31, 2001. It begins with an investment review on the short-term market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and its financial statements.

In Prime Obligations Fund, your ready cash is at work pursuing daily income along with the additional advantages of daily liquidity and stability of principal.1 At the end of the reporting period, the fund's $15.6 billion in net assets were invested across a wide range of high-quality, short-term money market securities, including commercial paper (34.5%), variable rate instruments (27.1%), time deposits (10.1%), certificates of deposit (8.6%), short-term notes (8.5%), repurchase agreements (7.3%) and loan participation (4.1%).

Over the six-month reporting period, dividends paid to shareholders of Institutional Shares and Institutional Service Shares totaled $0.032 and $0.031 per share, respectively. The 30-day net yields on the last day of the reporting period for Institutional Shares and Institutional Service Shares were 6.17% and 5.92%, respectively.2 The total returns at the end of the reporting period were 3.29% for Institutional Shares and 3.16% for Institutional Service Shares.3

Thank you for your confidence in the daily earning power of Prime Obligations Fund. Your questions and comments are always welcome.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
March 15, 2001

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

2 The 30-day net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

3 Past performance is no guarantee of future results. Yield will very. Yields quoted for money market funds most closely reflect the fund's current earnings. Current performance information is available by calling 1-800-341-7400.

Investment Review

Prime Obligations Fund invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the past six months the U.S. economy begin to slow. Third quarter 2000 Gross Domestic Product declined to 2.2% while fourth quarter decreased even further to 1.4%. The National Association of Purchasing Managers report declined to its lowest level since the 1990-1991 recession. Consumer confidence rates fell precipitously and retail sales were much lower than expectations. Inflation remained in-check in both the consumer price index and the producer price index.

In light of the economic weakness and rising concerns about a recession, the Federal Reserve Board (the "Fed") announced a surprise intermeeting 50 basis point rate reduction in the federal funds target rate on January 3, 2001. The Fed cited further weakening of sales and production, tight conditions in some segments of the financial markets and higher energy prices. It also maintained the bias toward easier monetary policy, thus leaving the door open to additional rate cuts in 2001. This occurred in the form of another 50 basis points ease on January 31, 2001.

Thirty-day commercial paper started the reporting period at 6.55% on July 31, 2000, and then hovered around the 6.50% federal funds target level throughout 2000. The rate plummeted throughout January in reaction to the Fed rate cut and anticipation of more, ending the reporting period at 5.48%.

The target average maturity range for the fund began the reporting period at 40-50 days, but was increased to 45-55 days on November 6, 2000, in anticipation of a declining rate environment. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended January 31, 2001, the net assets of the fund increased from $10,873.3 to $15,614.5 million while the fund's Institutional Shares 7-day net yield decreased from 6.48% to 6.04%. The 7-day net yield for Institutional Service Shares was 5.79%. The effective average maturity of the fund on January 31, 2001, was 39 days.

Portfolio of Investments

JANUARY 31, 2001 (unaudited)

Principal Amount			Value
		CERTIFICATES OF DEPOSIT--8.6%
		Banking--8.6%
$12,000,000		ABN AMRO Bank N.V., Amsterdam, 6.780%, 3/20/2001	$11,999,417
68,000,000		Bank of Nova Scotia, Toronto, 6.880%, 4/30/2001	67,996,894
100,000,000		Bank of Scotland, Edinburgh, 5.340% - 5.400%, 7/9/2001 - 7/11/2001	100,000,000
100,000,000		Bayerische Hypotheken-und Vereinsbank AG, 5.560%, 4/11/2001	100,000,000
145,000,000		Bayerische Landesbank Girozentrale, 6.870%, 4/3/2001	144,993,215
133,000,000		Commerzbank AG, Frankfurt, 5.740% - 7.400%, 4/5/2001 - 6/29/2001	133,021,916
40,000,000		Danske Bank A/S, 5.380% - 6.610%, 4/24/2001 - 6/11/2001	40,000,265
119,000,000		Deutsche Bank AG, 5.800% - 6.700%, 2/5/2001 - 4/4/2001	119,001,599
177,000,000		First Union National Bank, Charlotte, NC, 6.340%, 6/12/2001	177,000,000
10,000,000		Mercantile Safe Deposit & Trust Co., Baltimore, 6.450%, 7/16/2001	10,000,000
50,000,000		Michigan National Bank, Farmington Hills, 6.790%, 4/12/2001	49,998,181
50,000,000		Societe Generale, Paris, 5.340%, 7/11/2001	49,972,800
228,000,000		Svenska Handelsbanken, Stockholm, 6.765% - 7.100%, 3/22/2001 - 6/20/2001	227,998,605
50,000,000		Toronto Dominion Bank, 5.800%, 4/5/2001	50,001,294
9,000,000		UBS AG, 6.950%, 5/2/2001	8,999,790
46,000,000		Westpac Banking Corp. Ltd., Sydney, 6.750%, 4/17/2001	45,998,224

		TOTAL CERTIFICATES OF DEPOSIT	1,336,982,200

		COMMERCIAL PAPER--34.5%[1]
		Banking--13.5%
100,000,000		ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank N.V., Amsterdam), 5.330%, 7/18/2001	97,527,472
180,000,000		Banco Santander Central Hispano, S.A., 5.230% - 6.400%, 4/16/2001 - 7/23/2001	175,898,222
165,000,000		Danske Corp., Inc., (Guaranteed by Danske Bank A/S), 5.080% - 6.610%, 2/2/2001 - 10/19/2001	161,149,783
175,000,000		Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank AG), 5.200% - 6.525%, 2/1/2001 - 7/9/2001	173,288,333
148,414,000		Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 5.520% - 6.410%, 2/1/2001 - 6/11/2001	147,676,477
161,319,000		Greenwich Funding Corp., (Credit Suisse First Boston Support Agreement), 5.846% - 5.927%, 2/5/2001 - 2/15/2001	161,119,704
281,025,000		Market Street Funding Corp., (PNC Bank, N.A. LOC), 5.920% - 6.410%, 2/9/2001 - 2/15/2001	280,465,796
Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Banking--continued
$13,852,000		Old Slip Funding Corp., (Bank of New York Swap Agreement), 6.460%, 2/1/2001	$13,852,000
140,875,000		Park Avenue Receivables Corp., 5.830% - 6.480%, 2/8/2001 - 2/9/2001	140,695,720
75,000,000		Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 5.210%, 7/9/2001	73,285,042
130,000,000		Three Rivers Funding Corp., 6.540%, 2/1/2001	130,000,000
200,000,000		Toronto Dominion Holdings (USA), Inc., (Guaranteed by Toronto Dominion Bank), 6.490%, 2/9/2001	199,711,554
187,172,000		UBS Finance (Delaware), Inc., (UBS AG LOC), 5.700% - 6.500%, 2/1/2001 - 2/9/2001	187,027,556
121,043,000		Variable Funding Capital Corp., 5.910%, 2/16/2001 - 2/22/2001	120,724,204
43,000,000		Wells Fargo & Co., 6.620%, 2/2/2001	42,992,236

		TOTAL	2,105,414,099

		Brokerage--0.9%
50,000,000		Credit Suisse First Boston, Inc., 5.450%, 4/9/2001	49,492,847
82,000,000		Goldman Sachs Group, Inc., 5.594%- 6.500%, 2/20/2001-8/17/2001	81,890,222

		TOTAL	131,383,069

		Finance - Commercial--6.3%
75,000,000		Asset Securitization Cooperative Corp., 5.830%, 2/9/2001	74,902,833
25,000,000		CIT Group, Inc., 6.470%, 2/15/2001	24,937,097
566,640,000		Compass Securitization LLC, 5.320% - 6.550%, 2/9/2001 - 7/16/2001	560,202,364
260,000,000		Falcon Asset Securitization Corp., 5.750% - 5.980%, 2/7/2001 - 3/2/2001	259,363,661
63,000,000		General Electric Capital Corp., 5.860% - 6.500%, 3/2/2001 - 6/7/2001	62,135,539

		TOTAL	981,541,494

		Finance - Equipment--0.3%
50,000,000		John Deere Bank S.A., (Guaranteed by John Deere Capital Corp.), 5.450%, 4/12/2001	49,470,139

		Finance - Retail--7.2%
250,000,000		Amsterdam Funding Corp., 5.820% - 5.830%, 2/5/2001 - 2/7/2001	249,789,778
253,500,000		Associates Corp. of North America, 6.611% - 6.651%, 2/2/2001 - 3/2/2001	252,995,695
100,000,000		Corporate Asset Funding Co., Inc. (CAFCO), 5.450%, 4/5/2001	99,046,250
128,165,000		Receivables Capital Corp., 5.820% - 5.930%, 2/8/2001 - 2/15/2001	127,928,061
246,650,000		Sheffield Receivables Corp., 5.210% - 5.900%, 2/13/2001 - 7/9/2001	243,309,013
25,000,000		Wells Fargo Financial, Inc., 6.335%, 8/13/2001	24,150,934
130,000,000		Windmill Funding Corp., 5.846%, 2/5/2001	129,915,933

		TOTAL	1,127,135,664

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Securities--5.7%
$33,400,000		Beta Finance, Inc., 6.490%, 3/8/2001	$33,189,255
631,000,000		Galaxy Funding, Inc., 5.820% - 6.550%, 2/14/2001 - 5/7/2001	624,965,522
236,700,000		Sigma Finance, Inc., 6.371% - 6.711%, 3/9/2001 - 6/15/2001	232,835,953

		TOTAL	890,990,730

		Insurance--0.6%
100,000,000		Aspen Funding Corp., (MBIA INS), 5.470%, 4/10/2001	98,966,778

		Oil & Oil Finance--0.0%
5,000,000		Chevron Transport Corp., (Guaranteed by Chevron Corp.), 6.500%, 3/8/2001	4,968,403

		TOTAL COMMERCIAL PAPER	5,389,870,376

		SHORT-TERM NOTES--8.5%
		Banking--3.4%
90,100,000		Bank One, Illinois, N.A., 5.580% - 6.790%, 2/1/2001 - 7/9/2001	90,100,000
446,600,000		Bank of America, N.A., 5.380% - 6.820%, 2/1/2001 - 7/18/2001	446,600,000

		TOTAL	536,700,000

		Finance - Automotive--0.9%
5,279,937		Associates Automobile Receivables Trust 2000-1, Class A1, 6.854%, 6/15/2001	5,279,937
20,675,302		BMW Vehicle Lease Trust 2000-A, Class A, 6.673%, 10/25/2001	20,675,302
4,648,059		First Security Auto Owner Trust 2000-2, Class A1, 6.660%, 9/15/2001	4,648,059
40,000,000		Ford Credit Auto Owner Trust 2000-G, Class A2, 6.688%, 8/15/2001	40,000,000
54,766,530		Honda Auto Receivables 2000-1 Owner Trust, Class A1, 6.711%, 11/15/2001	54,797,320
10,221,289		Nissan Auto Receivables 2000-C Owner Trust, Class A1, 6.700%, 11/15/2001	10,221,289

		TOTAL	135,621,907

		Finance - Equipment--0.1%
10,147,453		CIT Equipment Collateral 2000-1, Class A1, 6.723%, 5/21/2001	10,147,578
2,771,476		Copelco Capital Receivables LLC, (Series 2000-A), Class A-1, 6.507%, 5/14/2001	2,771,476
11,257,750		Navistar Financial Corp. Owner Trust 2000-B, Class A-1, 6.730%, 11/15/2001	11,257,750

		TOTAL	24,176,804

		Finance -Securities--3.2%
121,500,000		Beta Finance, Inc., 6.930% - 7.180%, 5/8/2001 -- 11/15/2001	121,497,091
372,500,000		Sigma Finance, Inc., 5.400% - 7.125%, 2/22/2001 -- 1/17/2002	372,500,000

		TOTAL	493,997,091

Principal Amount			Value
		SHORT-TERM NOTES--continued
		Insurance--0.9%
$50,000,000		Americredit Automobile Receivables Trust 2001-A, Class A1, (FSA INS), 5.532%, 2/12/2002	$50,000,000
2,834,480		WFS Financial 2000-B Owner Trust, Class A-1, (FSA INS), 6.910%, 5/21/2001	2,834,480
59,066,885		WFS Financial 2000-C Owner Trust, Class A1, (FSA INS), 6.841%, 8/20/2001	59,082,784
22,034,894		WFS Financial 2000-D Owner Trust, Class A1, (FSA INS), 6.698%, 10/20/2001	22,034,894

		TOTAL	133,952,158

		TOTAL SHORT-TERM NOTES	1,324,447,960

		LOAN PARTICIPATION--4.1%
		Electrical Equipment--0.2%
29,300,000		Mt. Vernon Phenol Plant Partnership, (Guaranteed by General Electric Co.), 6.807%, 5/17/2001	29,300,000

		Finance - Automotive--3.1%
484,000,000		General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.100% - 6.660, 2/1/2001 - 7/3/2001	484,000,000

		Oil & Oil Finance--0.8%
124,000,000		Amoco Energy Company of Trinidad and Tobago, (Guaranteed by BP Amoco Corp.), 6.685%, 2/8/2001	124,000,000

		TOTAL LOAN PARTICIPATION	637,300,000

		VARIABLE RATE INSTRUMENTS--27.1%[2]
		Banking--12.0%
10,590,000		4 C's LLC, (Series 1998), (KeyBank, N.A. LOC), 5.800%, 2/1/2001	10,590,000
2,845,000		550 West 14th Place, (Series 1999-A), (Harris Trust & Savings Bank, Chicago LOC), 5.850%, 2/1/2001	2,845,000
45,000,000		Abbey National Treasury Services PLC, (Guaranteed by Abbey National Bank PLC, London), 5.862%, 2/15/2001	44,987,130
5,110,000		Abbott Foods, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	5,110,000
13,100,000		Active Living of Glenview LLC, (Series 1998), (Firstar Bank, N.A. LOC), 5.660%, 2/7/2001	13,100,000
3,515,000		Alabama State IDA, (Series 1994), Miltope Project, (Regions Bank, Alabama LOC), 5.740%, 2/1/2001	3,515,000
5,020,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Fleet Bank N.A. Birmingham AL LOC), 5.820%, 2/1/2001	5,020,000
Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Banking--continued
$1,980,000		Alabama State IDA, Standard Furniture Project, (Series 1995), (AmSouth Bank N.A., Birmingham LOC), 5.820%, 2/1/2001	$1,980,000
1,315,000		Alder Creek Properties LLC, (KeyBank, N.A. LOC), 5.800%, 2/1/2001	1,315,000
7,500,000		Aliceville, AL IDB, Buchanan Hardwood Flooring Co. (Series 1999), (Regions Bank, Alabama LOC), 5.740%, 2/1/2001	7,500,000
2,830,000		Allegheny County, PA IDA, (Series 1999-B), (Bank One, Ohio, N.A. LOC), 5.730%, 2/1/2001	2,830,000
10,220,000		American Xtal Technology, Inc., Xtal Project, (Series 1998), (U.S. Bank, N.A., Minneapolis MN LOC), 6.000%, 2/1/2001	10,220,000
7,800,000		Arrow N.A., Inc., (Bank of America, N.A. LOC), 5.713%, 2/1/2001	7,800,000
3,500,000		Asset Holdings V, (Bayerische Hypotheken-und Vereinsbank AG LOC), 5.900%, 2/1/2001	3,500,000
3,000,000		Auth Family LLC, 1998 Issue, (Allfirst LOC), 5.790%, 2/6/2001	3,000,000
3,800,000		Balboa Investment Group V, (Series 1997), (AmSouth Bank N.A., Birmingham AL LOC), 5.820%, 2/1/2001	3,800,000
4,000,000		Bardstown City, KY, (RJ Tower Project), (Series 1995), (Comerica Bank LOC), 5.870%, 2/1/2001	4,000,000
25,000,000		Bayerische Landesbank Girozentrale, 6.487%, 2/2/2001	24,995,430
7,875,000		Bethesda Country Club, Inc., (Series 1997), (Allfirst LOC), 5.790%, 2/6/2001	7,875,000
1,945,000		Bethesda Healthcare, Inc., (Series 1999), (Firstar Bank, N.A. LOC), 5.820%, 2/1/2001	1,945,000
17,725,000		Beverly Hills Nursing Center, Inc., Medilodge Project, (Series 1996), (KeyBank, N.A. LOC), 5.763%, 2/1/2001	17,725,000
1,557,790		Bowling Green Manor LP, (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	1,557,790
9,210,000		Brentlinger Real Estate Co., (Huntington National Bank, Columbus, OH LOC), 6.840%, 2/1/2001	9,210,000
2,660,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	2,660,000
1,170,000		Burlington, WI Community Development Authority, Hi Liter Graphics, (Series 1998 B), (Bank One, Wisconsin, N.A. LOC), 5.950%, 2/1/2001	1,170,000
7,271,000		Capital One Funding Corp., (Series 1998-C), (Bank One, Ohio, N.A. LOC), 5.850%, 2/1/2001	7,271,000
20,811,000		Capital One Funding Corp., (Series 1999-A), (Bank One, Kentucky LOC), 5.850%, 2/1/2001	20,811,000
20,271,000		Capital One Funding Corp., (Series 1999-B), (Bank One, Ohio, N.A. LOC), 5.850%, 2/1/2001	20,271,000
Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Banking--continued
$1,261,000		Capital One Funding Corp., (Series 1994-A), (Bank One, Ohio, N.A. LOC), 5.850%, 2/1/2001	$1,261,000
13,518,000		Capital One Funding Corp., (Series 1994-C), (Bank One, Ohio, N.A. LOC), 5.850%, 2/1/2001	13,518,000
7,795,107		Capital One Funding Corp., (Series 1994-D), (Bank One, Kentucky LOC), 5.850%, 2/1/2001	7,795,107
155,000		Capital One Funding Corp., (Series 1995-A), (Bank One, Indiana, N.A. LOC), 5.850%, 2/1/2001	155,000
5,838,000		Capital One Funding Corp., (Series 1995-B), (Bank One, Kentucky LOC), 5.850%, 2/1/2001	5,838,000
18,002,000		Capital One Funding Corp., (Series 1995-F), (Bank One, Ohio, N.A. LOC), 5.850%, 2/1/2001	18,002,000
7,208,300		Capital One Funding Corp., (Series 1996-H), (Bank One, West Virginia, N.A. LOC), 5.850%, 2/1/2001	7,208,300
795,000		Carpenter, Thomas E., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.780%, 2/1/2001	795,000
9,000,000		Carport, Inc., (Series 1997), (AmSouth Bank N.A., Birmingham LOC), 5.820%, 2/1/2001	9,000,000
3,950,000		Cattail Creek Country Club, (Series 1999), (Allfirst LOC), 5.790%, 2/6/2001	3,950,000
2,000,000		Chandler, AZ IDA, South Bay Circuits IMR, (Series 1999B), (Comerica Bank LOC), 5.870%, 2/1/2001	2,000,000
3,500,000		Chemi-Trol Chemical Co., (Huntington National Bank, Columbus, OH LOC), 5.730%, 2/1/2001	3,500,000
3,430,000		Cleveland Sportsplex Ltd., (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	3,430,000
4,710,000		Clinton County, NY IDA, Bombardier Project, (Series 1998-B), (HSBC Bank USA LOC), 5.650%, 2/1/2001	4,710,000
1,007,337		Clyde Manor LP, (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	1,007,337
5,440,000		Colonie, NY IDA, Mechanical Technology, Inc. Project (Series 1998A), (KeyBank, N.A. LOC), 5.850%, 2/1/2001	5,440,000
475,000		Colorado Health Facilities Authority, Development Disabilities Center Project, (Series 1998-F1), (Bank One, Colorado LOC), 5.950%, 2/1/2001	475,000
1,035,000		Colorado Health Facilities Authority, Development Disabilities Resource Center, (Series 1998-C1), (Bank One, Colorado LOC), 5.850%, 2/1/2001	1,035,000
2,585,000		Columbia County, GA Development Authority, (Series 1993), (SunTrust Banks, Inc. LOC), 6.000%, 2/7/2001	2,585,000
70,000,000		Comerica Bank, 6.030%, 2/7/2001	70,000,000
Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Banking--continued
$7,750,000		Commercial Contractors, Inc., (Series 1998), (Allfirst LOC), 5.790%, 2/6/2001	$7,750,000
36,000,000		Commerzbank AG, Frankfurt, 5.676%, 4/26/2001	35,996,141
6,500,000		Communications Corp. of America, (Series 1998), (Wachovia Bank of NC, N.A. LOC), 5.630%, 2/7/2001	6,500,000
10,955,000		Coventry Madison LLC, (Series A), (National City Bank, Michigan/Illinois LOC), 5.760%, 2/1/2001	10,955,000
10,000,000		Crane Plastics Siding LLC, (Series 2000), (Bank One, N.A. LOC), 5.713%, 2/1/2001	10,000,000
7,040,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.763%, 2/1/2001	7,040,000
5,690,000		Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.780%, 2/1/2001	5,690,000
10,800,000		David Lipscomb University, (Series 1998), (SunTrust Bank LOC), 6.000%, 2/7/2001	10,800,000
18,000,000		Decatur, AL IDB, Bailey-PVS Oxides Project, (Series 1998), (SunTrust Bank LOC), 5.790%, 2/1/2001	18,000,000
7,910,000		Dewberry IV LP, (Series 1997), (Allfirst LOC), 5.790%, 2/6/2001	7,910,000
4,570,000		Die-Matic Corp., (Huntington National Bank, Columbus, OH LOC), 5.763%, 2/1/2001	4,570,000
4,095,000		Double H Plastics, Inc., (Series 1998), (First Union National Bank, Charlotte, NC LOC), 5.680%, 2/7/2001	4,095,000
2,315,000		Douglas County, GA Development Authority, Heritage Bag Project, (Series 1998-B), (Wachovia Bank of NC, N.A. LOC), 5.740%, 2/1/2001	2,315,000
3,500,000		EPCO Carbondioxide Products, Inc., (Series 2000), (AmSouth Bank N.A., Birmingham LOC), 5.740%, 2/1/2001	3,500,000
3,495,000		Eastwinds Investment Ltd., (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	3,495,000
7,000,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati OH LOC), 5.780%, 2/1/2001	7,000,000
5,740,000		Fannin County IDA, (Series 1998), Georgia Crown Distibuting Co., (SunTrust Bank LOC), 6.000%, 2/7/2001	5,740,000
43,000,000		First Union National Bank, Charlotte, NC, 6.050%, 2/1/2001	43,000,000
17,000,000		First Union National Bank, Charlotte, NC, 6.180%, 2/1/2001	17,007,260
4,690,000		Foothill Development Group LLC, (Series 1998), (U.S. Bank, N.A., Minneapolis LOC), 5.850%, 2/1/2001	4,690,000
3,983,000		Frank Parsons Paper Co., Inc., (Series 1999), (Allfirst LOC), 5.790%, 2/2/2001	3,983,000
1,295,000		Frederick County, MD, Thogar LLC Facility, (Series 1998-B), (Allfirst Bank LOC), 5.790%, 2/6/2001	1,295,000
Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Banking--continued
$3,400,000		G.M.H. Enterprises, Inc., (Series 1995), (National City Bank, Ohio LOC), 5.790%, 2/1/2001	$3,400,000
16,200,000		Galasso Materials LLC, and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 5.800%, 2/1/2001	16,200,000
2,085,000		Gerken Materials, Inc., (Series 1995), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	2,085,000
2,770,000		Gerken Materials, Inc., (Series 1997), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	2,770,000
9,920,000		Grand Aire Express, Inc., (Series 1997), (National City Bank, Ohio LOC), 5.790%, 2/1/2001	9,920,000
1,045,000		Great Lakes Brewing Co., (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	1,045,000
2,000,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	2,000,000
7,090,000		Gwinnett County, GA, Newell Recycling of Atlanta, (Series 1998), (Bank One, Texas N.A. LOC), 5.900%, 2/1/2001	7,090,000
9,610,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.763%, 2/1/2001	9,610,000
4,835,000		Hazlet Manor Associates, (Series 1998), (Allfirst LOC), 5.790%, 2/6/2001	4,835,000
20,895,000		Healthcare Funding LLC, (Series 1998 A), (National City Bank, Michigan/Illinois LOC), 5.760%, 2/1/2001	20,895,000
4,255,000		Historical Preservation Authority of Birmingham, (Series 1993), (AmSouth Bank N.A., Birmingham AL LOC), 5.820%, 2/1/2001	4,255,000
4,400,000		J.P. Plymouth Properties LLC, (Series 1999), (Michigan National Bank, Farmington Hills LOC), 5.725%, 2/7/2001	4,400,000
8,400,000		J.W. Harris, (Series 1999 & 2000), (Fifth Third Bank, Cincinnati LOC), 5.780%, 2/1/2001	8,400,000
16,715,000		JFK Family Borrowing LLP, (Series 1997), (Allfirst LOC), 5.790%, 2/6/2001	16,715,000
10,480,000		Kendall Health Care Properties, (Series 1997), (SunTrust Bank LOC), 6.050%, 2/7/2001	10,480,000
6,350,000		Kendall Health Care Properties, (Series 1998-A), (SunTrust Bank LOC), 6.050%, 2/7/2001	6,350,000
5,350,000		Kendall Health Care Properties, (Series 1998-B), (SunTrust Bank LOC), 6.050%, 2/7/2001	5,350,000
3,920,000		Kings Creek Country Club, Inc., (Series 1997), (First Union National Bank, Charlotte, NC LOC), 5.730%, 2/7/2001	3,920,000
2,325,000		L.H. Kroh, Inc., (Series 1998), (First Union National Bank, Charlotte, NC LOC), 5.730%, 2/7/2001	2,325,000
1,105,000		Lincoln Park, (Bank One, N.A. LOC), 5.780%, 2/1/2001	1,105,000
157,000,000		Liquid Asset Backed Securities Trust, (Series 1996-3), (Westdeutsche Landesbank Girozentrale Swap Agreement), 5.902%, 2/15/2001	157,000,000
Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Banking--continued
$31,717,778		Liquid Asset Backed Securities Trust, (Series 1997-1), (Westdeutsche Landesbank Girozentrale Swap Agreement), 5.898%, 2/15/2001	$31,717,778
5,165,000		Los Angeles, CA, MERLOTS 2000-A (H&H Theatre), (Guaranteed by First Union National Bank, Charlotte, NC), 5.670%, 2/7/2001	5,165,000
69,000,000	[3]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 6.533%, 3/27/2001	69,000,000
7,370,000		Mack Industries, (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	7,370,000
540,000		Madison, WI Community Development Authority, (Series 1997-B), Hamilton Point Apts., (Bank One, Wisconsin, N.A. LOC), 5.830%, 2/1/2001	540,000
780,000		Maryland Economic Development Corp., (Allfirst LOC), 5.840%, 2/2/2001	780,000
22,350,000		Maryland Economic Development Corp., Human Genome (Series 1997), (Allfirst Bank LOC), 5.790%, 2/6/2001	22,350,000
3,900,000		McClatchy-Avondale Corp., (Series 1999), (Allfirst LOC), 5.790%, 2/6/2001	3,900,000
1,415,000		McClellan Management, Inc., Genoa Health Care Center Project, (Series 1999), (Fifth Third Bank of Northwestern OH LOC), 5.840%, 2/1/2001	1,415,000
5,875,000		Medford Convalescent & Nursing Center, (Series 1997), (Allfirst Bank LOC), 5.790%, 2/6/2001	5,875,000
2,633,000		Midwest Funding Corp., (Series 1991 A), Class A-1, (Bank One, Ohio N.A. LOC), 5.730%, 2/1/2001	2,633,000
2,896,000		Midwest Funding Corp., (Series 1991-C), (Bank One, Ohio N.A. LOC), 5.850%, 2/1/2001	2,896,000
2,470,000		Midwest Funding Corp., (Series 1992-B), (Bank One, Ohio N.A. LOC), 5.850%, 2/1/2001	2,470,000
1,896,000		Midwest Funding Corp., (Series 1992-C), (Bank One, Ohio N.A. LOC), 5.730%, 2/1/2001	1,896,000
4,575,000		Miller, James & Deborah, (Series 1997), (Allfirst LOC), 5.790%, 2/6/2001	4,575,000
9,100,000		Mississippi Business Finance Corp., Choctaw Foods, Inc., (Rabobank Nederland, Utrecht LOC), 6.000%, 2/7/2001	9,100,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wachovia Bank of NC, N.A. LOC), 5.620%, 2/1/2001	10,000,000
17,000,000		Mississippi Business Finance Corp., (Series 1994), Georgia Gulf, (Wachovia Bank of NC, N.A. LOC), 5.630%, 2/7/2001	17,000,000
2,000,000		Mississippi Business Finance Corp., (Series 1995), Plantation Pointe LP Project, (SunTrust Bank LOC), 5.900%, 2/1/2001	2,000,000
2,300,000		Moody, AL, (Series 2000 B), (Regions Bank, Alabama LOC), 6.060%, 2/1/2001	2,300,000
13,085,000		North Oaks Partnership, (Series 1998), (LaSalle Bank, N.A. LOC), 5.800%, 2/1/2001	13,085,000
Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Banking--continued
$1,395,000		Nova University, Inc. Lease Revenue Bonds, (Series 1993), Miami Dolphins Training Facility, (SunTrust Bank LOC), 6.000%, 2/7/2001	$1,395,000
4,889,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.813%, 2/1/2001	4,889,000
1,150,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 5.780%, 2/1/2001	1,150,000
9,795,000		Ohio Solid Waste Facility, Bailey-PVS Oxides LLC, (Series 1998), (KeyBank, N.A. LOC), 5.800%, 2/1/2001	9,795,000
5,370,000		Old South Country Club, Inc., (Series 1999), (Allfirst Bank LOC), 5.790%, 2/6/2001	5,370,000
11,500,000		One Renaissance Hamilton, Inc., (Series 1999), (Bank One, Ohio N.A. LOC), 5.820%, 2/1/2001	11,500,000
1,650,000		Orangeburg Convalescent Care Center, Inc., (Series A 1995), (PNC Bank, N.A. LOC), 5.560%, 2/5/2001	1,650,000
1,985,000		P & P Investment Co., Inc., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 5.780%, 2/1/2001	1,985,000
1,895,000		PV Communications, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.763%, 2/1/2001	1,895,000
1,755,000		Port Authority of Saint Paul, MN, Bix Fruit Co., (Series 1998-B), (U.S. Bank, N.A., Minneapolis LOC), 5.990%, 2/1/2001	1,755,000
2,950,000		Port Authority of Saint Paul, MN, National Checking Co. Project, (Series 1998-B), (U.S. Bank, N.A., Minneapolis, MN LOC), 5.890%, 2/1/2001	2,950,000
7,133,000		Primex Funding Corp., (Series 1997-A), (Bank One, Indiana, N.A. LOC), 5.850%, 2/1/2001	7,133,000
1,905,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	1,905,000
10,102,062		Rabobank Optional Redemption Trust, (Series 1997-101), 5.741%, 4/17/2001	10,102,062
2,620,000		Roby Company Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	2,620,000
6,580,000		Roby Company Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	6,580,000
8,800,000		Rollins College, (Series 1998), (SunTrust Bank LOC), 6.000%, 2/7/2001	8,800,000
10,750,000		Rooker, J.W., (Wachovia Bank of NC, N.A. LOC), 5.630%, 2/7/2001	10,750,000
50,000,000		SMM Trust, Class A-1, (Series 2000-E), (Morgan Guaranty Trust Co., New York Swap Agreement), 5.902%, 2/13/2001	50,000,000
44,000,000		SMM Trust, (Series 2000-M), (Morgan Guaranty Trust Co., New York Swap Agreement), 6.580%, 3/13/2001	44,000,000
2,600,000		San Jose, CA Multifamily Housing Revenue Bonds, Carlton Plaza of San Jose, (Series 1998 A-T), (Commerzbank AG, Frankfurt LOC), 5.730%, 2/1/2001	2,600,000
Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Banking--continued
$3,166,000		Sawmill Creek Lodge Co., (Series 1996), (Fifth Third Bank of Northwestern OH LOC), 5.780%, 2/1/2001	$3,166,000
3,185,000		Scranton Times LP, (Series 1997), (PNC Bank, N.A. LOC), 5.560%, 2/5/2001	3,185,000
9,360,000		Smith Land Improvement Corp., (Series 1999), (Allfirst Bank LOC), 5.790%, 2/6/2001	9,360,000
645,000		Solon, OH, Custom Graphics, (Bank One, Ohio N.A. LOC), 5.900%, 2/1/2001	645,000
1,730,000		Souser Family LP, (Series 1998), (Allfirst Bank LOC), 5.640%, 2/7/2001	1,730,000
6,250,000		Special Care Facilities, Daphne AL, Presbyterian Retirement Corp., (Series 1998-B), 5.770%, 2/1/2001	6,250,000
2,540,000		Spitzer Group, (Series 1996A), (Bank One, Ohio N.A. LOC), 5.900%, 2/1/2001	2,540,000
1,800,000		Spitzer Group, (Series 1996B), (Bank One, Ohio N.A. LOC), 5.900%, 2/1/2001	1,800,000
14,000,000		Spitzer Group, (Series 1998-A), (Bank One, Ohio N.A. LOC), 5.900%, 2/1/2001	14,000,000
7,739,000		Spitzer Group, (Series 1998-B), (Bank One, Ohio N.A. LOC), 5.850%, 2/1/2001	7,739,000
5,770,000		Springfield Ltd. (Series A), (UBS AG LOC), 5.850%, 2/1/2001	5,770,000
2,680,000		Stratford Properties LP, (Series 1998), (Allfirst LOC), 5.790%, 2/6/2001	2,680,000
4,320,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.780%, 2/1/2001	4,320,000
45,840,000		Terry Griffin Gate Partners Ltd., (Series 1995), (Bank One, Kentucky LOC), 5.850%, 2/7/2001	45,840,000
990,000		Trap Rock Industries, Inc., (Series 1997), (First Union National Bank, Charlotte, NC LOC), 5.730%, 2/7/2001	990,000
50,000,000	[3]	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 6.597%, 3/18/2001	50,000,000
5,015,000		Van Dyne Crotty Co., (Series 1996), (Huntington National Bank, Columbus, OH LOC), 5.730%, 2/1/2001	5,015,000
8,580,000		Van Dyne Crotty Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.730%, 2/1/2001	8,580,000
2,980,000		Van Wyk Enterprises, Inc., (Series 1998-A), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	2,980,000
2,060,000		Van Wyk Enterprises, Inc., (Series 1998-B), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	2,060,000
405,000		Van Wyk Enterprises, Inc., (Series 1998-C), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	405,000
3,395,000		Van Wyk Enterprises, Inc., (Series 1998-D), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	3,395,000
Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Banking--continued
$615,000		Van Wyk Enterprises, Inc., (Series 1998-E), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	$615,000
775,000		Van Wyk Enterprises, Inc., (Series 1998-F), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	775,000
950,000		Van Wyk, Bruce M., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	950,000
1,998,000		Vista Funding Corp., (Bank One, Ohio N.A. LOC), 5.730%, 2/1/2001	1,998,000
2,262,000		Vista Funding Corp., (Series 1994-A), (Fifth Third Bank of Northwestern OH LOC), 5.730%, 2/1/2001	2,262,000
1,161,000		Vista Funding Corp., (Series 1995-B), (Fifth Third Bank of Northwestern OH LOC), 5.730%, 2/1/2001	1,161,000
8,564,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank of Northwestern OH LOC), 5.900%, 2/1/2001	8,564,000
1,707,000		Vista Funding Corp., (Series 1995-E), (Bank One, Ohio N.A. LOC), 5.900%, 2/1/2001	1,707,000
6,896,000		Vista Funding Corp., (Series 1998-B), (Fifth Third Bank of Northwestern OH LOC), 5.820%, 2/1/2001	6,896,000
3,415,000		Vulcan, Inc., (AmSouth Bank N.A., Birmingham AL LOC), 5.820%, 2/1/2001	3,415,000
956,431		Wauseon Manor II LP, (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	956,431
66,000,000		Wells Fargo & Co., 5.850%, 2/13/2001	66,000,000
199,900,000		Westdeutsche Landesbank Girozentrale, 5.830%, 3/19/2001	199,885,157
5,990,000		Westminster Village Terre Haute, Inc., (Huntington National Bank, Columbus, OH LOC), 5.730%, 2/1/2001	5,990,000
1,800,000		Wexner Heritage House, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	1,800,000
12,625,000		Whetstone Care Center LLC, (Series 1998), (Fifth Third Bank, Cincinnati OH LOC), 5.840%, 2/1/2001	12,625,000
2,100,000		White Bear Lake, MN, (Series 1993), (Wells Fargo Bank Minnesota, N.A. LOC), 5.990%, 2/1/2001	2,100,000
9,100,000		Willacoochee, City of, Development Authority, Longboard, Inc. Project, (Series 1997), (Wachovia Bank of NC, N.A. LOC), 5.630%, 2/7/2001	9,100,000
15,955,000		William Hill Manor, Inc., (Series 1998), (Allfirst LOC), 5.790%, 2/6/2001	15,955,000
7,755,000		Willow Hill Industries, (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	7,755,000
8,730,000		Wilsbach Distributors, Inc., (Series 1999), (Allfirst LOC), 5.640%, 2/7/2001	8,730,000
2,095,000		YMCA of Central, OH, (Huntington National Bank, Columbus, OH LOC), 5.713%, 2/1/2001	2,095,000

		TOTAL	1,878,465,923

Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Brokerage--2.9%
$215,000,000		Merrill Lynch & Co., Inc., 5.846%, 2/12/2001	$214,995,332
231,000,000		Morgan Stanley, Dean Witter & Co., 6.050%, 2/8/2001 -- 8/28/2001	231,000,015

		TOTAL	445,995,347

		Electrical Equipment--0.4%
3,625,000		Alabama State IDA, General Electric Project, (General Electric Co. LOC), 5.980%, 2/1/2001	3,625,000
65,786,454		Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 5.706%, 2/5/2001	65,786,454

		TOTAL	69,411,454

		Finance - Automotive--1.2%
40,000,000		General Motors Acceptance Corp., 6.420%, 2/1/2001	40,057,455
150,000,000		General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.411%, 2/1/2001	148,422,472

		TOTAL	188,479,927

		Finance - Commercial--1.6%
243,000,000		CIT Group, Inc., 5.622%, 2/2/2001	243,000,000

		Finance - Equipment--0.3%
33,291,800		CIT Equipment Collateral 2000-1, Class A2A, 5.826%, 3/20/2001	33,291,800
15,000,000		Copelco Capital Receivables LLC, (Series 2000-A), Class A2A, 5.901%, 3/19/2001	15,000,000

		TOTAL	48,291,800

		Finance - Retail--0.6%
100,000,000		Associates Corp. of North America, 6.200%, 2/1/2001	100,094,882

		Finance - Securities--0.9%
40,800,000		Sigma Finance, Inc., 5.882%, 2/15/2001	40,800,000
100,000,000		Sigma Finance, Inc., 6.105%, 2/1/2001	100,000,000

		TOTAL	140,800,000

		Government Agency--0.2%
29,430,000		Direct One Funding Corp., (Series 2000), (Sexton Properties), (FNMA LOC), 5.810%, 2/1/2001	29,430,000
3,750,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (Federal Home Loan Bank of Indianapolis LOC), 5.730%, 2/1/2001	3,750,000

		TOTAL	33,180,000

Principal Amount			Value
		VARIABLE RATE INSTRUMENTS--continued[2]
		Insurance--6.5%
$14,100,000		Albuquerque, NM, (Series 2000 A), (MBIA INS), 5.590%, 2/7/2001	$14,100,000
84,000,000		Allstate Life Insurance Co., 6.768% - 6.961%, 2/1/2001	84,000,000
40,000,000		Anchor National Life Insurance Co., (Guaranteed by American International Group, Inc.), 6.905%, 3/30/2001	40,000,000
12,000,000		Association of American Medical Colleges, (AMBAC INS) (Guaranteed by Chase Manhattan Bank, New York), 5.570%, 2/7/2001	12,000,000
85,500,000		First Allmerica Financial Life Insurance Co., 5.758% - 6.903%, 2/3/2001 - 4/16/2001	85,500,000
40,000,000		GE Life and Annuity Assurance Co., 6.836%, 3/1/2001	40,000,000
158,600,000		Jackson National Life Insurance Co., 5.930% - 6.870%, 2/1/2001 - 2/22/2001	158,600,000
41,992,626		Liquid Asset Backed Securities Trust, (Series 1997-3), Senior Notes, (AMBAC INS), 6.630%, 3/28/2001	41,992,626
117,000,000		Monumental Life Insurance Co., 6.670% - 6.889%, 2/1/2001 -- 2/28/2001	117,000,000
55,000,000		New York Life Insurance Co., 6.856%, 2/23/2001	55,000,000
75,000,000		Principal Life Insurance Co., 6.886%, 3/1/2001	75,000,000
49,000,000		Protective Life Insurance Co., 6.861%, 2/1/2001	49,000,000
15,000,000		Security Life of Denver Insurance Co., 5.710%, 4/26/2001	15,000,000
100,000,000		Transamerica Occidental Life Insurance Co., 6.955%, 4/7/2001	100,000,000
87,000,000		Travelers Insurance Co., 6.501% - 6.836%, 2/1/2001 -- 3/1/2001	87,000,000
36,355,000		World Wildlife Fund, Inc., (Series 2000 B), (AMBAC INS), 5.740%, 2/1/2001	36,355,000

		TOTAL	1,010,547,626

		Telecommunications--0.5%
73,000,000		BellSouth Telecommunications, Inc., 6.557%, 3/14/2001	73,000,000

		TOTAL VARIABLE RATE INSTRUMENTS	4,231,266,959

		TIME DEPOSITS--10.1%
		Banking--10.1%
225,000,000		Bayerische Hypotheken-und Vereinsbank AG, 5.688% - 5.750%, 2/1/2001	225,000,000
200,000,000		Canadian Imperial Bank of Commerce, 5.625%, 2/1/2001	200,000,000
155,000,000		Chase Manhattan Bank (USA) N.A., Wilmington, 5.750%, 2/1/2001	155,000,000
225,000,000		Credit Agricole Indosuez, 5.625%, 2/1/2001	225,000,000
72,000,000		Deutsche Bank AG, 5.750%, 2/1/2001	72,000,000
45,000,000		Mellon Bank N.A., Pittsburgh, 5.750%, 2/1/2001	45,000,000
350,000,000		Societe Generale, Paris, 5.625% - 5.750%, 2/1/2001	350,000,000
200,000,000		SunTrust Bank, 5.625%, 2/1/2001	200,000,000
105,000,000		Westdeutsche Landesbank Girozentrale, 5.750%, 2/1/2001	105,000,000

		TOTAL TIME DEPOSITS	1,577,000,000

Principal Amount			Value
		REPURCHASE AGREEMENTS--7.3%[4]
$192,231,000		Credit Suisse First Boston, Inc., 5.760%, dated 1/31/2001, due 2/1/2001	$192,231,000
90,000,000		Goldman Sachs Group LP, 5.650%, dated 1/31/2001, due 2/1/2001	90,000,000
150,000,000		Goldman Sachs Group LP, 5.800%, dated 1/31/2001, due 2/1/2001	150,000,000
211,346,000		Morgan Stanley Group, Inc., 5.650%, dated 1/31/2001, due 2/1/2001	211,346,000
200,000,000		Salomon Brothers, Inc., 5.810%, dated 1/31/2001, due 2/1/2001	200,000,000
50,000,000		Warburg Dillon Reed LLC, 5.650%, dated 1/31/2001, due 2/1/2001	50,000,000
200,000,000		Warburg Dillon Reed LLC, 5.700%, dated 1/31/2001, due 2/1/2001	200,000,000
45,000,000		Warburg Dillon Reed LLC, 5.770%, dated 1/31/2001, due 2/1/2001	45,000,000

		TOTAL REPURCHASE AGREEMENTS	1,138,577,000

		TOTAL INVESTMENTS (AMORTIZED COST)[5]	$15,635,444,495

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At January 31, 2001, these securities amounted to $119,000,000 which represents 0.8% of net assets.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($15,614,542,904) at January 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$15,635,444,495
Cash		1,072,827
Income receivable		103,621,524
Receivable for shares sold		193,239

TOTAL ASSETS		15,740,332,085

Liabilities:
Payable for investments purchased	$50,000,000
Payable for shares redeemed	1,669
Income distribution payable	74,227,196
Accrued expenses	1,560,316

TOTAL LIABILITIES		125,789,181

Net assets for 15,614,542,904 shares outstanding		$15,614,542,904

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$10,805,199,964 ÷10,805,199,964 shares outstanding		$1.00

Institutional Service Shares:
$4,809,342,940 ÷ 4,809,342,940 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2001 (unaudited)

Investment Income:
Interest			$416,217,039

Expenses:
Investment adviser fee		$12,516,194
Administrative personnel and services fee		4,712,347
Custodian fees		344,853
Transfer and dividend disbursing agent fees and expenses		119,562
Directors'/Trustees' fees		45,322
Auditing fees		6,258
Legal fees		28,919
Portfolio accounting fees		416,921
Shareholder services fee--Institutional Shares		9,841,212
Shareholder services fee--Institutional Service Shares		5,804,030
Share registration costs		25,032
Printing and postage		18,774
Insurance premiums		307,963
Miscellaneous		28,920

TOTAL EXPENSES		34,216,307

Waivers:
Waiver of investment adviser fee	$(5,779,515)
Waiver of shareholder services fee--Institutional Shares	(9,841,212)

TOTAL WAIVERS		(15,620,727)

Net expenses			18,595,580

Net investment income			$397,621,459

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2001	Year Ended 7/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$397,621,459	$590,678,952

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(253,510,173)	(364,888,490)
Institutional Service Shares	(144,111,286)	(225,790,462)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(397,621,459)	(590,678,952)

Share Transactions:
Proceeds from sale of shares	74,638,581,559	123,070,717,609
Net asset value of shares issued to shareholders in payment of distributions declared	117,968,317	198,873,331
Cost of shares redeemed	(70,015,302,317)	(121,797,253,049)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,741,247,559	1,472,337,891

Change in net assets	4,741,247,559	1,472,337,891

Net Assets:
Beginning of period	10,873,295,345	9,400,957,454

End of period	$15,614,542,904	$10,873,295,345

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2001	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.06	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.06)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	3.29%	5.88%	5.14%	5.64%	5.45%	5.58%

Ratios to Average Net Assets:

Expenses	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	6.44%[3]	5.76%	4.99%	5.51%	5.35%	5.43%

Expense waiver/reimbursement[4]	0.34%[3]	0.35%	0.35%	0.35%	0.36%	0.36%

Supplemental Data

Net assets, end of period (000 omitted)	$10,805,200	$6,630,924	$5,185,448	$3,980,339	$3,588,082	$3,032,602

1 For the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2001	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	3.16%	5.62%	4.88%	5.37%	5.19%	5.32%

Ratios to Average Net Assets:

Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	6.21%[3]	5.50%	4.77%	5.24%	5.11%	5.13%

Expense waiver/reimbursement[4]	0.09%[3]	0.10%	0.10%	0.10%	0.11%	0.11%

Supplemental Data:

Net assets, end of period (000 omitted)	$4,809,343	$4,242,371	$4,215,510	$3,468,222	$2,236,997	$1,297,019

1 For the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investments Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 2001, capital paid in aggregated $15,614,542,904.

Transactions in shares were as follows:

	Six Months Ended 1/31/2001	Year Ended 7/31/2000
Institutional Shares:
Shares sold	49,765,709,461	90,434,281,491
Shares issued to shareholders in payment of distributions declared	78,629,793	132,692,451
Shares redeemed	(45,670,062,984)	(89,121,497,969)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,174,276,270	1,445,475,973

	Six Months Ended 1/31/2001	Year Ended 7/31/2000
Institutional Service Shares:
Shares sold	24,872,872,098	32,636,436,118
Shares issued to shareholders in payment of distributions declared	39,338,524	66,180,880
Shares redeemed	(24,345,239,333)	(32,675,755,080)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	566,971,289	26,861,918

NET CHANGE FROM SHARE TRANSACTIONS	4,741,247,559	1,472,337,891

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Prime Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N203
Cusip 60934N708

1022002 (3/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Trust for Government Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Trust for Government Cash Reserves, a portfolio of Money Market Obligations Trust, which covers the six-month reporting period ended January 31, 2001. The report contains commentary by the fund's portfolio manager, followed by a complete fund's listing of the fund's investments on the last day of the reporting period and the fund's financial statements.

The fund, which offers daily liquidity and stability of principal, pursues daily income through a portfolio composed exclusively of U.S. Treasury and government agency obligations.1 The fund's income may be exempt from state and personal income tax.2 Because the fund does not invest in repurchase agreements, it is suitable for tax-sensitive investors in states that tax the income on these securities.

Dividends paid monthly to shareholders during the reporting period totaled $0.031 per share. At the end of the reporting period, the fund's net assets totaled $324.2 million.

Thank you for selecting Trust for Government Cash Reserves as a daily cash investment. We welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
March 15, 2001

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

2 Shareholders should consult a tax adviser.

Investment Review

Trust for Government Cash Reserves, which is rated AAAm by Standard & Poor's ("S&P") and Aaa by Moody's Investors Service ("Moody's"), invests only in U.S. Treasury and U.S. Government agency obligations.1 The fund continues to invest in issues of the Student Loan Marketing Association, Federal Farm Credit Bank System and the Federal Home Loan Bank System and may maintain a small Treasury position for liquidity purposes. The fund does not invest in repurchase agreements and is managed to provide distributions which may be exempt from state and local taxes.

The semi-annual reporting period ended January 31, 2001, was characterized by an abrupt shift in both market expectations and economic reality. Early in the reporting period, economic strength was still a cause for concern, as the economy grew at 4.8% and 5.7% in the first two quarters of 2000. As the third quarter progressed, however, a slowdown in this robust pace of growth became apparent and by the end of the year it was clear that the economy was unraveling. Higher energy prices and turbulent equity markets took their toll on the industrial and consumer sectors of the economy. Manufacturing was especially hard hit, as the National Association of Purchasing Manager's survey dipped below 50% in August--readings above 50% are associated with an expanding manufacturing sector--and continued to decline dramatically to end the reporting period at 41.2%, the lowest survey reading since March 1991. Retail sales began to soften in late summer and resulted in a disappointing holiday season for retailers, as the year-over-year change in sales fell from a robust 8.3% in July to 3.5% by the end of January. Perhaps most telling of the economic deterioration and most worrisome to the Federal Reserve Board (the "Fed"), consumer confidence--as measured by the Consumer Confidence Index prepared by the Conference Board--plummeted from 143.0 in July to 114.4 in January, the lowest reading since December 1996. Gross domestic product grew at 2.2% in the third quarter and 1.1% in the fourth. Against this backdrop, inflation at the consumer level for the most part remained benign, in spite of the run up in energy prices.

1 An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

While monetary policy remained on hold throughout the third and fourth quarters, the Fed responded aggressively to the shifting economic conditions with a surprise 50 basis point ease on January 3, 2001, lowering the federal funds target rate from 6.5% to 6.0%. The Fed then followed up this uncharacteristic move with yet another 50 basis point cut in the federal funds target rate on January 31, 2001. Unlike the initial intermeeting move, the decision to lower the target rate again came at a regularly scheduled Federal Open Market Committee meeting. Although 100 basis points in easing within a month's time period was highly unusual, the market had by and large anticipated the "frontloading" of monetary policy in response by the Fed to the rapidly changing economic picture.

Short-term interest rates declined significantly over the reporting period, with the yields on shorter-term agency securities declining by as many as 186 basis points over the reporting period. One-year agency discount notes began the reporting period at 6.79%, and traded within a relatively narrow range through November. The yield on this security fell in December, however, to 5.5%, and then declined even further in January to close the reporting period at 4.93%.

We maintained an average maturity target range of 35 to 45 days over this reporting period, maximizing performance through ongoing relative value analysis. The fund is barbelled in structure, with a significant position in short-term fixed rate agency securities and floating rate securities combined with purchases of Treasury and agency securities with 6 to 13 months in maturity. In the absence of repurchase agreements, the fund uses a Student Loan Marketing Association floating rate master note agreement and a ladder of short-term agency securities to facilitate liquidity. Although the fund can buy Treasury securities, we concentrated our direct security purchases in the agency market due to the expensive nature of the Treasury yield curve.

Portfolio of Investments

January 31, 2001 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--100.1%
$47,790,000	[1]	Federal Farm Credit System, Discount Notes, 5.440% - 6.710%, 2/26/2001 - 12/7/2001	$47,400,622
19,000,000	[2]	Federal Farm Credit System, Floating Rate Notes, 5.540% - 6.402%, 2/1/2001	18,994,789
2,300,000		Federal Farm Credit System, Notes, 6.350%, 2/1/2001	2,300,000
106,921,000	[1]	Federal Home Loan Bank System, Discount Notes, 5.120% - 6.420%, 2/9/2001 - 7/25/2001	106,134,318
31,500,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 5.519% - 6.539%, 2/1/2001 - 4/19/2001	31,488,347
41,930,000		Federal Home Loan Bank System, Notes, 5.375% - 6.750%, 2/7/2001 - 2/1/2002	41,944,104
28,000,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 5.534% - 5.634%, 2/6/2001	27,994,677
6,500,000	[2]	Student Loan Marketing Association, Master Note, 5.514%, 2/6/2001	6,500,000
1,000,000		Student Loan Marketing Association, Note, 6.470%, 9/5/2001	1,002,817
41,000,000	[1]	Tennessee Valley Authority, Discount Notes, 5.480% - 6.150%, 2/21/2001 - 3/7/2001	40,831,774

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$324,591,448

1 The issues show the rate of discount at the time of purchase.

2 Denotes variable rate securities which show current rate and next demand date.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($324,192,929) at January 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$324,591,448
Income receivable		1,581,425

TOTAL ASSETS		326,172,873

Liabilities:
Payable to bank	$316,421
Income distribution payable	1,639,069
Accrued expenses	24,454

TOTAL LIABILITIES		1,979,944

Net assets for 324,192,929 shares outstanding		$324,192,929

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$324,192,929 ÷ 324,192,929 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2001 (unaudited)

Investment Income:
Interest			$11,500,143

Expenses:
Investment adviser fee		$705,139
Administrative personnel and services fee		132,742
Custodian fees		11,022
Transfer and dividend disbursing agent fees and expenses		4,875
Directors'/Trustees' fees		1,855
Auditing fees		5,342
Legal fees		4,192
Portfolio accounting fees		38,644
Shareholder services fee		440,712
Share registration costs		9,933
Printing and postage		5,335
Insurance premiums		881
Miscellaneous		3,638

TOTAL EXPENSES		1,364,310

Waivers:
Waiver of investment adviser fee	$(203,651)
Waiver of shareholder services fee	(352,570)

TOTAL WAIVERS		(556,221)

Net expenses			808,089

Net investment income			$10,692,054

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2001	Period Ended 7/31/2000 [1]	Year Ended 11/30/1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,692,054	$16,606,945	$22,311,852

Distributions to Shareholders:
Distributions from net investment income	(10,692,054)	(16,606,945)	(22,311,852)

Share Transactions:
Proceeds from sale of shares	521,871,627	736,974,670	1,273,043,092
Net asset value of shares issued to shareholders in payment of distributions declared	1,405,600	3,086,898	3,204,808
Cost of shares redeemed	(583,382,967)	(805,238,770)	(1,361,778,545)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(60,105,740)	(65,177,202)	(85,530,645)

Change in net assets	(60,105,740)	(65,177,202)	(85,530,645)

Net Assets:
Beginning of period	384,298,669	449,475,871	535,006,516

End of period	$324,192,929	$384,298,669	$449,475,871

1 The fund has changed its fiscal year-end from November 30 to July 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended	Year Ended November 30,
	1/31/2001	7/31/2000 [1]	1999 [2]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.04	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.04)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[3]	3.10%	3.80%	4.73%	5.16%	5.15%	5.08%	5.60%

Ratios to Average Net Assets:

Expenses	0.46%[4]	0.46%[4]	0.46%	0.46%	0.46%	0.46%	0.45%

Net investment income	6.07%[4]	5.59%[4]	4.61%	5.06%	5.02%	4.99%	5.45%

Expense waiver/reimbursement[5]	0.31%[4]	0.31%[4]	0.31%	0.31%	0.31%	0.32%	0.32%

Supplemental Data:

Net assets, end of period (000 omitted)	$324,193	$384,299	$449,476	$535,007	$562,704	$599,550	$739,553

1 The fund has changed its fiscal year-end from November 30 to July 31.

2 For the year ended November 30, 1999, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Trust for Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Change in Fiscal Year

The Fund has changed its fiscal year-end from November 30 to July 31.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2001, capital paid-in aggregated $324,192,929.

Transactions in shares were as follows:

	Six Months Ended 1/31/2001	Period Ended 7/31/2000 [1]	Year Ended 11/30/1999
Shares sold	521,871,627	736,974,670	1,273,043,092
Shares issued to shareholders in payment of distributions declared	1,405,600	3,086,898	3,204,808
Shares redeemed	(583,382,967)	(805,238,770)	(1,361,778,545)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(60,105,740)	(65,177,202)	(85,530,645)

1 The Fund changed its fiscal year end from November 30 to July 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Trust for Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N773

0062905 (3/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Treasury Obligations Fund. This report covers the first half of the fund's fiscal year, which is the six-month reporting period ended January 31, 2001. It begins with an investment review on the short-term U.S. Treasury market from the fund's portfolio manager. Following the investment review are the fund's portfolio of investments and its financial statements.

In Treasury Obligations Fund, your ready cash is at work pursuing daily income--along with the additional advantages of daily liquidity and stability of principal1--by investing exclusively in short-term U.S. Treasury obligations and in repurchase agreements collateralized by these obligations. At the end of the reporting period, the fund's net assets totaled $11.5 billion.

Over the six-month reporting period, dividends paid to shareholders of Institutional Shares, Institutional Service Shares and Institutional Capital Shares totaled $0.031, $0.030 and $0.031 per share, respectively.2 The 30-day net yields on the last day of the reporting period for Institutional Shares, Institutional Service Shares and Institutional Capital Shares were 5.87%, 5.62% and 5.77%, respectively.3

Thank you for your confidence in the daily earning power of Treasury Obligations Fund. As always, your questions and comments are always welcome.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
March 15, 2001

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

2 Past performance is no guarantee of future results. Yield will vary. Current performance information is available by calling 1-800-341-7400.

3 The 30-day net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

Investment Review

Treasury Obligations Fund, which is rated AAAm by Standard & Poor's ("S&P")1 and Aaa by Moody's Investors Service,2 is invested in direct obligations of the U.S. Treasury, either in the form of notes and bills or as collateral for repurchase agreements.

The reporting period was characterized by an abrupt shift in both market expectations and economic reality. Early in the reporting period, economic strength was still a cause for concern, as the economy grew at 4.8% and 5.7% in the first two quarters, respectively, of 2000. As the third quarter progressed, however, a slowdown in this robust pace of growth became apparent and by the end of the year it was clear that the economy was unraveling. Higher energy prices and turbulent equity markets took their toll on the industrial and consumer sectors of the economy. Manufacturing was especially hard hit, as the National Association of Purchasing Manager's survey dipped below 50% in August--readings above 50% are associated with an expanding manufacturing sector--and continued to decline dramatically ending the reporting period at 41.2%, the lowest survey reading since March 1991. Retail sales began to soften in late summer and resulted in a disappointing holiday season for retailers, as the year-over-year change in sales fell from a robust 8.3% in July to 3.5% by the end of January. Perhaps most telling of the economic deterioration and most worrisome to the Federal Reserve Board (the "Fed"), consumer confidence--as measured by the Consumer Confidence Index prepared by the Conference Board--plummeted from 143.0 in July to 114.4 in January, the lowest reading since December 1996. Against this backdrop, inflation at the consumer level for the most part remained benign, in spite of the run up in energy prices.

While monetary policy remained on hold throughout the third and fourth quarters, the Fed responded aggressively to the shifting economic conditions with a surprise 50 basis point ease on January 3, 2001, lowering the federal funds target rate from 6.5% to 6.0%. The Fed then followed up this uncharacteristic move with yet another 50 basis point cut in the federal funds target rate on January 31, 2001. Unlike the initial intermeeting move, the decision to lower the target rate again came at a regularly scheduled Federal Open Market Committee meeting. Although 100 basis points in easing within a month's time period was highly unusual, the market by and large had anticipated the "frontloading" of monetary policy response by the Fed to the rapidly changing economic picture.

1 This rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Ratings are subject to change, and do not remove market risks.

2 Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change, and do not remove market risks.

Short term interest rates declined significantly over the reporting period, with the yields on Treasury bills declining by as many as 150 basis points over the reporting period. This area of the yield curve is also viewed as a safe haven for investors, and the decline in yields over the reporting period was exacerbated by a flight to quality by investors fleeing the turmoil in the equity markets. As a result, the yield on Treasury securities traded well below where the fund's overnight investments were offered, often reflecting an even more aggressive Fed scenario than had actually materialized. The fund remained heavily barbelled as a result, with the average maturity targeted between 20 to 30 days and a significant portion of the fund's assets invested in repurchase agreements. We maximized performance through ongoing relative value analysis, preferring Treasury notes to Treasury bills, because of the very expensive nature of the Treasury bill market.

Portfolio of Investments

JANUARY 31, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM U.S. TREASURY OBLIGATIONS--5.6%
		U.S. Treasury Bills--0.7%[1]
$80,500,000		6.065%, 4/26/2001	$79,360,791

		U.S. Treasury Notes--4.9%
564,750,000		5.000% - 6.500%, 4/30/2001 -- 11/30/2001	563,564,476

		TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS	642,925,267

		REPURCHASE AGREEMENTS--94.7%[2]
460,000,000		ABN AMRO, Chicago Corp., 5.640%, dated 1/31/2001, due 2/1/2001	460,000,000
200,000,000		Barclays de Zoete Wedd Securities, Inc., 5.470%, dated 1/31/2001, due 2/1/2001	200,000,000
350,000,000		Barclays de Zoete Wedd Securities, Inc., 5.500%, dated 1/31/2001, due 2/1/2001	350,000,000
545,000,000		Barclays de Zoete Wedd Securities, Inc., 5.680%, dated 1/31/2001, due 2/1/2001	545,000,000
485,000,000		Bear, Stearns and Co., 5.690%, dated 1/31/2001, due 2/1/2001	485,000,000
85,000,000		CIBC Wood Gundy Securities Corp., 5.680%, dated 1/31/2001, due 2/1/2001	85,000,000
135,000,000		Credit Suisse First Boston, Inc., 5.700%, dated 1/31/2001, due 2/1/2001	135,000,000
448,000,000		Deutsche Bank Government Securities, 5.680%, dated 1/31/2001, due 2/1/2001	448,000,000
460,000,000		Dresdner Securities (USA), Inc., 5.650%, dated 1/31/2001, due 2/1/2001	460,000,000
160,000,000		First Union Capital Markets, 5.700%, dated 1/31/2001, due 2/1/2001	160,000,000
139,000,000		Goldman Sachs Group LP, 5.650%, dated 1/31/2001, due 2/1/2001	139,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[2]
$382,000,000	[3]	Goldman Sachs Group LP, 6.180%, dated 12/21/2000, due 3/21/2001	$382,000,000
460,000,000		Greenwich Capital Markets, Inc., 5.700%, dated 1/31/2001, due 2/1/2001	460,000,000
535,000,000		J.P. Morgan & Co., Inc., 5.700%, dated 1/31/2001, due 2/1/2001	535,000,000
108,000,000	[3]	Lehman Brothers, Inc., 6.400%, dated 11/28/2000, due 2/28/2001	108,000,000
300,000,000		Merrill Lynch Government Securities, 5.550%, dated 1/31/2001, due 2/1/2001	300,000,000
197,000,000		Merrill Lynch Government Securities, 5.650%, dated 1/31/2001, due 2/1/2001	197,000,000
189,000,000	[3]	Merrill Lynch Government Securities, 5.750%, dated 1/3/2001, due 4/4/2001	189,000,000
52,000,000	[3]	Morgan Stanley & Co., Inc., 5.580%, dated 1/12/2001, due 3/30/2001	52,000,000
546,000,000		Morgan Stanley & Co., Inc., 5.650%, dated 1/31/2001, due 2/1/2001	546,000,000
190,000,000	[3]	Morgan Stanley & Co., Inc., 5.750%, dated 1/3/2001, due 4/4/2001	190,000,000
470,000,000		Paribas Corp., 5.700%, dated 1/31/2001, due 2/1/2001	470,000,000
535,000,000		Salomon Brothers, Inc., 5.700%, dated 1/31/2001, due 2/1/2001	535,000,000
174,873,000		Scotia McLeod (USA), Inc., 5.660%, dated 1/31/2001, due 2/1/2001	174,873,000
441,110,000		Societe Generale Securities Corp., 5.700%, dated 1/31/2001, due 2/1/2001	441,110,000
700,000,000		Societe Generale Securities Corp., London, 5.700%, dated 1/31/2001, due 2/1/2001	700,000,000
535,000,000		State Street Bank and Trust Co., 5.680%, dated 1/31/2001, due 2/1/2001	535,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[2]
$295,000,000		Toronto Dominion Holdings (USA), Inc., 5.720%, dated 1/31/2001, due 2/1/2001	$295,000,000
75,000,000		Warburg Dillon Reed LLC, 5.600%, dated 1/31/2001, due 2/1/2001	75,000,000
590,000,000		Warburg Dillon Reed LLC, 5.700%, dated 1/31/2001, due 2/1/2001	590,000,000
242,000,000	[3]	Warburg Dillon Reed LLC, 6.500%, dated 9/7/2000, due 3/7/2001	242,000,000
440,000,000		Westdeutsche Landesbank Girozentrale, 5.680%, dated 1/31/2001, due 2/1/2001	440,000,000

		TOTAL REPURCHASE AGREEMENTS	10,923,983,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$11,566,908,267

1 The issues show the rate of discount at the time of purchase.

2 The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($11,531,165,735) at January 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 2001 (unaudited)

Assets:
Investments in repurchase agreements	$10,923,983,000
Investments in securities	642,925,267

Total investments in securities, at amortized cost and value		11,566,908,267
Cash		669,992
Income receivable		20,206,110
Receivable for shares sold		3,981

TOTAL ASSETS		11,587,788,350

Liabilities:
Income distribution payable	55,355,568
Accrued expenses	1,267,047

TOTAL LIABILITIES		56,622,615

Net assets for 11,531,165,735 shares outstanding		$11,531,165,735

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$6,703,657,662 ÷ 6,703,657,662 shares outstanding		$1.00

Institutional Service Shares:
$4,525,553,297 ÷ 4,525,553,297 shares outstanding		$1.00

Institutional Capital Shares:
$301,954,776 ÷ 301,954,776 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JANUARY 31, 2001 (unaudited)

Investment Income:
Interest			$355,326,749

Expenses:
Investment adviser fee		$11,032,400
Administrative personnel and services fee		4,153,698
Custodian fees		291,946
Transfer and dividend disbursing agent fees and expenses		40,177
Directors'/Trustees' fees		38,613
Auditing fees		5,516
Legal fees		16,549
Portfolio accounting fees		377,078
Shareholder services fee--Institutional Shares		7,563,082
Shareholder services fee--Institutional Service Shares		5,749,724
Shareholder services fee--Institutional Capital Shares		477,694
Share registration costs		22,065
Printing and postage		11,032
Insurance premiums		9,056
Miscellaneous		29,557

TOTAL EXPENSES		29,818,187

Waivers:
Waiver of investment adviser fee	$(4,752,575)
Waiver of shareholder services fee--Institutional Shares	(7,563,082)
Waiver of shareholder services fee--Institutional Capital Shares	(286,617)

TOTAL WAIVERS		(12,602,274)

Net expenses			17,215,913

Net investment income			$338,110,836

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2001	Year Ended 7/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$338,110,836	$570,650,584

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(188,983,420)	(315,812,495)
Institutional Service Shares	(137,369,712)	(235,203,016)
Institutional Capital Shares	(11,757,704)	(19,635,073)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(338,110,836)	(570,650,584)

Share Transactions:
Proceeds from sale of shares	32,084,276,802	62,433,586,372
Net asset value of shares issued to shareholders in payment of distributions declared	75,011,246	145,648,369
Cost of shares redeemed	(30,763,089,206)	(63,418,490,566)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,396,198,842	(839,255,825)

Change in net assets	1,396,198,842	(839,255,825)

Net Assets:
Beginning of period	10,134,966,893	10,974,222,718

End of period	$11,531,165,735	$10,134,966,893

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2001	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	3.18%	5.58%	4.91%	5.54%	5.36%	5.53%

Ratios to Average Net Assets:

Expenses	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	6.25%[3]	5.43%	4.79%	5.40%	5.24%	5.37%

Expense waiver/reimbursement[4]	0.34%[3]	0.34%	0.34%	0.35%	0.35%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$6,703,658	$5,400,132	$5,477,028	$5,289,871	$4,814,583	$4,649,870

1 For the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2001	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	3.05%	5.32%	4.65%	5.28%	5.10%	5.26%

Ratios to Average Net Assets:

Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	5.97%[3]	5.16%	4.54%	5.15%	5.03%	5.12%

Expense waiver/reimbursement[4]	0.09%[3]	0.09%	0.09%	0.10%	0.10%	0.11%

Supplemental Data:

Net assets, end of period (000 omitted)	$4,525,553	$4,400,816	$5,034,388	$5,045,428	$3,054,110	$1,516,839

1 For the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended July 31,
	1/31/2001	2000 [1]	1999	1998	1997 [2]
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.05	0.05	0.02
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.05)	(0.02)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[3]	3.13%	5.47%	4.81%	5.43%	1.58%

Ratios to Average Net Assets:

Expenses	0.30%[4]	0.30%	0.30%	0.30%	0.30%[4]

Net investment income	6.15%[4]	5.25%	4.61%	5.30%	5.42%[4]

Expense waiver/reimbursement[5]	0.24%[4]	0.24%	0.24%	0.25%	0.25%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$301,955	$334,019	$462,807	$31,703	$42,505

1 For the year ended July 31, 2000, the fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consist of 40 portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; difference in per share dividend rates are generally due to differences in separate class expenses.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investments Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 2001, capital paid in aggregated $11,531,165,735.

Transactions in shares were as follows:

	Six Months Ended 1/31/2001	Year Ended 7/31/2000
Institutional Shares:
Shares sold	15,323,390,853	31,151,429,016
Shares issued to shareholders in payment of distributions declared	43,368,483	76,576,895
Shares redeemed	(14,063,233,651)	(31,304,901,682)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,303,525,685	(76,895,771)

	Six Months Ended 1/31/2001	Year Ended 7/31/2000
Institutional Service Shares:
Shares sold	14,715,271,903	28,766,507,789
Shares issued to shareholders in payment of distributions declared	29,225,371	66,129,406
Shares redeemed	(14,619,759,912)	(29,466,208,868)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	124,737,362	(633,571,673)

	Six Months Ended 1/31/2001	Year Ended 7/31/2000
Institutional Capital Shares:
Shares sold	2,045,614,046	2,515,649,567
Shares issued to shareholders in payment of distributions declared	2,417,392	2,942,068
Shares redeemed	(2,080,095,643)	(2,647,380,016)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARES TRANSACTIONS	(32,064,205)	(128,788,381)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,396,198,842	(839,255,825)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Treasury Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N500
Cusip 60934N872
Cusip 60934N823

1022004 (3/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Trust for Short-Term U.S. Government Securities

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Trust for Short-Term U.S. Government Securities, a portfolio of Money Market Obligations Trust, which covers the six-month reporting period ended January 31, 2001. The report contains commentary by the fund's portfolio manager, followed by a complete listing of the fund's investments on the last day of the reporting period and the fund's financial statements.

The fund, which offers daily liquidity and stability of principal, pursues daily income which may be partially exempt from state and local taxes through a portfolio composed of U.S. Treasury and government agency obligations and repurchase agreements backed by these obligations.1, 2

Dividends paid monthly to shareholders over the reporting period totaled $0.031 per share. At the end of the reporting period, the fund's net assets totaled $519.5 million.

Thank you for selecting Trust for Short-Term U.S. Government Securities as a daily cash investment. We welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
March 15, 2001

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

2 Shareholders should consult a tax adviser.

Investment Review

Trust for Short-Term U.S. Government Securities is invested in direct U.S. Treasury and U.S. Government agency obligations and in repurchase agreements which have these securities as collateral.

The semi-annual reporting period ended January 31, 2001, was characterized by an abrupt shift in both market expectations and economic reality. Early in the reporting period, economic strength was still a cause for concern, as the economy grew at 4.8% and 5.7% in the first two quarters of 2000. As the third quarter progressed, however, a slowdown in this robust pace of growth became apparent and by the end of the year it was clear that the economy was unraveling. Higher energy prices and turbulent equity markets took their toll on the industrial and consumer sectors of the economy. Manufacturing was especially hard hit, as the National Association of Purchasing Manager's survey dipped below 50% in August--readings above 50% are associated with an expanding manufacturing sector--and continued to decline dramatically to end the reporting period at 41.2%, the lowest survey reading since March 1991. Retail sales began to soften in late summer and resulted in a disappointing holiday season for retailers, as the year-over-year change in sales fell from a robust 8.3% in July to 3.5% by the end of January. Perhaps most telling of the economic deterioration and most worrisome to the Federal Reserve Board (the "Fed"), consumer confidence as measured by the Consumer Confidence Index prepared by the Conference Board plummeted from 143.0 in July to 114.4 in January, the lowest reading since December 1996. Gross Domestic Product grew at 2.2% in the third quarter and 1.4% in the fourth. Against this backdrop, inflation at the consumer level for the most part remained benign, in spite of the run up in energy prices.

While monetary policy remained on hold throughout the third and fourth quarters, the Fed responded aggressively to the shifting economic conditions with a surprise 50 basis point ease on January 3, 2001, lowering the federal funds target rate from 6.5% to 6.0%. The Fed then followed up this uncharacteristic move with yet another 50 basis point cut in the federal funds target rate on January 31, 2001. Unlike the initial intermeeting move, the decision to lower the target rate again came at a regularly scheduled Federal Open Market Committee meeting. Although 100 basis points in easing within a month's time period was highly unusual, the market by and large had anticipated the "frontloading" of monetary policy in response by the Fed to the rapidly changing economic picture.

Short-term interest rates declined significantly over the reporting period, with the yields on shorter-term agency securities declining by as many as 186 basis points over the period. One-year agency discount notes began the reporting period at 6.79% and traded within a relatively narrow range through November. The yield on this security fell precipitously in December, however, to 5.5%, and then declined even further in January to close the reporting period at 4.93%. We maintained an average maturity target range of 35 to 45 days over this period, maximizing performance through ongoing relative value analysis. The portfolio remains barbelled in structure, combining a significant portion of its assets in repurchase agreements and floating rate securities with purchases of fixed rate agency securities farther out on the money market yield curve. Although the fund can buy Treasury securities, we concentrated our direct security purchases in the agency market due to the expensive nature of the Treasury yield curve.

Portfolio of Investments

January 31, 2001 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--36.0%
$5,000,000	[1]	Federal Home Loan Bank System, Discount Notes, 5.420% - 6.240%, 3/30/2001 - 6/8/2001	$4,916,797
33,000,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 5.604% - 6.538%, 2/1/2001 - 3/17/2001	32,990,219
30,500,000		Federal Home Loan Bank System, Notes, 4.875% - 7.125%, 2/7/2001 - 2/1/2002	30,559,514
16,500,000	[1]	Federal Home Loan Mortgage Corp., Discount Notes, 5.125% - 6.485%, 3/29/2001 - 10/11/2001	16,094,176
6,000,000	[2]	Federal Home Loan Mortgage Corp., Floating Rate Note, 5.616%, 2/21/2001	5,997,421
1,000,000		Federal Home Loan Mortgage Corp., Note, 5.300%, 12/28/2001	991,788
21,720,000	[1]	Federal National Mortgage Association, Discount Notes, 5.250% - 6.040%, 2/23/2001 - 11/30/2001	21,248,060
36,000,000	[2]	Federal National Mortgage Association, Floating Rate Notes, 5.646% - 6.538%, 2/3/2001 - 3/3/2001	35,988,734
14,000,000		Federal National Mortgage Association, Notes, 6.445% - 7.250%, 2/23/2001 - 11/16/2001	13,998,415
24,000,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 5.544% - 5.634%, 2/6/2001	23,993,461

		TOTAL GOVERNMENT AGENCIES	186,778,585

		REPURCHASE AGREEMENTS--64.1%[3]
20,000,000		Bank of America, 5.760%, dated 1/31/2001, due 2/1/2001	20,000,000
20,000,000		Barclays Capital, Inc., 5.750%, dated 1/31/2001, due 2/1/2001	20,000,000
20,000,000		Bear, Stearns and Co., 5.750%, dated 1/31/2001, due 2/1/2001	20,000,000
20,000,000		Chase Government Securities, Inc., 5.780%, dated 1/31/2001, due 2/1/2001	20,000,000
23,000,000	[4]	Credit Suisse First Boston, Inc., 5.670%, dated 1/10/2001, due 3/12/2001	23,000,000
15,500,000	[4]	Credit Suisse First Boston, Inc., 5.920%, dated 1/11/2001, due 2/1/2001	15,500,000
6,000,000	[4]	Credit Suisse First Boston, Inc., 6.570%, dated 9/14/2000, due 3/14/2001	6,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$20,000,000		Deutsche Bank Financial, Inc., 5.750%, dated 1/31/2001, due 2/1/2001	$20,000,000
85,000,000		Fuji Government Securities, Inc., 5.760%, dated 1/31/2001, due 2/1/2001	85,000,000
7,500,000	[4]	Goldman Sachs Group, LP, 5.700%, dated 1/24/2001, due 3/1/2001	7,500,000
4,000,000	[4]	Goldman Sachs Group, LP, 6.160%, dated 1/3/2001, due 4/4/2001	4,000,000
6,000,000	[4]	Goldman Sachs Group, LP, 6.280%, dated 12/14/2000, due 6/13/2001	6,000,000
20,000,000		Paribas Corp., 5.750%, dated 1/31/2001, due 2/1/2001	20,000,000
20,000,000		Salomon Brothers, Inc., 5.800%, dated 1/31/2001, due 2/1/2001	20,000,000
22,191,000		Scotia Bank, 5.660%, dated 1/31/2001, due 2/1/2001	22,191,000
11,000,000	[4]	Warburg Dillon Reed LLC, 5.540%, dated 1/30/2001, due 2/20/2001	11,000,000
6,000,000	[4]	Warburg Dillon Reed LLC, 5.800%, dated 1/18/2001, due 2/20/2001	6,000,000
7,000,000	[4]	Warburg Dillon Reed LLC, 6.160%, dated 1/3/2001, due 4/4/2001	7,000,000

		TOTAL REPURCHASE AGREEMENTS	333,191,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$519,969,585

1 Rates noted reflect the effective yield.

2 Denotes variable rate securities which show current rate and next demand date.

3 The repurchase agreements are fully collateralized by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($519,531,080) at January 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2001 (unaudited)

Assets:
Investments in repurchase agreements	$333,191,000
Investments in securities	186,778,585

Total investments in securities, at amortized cost and value		$519,969,585
Income receivable		2,256,191

TOTAL ASSETS		522,225,776

Liabilities:
Income distribution payable	2,535,639
Accrued expenses	37,031
Payable to bank	122,026

TOTAL LIABILITIES		2,694,696

Net assets for 519,531,080 shares outstanding		$519,531,080

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

$519,531,080 ÷ 519,531,080 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2001 (unaudited)

Investment Income:
Interest			$16,298,056

Expenses:
Investment adviser fee		$994,587
Administrative personnel and services fee		187,231
Custodian fees		20,355
Transfer and dividend disbursing agent fees and expenses		15,269
Directors'/Trustees' fees		2,238
Auditing fees		5,967
Legal fees		2,486
Portfolio accounting fees		48,769
Shareholder services fee		621,617
Share registration costs		11,295
Printing and postage		7,282
Insurance premiums		1,172
Miscellaneous		2,735

TOTAL EXPENSES		1,921,003

Waivers:
Waiver of investment adviser fee	$(293,507)
Waiver of shareholder services fee	(497,293)

TOTAL WAIVERS		(790,800)

Net expenses			1,130,203

Net investment income			$15,167,853

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited)	Period Ended	Year Ended
	1/31/2001	7/31/2000 [1]	11/30/1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,167,853	$19,753,756	$27,361,581

Distributions to Shareholders:
Distributions from net investment income	(15,167,853)	(19,753,756)	(27,361,581)

Share Transactions:
Proceeds from sale of shares	945,739,361	1,326,048,727	1,855,387,107
Net asset value of shares issued to shareholders in payment of distributions declared	2,416,930	3,254,416	4,880,070
Cost of shares redeemed	(912,009,427)	(1,429,021,529)	(1,874,849,394)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	36,146,864	(99,718,386)	(14,582,217)

Change in net assets	36,146,864	(99,718,386)	(14,582,217)

Net Assets:
Beginning of period	483,384,216	583,102,602	597,684,819

End of period	$519,531,080	$483,384,216	$583,102,602

1 The fund has changed its fiscal year-end from November 30 to July 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended	Year Ended November 30,
	1/31/2001	7/31/2000 [1]	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.03	0.04	0.05	0.05	0.05	0.05	0.06
Less Distributions:
Distributions from net investment income	(0.03)	(0.04)	(0.05)	(0.05)	(0.05)	(0.05)	(0.06)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	3.12%	3.81%	4.75%	5.20%	5.20%	5.09%	5.63%

Ratios to Average Net Assets:

Expenses	0.45%[3]	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	6.10%[3]	5.58%[3]	4.65%	5.09%	5.07%	4.98%	5.47%

Supplemental Data:

Net assets, end of period (000 omitted)	$519,531	$483,384	$583,103	$597,685	$675,988	$844,108	$952,757

1 The fund has changed its fiscal year-end from November 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Trust For Short-Term U.S. Government Securities (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Change in Fiscal Year

The Fund has changed its fiscal year-end from November 30 to July 31.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2001, capital paid-in aggregated $519,531,080.

Transactions in shares were as follows:

	Six Months Ended 1/31/2001	Period Ended 7/31/2000 [1]	Year Ended 11/31/1999
Shares sold	945,739,361	1,326,048,727	1,855,387,107
Shares issued to shareholders in payment of distributions declared	2,416,930	3,254,416	4,880,070
Shares redeemed	(912,009,427)	(1,429,021,529)	(1,874,849,394)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	36,146,864	(99,718,386)	(14,582,217)

1 The Fund has changed its fiscal year-end from November 30 to July 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Trust for Short-Term U.S. Government Securities
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N781

8063001 (3/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

January 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Trust for U.S. Treasury Obligations, which covers the six-month reporting period ended January 31, 2001. It begins with an investment review by the fund's portfolio manager and follows with the portfolio of investments and financial statements.

This money market mutual fund offers a high-quality approach to daily investment income, along with daily liquidity and stability of principal,1 through a portfolio of short-term U.S. Treasury obligations. At the end of the reporting period, approximately 94.3% of the fund's net assets were invested in repurchase agreements backed by U.S. Treasury obligations because of the yield advantage of these securities. The remaining assets were invested in U.S. Treasury obligations.

Dividends paid to shareholders during the six-month reporting period totaled $0.030 per share. At the end of the reporting period, the fund's net assets totaled $1.01 billion.2

Thank you for selecting Trust for U.S. Treasury Obligations as your quality cash investment. We welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
March 15, 2001

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

2 Past performance is no guarantee of future results. Yield will vary. Current performance information is available by calling 1-800-341-7400.

Investment Review

Trust for U.S. Treasury Obligations, which is rated AAAm by Standard & Poor's1 ("S&P") and Aaa by Moody's Investors Service,2 is invested in direct obligations of the U.S. Treasury either in the form of notes and bills or as collateral for repurchase agreements.

The semi-annual reporting period was characterized by an abrupt shift in both market expectations and economic reality. Early in the reporting period, economic strength was still a cause for concern, as the economy grew at 4.8% and 5.7% in the first two quarters, respectively, of 2000. As the third quarter progressed, however, a slowdown in this robust pace of growth became apparent and by the end of the year it was clear that the economy was unraveling. Higher energy prices and turbulent equity markets took their toll on the industrial and consumer sectors of the economy. Manufacturing was especially hard hit, as the National Association of Purchasing Manager's survey dipped below 50 in August--readings above 50 are associated with an expanding manufacturing sector--and continued to decline dramatically to end the reporting period at 41.2, the lowest survey reading since March 1991. Retail sales began to soften in late summer and resulted in a disappointing holiday season for retailers, as the year-over-year change in sales fell from a robust 8.3% in July to 3.5% by the end of January. Perhaps most telling of the economic deterioration and most worrisome to the Federal Reserve Board (the "Fed"), consumer confidence--as measured by the Consumer Confidence Index prepared by the Conference Board--plummeted from 143.0 in July to 114.4 in January, the lowest reading since December 1996. Against this backdrop, inflation at the consumer level for the most part remained benign, in spite of the run up in energy prices.

1 This rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Ratings are subject to change, and do not remove market risks.

2 Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.

While monetary policy remained on hold throughout the third and fourth quarters, the Fed responded aggressively to the shifting economic conditions with a surprise 50 basis point ease on January 3, 2001, lowering the federal funds target rate from 6.5% to 6.0%. The Fed then followed up this uncharacteristic move with yet another 50 basis point cut in the federal funds target rate on January 31, 2001. Unlike the initial intermeeting move, the decision to lower the federal funds target rate again came at a regularly scheduled Federal Open Market Committee meeting. Although 100 basis points in easing within a month's time period was highly unusual, the market by and large had anticipated the "frontloading" of monetary policy response by the Fed to the rapidly changing economic picture.

Short term interest rates declined significantly over the reporting period, with the yields on Treasury bills declining by as many as 150 basis points over the reporting period. This area of the yield curve is also viewed as a safe haven for investors and the decline in yields over the reporting period was exacerbated by a flight to quality by investors fleeing the turmoil in the equity markets. As a result, the yield on Treasury securities traded well below where the fund's overnight investments were offered, often reflecting an even more aggressive Fed scenario than had actually materialized. The fund remained heavily barbelled as a result, with the average maturity targeted between 20 to 30 days and a significant portion of the fund's assets invested in repurchase agreements. We maximized performance through ongoing relative value analysis, preferring Treasury notes to Treasury bills, because of the very expensive nature of the Treasury bill market.

Portfolio of Investments

January 31, 2001 (unaudited)

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--6.0%
		U.S. Treasury Bill--0.4%[1]
$4,000,000		U.S. Treasury Bill, 6.065%, 4/30/2001	$3,943,393

		U.S. Treasury Notes--5.6%
57,000,000		U.S. Treasury Notes, 5.000%-6.500%, 4/30/2001-11/30/2001	56,845,014

		TOTAL U.S. TREASURY OBLIGATIONS	60,788,407

		REPURCHASE AGREEMENTS--94.3%[2]
90,000,000		Barclays de Zoete Wedd Securities, Inc., 5.680%, dated 1/31/2001, due 2/1/2001	90,000,000
45,000,000		Bear, Stearns and Co., 5.690%, dated 1/31/2001, due 2/1/2001	45,000,000
45,000,000		CIBC World Markets, 5.680%, dated 1/31/2001, due 2/1/2001	45,000,000
45,000,000		Credit Suisse First Boston, Inc., 5.700%, dated 1/31/2001, due 2/1/2001	45,000,000
90,000,000		Deutsche Bank AG, 5.680%, dated 1/31/2001, due 2/1/2001	90,000,000
90,000,000		Dresdner Securities (USA), Inc., 5.650%, dated 1/31/2001, due 2/1/2001	90,000,000
20,000,000		Goldman Sachs Group LP, 5.650%, dated 1/31/2001, due 2/1/2001	20,000,000
25,000,000	[3]	Goldman Sachs Group LP, 6.180%, dated 12/21/2000, due 3/21/2001	25,000,000
45,000,000		J.P. Morgan & Co., Inc., 5.700%, dated 1/31/2001, due 2/1/2001	45,000,000
12,000,000	[3]	Lehman Brothers, Inc., 6.400%, dated 11/28/2000, due 2/28/2001	12,000,000
20,000,000		Merrill Lynch Government Securities, 5.650%, dated 1/31/2001, due 2/1/2001	20,000,000
24,000,000	[3]	Merrill Lynch Government Securities, 5.750%, dated 1/3/2001, due 4/4/2001	24,000,000
5,000,000	[3]	Morgan Stanley & Co., Inc., 5.580%, dated 1/12/2001, due 3/30/2001	5,000,000
85,000,000		Morgan Stanley & Co., Inc., 5.650%, dated 1/31/2001, due 2/1/2001	85,000,000
45,000,000		Paribas Corp., 5.700%, dated 1/31/2001, due 2/1/2001	45,000,000
45,000,000		Salomon Smith Barney Holdings, Inc., 5.700%, dated 1/31/2001, due 2/1/2001	45,000,000
23,661,000		Scotia McLeod, Inc., 5.660%, dated 1/31/2001, due 2/1/2001	23,661,000
45,000,000		Societe Generale, New York, 5.700%, dated 1/31/2001, due 2/1/2001	45,000,000
45,000,000		State Street Bank Corp., 5.680%, dated 1/31/2001, due 2/1/2001	45,000,000
45,000,000		Toronto Dominion Securities (USA), Inc., 5.720%, dated 1/31/2001, due 2/1/2001	45,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[2]
$15,000,000		Warburg Dillon Reed LLC, 5.700%, dated 1/31/2001, due 2/1/2001	$15,000,000
29,000,000	[3]	Warburg Dillon Reed LLC, 6.500%, dated 9/7/2000, due 3/7/2001	29,000,000
20,000,000		Westdeutsche Landesbank Girozentrole, 5.680%, dated 1/31/2001, due 2/1/2001	20,000,000

		TOTAL REPURCHASE AGREEMENTS	953,661,000

		TOTAL INVESTMENT (AT AMORTIZED COST)[4]	$1,014,449,407

1 The issue shows the rate of discount at time of purchase.

2 The repurchase agreements are collateralized fully by U.S. Treasury obligations based on market prices at the date of the portfolio.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,011,564,566) at January 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 2001 (unaudited)

Assets:
Investments in repurchase agreements	$953,661,000
Investments in securities	60,788,407

Total investments in securities, at amortized cost and value		$1,014,449,407
Cash		3,509
Income receivable		1,975,469

TOTAL ASSETS		1,016,428,385

Liabilities:
Income distribution payable	4,773,406
Accrued expenses	90,413

TOTAL LIABILITIES		4,863,819

Net assets for 1,011,564,566 shares outstanding		$1,011,564,566

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,011,564,566 ÷ 1,011,564,566 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2001 (unaudited)

Investment Income:
Interest			$31,888,688

Expenses:
Investment adviser fee		$1,981,866
Administrative personnel and services fee		373,086
Custodian fees		41,700
Transfer and dividend disbursing agent fees and expenses		17,250
Directors'/Trustees' fees		4,598
Auditing fees		5,946
Legal fees		3,468
Portfolio accounting fees		63,201
Shareholder services fee		1,238,666
Share registration costs		8,780
Printing and postage		6,741
Insurance premiums		1,705
Miscellaneous		8,227

TOTAL EXPENSES		3,755,234

Waivers:
Waiver of investment adviser fee	$(525,921)
Waiver of shareholder services fee	(990,933)

TOTAL WAIVERS		(1,516,854)

Net expenses			2,238,380

Net investment income			$29,650,308

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2001	Year Ended 7/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$29,650,308	$66,607,276

Distributions to Shareholders:
Distributions from net investment income	(29,650,308)	(66,607,276)

Share Transactions:
Proceeds from sale of shares	2,008,932,555	5,103,795,896
Net asset value of shares issued to shareholders in payment of distributions declared	4,342,051	8,785,551
Cost of shares redeemed	(1,953,559,097)	(5,626,113,411)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	59,715,509	(513,531,964)

Change in net assets	59,715,509	(513,531,964)

Net Assets:
Beginning of period	951,849,057	1,465,381,021

End of period	$1,011,564,566	$951,849,057

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended	Year Ended September 30,
	1/31/2001	7/31/2000	7/31/1999 [1,2]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.04	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	3.05%	5.32%	3.76%	5.28%	5.16%	5.18%	5.45%

Ratios to Average Net Assets:

Expenses	0.45%[4]	0.45%	0.45%[4]	0.45%	0.45%	0.45%	0.45%

Net investment income	5.98%[4]	5.14%	4.45%[4]	5.17%	5.04%	5.06%	5.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,011,565	$951,849	$1,465,381	$2,358,709	$1,797,163	$2,660,939	$3,031,247

1 For the period ended July 31, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 The fund has changed its fiscal year-end from September 30 to July 31.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Trust for U.S. Treasury Obligations (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 2001, capital paid in aggregated $1,011,564,566. Transactions in shares were as follows:

	Six Months Ended 1/31/2001	Year Ended 7/31/2000
Shares sold	2,008,932,555	5,103,795,896
Shares issued to shareholders in payment of distributions declared	4,342,051	8,785,551
Shares redeemed	(1,953,559,097)	(5,626,113,411)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	59,715,509	(513,531,964)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state law and regulations, expenses or withholding taxes and extraordinary expenses) exceed 0.45% of its average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Trust for U.S. Treasury Obligations
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N799

8042508 (3/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.